NPL Extract Short
Run Date - 5/16/2018 10:56:13 PM

AMC Loan ID	Customer Loan ID	Loan Id	Seller Loan ID	Servicer Loan ID	Loan Data 1	Loan Data 2	Last Name	Current Loan Status	Performing Under	Status Date	First Payment Default	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	First Vacancy Date	Property Type (NPL)	Property Condition	Next Due Date	Collection Comments In File	Incomplete Collection Comments Note	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Servicer Contact Attempts	Evidence Of Skip Tracing	Last Skip Trace Date	Skip Trace Results	Borrower Contact Comments	No Borrower Contact Evident	Willingness To Repay	Ability To Repay	Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Foreclosure in File	Bankruptcy In File	Active SCRA	Evidence Of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	Reo Noted	Eviction Requested	Title Issue	Updated Bpo In File	Delinquent Taxes	Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower’s Intention	Modification	Mod Date	Mod Original Interest Rate	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Denied Reason	Mod Type Description	Mod Principal Balance	Mod Payment Frequency	Mod Original Term	Mod Amount Capitalized	Mod Deferred Balance incl PRA	Mod Interest Deferred	Mod Principal Forgiven	Mod Months Extended	Mod Comments	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Forbearance Due Date	Forbearance Total Months for Plan	Forbearance Comments	Deed In Lieu Status	Deed In Lieu Comments	Short Sale Status	Short Sale Date Offered	Short Sale Contract Received	Short Sale Contract Date	Short Sale Amount Offered	Short Sale Estimated Closing Date	Short Sale Comments	HAMP Solicited	HAMP Comments	Current Foreclosure Status	Foreclosure Delay/Obstruction Start Date	Foreclosure Reason For Delay/Obstruction	Foreclosure - Reason For Delay Obstruction - Other	Foreclosure Issues with Proof Of Standing	Foreclosure Last Step Completed	Foreclosure Last Step Date	Projected Foreclosure Step	Foreclosure Projected Step Date	Foreclosure Attorney	Foreclosure Attorney Phone	Foreclosure Referral to Attorney Date	Foreclosure First Legal Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Contested?	Foreclosure - Is Borrower Represented by an Attorney	Foreclosure Comments	Current Bankruptcy Status	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Attorney	Bankruptcy Attorney Phone	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Evidence of Reaffirmation?	Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Litigation Type	Litigation Summary	Fraud Type	Investigation Resolved?	Fraud Resolution Summary	Fraud - Possible Misrepresentation?	Fraud Comments	Trustee Of Property Noted?	Trustee Intention of Property	Damage Noted	Damage Type	Repair Status	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	Current REO Status	REO Listed Price	REO Listed Date	REO Delay?	REO Delay Reason	REO Investor Property Intention	Listing Date	Listing Amount	Listing Agent	Listing Agent Phone	Listing Comments	Contract Executed?	Contract Execution Date	Closing Scheduled?	Closing Scheduled Date	Contract Amount	Contract Comments	Eviction Start Date	Eviction Contested	Eviction Contested Start Date	Eviction Completion Date	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Resolution Description	Title Company	Title Issue Comments	BPO - Appraised Value	Delinquent Taxes - Delinquency Amount	Delinquent Taxes - Delinquency Due Date	Delinquent Taxes - Comments	Auto Comments	Supplemental Comments	Loan Grade	Loan Grade Comments
202611342	Performing	01/31/2018	12/06/2017	N/A	0	1	07/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611345	Performing	01/31/2018	10/02/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611348	Performing	01/31/2018	10/11/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611352	Performing	01/31/2018	12/05/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611354	Performing	01/31/2018	10/07/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	01/30/2015	Not attempting to contact the borrower	On 01/30/15, the borrower called the servicer and advised the final modification documents were received. The servicer stated they need to be signed and returned.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/30/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/30/2015.  On 01/30/15, the borrower called the servicer and advised the final modification documents were received.  The servicer stated they need to be signed and returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611356	Performing	01/31/2018	10/14/2017	N/A	0	1	12/14/2017	Occupied-UTD	UTD	Yes	Yes	12/14/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/14/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202611357	Performing	01/31/2018	12/09/2017	N/A	0	1	01/31/2018	Non-Owner Occupied	UTD	Yes	Yes	12/09/2015	Not attempting to contact the borrower	On 12/09/15, the servicer spoke with the borrower who stated all living expenses are paid through a non-borrower. The borrower stated requested documents will be sent in shortly.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/09/2015.  On 12/09/15, the servicer spoke with the borrower who stated all living expenses are paid through a non-borrower.  The borrower stated requested documents will be sent in shortly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: All borrower’s deceased. Date of death for borrower is 12/6/2017. Death certificate provided too.	All borrower’s deceased. Date of death for borrower is 12/6/2017. Death certificate provided too.
202611362	Performing	01/31/2018	12/14/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611369	Performing	01/31/2018	12/04/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	11/09/2015	Not attempting to contact the borrower	Borrower stated October payment was misapplied and they had also sent in another payment for November. Servicer advised payment was being processed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/09/2015.  Borrower stated October payment was misapplied and they had also sent in another payment for November. Servicer advised payment was being processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611374	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611375	Performing	01/31/2018	12/11/2017	N/A	0	1	07/18/2017	UTD	UTD	Yes	Yes	01/26/2015	Not attempting to contact the borrower	Inbound call received from borrower inquiring why he received a letter. Advised that since his payment was late it was triggered by the system to be mailed out.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/26/2015.  Inbound call received from borrower inquiring why he received a letter.  Advised that since his payment was late it was triggered by the system to be mailed out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611377	Performing	01/31/2018	12/06/2017	N/A	0	1	01/31/2018	Owner Occupied	Good	Yes	Yes	12/03/2017	Not attempting to contact the borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/03/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611378	Performing	01/31/2018	10/05/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	UTD	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611379	Performing	01/31/2018	12/12/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	01/24/2017	Not attempting to contact the borrower	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/24/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP modification effective 9/1/2010	HAMP modification effective 9/1/2010
202611380	Performing	01/31/2018	10/30/2017	N/A	0	1	01/27/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611383	Performing	01/31/2018	10/10/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	01/05/2017	Not attempting to contact the borrower	Servicer called to verify Payoff recv’d no questions	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	UTD	Retention	No	UTD	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/05/2017.  Servicer called to verify Payoff recv’d no questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX11025.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/14/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611384	Performing	01/31/2018	12/07/2017	N/A	0	1	02/07/2018	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
ADDITIONAL INFORMATION: N/A
202611385	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611386	Performing	01/31/2018	12/11/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611390	Performing	01/31/2018	12/21/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	04/12/2016	Not attempting to contact the borrower	Promise to pay- borrower accepted MOD	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/12/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/12/2016.  Promise to pay- borrower accepted MOD
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611392	Performing	01/31/2018	12/01/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611394	Performing	01/31/2018	10/16/2017	N/A	0	1	10/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611395	Performing	01/31/2018	12/16/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	12/16/2017	Not attempting to contact the borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611401	Performing	01/31/2018	10/12/2017	N/A	0	1	12/15/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611406	Performing	01/31/2018	10/07/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	09/26/2017	Ongoing dialogue with borrower	Borrower called for status of assumption.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	09/26/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/26/2017.  Borrower called for status of assumption.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611407	Performing	01/31/2018	10/11/2017	N/A	0	1	10/11/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611411	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611412	Performing	01/31/2018	12/16/2017	N/A	0	1	08/09/2017	UTD	Yes	Yes	09/01/2015	Not attempting to contact the borrower	Borrower called in to see if they could fax in the Dodd Frank form today. Agent advised the last day to fax it in was 8/28/2015. Call disconnected.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/01/2015.  Borrower called in to see if they could fax in the Dodd Frank form today. Agent advised the last day to fax it in was 8/28/2015. Call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
ADDITIONAL INFORMATION: N/A
202611417	Performing	01/31/2018	12/02/2017	N/A	0	1	01/18/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Most recent comment is 12/27/17-states duplicate HOI policy received-no evidence of delinquency	Most recent comment is 12/27/17-states duplicate HOI policy received-no evidence of delinquency
202611418	Performing	01/31/2018	10/05/2017	N/A	0	1	09/12/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611421	Performing	01/31/2018	12/13/2017	N/A	0	1	08/24/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611424	Performing	01/31/2018	10/26/2017	N/A	0	1	01/02/2018	Owner Occupied	UTD	Yes	Yes	09/01/2015	Ongoing dialogue with borrower	Inbound call from borrower, service credit done. Borrower returning our call, advised calling to confirm receipt of Dodd Frank, advised to disregard letter.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/01/2015.  Inbound call from borrower, service credit done. Borrower returning our call, advised calling to confirm receipt of Dodd Frank, advised to disregard letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611433	Performing	01/31/2018	10/16/2017	N/A	0	1	10/20/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611434	Performing	01/31/2018	10/05/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611437	Performing	01/31/2018	10/16/2017	N/A	0	1	01/27/2018	Owner Occupied	UTD	Yes	Yes	05/18/2016	Not attempting to contact the borrower	Spoke with borrower one who accepted promise to pay plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/18/2016.  Spoke with borrower one who accepted promise to pay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611438	Performing	01/31/2018	10/16/2017	N/A	0	1	10/05/2017	Owner Occupied	UTD	Yes	Yes	08/12/2016	Not attempting to contact the borrower	Borrower promise to pay $1226.09 8/16/2016.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	Comments reflect borrower previously had a bankruptcy; however no details were provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/12/2016.  Borrower promise to pay $1226.09 8/16/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect borrower previously had a bankruptcy; however no details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611439	Performing	01/31/2018	10/17/2017	N/A	0	1	10/05/2017	Owner Occupied	UTD	Yes	Yes	03/30/2017	Not attempting to contact the borrower	The borrower was advised that the recast documents have expired. New documents were mailed in April and there is a 10 day window to sign and return.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/30/2017.  The borrower was advised that the recast documents have expired. New documents were mailed in April and there is a 10 day window to sign and return.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611440	Performing	01/31/2018	10/14/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	04/27/2016	Not attempting to contact the borrower	The borrower made a promise to pay $2,603.13 on 05/05/2016 and was not interested in mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/27/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/27/2016.  The borrower made a promise to pay $2,603.13 on 05/05/2016 and was not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611441	Performing	01/31/2018	10/16/2017	N/A	0	1	01/14/2018	Owner Occupied	UTD	Yes	Yes	11/21/2017	Not attempting to contact the borrower	An authorized third party, Borrower’s son called in regards to mortgage monthly payment increase. Servicer advised third party that this is result of a lien, possibly a tax lien. Servicer advised borrower to contact their local county to confirm and to call servicer after in case they would like to apply for a modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/21/2017.  An authorized third party, Borrower’s son called in regards to mortgage monthly payment increase. Servicer advised third party that this is result of a lien, possibly a tax lien. Servicer advised borrower to contact their local county to confirm and to call servicer after in case they would like to apply for a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611443	Performing	01/31/2018	12/12/2017	N/A	0	1	01/15/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Most recent comment-Batch stop call-no evidence of delinquency	Most recent comment-Batch stop call-no evidence of delinquency
202611444	Performing	01/31/2018	12/07/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	12/21/2017	Not attempting to contact the borrower	Commentary states spoke with borrower and borrower accepted promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/21/2017.  Commentary states spoke with borrower and borrower accepted promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611445	Performing	01/31/2018	10/11/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The comments indicated the loan was previously modified.	The comments indicated the loan was previously modified.
202611450	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	11/17/2015	Ongoing dialogue with borrower	Borrower declined workout program	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/17/2015.  Borrower declined workout program
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611451	Performing	01/31/2018	10/02/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202611454	Performing	01/31/2018	10/02/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Noted 05/23/2017 - Loan no longer eligible for 6th year Hamp incentive - no valid Dodd Frank certificate on file.	Noted 05/23/2017 - Loan no longer eligible for 6th year Hamp incentive - no valid Dodd Frank certificate on file.
202611458	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	11/09/2017	Owner Occupied	UTD	Yes	Yes	08/27/2015	Not attempting to contact the borrower	Borrower authorized a third party.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/27/2015.  Borrower authorized a third party.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611460	Performing	01/31/2018	10/13/2017	N/A	0	1	04/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 04/21/2017 reflects recast offer was mailed to borrower. No evidence borrower responded to offer.	Comment dated 04/21/2017 reflects recast offer was mailed to borrower. No evidence borrower responded to offer.
202611465	Performing	01/31/2018	10/10/2017	N/A	0	1	10/27/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611467	MI ACTIVE	Performing	01/31/2018	12/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611470	Performing	01/31/2018	10/27/2017	N/A	0	1	10/05/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX. However, comments provided do not reflect this. There is no evidence noted to suggest that the property was impacted.	The property is located in a FEMA declared disaster area due to XXX. However, comments provided do not reflect this. There is no evidence noted to suggest that the property was impacted.
202611472	Performing	01/31/2018	10/02/2017	N/A	0	1	03/31/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 03/20/2017 reflects recast offer was mailed to borrower. No evidence borrower responded to recast offer.	Comment dated 03/20/2017 reflects recast offer was mailed to borrower. No evidence borrower responded to recast offer.
202611474	Performing	01/31/2018	12/14/2017	N/A	0	1	01/14/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611475	Performing	01/31/2018	10/30/2017	N/A	0	1	10/13/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611476	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611477	Performing	01/31/2018	10/27/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	09/06/2017	Not attempting to contact the borrower	The borrower called in and stated received a letter from insurance company regarding non payment and cancellation on 09/114/2017 if payment is not received. The agent called the insurance company and advised that a payment would be sent overnight.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/06/2017.  The borrower called in and stated received a letter from insurance company regarding non payment and cancellation on 09/114/2017 if payment is not received. The agent called the insurance company and advised that a payment would be sent overnight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 02/21/2017 reflects recast offer was mailed to borrower. No evidence borrower responded to offer.	Comment dated 02/21/2017 reflects recast offer was mailed to borrower. No evidence borrower responded to offer.
202611481	Performing	01/31/2018	10/03/2017	N/A	0	1	04/14/2017	Owner Occupied	UTD	Yes	Yes	01/06/2017	Not attempting to contact the borrower	Per commentary dated for 01/06/2017, authorized third party called in to discuss payment	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/23/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/06/2017.  Per commentary dated for 01/06/2017, authorized third party called in to discuss payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611485	Performing	01/31/2018	12/11/2017	N/A	0	1	07/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611496	Performing	01/31/2018	10/27/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	01/17/2017	Contact attempts - however unable to contact borrower	On 01/17/17, the borrower called the servicer regarding a wind damage loss from 04/30/16.. The servicer advised of a two-business day waiting period in order to complete the endorsement of the check. Then, the check will be sent out regular mail.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/27/2015	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/17/2017.  On 01/17/17, the borrower called the servicer regarding a wind damage loss from 04/30/16..  The servicer advised of a two-business day waiting period in order to complete the endorsement of the check.  Then, the check will be sent out regular mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Per the conversation the servicer had with the borrower on 01/17/17, the wind loss appears to have been resolved.	Per the conversation the servicer had with the borrower on 01/17/17, the wind loss appears to have been resolved.
202611515	Performing	01/31/2018	10/16/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611517	Performing	01/31/2018	10/09/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	12/06/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/30/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/06/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611518	Performing	01/31/2018	10/12/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	01/12/2016	Not attempting to contact the borrower	Customer had questions in regards to new insurance carrier	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2016.  Customer had questions in regards to new insurance carrier
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611526	Performing	01/31/2018	10/23/2017	N/A	0	1	12/14/2017	Owner Occupied	UTD	Yes	Yes	01/26/2017	Ongoing dialogue with borrower	Borrower contacted servicer in regards to her lender placed insurance policy. Servicer faxed over the information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/26/2017.  Borrower contacted servicer in regards to her lender placed insurance policy. Servicer faxed over the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611527	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	06/06/2017	Not attempting to contact the borrower	The borrower called in to get information on a second modification and was advised all loans are able to obtain 2 modifications per loan and advised would be going to a Chase branch to get the RMA.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/06/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/06/2017.  The borrower called in to get information on a second modification and was advised all loans are able to obtain 2 modifications per loan and advised would be going to a Chase branch to get the RMA.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611529	Performing	01/31/2018	10/30/2017	N/A	0	1	07/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611530	Performing	01/31/2018	10/11/2017	N/A	0	1	06/29/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611531	Performing	01/31/2018	10/30/2017	N/A	0	1	01/31/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202611551	Performing	01/31/2018	10/23/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611568	Performing	01/31/2018	10/13/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	12/08/2017	Not attempting to contact the borrower	Commentary states spoke to borrower regarding credit report and credit being shown negatively due to disaster. Borrower was provided the disaster relief department number and transferred for further assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/16/2017	No	Retention	No	Current	Informal (Verbal)	11/13/2017	05/13/2018	$0.00	05/13/2018	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/08/2017.  Commentary states spoke to borrower regarding credit report and credit being shown negatively due to disaster. Borrower was provided the disaster relief department number and transferred for further assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/08/2017.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is not resolved and the status indicates No indication servicer every responded and appears issue still active.  Commentary advises that borrower called in regarding credit reporting due to disaster.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611572	Performing	01/31/2018	10/16/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611599	Performing	01/31/2018	10/14/2017	N/A	0	1	01/15/2018	Owner Occupied	Good	Yes	Yes	01/04/2017	Not attempting to contact the borrower	On 01/04/17, the servicer spoke with the borrower who accepted a promise to pay plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	01/04/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/04/2017.  On 01/04/17, the servicer spoke with the borrower who accepted a promise to pay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611602	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	12/14/2017	Owner Occupied	UTD	Yes	Yes	08/04/2015	Ongoing dialogue with borrower	Servicer contacted borrower and borrower advised servicer the payment was mailed today and was not interested in ACH. Comment dated 12/15/2014 shows servicer contacted borrower to advice they have received the final modification documents.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/15/2014	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/04/2015.  Servicer contacted borrower and borrower advised servicer the payment was mailed today and was not interested in ACH. Comment dated 12/15/2014 shows servicer contacted borrower to advice they have received the final modification documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: FNMA denied claim in the amount of $50.00 as cited on 02/25/2015.	FNMA denied claim in the amount of $50.00 as cited on 02/25/2015.
202611611	Performing	01/31/2018	10/02/2017	N/A	0	1	10/18/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202611612	Performing	01/31/2018	12/11/2017	N/A	0	1	09/29/2017	UTD	UTD	Yes	Yes	09/12/2017	Ongoing dialogue with borrower	Spoke to borrower about insurance claim repairs - the borrower was calling in to verify the inspection appointment. Servicer confirmed 90% completion inspection and found the adjuster’s report from 05/12/2017 and the summary of loss with amounts of checks	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	Insurance Claim damage 100% completed per notes 09/22/2017. Insurance claim paid $17,696.70. Date of water damage 11/08/2016.	Water	Complete	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/12/2017.  Spoke to borrower about insurance claim repairs - the borrower was calling in to verify the inspection appointment.   Servicer confirmed 90% completion inspection and found the adjuster’s report from 05/12/2017 and the summary of loss with amounts of checks
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Insurance Claim damage 100% completed per notes 09/22/2017.   Insurance claim paid $17,696.70.  Date of water damage 11/08/2016.  The damage repair amount is estimated at $17,696.70.  Property repair is complete.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 02/09/2018: Servcier stated: “Final inspection on 9/20/17 at 100% complete.”	02/09/2018: Servcier stated: “Final inspection on 9/20/17 at 100% complete.”
202611615	Performing	01/31/2018	12/27/2017	N/A	0	1	01/30/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202611616	Performing	01/31/2018	10/23/2017	N/A	0	1	12/26/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611617	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611623	Performing	01/31/2018	12/26/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611624	MI ACTIVE	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611632	Performing	01/31/2018	09/29/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	04/29/2016	Not attempting to contact the borrower	The borrower called in to authorize a payment for the account for $814.73 for 04/29/2016. The borrower was provided a confirmation number.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/29/2016.  The borrower called in to authorize a payment for the account for $814.73 for 04/29/2016. The borrower was provided a confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-13236.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/07/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611634	Performing	01/31/2018	10/02/2017	N/A	0	1	12/26/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611635	Performing	01/31/2018	10/02/2017	N/A	0	1	06/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611643	Performing	01/31/2018	10/14/2017	N/A	0	1	06/15/2017	UTD	UTD	Yes	Yes	06/15/2017	Not attempting to contact the borrower	The borrower made a recast request.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/15/2017.  The borrower made a recast request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611646	Performing	01/31/2018	10/11/2017	N/A	0	1	08/03/2017	Owner Occupied	Good	Yes	Yes	02/19/2016	Not attempting to contact the borrower	Borrower spoke with agent discussed account status and Loss Mitigation programs. The borrower stated the loan default due to servicing problems and refused assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/19/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/19/2016.  Borrower spoke with agent discussed account status and Loss Mitigation programs.  The borrower stated the loan default due to servicing problems and refused assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611647	Performing	01/31/2018	10/03/2017	N/A	0	1	03/17/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202611653	Performing	01/31/2018	12/02/2017	N/A	0	1	02/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611665	Performing	01/31/2018	10/11/2017	N/A	0	1	01/10/2018	Occupied-UTD	UTD	Yes	Yes	03/31/2015	Not attempting to contact the borrower	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/31/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202611674	Performing	01/31/2018	12/04/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611676	Performing	01/31/2018	10/10/2017	N/A	0	1	09/08/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611684	Performing	01/31/2018	12/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	12/08/2017	Ongoing dialogue with borrower	Borrower called in to advise she has a lender placed policy that covers the dwelling. She advised she will keep this policy. Representative advised what she needs to do with she wishes to change.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/08/2017.  Borrower called in to advise she has a lender placed policy that covers the dwelling.  She advised she will keep this policy.  Representative advised what she needs to do with she wishes to change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611687	Performing	01/31/2018	12/02/2017	N/A	0	1	12/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611690	Performing	01/31/2018	10/24/2017	N/A	0	1	12/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	UTD	N/A	There is little information on this discharged chapter 13 bankruptcy.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-44704.  The most recent bankruptcy status is discharged.  There is little information on this discharged chapter 13 bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611693	Performing	01/31/2018	10/13/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	02/06/2017	Not attempting to contact the borrower	The borrower authenticated the insurance policy as they had received multiple policies.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/06/2017.  The borrower authenticated the insurance policy as they had received multiple policies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A comment dated 01/31/2017 notes a report being worked for potential fraud. No indication of fraud on the loan.	A comment dated 01/31/2017 notes a report being worked for potential fraud. No indication of fraud on the loan.
202611730	Performing	01/31/2018	10/10/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	01/08/2015	Not attempting to contact the borrower	Escrow analysis prorated amount spread over months	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/08/2015.  Escrow analysis prorated amount spread over months
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611734	Performing	01/31/2018	10/06/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611736	Performing	01/31/2018	12/01/2017	N/A	0	1	09/08/2017	Owner Occupied	Good	Yes	Yes	03/21/2017	Not attempting to contact the borrower	Account inquiry. Insurance policy inquiry. Received notice from insurance company.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/21/2017.  Account inquiry.  Insurance policy inquiry.  Received notice from insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611737	Performing	01/31/2018	10/14/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611738	Performing	01/31/2018	12/21/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	10/25/2016	Not attempting to contact the borrower	The borrower called in to discuss the reaffirmation of the account.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/25/2016.  The borrower called in to discuss the reaffirmation of the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/26/2016.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-58435.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/13/2017 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611741	Performing	01/31/2018	10/09/2017	N/A	0	1	09/07/2017	Owner Occupied	Good	Yes	Yes	08/25/2015	Not attempting to contact the borrower	Welcome call rep advised borrower off the total amount due rep advised borrower of the documents needed and the fax number to send the documents too	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/25/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/25/2015.  Welcome call rep advised borrower off the total amount due rep advised borrower of the documents needed and the fax number to send the documents too
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611743	Performing	01/31/2018	10/11/2017	N/A	0	1	01/19/2018	Owner Occupied	UTD	Yes	Yes	03/09/2016	Contact attempts - however unable to contact borrower	the customer promise to pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/09/2016.  the customer promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611745	Performing	01/31/2018	10/05/2017	N/A	0	1	09/08/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611746	Performing	01/31/2018	10/30/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611748	Performing	01/31/2018	10/20/2017	N/A	0	1	01/26/2018	Owner Occupied	Good	Yes	Yes	12/16/2017	Not attempting to contact the borrower	Borrower made a promise to pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2017.  Borrower made a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611754	Performing	01/31/2018	12/04/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	12/04/2017	Contact attempts - however unable to contact borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/04/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611756	Performing	01/31/2018	10/02/2017	N/A	0	1	12/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611759	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	11/15/2017	Ongoing dialogue with borrower	Borrower promised to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/15/2017.  Borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611760	Performing	01/31/2018	10/30/2017	N/A	0	1	10/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-12341.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/07/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611761	Performing	01/31/2018	10/07/2017	N/A	0	1	07/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611764	Performing	01/31/2018	10/11/2017	N/A	0	1	10/24/2017	Owner Occupied	UTD	Yes	Yes	01/10/2017	Not attempting to contact the borrower	Inquiry regarding payment made. Calling in regards to payment issue. Was transferred to agent at insurance company.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/10/2017.  Inquiry regarding payment made. Calling in regards to payment issue. Was transferred to agent at insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611768	Performing	01/31/2018	12/15/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	Updated notes indicate discharge Chapter 13 on XXX	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-45497.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/17/2017 and there is no evidence of reaffirmation.  Updated notes indicate discharge Chapter 13 on 11/17/2017
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611769	Performing	01/31/2018	10/19/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	02/02/2018	Not attempting to contact the borrower	Inbound: Borrower called about FDD and was advised that good through 3/31/2018. The borrower stated will call and double check if ACH was drafted before making payment. The borrower was further advised that has grace and will not affect account to wait/double check and if payment does not draft borrower can speak with customer service in April	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/02/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/02/2018.  Inbound: Borrower called about FDD and was advised that good through 3/31/2018. The borrower stated will call and double check if ACH was drafted before making payment. The borrower was further advised that has grace and will not affect account to wait/double check and if payment does not draft borrower can speak with customer service in April
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611770	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	12/15/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611773	Performing	01/31/2018	12/29/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	01/26/2018	Contact attempts - however unable to contact borrower	Spoke to Borrower 1 who gave curtailment of income as reason for delinquency. The borrower promised to pay payment due plus late charges due for a total of $1622.70 by 01/31/2018.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/26/2018.  Spoke to Borrower 1 who gave curtailment of income as reason for delinquency.  The borrower promised to pay payment due plus late charges due for a total of $1622.70 by 01/31/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611778	Bankruptcy	01/31/2018	10/14/2017	N/A	Bankruptcy	1	01/15/2018	UTD	UTD	Yes	Yes	01/28/2016	Not attempting to contact the borrower	Inbound call from authorized third party regarding letter they received on multiple policies. Agent advised servicer paid insurance company last year for old policy and this year for new policy. Caller advised they had already paid insurance company this year for new policy.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/28/2016.  Inbound call from authorized third party regarding letter they received on multiple policies. Agent advised servicer paid insurance company last year for old policy and this year for new policy. Caller advised they had already paid insurance company this year for new policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/08/2016.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-30729.  The most recent bankruptcy status is active.  The proof of claim was filed 11/09/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611780	Performing	01/31/2018	10/12/2017	N/A	0	1	03/30/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611787	Performing	01/31/2018	10/13/2017	N/A	0	1	10/13/2017	Owner Occupied	UTD	Yes	Yes	11/16/2015	Not attempting to contact the borrower	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/16/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611801	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	12/15/2017	Owner Occupied	UTD	Yes	Yes	03/21/2017	Not attempting to contact the borrower	The borrower called in to discuss why there was a difference in the amount of his w-2 and the letter of the remediation. The borrower was advised that both remediations that were completed and both amounts equaled to the total amount on his 1099.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/21/2017.  The borrower called in to discuss  why there was a difference in the amount of his w-2 and the letter of the remediation. The borrower was advised that both remediations that were completed and both amounts equaled to the total amount on his 1099.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-20003.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/01/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611802	Performing	01/31/2018	12/12/2017	N/A	0	1	02/12/2018	UTD	UTD	Yes	Yes	06/16/2015	Not attempting to contact the borrower	The borrower switched insurance companies and updated the information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2015.  The borrower switched insurance companies and updated the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611805	Performing	01/31/2018	10/02/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611816	MI ACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	10/26/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611817	Performing	01/31/2018	10/03/2017	N/A	0	1	11/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611819	MI ACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	01/20/2018	Owner Occupied	UTD	Yes	Yes	02/23/2017	Contact attempts - however unable to contact borrower	Spoke with the borrower promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2017.  Spoke with the borrower promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611823	Performing	01/31/2018	10/16/2017	N/A	0	1	12/01/2017	UTD	UTD	Yes	Yes	12/19/2016	Contact attempts - however unable to contact borrower	The borrower called on 12/19/2016 stating they signed into their online account on 12/13/2016 and scheduled a payment to draft on 12/16/2017; however, the payment has not yet drafted from their account. The borrower re-scheduled the payment for that day.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/19/2016.  The borrower called on 12/19/2016 stating they signed into their online account on 12/13/2016 and scheduled a payment to draft on 12/16/2017; however, the payment has not yet drafted from their account. The borrower re-scheduled the payment for that day.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611828	Performing	01/31/2018	09/29/2017	N/A	0	1	10/26/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed on 10/26/2017.	HAMP recast was completed on 10/26/2017.
202611830	Performing	01/31/2018	10/24/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	08/05/2015	Not attempting to contact the borrower	The borrower made a promise to pay $1,745.06 on 08/15/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/14/2014	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/05/2015.  The borrower made a promise to pay $1,745.06 on 08/15/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611831	Performing	01/31/2018	10/05/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611842	Performing	01/31/2018	12/02/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611847	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX. However, the comments provided do not reflect this. There is no evidence noted to suggest that the property was impacted. Comment dated 03/20/2017 reflects recast offer was mailed to borrower. No evidence noted that borrower responded to recast offer.	The property is located in a FEMA declared disaster area due to XXX. However, the comments provided do not reflect this. There is no evidence noted to suggest that the property was impacted. Comment dated 03/20/2017 reflects recast offer was mailed to borrower. No evidence noted that borrower responded to recast offer.
202611848	Performing	01/31/2018	09/30/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	04/21/2015	Contact attempts - however unable to contact borrower	Confirmed borrower information and advised of documentation needed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/21/2015.  Confirmed borrower information and advised of documentation needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611849	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	01/12/2015	Not attempting to contact the borrower	Borrower contacted servicer to know why bankruptcy verbiage is still being reflected on statements. Borrower was advised that since discharged Chapter 7 and no reaffirmation then the Bankruptcy verbiage will continue to reflect on statements.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2015.  Borrower contacted servicer to know why bankruptcy verbiage is still being reflected on statements.  Borrower was advised that since discharged Chapter 7 and no reaffirmation then the Bankruptcy verbiage will continue to reflect on statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611850	Performing	01/31/2018	10/03/2017	N/A	0	1	09/08/2017	Owner Occupied	UTD	Yes	Yes	06/03/2015	Not attempting to contact the borrower	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Hardest Hit Program	06/03/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/03/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611859	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	12/11/2017	UTD	UTD	Yes	Yes	06/22/2016	Not attempting to contact the borrower	Received call from borrower who said she was changing insurance companies to XXX. Advised she can have the policy faxed, mailed, or it can be updated online or to have the agent call. Advised she will have it faxed over. Also advised the borrower once she gets the refund from the previous insurance company to send it back to the escrow account to prevent a shortage.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/22/2016.  Received call from borrower who said she was changing insurance companies to XXX.   Advised she can have the policy faxed, mailed, or it can be updated online or to have the agent call.  Advised she will have it faxed over.   Also advised the borrower once she gets the refund from the previous insurance company to send it back to the escrow account to prevent a shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611869	MI ACTIVE	Performing	01/31/2018	10/04/2017	N/A	0	1	09/19/2017	Owner Occupied	UTD	Yes	Yes	08/09/2016	Not attempting to contact the borrower	Borrower request for modification documents from several years ago.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/09/2016.  Borrower request for modification documents from several years ago.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP re-amortization was processed on 07/28/2017 effective for 08/01/2017.	A HAMP re-amortization was processed on 07/28/2017 effective for 08/01/2017.
202611871	MI INACTIVE	Performing	01/31/2018	12/10/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	09/21/2016	Not attempting to contact the borrower	Borrower called to see how to do a loan modification or a refinance; representative transferred borrower to the refinance department.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/21/2016.  Borrower called to see how to do a loan modification or a refinance; representative transferred borrower to the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611882	Performing	01/31/2018	10/13/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	12/06/2017	Not attempting to contact the borrower	customer made payment	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/06/2017.  customer made payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611883	Performing	01/31/2018	12/13/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	01/21/2017	Not attempting to contact the borrower	Borrower scheduled a payment and promised to pay fees in the amount of $85.37.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	UTD	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/21/2017.  Borrower scheduled a payment and promised to pay fees in the amount of $85.37.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-33562.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/08/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611886	Performing	01/31/2018	12/03/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611888	Performing	01/31/2018	12/15/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	10/25/2017	Ongoing dialogue with borrower	The borrower requested on 09/22/2016 to have the account reviewed for assistance. The borrower discuss on 09/29/2016 the possible outcomes of obtaining a new modification, and decided they would not pursue the modification review. The borrower was contacted on 10/25/2017 at which time they stated they were experiencing a hardship due to a curtailment of income. The borrower made a promise to make a payment on 10/27/2017 and again on 11/01/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	09/29/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/25/2017.  The borrower requested on 09/22/2016 to have the account reviewed for assistance. The borrower discuss on 09/29/2016 the possible outcomes of obtaining a new modification, and decided they would not pursue the modification review. The borrower was contacted on 10/25/2017 at which time they stated they were experiencing a hardship due to a curtailment of income. The borrower made a promise to make a payment on 10/27/2017 and again on 11/01/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	The comments indicated the loan was modified prior to the review period.
202611891	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611892	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	10/14/2016	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/14/2016.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611894	Performing	01/31/2018	10/03/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611895	Performing	01/31/2018	10/06/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611896	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202611897	Performing	01/31/2018	10/18/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	09/29/2016	Not attempting to contact the borrower	The borrower promised to pay $2,112.70 on 10/02/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/29/2016.  The borrower promised to pay $2,112.70 on 10/02/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611899	Performing	01/31/2018	10/09/2017	N/A	0	1	11/07/2017	Occupied-UTD	Good	Yes	Yes	04/07/2015	Contact attempts - however unable to contact borrower	Outbound call: spoke to authorized 3rd party to go over Loss Mitigation options. Got financials and discussed the documents that are needed. Benefit statement, Bank statements and proof of benefit income.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/07/2015	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/07/2015.  Outbound call: spoke to authorized 3rd party to go over Loss Mitigation options. Got financials and discussed the documents that are needed. Benefit statement, Bank statements and proof of benefit income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202611901	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611902	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	10/23/2017	Owner Occupied	UTD	Yes	Yes	08/18/2015	Contact attempts - however unable to contact borrower	Borrower consented to interview, RFD is bankruptcy. Owner occupied. Loan transferred to customer care in regards to the FNMA $5000 incentive and to verify further information due to borrower passing.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/18/2015.  Borrower consented to interview, RFD is bankruptcy.  Owner occupied.   Loan transferred to customer care in regards to the FNMA $5000 incentive and to verify  further information due to borrower passing.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/17/2015.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The servicer confirmed they are reporting the credit correctly for the deceased customer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611905	Performing	01/31/2018	10/02/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611906	Performing	01/31/2018	10/11/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611908	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	02/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611919	Performing	01/31/2018	10/05/2017	N/A	0	1	05/18/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	UTD	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611920	Performing	01/31/2018	12/05/2017	N/A	0	1	12/01/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Last comment date-12/1/17-batch stop call initiated	Last comment date-12/1/17-batch stop call initiated
202611932	Performing	01/31/2018	10/16/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611933	Performing	01/31/2018	10/14/2017	N/A	0	1	01/13/2018	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611936	Performing	01/31/2018	12/23/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	10/27/2017	Not attempting to contact the borrower	The borrower called in to set up a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/27/2017.  The borrower called in to set up a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611945	Performing	01/31/2018	10/14/2017	N/A	0	1	01/10/2018	Owner Occupied	Good	Yes	Yes	11/24/2014	Not attempting to contact the borrower	Spoke to borrower who advised the reason for default and number of payments due and total amount due. Borrower gave verbal authorization to speak with 3rd party. Property is in good condition	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/24/2014.  Spoke to borrower who advised the reason for default and number of payments due and total amount due.   Borrower gave verbal authorization to speak with 3rd party.  Property is in good condition
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611949	MI ACTIVE	Performing	01/31/2018	10/07/2017	N/A	0	1	12/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611956	MI ACTIVE	Performing	01/31/2018	10/28/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	10/31/2016	Contact attempts - however unable to contact borrower	The borrower called to make payment over the phone.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	No	Bankruptcy was dismissed for failure to make plan payments.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/31/2016.  The borrower called to make payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/28/2015.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-07088.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/17/2017.  The proof of claim was filed 06/16/2015.  Bankruptcy was dismissed for failure to make plan payments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611957	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	10/29/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611959	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/27/2018	Owner Occupied	UTD	Yes	Yes	10/16/2017	Not attempting to contact the borrower	The borrower called with general inquiry on modification and was transferred to the modification department for further assistance.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/16/2017.  The borrower called with general inquiry on modification  and was transferred to the modification department for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-33094.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 01/27/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611964	Performing	01/31/2018	10/23/2017	N/A	0	1	01/22/2018	Owner Occupied	UTD	Yes	Yes	10/14/2016	Not attempting to contact the borrower	Borrower made a promise to pay in the amount of $1935.13 dated for 10/14/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/14/2016.  Borrower made a promise to pay in the amount of $1935.13 dated for 10/14/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611977	Performing	01/31/2018	10/04/2017	N/A	0	1	01/22/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611979	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	07/27/2017	Not attempting to contact the borrower	Borrower called about account options and was advised options have been denied.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Deed In Lieu	07/27/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/27/2017.  Borrower called about account options and was advised options have been denied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611982	Performing	01/31/2018	10/02/2017	N/A	0	1	12/28/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202611993	Performing	01/31/2018	10/10/2017	N/A	0	1	02/04/2018	Owner Occupied	UTD	Yes	Yes	10/14/2015	Not attempting to contact the borrower	Servicer contacted borrower in regards to their payment. Borrower scheduled their payment stating they pay within the grace period.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/14/2015.  Servicer contacted borrower in regards to their payment. Borrower scheduled their payment stating they pay within the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202611994	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	01/17/2017	Contact attempts - however unable to contact borrower	Borrower expressed concerns about receiving billing statements late and requested to speak to the customer care department. Representative provided the number to customer care. Borrower declined warm transfer of call.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	04/21/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/17/2017.  Borrower expressed concerns about receiving billing statements late and requested to speak to the customer care department.  Representative provided the number to customer care.  Borrower declined warm transfer of call.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/12/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Per comments dated 01/12/2015, customer is disputing payment.  Funds in suspense was applied to the escrow.   Lender reversed transaction.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Unable to determine if loan was in bankruptcy.	Unable to determine if loan was in bankruptcy.
202612005	Performing	01/31/2018	10/17/2017	N/A	0	1	12/15/2017	Owner Occupied	UTD	Yes	Yes	12/10/2015	Not attempting to contact the borrower	Commentary states spoke to borrower and borrower accepted promise to pay payment plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/06/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/10/2015.  Commentary states spoke to borrower and borrower accepted promise to pay payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612008	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612013	Performing	01/31/2018	12/29/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612014	Performing	01/31/2018	12/05/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612018	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	01/21/2017	Not attempting to contact the borrower	Borrower advised they’re not interested in assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/21/2017.  Borrower advised they’re not interested in assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612020	Performing	01/31/2018	10/06/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612025	MI ACTIVE	Performing	01/31/2018	10/12/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	02/04/2016	Not attempting to contact the borrower	The borrower stated they intend to keep the property.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/04/2016.  The borrower stated they intend to keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612028	Performing	01/31/2018	10/13/2017	N/A	0	1	01/19/2018	Owner Occupied	Good	Yes	Yes	07/25/2015	Not attempting to contact the borrower	The borrower made an escrow inquiry and call was transferred to the insurance department.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/25/2015.  The borrower made an escrow inquiry and call was transferred to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612038	Performing	01/31/2018	10/03/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	10/04/2016	Not attempting to contact the borrower	Spoke with borrower , who accepted promise to pay plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/04/2016.  Spoke with borrower , who accepted promise to pay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Most recent comment-12-5-17-batch stop call
																																																																																																																																																																																																No evidence of delinquency	Most recent comment-12-5-17-batch stop call No evidence of delinquency
202612046	Performing	01/31/2018	12/15/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612052	Performing	01/31/2018	10/03/2017	N/A	0	1	12/27/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202612054	Performing	01/31/2018	12/04/2017	N/A	0	1	11/29/2017	UTD	UTD	Yes	Yes	11/12/2015	Not attempting to contact the borrower	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/12/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612057	Performing	01/31/2018	10/31/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612058	Performing	01/31/2018	10/13/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	01/25/2018	Ongoing dialogue with borrower	The borrower called on 01/22/2018 advising they changed insurance carriers. The servicer advised the new policy was received. The borrower last called on 01/25/2018 to inquire on how to submit the refund from the prior insurance company.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/25/2018.  The borrower called on 01/22/2018 advising they changed insurance carriers. The servicer advised the new policy was received. The borrower last called on 01/25/2018 to inquire on how to submit the refund from the prior insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612059	Performing	01/31/2018	09/27/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 09/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612061	Performing	01/31/2018	12/18/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	05/19/2015	Not attempting to contact the borrower	The borrower called in and made a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2015.  The borrower called in and made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612066	MI ACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	01/23/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612075	Performing	01/31/2018	12/11/2017	N/A	0	1	01/16/2018	Owner Occupied	Excellent	Yes	Yes	07/14/2016	Not attempting to contact the borrower	Outbound call to borrower. Call was lost.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/14/2016.  Outbound call to borrower. Call was lost.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612077	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	Good	Yes	Yes	12/17/2015	Not attempting to contact the borrower	Spoke with the borrower accepted promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/17/2015.  Spoke with the borrower accepted promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612079	Performing	01/31/2018	10/12/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612080	Performing	01/31/2018	10/14/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612082	Performing	01/31/2018	10/13/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612083	Performing	01/31/2018	10/13/2017	N/A	0	1	01/11/2018	Occupied-UTD	Good	Yes	Yes	01/19/2016	Not attempting to contact the borrower	Authorized 3rd party called in and accepted a promise to pay for 1/24/2016 in the amount of $2371.81. Primary reason for default was other.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/19/2016.  Authorized 3rd party called in and accepted a promise to pay for 1/24/2016 in the amount of $2371.81. Primary reason for default was other.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202612084	Performing	01/31/2018	10/31/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612091	Performing	01/31/2018	10/10/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612095	Performing	01/31/2018	10/03/2017	N/A	0	1	02/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612100	Performing	01/31/2018	10/02/2017	N/A	0	1	11/09/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612106	Performing	01/31/2018	10/11/2017	N/A	0	1	01/30/2018	Owner Occupied	Good	Yes	Yes	07/06/2016	Contact attempts - however unable to contact borrower	Borrowers husband started a new job and the payment was going to be late for the current month.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/06/2016.  Borrowers husband started a new job and the payment was going to be late for the current month.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612107	Performing	01/31/2018	12/06/2017	N/A	0	1	02/07/2018	Owner Occupied	Good	Yes	Yes	10/06/2015	Not attempting to contact the borrower	Agent called borrower regarding payment. Borrower accepted a promise to pay. Commentary indicates promise was kept.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2015.  Agent called borrower regarding payment.  Borrower accepted a promise to pay.  Commentary indicates promise was kept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612112	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	Owner Occupied	Good	Yes	Yes	11/03/2017	Ongoing dialogue with borrower	Account inquiry. Called regarding payment status. Letter received concerning non-payment homeowners insurance. Will send payment overnight.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/03/2017.  Account inquiry.  Called regarding payment status.  Letter received concerning non-payment  homeowners insurance.  Will send payment overnight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-33551.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/20/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612116	Performing	01/31/2018	10/05/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	01/06/2015	Not attempting to contact the borrower	The borrower stated that they mailed a payment in the amount of $987.07 on 12/31/2014.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/06/2015.  The borrower stated that they mailed a payment in the amount of $987.07 on 12/31/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612122	Performing	01/31/2018	10/26/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612137	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	10/20/2016	Not attempting to contact the borrower	Inbound call from borrower calling in reference to response to letter for Wind Damage on 5/2/2016. Borrower received an inspection request. Agent submitted request for 90% inspection.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/20/2016.  Inbound call from borrower calling in reference to response to letter for Wind Damage on 5/2/2016. Borrower received an inspection request. Agent submitted request for 90% inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612139	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	12/26/2017	Ongoing dialogue with borrower	Customer accepted promise to pay in the amount of $487.72 for today.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/26/2017.  Customer accepted promise to pay in the amount of $487.72 for today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612142	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	12/20/2017	Not attempting to contact the borrower	The borrower made a promise to pay and discussed a payment plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/20/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/20/2017.  The borrower made a promise to pay and discussed a payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612145	Performing	01/31/2018	10/30/2017	N/A	0	1	01/31/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-11550.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 11/03/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612149	Performing	01/31/2018	10/10/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612150	Performing	01/31/2018	10/06/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612156	Performing	01/31/2018	10/17/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612158	Performing	01/31/2018	10/05/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612159	Performing	01/31/2018	10/02/2017	N/A	0	1	07/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612168	Performing	01/31/2018	10/02/2017	N/A	0	1	10/23/2017	Owner Occupied	UTD	Yes	Yes	08/18/2015	Not attempting to contact the borrower	Spoke to borrower 1. Unable to obtain reason for delinquency. Loan transferred to customer care professionals at XXX	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/18/2015.  Spoke to borrower 1. Unable to obtain reason for delinquency. Loan transferred to customer care professionals at XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612171	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	06/11/2015	Not attempting to contact the borrower	the customer promise to pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/11/2015.  the customer promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612172	Performing	01/31/2018	10/30/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	06/27/2016	Not attempting to contact the borrower	Borrower made a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/27/2016.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612173	Performing	01/31/2018	10/20/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	02/15/2017	Not attempting to contact the borrower	Spoke with the borrower consented to interview.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/15/2017.  Spoke with the borrower consented to interview.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612179	Performing	01/31/2018	10/13/2017	N/A	0	1	01/22/2018	Owner Occupied	UTD	Yes	Yes	12/02/2014	Contact attempts - however unable to contact borrower	Spoke with the borrower and advised the borrower the final modification documents have been received, signed, and counter signed. Documents should be going out soon.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/03/2014	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/02/2014.  Spoke with the borrower and advised the borrower the final modification documents have been received, signed, and counter signed.  Documents should be going out soon.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612182	Performing	01/31/2018	10/05/2017	N/A	0	1	12/19/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612184	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612186	Performing	01/31/2018	10/12/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612192	Performing	01/31/2018	10/11/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Received power of attorney on 12/22/2017.	Received power of attorney on 12/22/2017.
202612194	Performing	01/31/2018	12/05/2017	N/A	0	1	12/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612197	Performing	01/31/2018	10/27/2017	N/A	0	1	01/24/2018	Owner Occupied	UTD	Yes	Yes	10/26/2017	Not attempting to contact the borrower	Cannot commit to pay, RFD: excessive obligations- interested in mortgage assistance but unable to complete interview now.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	11/28/2014	Retention	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/26/2017.  Cannot commit to pay, RFD: excessive obligations- interested in mortgage assistance but unable to complete interview now.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612198	Performing	01/31/2018	10/27/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612199	Performing	01/31/2018	10/02/2017	N/A	0	1	12/11/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612200	Performing	01/31/2018	10/26/2017	N/A	0	1	02/05/2018	Owner Occupied	Excellent	Yes	Yes	10/10/2017	Ongoing dialogue with borrower	Borrower stated RFD is that they pay within the grace period allowed. Borrower stated they have several loans with servicer and requested options, however no further details were provided.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/10/2017.  Borrower stated RFD is that they pay within the grace period allowed. Borrower stated they have several loans with servicer and requested options, however no further details were provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Noted 09/15/2015 - RFD was due to a death of a family member, borrower stated family member did not contribute to mortgage payments. No indication deceased was a borrower on account.	Noted 09/15/2015 - RFD was due to a death of a family member, borrower stated family member did not contribute to mortgage payments. No indication deceased was a borrower on account.
202612203	Performing	01/31/2018	11/28/2017	N/A	0	1	01/25/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 11/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/02/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612205	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612207	Performing	01/31/2018	10/06/2017	N/A	0	1	12/18/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612209	Performing	01/31/2018	10/09/2017	N/A	0	1	01/05/2018	Owner Occupied	Good	Yes	Yes	04/18/2016	Not attempting to contact the borrower	The borrower promised to pay $840.40 on 05/18/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/18/2016.  The borrower promised to pay $840.40 on 05/18/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202612216	MI ACTIVE	Performing	01/31/2018	10/27/2017	N/A	0	1	01/25/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612224	Performing	01/31/2018	10/04/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612226	Performing	01/31/2018	10/16/2017	N/A	0	1	12/13/2017	Owner Occupied	UTD	Yes	Yes	11/30/2015	Not attempting to contact the borrower	The borrower called in to request a payoff.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2015.  The borrower called in to request a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612227	Performing	01/31/2018	10/06/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612231	Performing	01/31/2018	10/02/2017	N/A	0	1	12/27/2017	UTD	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612244	Performing	01/31/2018	10/04/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612247	Performing	01/31/2018	10/14/2017	N/A	0	1	01/22/2018	UTD	UTD	Yes	Yes	03/13/2015	Contact attempts - however unable to contact borrower	Commentary states spoke with borrower and borrower advised that never paid passed the grace period.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/13/2015.  Commentary states spoke with borrower and borrower advised that never paid passed the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612252	Performing	01/31/2018	09/27/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	12/12/2017	Ongoing dialogue with borrower	At last contact, the borrower called in response to an updated insurance policy. The borrower advised the insurance company would not issue a corrected policy until the a new deed is recorded removing the deceased spouse.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/12/2017.  At last contact, the borrower called in response to an updated insurance policy.  The borrower advised the insurance company would not issue a corrected policy until the a new deed is recorded removing the deceased spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612255	Performing	01/31/2018	10/16/2017	N/A	0	1	07/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612258	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612263	Performing	01/31/2018	10/13/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612267	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612277	Performing	01/31/2018	12/16/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	11/30/2016	Not attempting to contact the borrower	Borrower indicated they were not interested in automatic withdrawal. Borrower requested exact payoff amount. Servicer transferred borrower to customer care.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2016.  Borrower indicated they were not interested in automatic withdrawal. Borrower requested exact payoff amount. Servicer transferred borrower to customer care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612282	Performing	01/31/2018	12/29/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612287	Performing	01/31/2018	10/05/2017	N/A	0	1	10/23/2017	UTD	UTD	Yes	Yes	12/14/2015	Not attempting to contact the borrower	The borrower called on 12/14/2015 in regards to a letter they received. The servicer advised the letter was informing the borrower of a zip code discrepancy on the insurance policy. The borrower stated they would contact their agent.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/14/2015.  The borrower called on 12/14/2015 in regards to a letter they received. The servicer advised the letter was informing the borrower of a zip code discrepancy on the insurance policy. The borrower stated they would contact their agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612288	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	12/22/2017	Ongoing dialogue with borrower	Borrower promised to pay $1435.49 on 1/20/2018.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/13/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/22/2017.  Borrower promised to pay $1435.49 on 1/20/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612295	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	11/27/2017	Ongoing dialogue with borrower	The borrower called in to report a claim for a Hurricane as of 09/10/2017. No other information regarding the claim or possible damage has been noted, but a check was issued for $2043.47 as of 12/04/2017	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/27/2017.  The borrower called in to report a claim for a Hurricane as of 09/10/2017.  No other information regarding the claim or possible damage has been noted, but a check was issued for $2043.47 as of 12/04/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612297	Performing	01/31/2018	10/16/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	03/21/2017	Not attempting to contact the borrower	The borrower requested to have a stop placed on the payment to the insurance company as she will be getting new insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/21/2017.  The borrower requested to have a stop placed on the payment to the insurance company as she will be getting new insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612301	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	01/10/2018	Owner Occupied	Good	Yes	Yes	08/04/2015	Contact attempts - however unable to contact borrower	The servicer called and spoke with borrower who stated will pay when able.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/04/2015.  The servicer called and spoke with borrower who stated will pay when able.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612303	Performing	01/31/2018	10/23/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612310	Performing	01/31/2018	10/02/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612312	Performing	01/31/2018	10/16/2017	N/A	0	1	01/22/2018	Owner Occupied	UTD	Yes	Yes	12/26/2017	Not attempting to contact the borrower	Borrower called in to make a payment in the amount of $1,692.44.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/26/2017.  Borrower called in to make a payment in the amount of $1,692.44.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612316	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612328	Performing	01/31/2018	12/25/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612336	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	11/11/2014	Not attempting to contact the borrower	Spoke with the borrower promise to pay in the amount of 882.51	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/11/2014.  Spoke with the borrower promise to pay in the amount of 882.51
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612339	Performing	01/31/2018	10/04/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	10/26/2016	Not attempting to contact the borrower	Borrower called in regards to letter they received due to having multiples homeowners’ insurance on file. Associate advised one needs to be cancelled and upon receipt of the refund they needs to send it back to escrow.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/26/2016.  Borrower called in regards to letter they received due to having multiples homeowners’ insurance on file. Associate advised one needs to be cancelled and upon receipt of the refund they needs to send it back to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612343	Performing	01/31/2018	10/05/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	08/15/2015	Not attempting to contact the borrower	The borrower requested that suspense funds in the amount of $923.67 be applied to the escrow shortage.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	08/13/2015	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/15/2015.  The borrower requested that suspense funds in the amount of $923.67 be applied to the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612347	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612349	Performing	01/31/2018	10/16/2017	N/A	0	1	12/15/2017	Owner Occupied	Good	Yes	Yes	05/11/2017	Not attempting to contact the borrower	The borrower accepted a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/11/2017.  The borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612350	Performing	01/31/2018	10/31/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	12/28/2016	Not attempting to contact the borrower	The borrower called about the offer that was sent and has something to do with modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/28/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2016.  The borrower called about the offer that was sent and has something to do with modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612353	Performing	01/31/2018	10/16/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612356	Performing	01/31/2018	12/04/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/17/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612362	Performing	01/31/2018	10/05/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612365	Performing	01/31/2018	12/12/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612368	Performing	01/31/2018	10/27/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	03/27/2015	Not attempting to contact the borrower	the customer inquired about the status of the loan modification	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/08/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/27/2015.  the customer inquired about the status of the loan modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612369	Performing	01/31/2018	10/11/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612372	Performing	01/31/2018	12/15/2017	N/A	0	1	01/05/2018	Owner Occupied	UTD	Yes	Yes	02/16/2016	Not attempting to contact the borrower	Borrower contacted, call was interrupted due to other.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/16/2016.  Borrower contacted, call was interrupted due to other.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612374	Performing	01/31/2018	12/08/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612397	MI ACTIVE	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612400	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/24/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612403	Performing	01/31/2018	10/13/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612415	Bankruptcy	01/31/2018	12/30/2017	N/A	Bankruptcy	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	There is no evidence of relief, dismissal, discharge or closure of the bankruptcy case.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-20452.  The most recent bankruptcy status is performing under plan.  There is no evidence of relief, dismissal, discharge or closure of the bankruptcy case.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612420	Performing	01/31/2018	10/16/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612423	Performing	01/31/2018	10/02/2017	N/A	0	1	11/01/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612426	Performing	01/31/2018	10/03/2017	N/A	0	1	02/03/2018	UTD	UTD	Yes	Yes	05/26/2015	Not attempting to contact the borrower	A comment dated 05/26/2015 states the borrower made contact to make a payment.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	UTD	N/A	This is a discharged chapter 13 bankruptcy.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/26/2015.  A comment dated 05/26/2015 states the borrower made contact to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  This is a discharged chapter 13 bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612427	Performing	01/31/2018	10/04/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612429	Performing	01/31/2018	10/06/2017	N/A	0	1	02/06/2018	Owner Occupied	Good	Yes	Yes	04/08/2016	Ongoing dialogue with borrower	Borrower verified property is owner occupied and they have experienced excessive obligations and scheduled a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/08/2016.  Borrower verified property is owner occupied and they have experienced excessive obligations and scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 04/24/2017 cites the recast agreement was not returned.	Comment dated 04/24/2017 cites the recast agreement was not returned.
202612436	Performing	01/31/2018	10/13/2017	N/A	0	1	01/11/2018	Non-Owner Occupied	UTD	Yes	Yes	05/11/2015	Ongoing dialogue with borrower	Follow up on modification process. Payment sent and received. Final modification agreement signed and returned. Package received and accepted. Waiting for counter signature. Clarified borrowers mailing address. Follow up call in 3-5 days.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/11/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/11/2015.  Follow up on modification process. Payment sent and received.   Final modification agreement signed and returned.  Package received and accepted.  Waiting for counter signature. Clarified borrowers mailing address.  Follow up call in 3-5 days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202612444	Performing	01/31/2018	12/14/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	06/14/2016	Not attempting to contact the borrower	The borrower accepted promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/14/2016.  The borrower accepted promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612445	Performing	01/31/2018	12/13/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	08/06/2015	Not attempting to contact the borrower	The borrower verified intent to keep the property	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/06/2015.  The borrower verified intent to keep the property
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612454	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Assumption package was mailed on 05/19/2016. Late charge was waived as a courtesy on 10/01/2015.	Assumption package was mailed on 05/19/2016. Late charge was waived as a courtesy on 10/01/2015.
202612456	Performing	01/31/2018	10/30/2017	N/A	0	1	01/29/2018	Owner Occupied	Good	Yes	Yes	01/23/2018	Ongoing dialogue with borrower	Borrower accepted a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/05/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/23/2018.  Borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed on 07/21/2017.	Recast offer was mailed on 07/21/2017.
202612457	Performing	01/31/2018	10/09/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Non-Retention	Yes	1	Commentary dated 07/19/2016 reflects that a check in the amount of $10,651.46 was received hail damages. The date of loss was cited as 03/23/2016. Commentary dated 08/16/2016 stated that the claim was suspended due to customer being non responsive.	Other Natural Causes	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Commentary dated 07/19/2016 reflects that a check in the amount of $10,651.46 was received hail damages. The date of loss was cited as 03/23/2016. Commentary dated 08/16/2016 stated that the claim was suspended due to customer being non responsive.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The servicer attempt to contact the borrower on 2/5/2018 to determine the status of the repairs.	The servicer attempt to contact the borrower on 2/5/2018 to determine the status of the repairs.
202612463	Performing	01/31/2018	12/05/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	11/30/2017	Not attempting to contact the borrower	Borrower called to report a new claim for wind damage with a date of loss of 9/10/20117. Agent advised of repair and inspection procedures. Borrower also called for processing procedures for claim check in the amount of $14,897.81. Agent provided procedures for endorsement.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	The property sustained wind damage on date of loss 09/10/2017 due to XXX under claim number XXX The borrower called for processing procedures for insurance claim check in amount of $14,897.81. The borrower will take the claim check to local branch for endorsement. The borrower was advised to bring valid photo identification and the adjusters worksheet. The borrower was advised to call back and schedule final inspection once all the repairs have been completed to close out the claim. The claim is classified as enhanced endorse and release.	Wind	In Process	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2017.  Borrower called to report a new claim for wind damage with a date of loss of 9/10/20117.  Agent advised of repair and inspection procedures.  Borrower also called for processing procedures for claim check in the amount of $14,897.81. Agent provided procedures for endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The property sustained wind damage on date of loss 09/10/2017 due to XXX under claim number XXX The borrower called for processing procedures for insurance claim check in amount of $14,897.81. The borrower will take the claim check to local branch for endorsement. The borrower was advised to bring valid photo identification and the adjusters worksheet. The borrower was advised to call back and schedule final inspection once all the repairs have been completed to close out the claim. The claim is classified as enhanced endorse and release.  The damage repair amount is estimated at $14,897.81.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612464	Performing	01/31/2018	12/11/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612465	MI ACTIVE	Performing	01/31/2018	10/12/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	12/06/2016	Ongoing dialogue with borrower	Servicer contacted borrower in regards to their payment. Borrower stated they have never been late and will be on time. Servicer spoke with borrower on 08/21/2015 to confirm final modification documents have been mailed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	08/21/2015	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/06/2016.  Servicer contacted borrower in regards to their payment. Borrower stated they have never been late and will be on time. Servicer spoke with borrower on 08/21/2015 to confirm final modification documents have been mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: FNMA claim was filed as cited on 08/24/2015.	FNMA claim was filed as cited on 08/24/2015.
202612468	Performing	01/31/2018	12/14/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612471	Performing	01/31/2018	12/14/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	01/13/2015	Not attempting to contact the borrower	Servicer contacted borrower in regards to their payment. Borrower stated they would complete an electronic payment tomorrow and they were not interested in ACH.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/13/2015.  Servicer contacted borrower in regards to their payment. Borrower stated  they would complete an electronic payment tomorrow and they were not interested in ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612472	Performing	01/31/2018	10/11/2017	N/A	0	1	01/09/2018	Occupied-UTD	UTD	Yes	Yes	06/27/2017	Contact attempts - however unable to contact borrower	Co-Borrower called in and advised of Insurance Carrier change.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/27/2017.  Co-Borrower called in and advised of Insurance Carrier change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/22/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202612484	Performing	01/31/2018	12/01/2017	N/A	0	1	12/01/2017	Owner Occupied	UTD	Yes	Yes	09/06/2017	Not attempting to contact the borrower	The borrower called in to inquire about the insurance policy and contact information for the insurance agent.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/06/2017.  The borrower called in to inquire about the insurance policy and contact information for the insurance agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612489	Performing	01/31/2018	10/26/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	12/08/2014	Contact attempts - however unable to contact borrower	The borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/08/2014.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612491	Performing	01/31/2018	10/18/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	11/21/2017	Not attempting to contact the borrower	Contact was made with the borrower but the call was interrupted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/21/2017.  Contact was made with the borrower but the call was interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612494	Performing	01/31/2018	10/04/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	06/30/2016	Contact attempts - however unable to contact borrower	The borrower was contacted and requested to provide proof of hazard coverage.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/30/2016.  The borrower was contacted and requested to provide proof of hazard coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612496	Performing	01/31/2018	10/04/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	03/10/2015	Not attempting to contact the borrower	Spoke with the borrower; the borrower was previously on hold for 4-5 minutes. The call was disconnected.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/10/2015.  Spoke with the borrower; the borrower was previously on hold for 4-5 minutes. The call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612500	Performing	01/31/2018	12/16/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612501	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612503	MI ACTIVE	Performing	01/31/2018	12/04/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	12/22/2016	Not attempting to contact the borrower	The borrower promised to make a payment in the amount of $858.06 by 12/31/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/22/2016.  The borrower promised to make a payment in the amount of $858.06 by 12/31/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments dated 02/02/2018 reflect a cancellation of insurance effective 01/25/2018 from XXX Fire and Casualty. due to the insured’s request.	Comments dated 02/02/2018 reflect a cancellation of insurance effective 01/25/2018 from XXX Fire and Casualty. due to the insured’s request.
202612504	Performing	01/31/2018	12/06/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	08/24/2015	Not attempting to contact the borrower	The borrower made a promise to pay $209.99 on 08/31/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/24/2015.  The borrower made a promise to pay $209.99 on 08/31/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612505	Performing	01/31/2018	10/31/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612509	Performing	01/31/2018	10/14/2017	N/A	0	1	08/03/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612510	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	01/11/2018	Owner Occupied	Good	Yes	Yes	11/10/2015	Not attempting to contact the borrower	The borrower inquired if the forbearance plan was still active and the agent advised it never was and that the payments that were being made were regular.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	11/10/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/10/2015.  The borrower inquired if the forbearance plan was still active and the agent advised it never was and that the payments that were being made were regular.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612511	Performing	01/31/2018	10/02/2017	N/A	0	1	01/23/2018	UTD	UTD	Yes	Yes	09/28/2015	Not attempting to contact the borrower	Servicer spoke with authorized third party to follow up on documents.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2015.  Servicer spoke with authorized third party to follow up on documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612513	Performing	01/31/2018	09/28/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	08/28/2015	Contact attempts - however unable to contact borrower	The borrower contacted the servicer on 08/28/2015 to follow up on the documents that were recently received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/28/2015.  The borrower contacted the servicer on 08/28/2015 to follow up on the documents that were recently received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612514	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	08/21/2017	UTD	UTD	Yes	Yes	04/21/2016	Not attempting to contact the borrower	Agent spoke to borrower. Borrower consented to proceed with interview. Borrower wanted to confirm servicer received certification for incentive. Agent advised borrower yes, certification was received and explained $5,000 would be applied at 6 year anniversary from the first trial payment which was 10/2010. Borrower asked about Escrow balance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/21/2016.  Agent spoke to borrower. Borrower consented to proceed with interview. Borrower wanted to confirm servicer received certification for incentive. Agent advised borrower yes, certification was received and explained $5,000 would be applied at 6 year anniversary from the first trial payment which was 10/2010. Borrower asked about Escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612517	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612522	MI ACTIVE	Performing	01/31/2018	09/28/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612523	Performing	01/31/2018	10/02/2017	N/A	0	1	03/30/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612534	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612535	Bankruptcy	01/31/2018	12/12/2017	N/A	Bankruptcy	1	12/12/2017	Owner Occupied	UTD	Yes	Yes	08/10/2017	Not attempting to contact the borrower	The servicer informed the borrower on 08/10/2017 that a payment in the amount of $724.96 was posted to the account on 08/09/2017.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	Comments on 10/16/2017 indicated the bankruptcy case remains active.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/10/2017.  The servicer informed the borrower on 08/10/2017 that a payment in the amount of $724.96 was posted to the account on 08/09/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-31520.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 05/16/2016.  Comments on 10/16/2017 indicated the bankruptcy case remains active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612536	Performing	01/31/2018	10/24/2017	N/A	0	1	01/18/2018	Owner Occupied	Good	Yes	Yes	10/23/2017	Ongoing dialogue with borrower	Commentary states borrower called in and made payment on the account and transferred to Customer care to pay escrow shortage.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/23/2017.  Commentary states borrower called in and made payment on the account and transferred to Customer care to pay escrow shortage.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/20/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary states there was an escrow analysis that increased the payment. Borrower was advised of the increased escrow amounts and escrow shortage amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612540	Performing	01/31/2018	10/06/2017	N/A	0	1	08/01/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612543	Performing	01/31/2018	10/16/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	12/18/2015	Not attempting to contact the borrower	Agent spoke to borrower. Borrower advised reason for delinquency is due to curtailment of income. Borrower scheduled a promise to pay with agent for 12/25/2015 in the amount of $1215.63.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/18/2015.  Agent spoke to borrower. Borrower advised reason for delinquency is due to curtailment of income. Borrower scheduled a promise to pay with agent for 12/25/2015 in the amount of $1215.63.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612545	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	10/02/2017	Not attempting to contact the borrower	Borrower accepted a promise to make a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/02/2017.  Borrower accepted a promise to make a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612553	Performing	01/31/2018	09/30/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612554	Performing	01/31/2018	10/31/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	03/01/2017	Not attempting to contact the borrower	The borrower made an inquiry about refinance and the call was transferred to that department.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	03/01/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/01/2017.  The borrower made an inquiry about refinance and the call was transferred to that department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612559	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612561	Performing	01/31/2018	10/11/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612562	MI ACTIVE	Performing	01/31/2018	12/04/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	07/24/2017	Not attempting to contact the borrower	Borrower called in regarding escrow analysis.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/24/2017.  Borrower called in regarding escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612569	Performing	01/31/2018	10/31/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	03/31/2015	Contact attempts - however unable to contact borrower	The borrower called in for correct western union information.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/31/2015.  The borrower called in for correct XXX information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/13/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612570	Performing	01/31/2018	10/12/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612572	Performing	01/31/2018	10/20/2017	N/A	0	1	01/19/2018	Owner Occupied	UTD	Yes	Yes	01/19/2018	Ongoing dialogue with borrower	Commentary states spoke to borrower on 12/19/2017 and borrower accepted a promise to pay plan. The borrower last called on 01/19/2018 advising of a hardship due to excessive obligations. The borrower made a promise to pay by 01/26/2018.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/19/2018.  Commentary states spoke to borrower on 12/19/2017 and borrower accepted a promise to pay plan. The borrower last called on 01/19/2018 advising of a hardship due to excessive obligations. The borrower made a promise to pay by 01/26/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612579	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	04/21/2017	Not attempting to contact the borrower	Borrower called in, stated that she is not pleased with servicer answer on possible refinance. Service gave borrower their number to give to the department so that she can call them.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	04/21/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/21/2017.  Borrower called in, stated that she is not pleased with servicer answer on possible refinance. Service gave borrower their number to give to the department so that she can call them.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/13/2017.  The dispute type is Verbal and the reason is Loss Mit Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was not pleased with the answer she received from servicer about refinancing the loan.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 02/22/2019, the servicier stated:No Claim Found Monitored Claim - No No Inspection Done No Funds To Release No Additional Comments	02/22/2019, the servicier stated:No Claim Found Monitored Claim - No No Inspection Done No Funds To Release No Additional Comments
202612583	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	02/04/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/08/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612590	MI ACTIVE	Performing	01/31/2018	10/20/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	01/18/2017	Not attempting to contact the borrower	Borrower called about an offer letter received for the reamortization of the HAMP modification. Borrower decided to accept offer.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/26/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/18/2017.  Borrower called about an offer letter received for the reamortization of the HAMP modification. Borrower decided to accept offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612591	Performing	01/31/2018	10/10/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	10/09/2017	Ongoing dialogue with borrower	Borrower promise to pay $2639.99 12/15/2017 and 12?09/2017.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/09/2017.  Borrower promise to pay  $2639.99 12/15/2017 and 12?09/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/08/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was unaware that the October 2016 payment was not applied and was unable to be contacted due to the bankruptcy.  The payment matched the payment required by the statement.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/20/2011.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/09/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612601	Bankruptcy	01/31/2018	10/09/2017	N/A	Bankruptcy	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	08/25/2017	Not attempting to contact the borrower	The borrower called to check on status of recast amount. The borrower was advised that recast will start on 9/1/2017 in amount of $1,240.97.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/25/2017.  The borrower called to check on status of recast amount.  The borrower was advised that recast will start on 9/1/2017 in amount of $1,240.97.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/27/2016.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The bankruptcy was discharged on XX/02/2018 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612602	Performing	01/31/2018	10/07/2017	N/A	0	1	01/22/2018	Owner Occupied	UTD	Yes	Yes	05/03/2017	Not attempting to contact the borrower	The borrower called to discuss modification.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	05/03/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/03/2017.  The borrower called to discuss modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/08/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612606	Performing	01/31/2018	12/11/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	02/23/2016	Not attempting to contact the borrower	The borrower verbally opted out of mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/23/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2016.  The borrower verbally opted out of mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612611	Performing	01/31/2018	10/02/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	12/04/2017	Ongoing dialogue with borrower	The borrower made a payment via mail.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/08/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/04/2017.  The borrower made a payment via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612612	Performing	01/31/2018	12/11/2017	N/A	0	1	01/10/2018	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612614	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612616	Performing	01/31/2018	10/05/2017	N/A	0	1	10/05/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202612619	Performing	01/31/2018	10/02/2017	N/A	0	1	07/21/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612621	Performing	01/31/2018	10/31/2017	N/A	0	1	11/29/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612622	Performing	01/31/2018	10/11/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	10/12/2015	Not attempting to contact the borrower	Borrower called in make a payment in the amount of $1252.45.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/12/2015.  Borrower called in make a payment in the amount of $1252.45.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/23/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612623	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	10/22/2015	Not attempting to contact the borrower	Borrower payment in the amount of $1,598.69 drafting on 10/22/2015.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/22/2015.  Borrower payment in the amount of $1,598.69 drafting on 10/22/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/13/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612625	Performing	01/31/2018	10/30/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	09/18/2017	Not attempting to contact the borrower	Borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/18/2017.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612627	Bankruptcy	01/31/2018	10/09/2017	N/A	Bankruptcy	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	Comments on 12/28/2015 indicated a Second Amended Application for Fees was filed and hearing would be held. Comments on 10/18/2017 indicated a Bankruptcy Project was pending QC. There is no evidence of dismissal, discharge, relief or closure of the case in the comments.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-01090.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 12/11/2014.  Comments on 12/28/2015 indicated a Second Amended Application for Fees was filed and hearing would be held. Comments on 10/18/2017 indicated a Bankruptcy Project was pending QC. There is no evidence of dismissal, discharge, relief or closure of the case in the comments.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612628	Performing	01/31/2018	10/14/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Written authorization was received on 10/06/2015 for Keep Your Home California and funds have been accepted for state approval as cited on 10/19/2015. HHF recast was denied on 10/21/2015.	Written authorization was received on 10/06/2015 for Keep Your Home California and funds have been accepted for state approval as cited on 10/19/2015. HHF recast was denied on 10/21/2015.
202612629	Performing	01/31/2018	10/03/2017	N/A	0	1	10/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments indicate a HAMP recast/reamortization was completed on 11/04/2016.	Comments indicate a HAMP recast/reamortization was completed on 11/04/2016.
202612634	Performing	01/31/2018	10/04/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202612639	Performing	01/31/2018	10/13/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612643	Performing	01/31/2018	12/12/2017	N/A	0	1	11/09/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612644	Performing	01/31/2018	10/13/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	04/16/2015	Contact attempts - however unable to contact borrower	The borrower called asked how to apply for mortgage assistance gave website borrower inquired about escrow transferred call.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	04/16/2015	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/16/2015.  The borrower called asked how to apply for mortgage assistance gave website borrower inquired about escrow transferred call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612645	Performing	01/31/2018	10/09/2017	N/A	0	1	11/09/2017	Owner Occupied	Good	Yes	Yes	09/05/2015	Not attempting to contact the borrower	Account inquiry. Borrower stated will refinance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/05/2015.  Account inquiry.  Borrower stated will refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612646	Performing	01/31/2018	10/02/2017	N/A	0	1	01/23/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612649	Performing	01/31/2018	10/10/2017	N/A	0	1	12/22/2017	UTD	UTD	Yes	Yes	02/05/2015	Not attempting to contact the borrower	Outbound call placed to borrower. Agent advised borrower of total amount due. Borrower stated they are not delinquent and to send them the information that shows them why they are delinquent. Borrower then disconnected the call.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/05/2015.  Outbound call placed to borrower. Agent advised borrower of total amount due. Borrower stated they are not delinquent and to send them the information that shows them why they are delinquent. Borrower then disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612655	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612659	Performing	01/31/2018	09/29/2017	N/A	0	1	12/04/2017	Owner Occupied	UTD	Yes	Yes	04/13/2016	Not attempting to contact the borrower	The borrower accepted promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/13/2016.  The borrower accepted promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612662	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	10/26/2016	Not attempting to contact the borrower	The borrower called to insurance questions and a refund check. The borrower was advised to deposit refund check back to her escrow account in order to avoid escrow shortages.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	Hail Damage from Storms on 07/21/2017. Check for $12,321.22 issues 12/23/2017, under claim 13-2212-G70 (XXX Fire and Casualty Co.). The claim is classified as enhanced endorse and release and requires an inspection to close the claim.	Other Natural Causes	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/26/2016.  The borrower called to insurance questions and a refund check. The borrower was advised to deposit refund check back to her escrow account in order to avoid escrow shortages.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hail Damage from Storms on 07/21/2017. Check for $12,321.22 issues 12/23/2017, under claim 13-2212-G70 (XXX Fire and Casualty Co.).  The claim is classified as enhanced endorse and release and requires an inspection to close the claim.  The damage repair amount is estimated at $12,321.22.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612664	Performing	01/31/2018	10/02/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612669	Performing	01/31/2018	12/10/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612670	Performing	01/31/2018	10/31/2017	N/A	0	1	02/01/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed on 08/08/2017.	Recast offer was mailed on 08/08/2017.
202612673	Performing	01/31/2018	10/06/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612674	Performing	01/31/2018	10/06/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612677	Performing	01/31/2018	10/02/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612692	Performing	01/31/2018	10/04/2017	N/A	0	1	01/22/2018	Owner Occupied	UTD	Yes	Yes	06/08/2017	Ongoing dialogue with borrower	The borrower was given the total amount due and charges. The borrower agreed to make a payment for $1,540.37.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/08/2017.  The borrower was given the total amount due and charges. The borrower agreed to make a payment for $1,540.37.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612695	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	08/28/2015	Not attempting to contact the borrower	The borrower stated that he sent the stated that he sent the modification documents and wanted to make sure that they were received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/28/2015.  The borrower stated that he sent the stated that he sent the modification documents and wanted to make sure that they were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612697	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	08/30/2017	Ongoing dialogue with borrower	Representative contacted borrower to advise recast documents were expired. New documents were mailed on 2nd week in September. New payment date 10/1/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/30/2017.  Representative contacted borrower to advise recast documents were expired.  New documents were mailed on 2nd week in September.  New payment date 10/1/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612698	Performing	01/31/2018	12/09/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	10/25/2017	Not attempting to contact the borrower	Informed borrower that his previous HAMP agreement received on 10/19/2017 was invalid due to he included incorrect date on signature line. A new set of recast agreement will be mailed to him in November and when received, need to have docs resigned with correct date and returned back to the office by the expiration date on the letter. He also has to make Novembers payment. Borrower agreed to terms.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/25/2017	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/25/2017.  Informed borrower that his previous HAMP agreement received on 10/19/2017 was invalid due to he included incorrect date on signature line.  A new set of recast agreement will be mailed to him in November and when received, need to have docs resigned with correct date and returned back to the office by the expiration date on the letter.  He also has to make Novembers payment.  Borrower agreed to terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612699	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612700	Performing	01/31/2018	10/10/2017	N/A	0	1	05/17/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612704	Performing	01/31/2018	12/01/2017	N/A	0	1	11/21/2017	Owner Occupied	UTD	Yes	Yes	02/03/2017	Ongoing dialogue with borrower	agent advised the borrower that $500 was deposited back into his bank account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/03/2017.  agent advised the borrower that $500 was deposited back into his bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612716	Performing	01/31/2018	09/27/2017	N/A	0	1	01/31/2018	Non-Owner Occupied	UTD	Yes	Yes	03/05/2015	Not attempting to contact the borrower	Borrower wanted to follow up on documents. Servicer advised the final modification documents were received and named lender will sign on servicer’s end and mail out to them. Servicer further advised borrower payment was not due until 4/1/2015. no further questions.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/05/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/05/2015.  Borrower wanted to follow up on documents.  Servicer advised the final modification documents were received and named lender will sign on servicer’s end and mail out to them.  Servicer further advised borrower payment was not due until 4/1/2015.  no further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 3/6/2015 foreclosure closed due to modification.	3/6/2015 foreclosure closed due to modification.
202612718	Performing	01/31/2018	12/16/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	10/11/2017	Not attempting to contact the borrower	Inbound call received from borrower who was calling about a letter received about a recast. Advised that he needs to sign and send back the recast agreement. The customer also has an escalation research going on. He sent in critical documents that were requested for the research which caused a mortgage assistance template to open. The customer is not requesting mortgage assistance at this time 10/11/17.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/11/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/11/2017.  Inbound call received from borrower who was calling about a letter received about a recast.  Advised that he needs to sign and send back the recast agreement.  The customer also has an escalation research going on.  He sent in critical documents that were requested for the research which caused a mortgage assistance template to open.   The customer is not requesting mortgage assistance at this time 10/11/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612726	Performing	01/31/2018	12/29/2017	N/A	0	1	01/18/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612732	MI ACTIVE	Performing	01/31/2018	11/27/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 11/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612735	Performing	01/31/2018	12/02/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612740	Performing	01/31/2018	10/06/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612741	Performing	01/31/2018	10/17/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612743	Performing	01/31/2018	10/02/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	10/03/2017	Contact attempts - however unable to contact borrower	The borrower called looking into options to try to either refinance the loan or do a modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	Fire damages were incurred to the property on 10/16/2016. The loss draft of $13,138.33 was endorsed at the branch. The borrower was notified that the claims up to $20,000 can be endorsed. There are no comments stating the specific damage or any further loss drafts received. The comments state there is an adjusters report on file but no mention of bids or contractor information. The comments state that there will need to be an inspection when 95% of the repairs are completed and 100% of structural repairs are made. Per the comment dated 10/3/17, the borrower states that they are not ready for inspection. The servicer re-set the next follow up for 45 days.	Fire	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/03/2017.  The borrower called looking into options to try to either refinance the loan or do a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Fire damages were incurred to the property on 10/16/2016.  The loss draft of $13,138.33 was endorsed at the branch.  The borrower was notified that the claims up to $20,000 can be endorsed. There are no comments stating the specific damage or any further loss drafts received. The comments state there is an adjusters report on file but no mention of bids or contractor information.  The comments state that there will need to be an inspection when 95% of the repairs are completed and 100% of structural repairs are made.  Per the comment dated 10/3/17, the borrower states that they are not ready for inspection.  The servicer re-set the next follow up for 45 days.  The damage repair amount is estimated at $13,138.33.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Commentary on 2/7/18 states that proper inspection completed on 2/7/18 shows exterior damage as 100% completed. 02/22/2019, the servicier stated:Monitored Claim - No Processed as Enhanced Endorsed & Released No Inspection Done No Funds to Release No Additional Comments	Commentary on 2/7/18 states that proper inspection completed on 2/7/18 shows exterior damage as 100% completed. 02/22/2019, the servicier stated:Monitored Claim - No Processed as Enhanced Endorsed & Released No Inspection Done No Funds to Release No Additional Comments
202612746	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The HAMP recast was completed on 06/26/2017.	The HAMP recast was completed on 06/26/2017.
202612748	Performing	01/31/2018	10/10/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612750	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	11/14/2017	UTD	UTD	Yes	Yes	12/11/2014	Not attempting to contact the borrower	Agent spoke with borrower and advised modification maintenance is complete.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/11/2014.  Agent spoke with borrower and advised modification maintenance is complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612759	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	08/25/2016	Not attempting to contact the borrower	The borrower requested to cancel automatic ACH payments; call was transferred.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/25/2016.  The borrower requested to cancel automatic ACH payments; call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments reflect a HAMP recast/reamortization was completed on 05/25/2017.	Comments reflect a HAMP recast/reamortization was completed on 05/25/2017.
202612771	MI ACTIVE	Performing	01/31/2018	12/15/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612776	Performing	01/31/2018	10/26/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612784	Performing	01/31/2018	12/05/2017	N/A	0	1	12/05/2017	Owner Occupied	UTD	Yes	Yes	09/25/2017	Not attempting to contact the borrower	The last borrower contact was in regards to a forbearance plan and how it would impact credit reporting.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	09/25/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/25/2017.  The last borrower contact was in regards to a forbearance plan and how it would impact credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612787	Performing	01/31/2018	12/10/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	08/24/2015	Not attempting to contact the borrower	The borrower called regarding their modification incentive letter, the agent advised them to sign and return.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/24/2015.  The borrower called regarding their modification incentive letter, the agent advised them to sign and return.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612788	Performing	01/31/2018	12/12/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612790	Performing	01/31/2018	12/02/2017	N/A	0	1	02/01/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202612792	MI ACTIVE	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: No evidence of delinquency	No evidence of delinquency
202612793	Performing	01/31/2018	10/14/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	08/18/2015	Not attempting to contact the borrower	Commentary states borrower called in regarding a letter received regarding incentive.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/18/2015.  Commentary states borrower called in regarding a letter received regarding incentive.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612794	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612811	MI ACTIVE	Performing	01/31/2018	10/07/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	01/31/2017	Not attempting to contact the borrower	Borrower called in, servicer advised of refinance department.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2017.  Borrower called in, servicer advised of refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612818	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612822	Performing	01/31/2018	12/28/2017	N/A	0	1	12/28/2017	Owner Occupied	UTD	Yes	Yes	11/06/2017	Contact attempts - however unable to contact borrower	The borrower was contacted on 11/06/2017 with the authorized third party and stated the documents were given to the branch to fax over but as of 12/13/2017 servicer had not received benefit letter or proof of deposits. On 08/14/2017, the servicer spoke to the authorized 3rd party. The party stated the primary reason for default is curtailment of income and illness of the borrower. The party was interested in mortgage assistance and agreed to a financial interview. The borrower accepted a repayment plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/06/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/06/2017.  The borrower was contacted on 11/06/2017 with the authorized third party and stated the documents were given to the branch to fax over but as of 12/13/2017 servicer had not received benefit letter or proof of deposits.  On 08/14/2017, the servicer spoke to the authorized 3rd party.  The party stated the primary reason for default is curtailment of income and illness of the borrower.  The party was interested in mortgage assistance and agreed to a financial interview.  The borrower accepted a repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612826	Performing	01/31/2018	12/04/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612830	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	01/12/2018	Owner Occupied	Good	Yes	Yes	01/23/2016	Not attempting to contact the borrower	Spoke with the borrower promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/23/2016.  Spoke with the borrower promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612833	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	Ongoing dialogue with borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Commentary dated 09/28/2017 stated that a HAMP recast was completed; effective 10/01/2017	Commentary dated 09/28/2017 stated that a HAMP recast was completed; effective 10/01/2017
202612834	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Non-Owner Occupied	Good	Yes	Yes	10/13/2015	Not attempting to contact the borrower	Agent called regarding payment. Before agent could finish disclosure, borrower interrupted and said payment will be made tomorrow and hung up.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/13/2015.  Agent called regarding payment.  Before agent could finish disclosure, borrower interrupted and said payment will be made tomorrow and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202612839	MI ACTIVE	Performing	01/31/2018	09/29/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612844	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	03/05/2016	Not attempting to contact the borrower	Borrower unsure of the exact date the next payment will be made.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/05/2016.  Borrower unsure of the exact date the next payment will be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612845	Performing	01/31/2018	10/03/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612858	Performing	01/31/2018	12/07/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments reference water damage suffered on 04/17/2017; inspection report on 11/14/2017 indicated repairs are 97% complete. The claim is not being monitored by the servicer. The comments on 01/04/2018 advised report of the repairs being completed were received and the claim was closed.02/09/2018: Servcier stated: “Final inspection on 11/15/17 at 97% complete.”	Comments reference water damage suffered on 04/17/2017; inspection report on 11/14/2017 indicated repairs are 97% complete. The claim is not being monitored by the servicer. The comments on 01/04/2018 advised report of the repairs being completed were received and the claim was closed.02/09/2018: Servcier stated: “Final inspection on 11/15/17 at 97% complete.”
202612872	Performing	01/31/2018	10/23/2017	N/A	0	1	12/05/2017	Owner Occupied	Excellent	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612873	Performing	01/31/2018	10/09/2017	N/A	0	1	04/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612874	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612875	Performing	01/31/2018	12/16/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	06/05/2017	Not attempting to contact the borrower	A comment dated 06/05/2017 states the borrower made contact. The caller was inquiring about applying for an additional mortgage.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/05/2017.  A comment dated 06/05/2017 states the borrower made contact. The caller was inquiring about applying for an additional mortgage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612880	Performing	01/31/2018	12/06/2017	N/A	0	1	01/12/2018	Owner Occupied	Good	Yes	Yes	02/24/2017	Not attempting to contact the borrower	Borrower called in and wanted to know local branch address as he was going to make payment in branch. No RFD or other information requested due to discharged Bankruptcy status.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	No	Only information given since start of notes is that this is a discharged bankruptcy	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/24/2017.  Borrower called in and wanted to know local branch address as he was going to make payment in branch.  No RFD or other information requested due to discharged Bankruptcy status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Only information given since start of notes is that this is a discharged bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612893	Performing	01/31/2018	12/13/2017	N/A	0	1	02/06/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202612895	Performing	01/31/2018	10/30/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	03/02/2016	Contact attempts - however unable to contact borrower	Borrower called in with questions about escrow and was connected to customer care.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/02/2016.  Borrower called in with questions about escrow and was connected to customer care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612897	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	11/13/2014	Not attempting to contact the borrower	The borrower was busy and unwilling to provide verification info.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/13/2014.  The borrower was busy and unwilling to provide verification info.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612900	Performing	01/31/2018	10/06/2017	N/A	0	1	01/30/2018	Owner Occupied	Excellent	Yes	Yes	06/09/2016	Not attempting to contact the borrower	Commentary states spoke to borrower and borrower was wondering when Private Mortgage Insurance would be removed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/09/2016.  Commentary states spoke to borrower and borrower was wondering when Private Mortgage Insurance would be removed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612902	Performing	01/31/2018	10/11/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612905	Performing	01/31/2018	10/02/2017	N/A	0	1	09/05/2017	UTD	UTD	Yes	Yes	08/29/2017	Ongoing dialogue with borrower	Borrower called in regarding letter received in reference to policy information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/29/2017.  Borrower called in regarding letter received in reference to policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612906	Performing	01/31/2018	12/20/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612911	Performing	01/31/2018	10/13/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612914	Performing	01/31/2018	10/18/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	06/13/2017	Not attempting to contact the borrower	The borrower called in on 06/13/2017 regarding an insurance change letter that was received. The insurance company change was confirmed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/13/2017.  The borrower called in on 06/13/2017 regarding an insurance change letter that was received.  The insurance company change was confirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612920	Performing	01/31/2018	12/29/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	02/13/2015	Not attempting to contact the borrower	The borrower called in and authorized third party, family member, to discuss the Insurance. The third party advised of changing insurance carriers.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/13/2015.  The borrower called in and authorized third party, family member, to discuss the Insurance. The third party advised of changing insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612922	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612924	Performing	01/31/2018	10/13/2017	N/A	0	1	01/19/2018	Owner Occupied	UTD	Yes	Yes	12/29/2015	Not attempting to contact the borrower	Borrower called in for confirmation of payment received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/29/2015.  Borrower called in for confirmation of payment received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612931	Performing	01/31/2018	12/11/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	04/07/2017	Not attempting to contact the borrower	Agent called in on behalf of borrower to confirm that servicer received the new insurance company information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/07/2017.  Agent called in on behalf of borrower to confirm that servicer received the new insurance company information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612933	Performing	01/31/2018	10/14/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612935	Performing	01/31/2018	10/04/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	01/21/2016	Not attempting to contact the borrower	Agent spoke to borrower, borrower confirmed occupancy and reason for delinquency is due to curtailment of income as borrower is self employed. Borrower scheduled a promise to pay for $1500.00 for 01/28/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/21/2016.  Agent spoke to borrower, borrower confirmed occupancy and reason for delinquency is due to curtailment of income as borrower is self employed. Borrower scheduled a promise to pay for $1500.00 for 01/28/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612938	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612939	Performing	01/31/2018	10/14/2017	N/A	0	1	01/05/2018	Owner Occupied	UTD	Yes	Yes	04/11/2017	Not attempting to contact the borrower	Customer requested late fees be waived and the issue was resolved.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/11/2017.  Customer requested late fees be waived and the issue was resolved.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/11/2017.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed a late fee; borrower stated a representative advised that it would be ok to post-date a payment due to the borrower being out of the country.  The servicer explained the payment was post-dated past the grace period and previous agent had already waived a late fee as a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612941	Performing	01/31/2018	12/01/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-38064.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/17/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612943	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612944	MI ACTIVE	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	Owner Occupied	Good	Yes	Yes	04/24/2017	Not attempting to contact the borrower	The last borrower contact was in regards to making a monthly payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/24/2017.  The last borrower contact was in regards to making a monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612945	Performing	01/31/2018	10/24/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612946	Performing	01/31/2018	10/16/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612970	Performing	01/31/2018	10/10/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	12/09/2014	Not attempting to contact the borrower	Borrower accepted a promise to make a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/09/2014.  Borrower accepted a promise to make a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612971	Performing	01/31/2018	10/06/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612976	Performing	01/31/2018	10/03/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612981	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612984	Performing	01/31/2018	10/06/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	05/02/2017	Not attempting to contact the borrower	The last contact was made on 5/2/2017, in which the borrower had an insurance inquiry.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/02/2017.  The last contact was made on 5/2/2017, in which the borrower had an insurance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612986	Performing	01/31/2018	10/02/2017	N/A	0	1	09/08/2017	Owner Occupied	UTD	Yes	Yes	10/22/2015	Not attempting to contact the borrower	The borrower called in to follow up on mod docs sent went over mod expectations as loan already got hamp mod advised interest rate most likely will increase.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	06/25/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/22/2015.  The borrower called in to follow up on mod docs sent  went over mod expectations as loan already got hamp mod advised interest rate most likely will increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612988	Performing	01/31/2018	10/06/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612993	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612994	Performing	01/31/2018	10/10/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202612997	Performing	01/31/2018	10/14/2017	N/A	0	1	01/13/2018	Owner Occupied	UTD	Yes	Yes	10/31/2017	Ongoing dialogue with borrower	The borrower wants to retain the property but had a reduction in income. Documentation for the RMA was discussed. The loan was previously modified but the payments are too high.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/31/2017.  The borrower wants to retain the property but had a reduction in income. Documentation for the RMA was discussed. The loan was previously modified but the payments are too high.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202612998	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613004	Performing	01/31/2018	10/02/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	12/26/2015	Not attempting to contact the borrower	Inbound call from authorized third party. Agent advised caller they already provided an explanation for the late payment. Call was disconnected.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/26/2015.  Inbound call from authorized third party. Agent advised caller they already provided an explanation for the late payment. Call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613015	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613017	Performing	01/31/2018	10/06/2017	N/A	0	1	12/15/2017	UTD	UTD	Yes	Yes	04/28/2015	Contact attempts - however unable to contact borrower	Borrower called in and had questions on the principle reduction and tax implications. I advised would need to follow up on those next year when the 2015 tax forms are received. Borrower also had questions about how to keep the 2% interest rate longer. Advised it would be in effect until October 2016 and could look at different options then.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/28/2015	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/28/2015.  Borrower called in and had questions on the principle reduction and tax implications. I advised would need to follow up on those next year when the 2015 tax forms are received. Borrower also had questions about how to keep the 2% interest rate longer. Advised it would be in effect until October 2016 and could look at different options then.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613022	Performing	01/31/2018	10/23/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613025	MI ACTIVE	Performing	01/31/2018	12/30/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613030	MI ACTIVE	Performing	01/31/2018	12/13/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613032	Performing	01/31/2018	12/11/2017	N/A	0	1	02/07/2018	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Note: Insurance cancellation notice received 11/15/2017 effective 02/20/2018 citing reason as Underwriting Reason.	Note: Insurance cancellation notice received 11/15/2017 effective 02/20/2018 citing reason as Underwriting Reason.
202613035	Performing	01/31/2018	10/03/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613039	Performing	01/31/2018	10/16/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	02/01/2018	Not attempting to contact the borrower	An authorized third party for the borrower called to discuss the lender placed policy on the account and informed the borrower would obtain their own coverage.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/01/2018.  An authorized third party for the borrower called to discuss the lender placed policy on the account and informed the borrower would obtain their own coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613042	Performing	01/31/2018	10/27/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	12/06/2017	Ongoing dialogue with borrower	Borrower called in on status of water damage claim. Borrower was told to set appointment for inspection. Inspection done and repairs were 70% complete as of 12/27/2017; borrower was called on 12/28/2017 and left message that 90% interior/100% exterior complete inspection needed to release funds. No indication that there was damage to exterior.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	No	No	Extent and current repair status of damage unknown. On 08/25/207 a claim check for $29221.13 was received for water damage with date of loss of 07/16/2017. The account was current and borrowers were told to send in an adjustor’s claim notice with check. Current status: as of 12/27/2017; 70% complete. Borrowers were sent letter on 12/28/2017 of need for 90% inspection to close claim.	Water	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/06/2017.  Borrower called in on status of water damage claim.  Borrower was told to set appointment for inspection.  Inspection done and repairs were 70% complete as of 12/27/2017; borrower was called on 12/28/2017 and left message that 90% interior/100% exterior  complete inspection needed to release funds.  No indication that there was damage to exterior.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 12/23/2014.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-37805.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/30/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  Extent and current repair status of damage unknown.  On 08/25/207 a claim check for $29221.13 was received for water damage with date of loss of 07/16/2017.  The account was current and borrowers were told to send in an adjustor’s claim notice  with check.  Current status: as of 12/27/2017; 70% complete.  Borrowers were sent  letter on 12/28/2017 of need for 90% inspection to close claim.  The damage repair amount is estimated at $29,221.13.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613047	Performing	01/31/2018	10/12/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613054	MI ACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	12/05/2017	Ongoing dialogue with borrower	A natural disaster follow up call was made to the borrower. The borrower stated marital difficulties and curtailed income. Advised the borrower that forbearance ends 03/15/2018.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Current	Informal (Verbal)	09/18/2017	$906.93	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/05/2017.  A natural disaster follow up call was made to the borrower. The borrower stated marital difficulties and curtailed income. Advised the borrower that forbearance ends 03/15/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613056	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	09/18/2017	Ongoing dialogue with borrower	The borrower informed the servicer on 09/18/2017 of not being affected by XXX.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/18/2017.  The borrower informed the servicer on 09/18/2017 of not being affected by XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613058	Performing	01/31/2018	10/10/2017	N/A	0	1	01/12/2018	Owner Occupied	Good	Yes	Yes	05/18/2017	Ongoing dialogue with borrower	Account inquiry. Promise to pay 05/22/2017 $994.06.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/18/2017.  Account inquiry.  Promise to pay 05/22/2017 $994.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613061	Performing	01/31/2018	10/04/2017	N/A	0	1	02/03/2018	UTD	UTD	Yes	Yes	06/28/2017	Not attempting to contact the borrower	The co-borrower called in to inquire about a call received advising of assistance plans. The co-borrower was advised there is not a record of a call offering assistance being placed to the borrowers. The co-borrower accepted the assistance interview and call disconnected.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/28/2017	No	Retention	No	UTD	No	There is evidence of an unknown Chapter of bankruptcy that was filed on an unknown date and was discharged on an unknown date. The chapter and case number for the bankruptcy is not listed.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/28/2017.  The co-borrower called in to inquire about a call received advising of assistance plans. The co-borrower was advised there is not a record of a call offering assistance being placed to the borrowers. The co-borrower accepted the assistance interview and call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There is evidence of an unknown Chapter of bankruptcy that was filed on an unknown date and was discharged on an unknown date. The chapter and case number for the bankruptcy is not listed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613069	Performing	01/31/2018	12/05/2017	N/A	0	1	11/30/2017	UTD	UTD	Yes	Yes	05/19/2016	Not attempting to contact the borrower	Inbound call from borrower regarding letter they received in reference to policy information. Call was dropped. Agent called borrower back and provided entire policy information, payment time frame and check number.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2016.  Inbound call from borrower regarding letter they received in reference to policy information. Call was dropped. Agent called borrower back and provided entire policy information, payment time frame and check number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613071	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	09/20/2017	Not attempting to contact the borrower	Borrower request for a copy of the insurance policy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	A claim was filed for hurricane damage that occurred on 09/10/2017 under claim number 00200912709. A claim check was received in the amount of $5393.52 by the borrower and the details of the damage were not provided. The claim was classified as non-monitored and closed on 11/30/2017.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/20/2017.  Borrower request for a copy of the insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for hurricane damage that occurred on 09/10/2017 under claim number 00200912709. A claim check was received in the amount of $5393.52 by the borrower and the details of the damage were not provided.  The claim was classified as non-monitored and closed on 11/30/2017.  The damage repair amount is estimated at $5,393.52.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613074	Performing	01/31/2018	10/10/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613076	Performing	01/31/2018	12/30/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	03/04/2016	Not attempting to contact the borrower	The borrower promised to make a payment in the amount of $1215.13 by 03/07/2017	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/04/2016.  The borrower promised to make a payment in the amount of $1215.13 by 03/07/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613082	Performing	01/31/2018	10/09/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613084	Performing	01/31/2018	09/29/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	11/14/2017	Not attempting to contact the borrower	The last contact was made on 11/14/2017, in which the borrower had an insurance inquiry.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/14/2017.  The last contact was made on 11/14/2017, in which the borrower had an insurance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613091	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	10/23/2017	UTD	UTD	Yes	Yes	04/28/2017	Contact attempts - however unable to contact borrower	Borrower called in to verify that policy renewal information was received. Representative verified information and advised payment is pending at this time.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/28/2017.  Borrower called in to verify that policy renewal information was received.  Representative verified information and advised payment is pending at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613092	Performing	01/31/2018	10/11/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613093	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	05/30/2017	Not attempting to contact the borrower	Borrower called to review payment history. Borrower believed some payment had been misapplied. Agent transferred call for assistance. Commentary notes call was interrupted.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	No	No	Comments reflect a discharge bankruptcy; however details of the bankruptcy not provided.	An insurance claim for hurricane damage sustained on 09/10/2017 was filed. A recovery check in the amount of $8,537.39 was endorsed on 10/30/2017. No evidence of completed repairs was cited on this non-monitored claim.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/30/2017.  Borrower called to review payment history.  Borrower believed some payment had been misapplied.  Agent transferred call for assistance.  Commentary notes call was interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a discharge bankruptcy; however details of the bankruptcy not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  An insurance claim for hurricane damage sustained on 09/10/2017 was filed.  A recovery check in the amount of $8,537.39 was endorsed on 10/30/2017.  No evidence of completed repairs was cited on this non-monitored claim.  The damage repair amount is estimated at $8,537.39.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613095	MI ACTIVE	Performing	01/31/2018	12/06/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	02/28/2017	Contact attempts - however unable to contact borrower	The borrower opted out of loss mitigation options.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	02/28/2017	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/28/2017.  The borrower opted out of loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The commentary reflects death as a reason for default and a request for a death certificate was made. The details regarding a deceased borrower were not provided.	The commentary reflects death as a reason for default and a request for a death certificate was made. The details regarding a deceased borrower were not provided.
202613096	Performing	01/31/2018	10/06/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613100	Performing	01/31/2018	10/16/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	12/12/2017	Not attempting to contact the borrower	The borrower called in reference to branch endorsement approval request for cause of loss hurricane on date of loss 09/10/2017. Branch endorsement approval claim check number 0167750 in amount of $2343.86 all endorsements present. The claim is classified as enhanced endorse and release. The servicer authorized branch endorsement, check number 0167750 in amount of $2343.86 from XXX XXX issued on 11/27/2017 for hurricane loss on 09/10/2017 under carrier claim number 00100138733.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	Yes	Other Modification	08/24/2015	Yes	Retention	No	No	The property sustained damage from XXX on 09/10/2017. The claim is classified as non-monitored. The branch was granted approval to endorse and release the claim check in amount of $2343.86 and borrower was advised approval was granted. Unable to determine if the repairs have been started / completed.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/12/2017.  The borrower called in reference to branch endorsement approval request for cause of loss hurricane on date of loss 09/10/2017. Branch endorsement approval claim check number 0167750 in amount of $2343.86 all endorsements present. The claim is classified as enhanced endorse and release. The servicer authorized branch endorsement, check number 0167750 in amount of $2343.86 from XXX issued on 11/27/2017 for hurricane loss on 09/10/2017 under carrier claim number 00100138733.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/25/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  The property sustained damage from XXX on 09/10/2017. The claim is classified as non-monitored.  The branch was granted approval to endorse and release the claim check in amount of $2343.86 and borrower was advised approval was granted. Unable to determine if the repairs have been started / completed.  The damage repair amount is estimated at $2,343.86.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: On 12/12/2017, the servicer received a Branch Endorsement package requesting authorization to endorse an insurance claim check for $2343.86 made to the borrowers, the borrowers’ bankruptcy attorney, and the servicer for a Hurricane Loss occurring on 9/10/2017. The servicer authorized the branch to endorse the check.	On 12/12/2017, the servicer received a Branch Endorsement package requesting authorization to endorse an insurance claim check for $2343.86 made to the borrowers, the borrowers’ bankruptcy attorney, and the servicer for a Hurricane Loss occurring on 9/10/2017. The servicer authorized the branch to endorse the check.
202613106	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	12/29/2017	Not attempting to contact the borrower	The borrower called in and stated they did not require forbearance after a natural disaster.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/13/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/29/2017.  The borrower called in and stated they did not require forbearance after a natural disaster.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments on 06/01/2016 indicated the water and mold damages incurred on 12/14/2014 were repaired and the claim was closed on 06/01/2016.	Comments on 06/01/2016 indicated the water and mold damages incurred on 12/14/2014 were repaired and the claim was closed on 06/01/2016.
202613109	Performing	01/31/2018	10/06/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	04/02/2015	Not attempting to contact the borrower	The borrower called regarding pending mortgage payment change; the agent advised the payment will change to $806.24 as of 06/01/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/02/2015	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/02/2015.  The borrower called regarding pending mortgage payment change; the agent advised the payment will change to $806.24 as of 06/01/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613116	Performing	01/31/2018	10/06/2017	N/A	0	1	09/08/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613117	Performing	01/31/2018	10/13/2017	N/A	0	1	02/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613118	Performing	01/31/2018	10/12/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	05/30/2017	Not attempting to contact the borrower	The borrower informed the servicer on 05/30/2017 that the previous Home Assistance Mortgage Program agreement letter received on 05/23/2017 was invalid due to the document expiration.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/30/2017.  The borrower informed the servicer on 05/30/2017 that the previous Home Assistance Mortgage Program agreement letter received on 05/23/2017 was invalid due to the document expiration.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613119	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	02/06/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613121	MI ACTIVE	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	09/18/2017	Not attempting to contact the borrower	Spoke with borrower. Stated reason for delinquency is curtailment of income. Borrower set a promise to pay in the amount of $1879.61, dated 9/19/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/18/2017.  Spoke with borrower. Stated reason for delinquency is curtailment of income. Borrower set a promise to pay in the amount of $1879.61, dated 9/19/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 09/14/2017 Borrower called in for disaster relief although there are no damages noted.	09/14/2017 Borrower called in for disaster relief although there are no damages noted.
202613124	Performing	01/31/2018	09/29/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613126	Performing	01/31/2018	10/05/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613131	Performing	01/31/2018	10/10/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613133	Performing	01/31/2018	12/21/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	05/19/2017	Not attempting to contact the borrower	Last contact with borrower was notification of the new escrow amounts. No loss mitigation efforts were noted	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2017.  Last contact with borrower was notification of the new escrow amounts. No loss mitigation efforts were noted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613134	Performing	01/31/2018	10/18/2017	N/A	0	1	01/17/2018	Owner Occupied	Good	Yes	Yes	12/20/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/20/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613136	Performing	01/31/2018	10/06/2017	N/A	0	1	02/28/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613138	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613139	Performing	01/31/2018	10/10/2017	N/A	0	1	10/23/2017	UTD	UTD	Yes	Yes	09/09/2016	Not attempting to contact the borrower	Full premium payment inquiry. Borrower advised premium payment is outstanding for additional policy in line 354. Called mercury they advised as long as payment is posted before 09/11/2016 the policy will not lapse. Borrower advised of refunds he got back from previous carrier, he made partial payment into escrow. Transferred to mortgage department for escrow.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/09/2016.  Full premium payment inquiry.  Borrower advised  premium payment is outstanding for additional policy in line 354.  Called mercury they advised as long as payment is posted before 09/11/2016 the policy will not lapse.  Borrower advised  of refunds he got back from previous carrier, he made partial payment into escrow.  Transferred to mortgage department  for escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613143	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	08/20/2016	Contact attempts - however unable to contact borrower	Borrower called in to inform servicer of insurance change to XXX Servicer updated the policy number. Borrower also stated that he is searching for new insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/20/2016.  Borrower called in to inform servicer of insurance change to XXX Servicer updated the policy number. Borrower also stated that he is searching for new insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613153	MI ACTIVE	Performing	01/31/2018	10/07/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613154	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613155	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613158	MI ACTIVE	Performing	01/31/2018	12/30/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	11/20/2017	Not attempting to contact the borrower	The borrower called to get status on the reaffirmation agreement. Borrower advised that the executed reaffirmation was sent to counsel on 11/13/17. Borrower was advised that if the reaffirmation is not filed before discharge then the loan will not be reaffirmed. Borrower advised of new payment amount of 1034.14 taking effect 12/1/17.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/02/2017	No	Retention	Yes	1	No	No	A reaffirmation agreement was prepared and mailed to the borrower on 10/19/2017. Reaffirmation agreement was not on record at time of discharge so loan was not reaffirmed.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/20/2017.  The borrower called to get status on the reaffirmation agreement.  Borrower advised that the executed reaffirmation was sent to counsel on 11/13/17.  Borrower was advised that if the reaffirmation is not filed before discharge then the loan will not be reaffirmed.  Borrower advised of new payment amount of 1034.14 taking effect 12/1/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-27815.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/01/2017 and there is no evidence of reaffirmation.  A reaffirmation agreement was prepared and mailed to the borrower on 10/19/2017.  Reaffirmation agreement was not on record at time of discharge so loan was not reaffirmed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613161	Performing	01/31/2018	10/07/2017	N/A	0	1	02/05/2018	Owner Occupied	Excellent	Yes	Yes	03/08/2016	Not attempting to contact the borrower	Borrower was contacted and advised of decision	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/11/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/08/2016.  Borrower was contacted and advised of decision
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Used unable to determine for modification due to there is mention of a HAMP recast and agreement sent to borrower, unable to determine if this is a mod and no additional info in notes. Used UTD for bankruptcy due to mentioned in file however no other information in comments.	Used unable to determine for modification due to there is mention of a HAMP recast and agreement sent to borrower, unable to determine if this is a mod and no additional info in notes. Used UTD for bankruptcy due to mentioned in file however no other information in comments.
202613163	Performing	01/31/2018	10/05/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613166	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	08/28/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613178	Performing	01/31/2018	12/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	12/05/2016	Not attempting to contact the borrower	The client advised the borrower that they have a HAMP, which is the best available modification. If they get a new modification, they will lose $10,000 toward principal. The current payment is at 3%^. A new modification would top out at 4.125%.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/05/2016.  The client advised the borrower that they have a HAMP, which is the best available modification.  If they get a new modification, they will lose $10,000 toward principal.  The current payment is at 3%^.  A new modification would top out at 4.125%.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613179	Performing	01/31/2018	10/28/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	10/27/2017	Ongoing dialogue with borrower	Borrower returned servicers’ call to schedule a payment. Servicer solicited borrower for modification assistance on 01/18/2017 and borrower stated they are not interested.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/18/2017	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/27/2017.  Borrower returned servicers’ call to schedule a payment. Servicer solicited borrower for modification assistance on 01/18/2017 and borrower stated they are not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed on 12/20/2016.	Recast offer was mailed on 12/20/2016.
202613185	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	08/29/2017	Not attempting to contact the borrower	The servicer informed the borrower on 08/29/2017 of the missing documents.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	UTD	UTD	Prior case was noted for 13-16669. Limited information noted on either bankruptcy cases.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/29/2017.  The servicer informed the borrower on 08/29/2017 of the missing documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under Case Number XX-23317.  The most recent bankruptcy status is closed.  The proof of claim was filed 01/07/2015.  Prior case was noted for 13-16669. Limited information noted on either bankruptcy cases.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613190	Performing	01/31/2018	10/12/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613195	Performing	01/31/2018	10/02/2017	N/A	0	1	09/19/2017	Owner Occupied	UTD	Yes	Yes	Ongoing dialogue with borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613202	MI ACTIVE	Performing	01/31/2018	10/07/2017	N/A	0	1	07/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613203	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	01/20/2016	Not attempting to contact the borrower	Borrower inquiry into letter received in regards to homeowners.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/20/2016.  Borrower inquiry into letter received in regards to homeowners.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613205	Performing	01/31/2018	10/31/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613209	Performing	01/31/2018	10/10/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613211	Performing	01/31/2018	10/16/2017	N/A	0	1	02/06/2018	Occupied-UTD	UTD	Yes	Yes	12/22/2017	Ongoing dialogue with borrower	Outbound call: spoke to borrower ,who advised the primary reason for default was due to curtailment of income. Secondary reason for default was due to a payment dispute. Active Loss Mitigation, borrower still interested but unsure of document needs. Borrower accepted promise to pay for 10/13/2017 in the amount of $1410.36.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	07/07/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/22/2017.  Outbound call: spoke to borrower ,who advised the primary reason for default was due to curtailment of income. Secondary reason for default was due to a payment dispute. Active Loss Mitigation, borrower still interested but unsure of document needs. Borrower accepted promise to pay for 10/13/2017 in the amount of $1410.36.
EVIDENCE OF DISPUTE: Evidence of borrower dispute and the date is unknown.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  Agent called borrower to follow up on missing loss mitigation documents.  Borrower advised will try to send today.  Borrower asked if could mail in a post dated check.  Agent advised can call and schedule a pay by phone.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 02/22/2019, the servicier stated:Monitored Claim - No Check iao $833.06 released directly to customer following non-monitoed claim procedures. No Additional Funds to Release No Additional Comments	02/22/2019, the servicier stated:Monitored Claim - No Check iao $833.06 released directly to customer following non-monitoed claim procedures. No Additional Funds to Release No Additional Comments
202613213	Performing	01/31/2018	12/15/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613216	Performing	01/31/2018	10/10/2017	N/A	0	1	09/20/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613217	Performing	01/31/2018	10/31/2017	N/A	0	1	02/01/2018	Owner Occupied	Good	Yes	Yes	11/22/2017	Contact attempts - however unable to contact borrower	Agent confirmed the policy cancellation.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/22/2017.  Agent confirmed the policy cancellation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613218	Performing	01/31/2018	10/03/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Chapter 13 bankruptcy #09-44584 discharged 10/13/2015 without evidence of motion for relief filing or reaffirmation.	Chapter 13 bankruptcy XXX discharged 10/13/2015 without evidence of motion for relief filing or reaffirmation.
202613221	Performing	01/31/2018	09/30/2017	N/A	0	1	01/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613222	Performing	01/31/2018	10/20/2017	N/A	0	1	01/12/2018	Owner Occupied	Good	Yes	Yes	07/11/2017	Not attempting to contact the borrower	Borrower called about a fnma loan rep advised didn’t have that information and to reach out to fnma	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/11/2017.  Borrower called about a fnma loan rep advised didn’t have that information and to reach out to fnma
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613225	Performing	01/31/2018	10/30/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613229	Performing	01/31/2018	10/07/2017	N/A	0	1	02/03/2018	UTD	UTD	Yes	Yes	01/31/2017	Not attempting to contact the borrower	Borrower accepted a promise to pay. Reason for delinquency is curtailment of income. Borrower has multiple loans.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2017.  Borrower accepted a promise to pay. Reason for delinquency is curtailment of income. Borrower has multiple loans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The death of the borrower’s father was used as in consideration for hardship due to the deceased having lived with the borrower.	The death of the borrower’s father was used as in consideration for hardship due to the deceased having lived with the borrower.
202613231	Performing	01/31/2018	10/02/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613239	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613241	Performing	01/31/2018	12/11/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613242	Performing	01/31/2018	10/30/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613245	Performing	01/31/2018	10/10/2017	N/A	0	1	06/28/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613250	MI ACTIVE	Performing	01/31/2018	09/30/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	01/20/2017	Not attempting to contact the borrower	Borrower made a payment in the amount of $2202.42 dated for 01/20/2017	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/20/2017.  Borrower made a payment in the amount of $2202.42 dated for 01/20/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613252	Performing	01/31/2018	11/27/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 11/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613256	Performing	01/31/2018	10/10/2017	N/A	0	1	01/08/2018	Non-Owner Occupied	UTD	Yes	Yes	04/08/2017	Ongoing dialogue with borrower	Borrower called to obtain information and the call disconnected. Servicer received call from borrower on 10/26/2016 advising they are experiencing curtailment of income and will issue payment by 10/31/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/08/2017.  Borrower called to obtain information and the call disconnected. Servicer received call from borrower on 10/26/2016 advising they are experiencing curtailment of income and will issue payment by 10/31/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202613259	Performing	01/31/2018	10/14/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613260	Performing	01/31/2018	10/16/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	10/16/2017	Not attempting to contact the borrower	The borrower made a promise to pay via fastpay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/16/2017.  The borrower made a promise to pay via fastpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613266	Performing	01/31/2018	10/02/2017	N/A	0	1	08/03/2017	UTD	UTD	Yes	Yes	03/06/2015	Not attempting to contact the borrower	Borrower called in regarding cancellation notice they received for insurance policy. Agent advised the company had issued two policies and they will check to see which one is active.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/06/2015.  Borrower called in regarding cancellation notice they received for insurance policy. Agent advised the company had issued two policies and they will check to see which one is active.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613267	Performing	01/31/2018	12/28/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	12/28/2017	Not attempting to contact the borrower	Borrower stated rfd was due to excessive obligations and borrower ptp set for 12/31/2017 iao $2081.70.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/14/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2017.  Borrower stated rfd was due to excessive obligations and borrower ptp set for 12/31/2017 iao $2081.70.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613272	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-47071.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/21/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613273	Performing	01/31/2018	10/13/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613277	Performing	01/31/2018	12/15/2017	N/A	0	1	01/16/2018	UTD	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613289	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	12/12/2017	Ongoing dialogue with borrower	The customer requested to speak with someone regrading opening a new loan. The customer was transferred to a Mortgage Consultant.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/12/2017.  The customer requested to speak with someone regrading opening a new loan. The customer was transferred to a Mortgage Consultant.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613290	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	Good	Yes	Yes	10/08/2015	Not attempting to contact the borrower	Borrower accepted payment plan. $1,703.18 on 10/16/2015. Owner occupied. Intent to keep property.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/08/2015.  Borrower accepted payment plan.  $1,703.18 on 10/16/2015. Owner occupied. Intent to keep property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613292	Performing	01/31/2018	10/06/2017	N/A	0	1	11/09/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613293	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	04/27/2015	Not attempting to contact the borrower	Borrower had questions regarding principal reduction due to delayed modification. Answered all questions.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/27/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/27/2015.  Borrower had questions regarding principal reduction due to delayed modification.  Answered all questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613303	Performing	01/31/2018	10/11/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613306	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	02/07/2018	Owner Occupied	Good	Yes	Yes	09/30/2017	Not attempting to contact the borrower	The borrower accepted promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/30/2017.  The borrower accepted promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613315	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613320	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	09/15/2015	Not attempting to contact the borrower	The borrower promised to make a payment in the amount of $2989.39.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/15/2015.  The borrower promised to make a payment in the amount of $2989.39.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613326	MI ACTIVE	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613328	Performing	01/31/2018	10/16/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613329	Performing	01/31/2018	10/30/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613334	Performing	01/31/2018	10/26/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613340	Performing	01/31/2018	10/03/2017	N/A	0	1	02/03/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613341	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/13/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613344	Performing	01/31/2018	12/06/2017	N/A	0	1	07/07/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613345	Performing	01/31/2018	10/14/2017	N/A	0	1	12/15/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613346	Performing	01/31/2018	10/05/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613349	Performing	01/31/2018	10/10/2017	N/A	0	1	10/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613351	Performing	01/31/2018	10/02/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613353	MI ACTIVE	Performing	01/31/2018	12/16/2017	N/A	0	1	01/23/2018	Owner Occupied	Good	Yes	Yes	11/21/2017	Not attempting to contact the borrower	Borrower called to check status of reaffirmation agreement.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/19/2017	No	Retention	Yes	1	No	Yes	Per comments debt was reaffirmed on 12/13/2017	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/21/2017.  Borrower called to check status of reaffirmation agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/05/2017.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-18283.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/16/2018 and there is evidence of reaffirmation.  Per comments debt was reaffirmed on 12/13/2017
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613354	Performing	01/31/2018	10/26/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613355	Performing	01/31/2018	12/06/2017	N/A	0	1	01/18/2018	Owner Occupied	UTD	Yes	Yes	07/19/2017	Not attempting to contact the borrower	The borrower promised to make a payment in the amount of $3027.00 by 07/26/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/19/2017.  The borrower promised to make a payment in the amount of $3027.00 by 07/26/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613356	Performing	01/31/2018	10/27/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613358	Performing	01/31/2018	10/12/2017	N/A	0	1	01/05/2018	Owner Occupied	UTD	Yes	Yes	02/09/2016	Not attempting to contact the borrower	Borrower stated the primary reason for delinquency is the grace period.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/09/2016.  Borrower stated the primary reason for delinquency is the grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613359	Performing	01/31/2018	10/04/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613361	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	12/15/2017	Ongoing dialogue with borrower	Borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	11/16/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2017.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613364	Performing	01/31/2018	10/09/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	09/28/2017	Not attempting to contact the borrower	Last contact with the borrower they stated all repairs have been made and borrower is ready for inspection.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2017.  Last contact with the borrower they stated all repairs have been made and borrower is ready for inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613365	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	11/13/2014	Not attempting to contact the borrower	borrower contact. RFD: borrower is within grace period. Stated made payment today online via bill pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/13/2014.  borrower contact. RFD: borrower is within grace period. Stated made payment today online via bill pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613369	Performing	01/31/2018	10/14/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	06/16/2015	Ongoing dialogue with borrower	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613371	Performing	01/31/2018	10/11/2017	N/A	0	1	12/13/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613374	Performing	01/31/2018	10/11/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613375	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	03/05/2016	Not attempting to contact the borrower	The borrower called in about an escrow letter received stated sent in a check also advised not interested in mortgage assistance. Borrower declined modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/05/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/05/2016.  The borrower called in about an escrow letter received stated sent in a check also advised not interested in mortgage assistance. Borrower declined modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613380	MI ACTIVE	Performing	01/31/2018	10/05/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	07/18/2017	Not attempting to contact the borrower	The borrower to request mortgage assistance package	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/18/2017.  The borrower to request mortgage assistance package
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613383	Performing	01/31/2018	09/29/2017	N/A	0	1	01/26/2018	Owner Occupied	UTD	Yes	Yes	06/26/2017	Contact attempts - however unable to contact borrower	Last contact with borrower was to discuss the account and borrower verified discharged bankruptcy.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	The bankruptcy was discharged without reaffirmation.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/26/2017.  Last contact with borrower was to discuss the account and borrower verified discharged bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/25/2015.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-24514.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/28/2015 and there is no evidence of reaffirmation.  The bankruptcy was discharged without reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613384	Performing	01/31/2018	10/02/2017	N/A	0	1	10/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613385	Performing	01/31/2018	12/27/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	10/10/2017	Not attempting to contact the borrower	Borrower called and was transferred to Supervisor. No details of conversation noted.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	No	No	Date of loss 3/4/2017. A recovery check for $9,000 was issued on 09/05/2017 for fire loss on 03/04/2017. The non-monitored claim was closed on 09/29/2017 without evidence of completed repairs. Another check was issued for $792.55 on 8/25/2017 by XXX. Total amount of claim is $10,592.55.	Fire	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/10/2017.  Borrower called and was transferred to Supervisor. No details of conversation noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 09/23/2011.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-84138.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  Date of loss 3/4/2017. A recovery check for $9,000 was issued on 09/05/2017 for fire loss on 03/04/2017.  The non-monitored claim was closed on 09/29/2017 without evidence of completed repairs. Another check was issued for $792.55 on 8/25/2017 by XXX. Total amount of claim is $10,592.55.  The damage repair amount is estimated at $9,000.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Modification became effective 6/1/2011	Modification became effective 6/1/2011
202613388	Performing	01/31/2018	10/30/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	03/24/2016	Contact attempts - however unable to contact borrower	Commentary states spoke to borrower and borrower accepted a promise to pay	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/24/2016.  Commentary states spoke to borrower and borrower accepted a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-21058.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 10/19/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613393	MI ACTIVE	Performing	01/31/2018	12/11/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	05/19/2017	Not attempting to contact the borrower	A comment dated 05/19/2017 stated the borrower made contact to discuss the decision letter. The caller was advised of the future interest rate changes.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2017.  A comment dated 05/19/2017 stated the borrower made contact to discuss the decision letter. The caller was advised of the future interest rate changes.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613398	Performing	01/31/2018	12/12/2017	N/A	0	1	01/22/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613399	Performing	01/31/2018	10/30/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613403	Performing	01/31/2018	10/05/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	0	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613406	Performing	01/31/2018	10/02/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	04/26/2017	Not attempting to contact the borrower	Spoke with borrower attempted to speak with borrower in regards to refinancing call was interrupted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	04/26/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/26/2017.  Spoke with borrower attempted to speak with borrower in regards to refinancing call was interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613413	Performing	01/31/2018	10/09/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	01/08/2018	Not attempting to contact the borrower	Spoke with the borrower to discuss the outstanding items required for loss mitigation review.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/24/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/08/2018.  Spoke with the borrower to discuss the outstanding items required for loss mitigation review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613416	Performing	01/31/2018	10/30/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613418	Performing	01/31/2018	12/28/2017	N/A	0	1	01/10/2018	Owner Occupied	Excellent	Yes	Yes	12/21/2017	Ongoing dialogue with borrower	Spoke with the borrower who made a promise to pay in the amount of $1,538.58.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/21/2017.  Spoke with the borrower who made a promise to pay in the amount of $1,538.58.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613424	Bankruptcy	01/31/2018	10/06/2017	N/A	Bankruptcy	1	01/26/2018	UTD	UTD	Yes	Yes	11/06/2017	Not attempting to contact the borrower	Borrower called in to see when statement will be sent	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/29/2017	No	Retention	No	No	No	Comments on 08/10/2017 indicated the chapter 13 trustee filed an annual report. There is no evidence of dismissal, discharge, relief or case closure.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/06/2017.  Borrower called in to see when statement will be sent
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  Comments on 08/10/2017 indicated the chapter 13 trustee filed an annual report. There is no evidence of dismissal, discharge, relief or case closure.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613428	Performing	01/31/2018	09/29/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	12/29/2015	Not attempting to contact the borrower	A call was received from the borrower regarding a reinstatement letter. The borrower was advised that a reinstatement letter is required to confirm proof of insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/29/2015.  A call was received from the borrower regarding a reinstatement letter. The borrower  was advised that a reinstatement letter is required to confirm proof of insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613431	MI ACTIVE	Performing	01/31/2018	12/04/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	02/18/2016	Not attempting to contact the borrower	Accepted plan and promised to pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/18/2016	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/18/2016.  Accepted plan and promised to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613432	Performing	01/31/2018	10/04/2017	N/A	0	1	01/26/2018	UTD	Good	Yes	Yes	09/28/2017	Ongoing dialogue with borrower	Account inquiry. Payment inquiry sent money gram.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2017.  Account inquiry.  Payment inquiry sent money gram.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613438	Performing	01/31/2018	10/09/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613450	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	01/12/2016	Not attempting to contact the borrower	Borrower 2 stated they tried to apply for a loan but was told they had did a loan modification on the loan but they weren’t aware of it. Servicer informed they there was a loan modification done on the account back in 2012 and at that time they were over $12,000 past due. Borrower state they were going to refinance. Servicer asked if they wanted a copy of the 2012 modification, borrower declined.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	01/12/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2016.  Borrower 2 stated they tried to apply for a loan but was told they had did a loan modification on the loan but they weren’t aware of it. Servicer informed they there was a loan modification done on the account back in 2012 and at that time they were over $12,000 past due.  Borrower state they were going to refinance.  Servicer asked if they wanted a copy of the 2012 modification, borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613454	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613466	Performing	01/31/2018	10/04/2017	N/A	0	1	07/28/2017	UTD	UTD	Yes	Yes	07/18/2017	Contact attempts - however unable to contact borrower	Borrower was contacted and advised that the complaint has been resolved. The document was received on time.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/18/2017.  Borrower was contacted and advised that the complaint has been resolved. The document was received on time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613474	Performing	01/31/2018	12/04/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613475	Performing	01/31/2018	10/18/2017	N/A	0	1	11/08/2017	Owner Occupied	UTD	Yes	Yes	03/11/2016	Not attempting to contact the borrower	Spoke with the borrower promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/11/2016.  Spoke with the borrower promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613476	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613478	Performing	01/31/2018	12/30/2017	N/A	0	1	02/04/2018	UTD	UTD	Yes	Yes	12/17/2015	Not attempting to contact the borrower	Borrower called in response to operation letter for homeowners’ insurance. Associate advised borrower they have XXX on file and premium payment was issued on 11/17/2015 and a refund was received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/17/2015.  Borrower called in response to operation letter for homeowners’ insurance.  Associate advised borrower they have XXX on file and premium payment was issued on 11/17/2015 and a refund was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed on 06/22/2017.	Recast offer was mailed on 06/22/2017.
202613479	Performing	01/31/2018	10/05/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	12/02/2016	Not attempting to contact the borrower	The borrower contacted the servicer on 12/02/2016 to authorize a payment in the amount of $2,218.82.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/02/2016.  The borrower contacted the servicer on 12/02/2016 to authorize a payment in the amount of $2,218.82.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613494	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613497	MI ACTIVE	Performing	01/31/2018	10/20/2017	N/A	0	1	01/22/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-06224.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/28/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613501	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	12/16/2016	Not attempting to contact the borrower	Borrower called to make payment. Representative advised while Modification documents are in process, no payment can be processed. Payment will process approximately 30 days after Modification is completed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/16/2016	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2016.  Borrower called to make payment.  Representative advised while Modification documents are in process, no payment can be processed. Payment will process approximately 30 days after Modification is completed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/19/2016.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to dispute a returned check fee due to the check being submitted for the incorrect amount.  The borrower stated would send in a written request for research.  Not further information was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613503	Performing	01/31/2018	12/18/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	05/21/2015	Not attempting to contact the borrower	A comment dated 05/21/2015 states the borrower made contact inquiring about the deferred balance at maturity.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/21/2015.  A comment dated 05/21/2015 states the borrower made contact inquiring about the deferred balance at maturity.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613504	Performing	01/31/2018	10/10/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613506	Performing	01/31/2018	10/17/2017	N/A	0	1	01/23/2018	Owner Occupied	UTD	Yes	Yes	11/28/2017	Not attempting to contact the borrower	At last contact, the borrower called in to schedule a payment of $2131.42 for 11/28/2014. The borrower stated they had excessive obligations.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/28/2017.  At last contact, the borrower called in to schedule a payment of $2131.42 for 11/28/2014.  The borrower stated they had excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613515	Performing	01/31/2018	10/27/2017	N/A	0	1	01/26/2018	Owner Occupied	UTD	Yes	Yes	08/14/2017	Contact attempts - however unable to contact borrower	Borrower accepted payment plan	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/14/2017.  Borrower accepted payment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613519	Performing	01/31/2018	10/02/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	07/17/2017	Not attempting to contact the borrower	Borrower called in regards to a communication from the Chief Executive Officer. Servicer advised that the state will talk to borrower concerning proceeding.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	07/17/2017	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/17/2017.  Borrower called in regards to a communication from the Chief Executive Officer. Servicer advised that the state will talk to borrower concerning proceeding.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A payoff quote was completed on 01/30/2018.	A payoff quote was completed on 01/30/2018.
202613528	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	11/30/2016	Contact attempts - however unable to contact borrower	The borrower was contacted on 11/30/2016 regarding the HAMP recast and was advised the recast documents were expired and a new set will be mailed next week. The servicer advised to return the documents as soon as possible. The borrower stated will sign the documents.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	08/30/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2016.  The borrower was contacted on 11/30/2016 regarding the HAMP recast and was advised the recast documents were expired and a new set will be mailed next week.  The servicer advised to return the documents as soon as possible.  The borrower stated will sign the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613529	Performing	01/31/2018	10/11/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The borrower accepted the a recast; effective 10/01/2016.	The borrower accepted the a recast; effective 10/01/2016.
202613535	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	Owner Occupied	Good	Yes	Yes	02/18/2016	Ongoing dialogue with borrower	Borrower accepted a promise to pay $1293.39, on 2/27/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/18/2016.  Borrower accepted a promise to pay $1293.39, on 2/27/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613537	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed on 02/24/2017.	HAMP recast was completed on 02/24/2017.
202613539	Performing	01/31/2018	10/04/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	07/31/2017	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/31/2017.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613540	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	12/15/2017	Owner Occupied	UTD	Yes	Yes	04/10/2017	Contact attempts - however unable to contact borrower	Borrower called in due to not being sure if borrower was interested in mortgage assistance or refinance. Relationship Manager was not available. Scheduled callback. Advised of the documents needed to be sent in. RMA, 4506T, Social Security benefits and bank statements. Borrower advised hardship was due to medical reasons. Advised borrower that account will be submitted to underwriting once documents are received and that it will take about 4 weeks to be decisioned.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/10/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/10/2017.  Borrower called in due to not being sure if borrower was interested in mortgage assistance or refinance. Relationship Manager was not available. Scheduled callback. Advised of the documents needed to be sent in. RMA, 4506T, Social Security benefits and bank statements. Borrower advised hardship was due to medical reasons. Advised borrower that account will be submitted to underwriting once documents are received and that it will take about 4 weeks to be decisioned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613542	Performing	01/31/2018	12/02/2017	N/A	0	1	12/21/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613546	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613551	Performing	01/31/2018	12/14/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613556	Performing	01/31/2018	10/16/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	07/03/2015	Contact attempts - however unable to contact borrower	The borrower called in stating returning call. The agent advised borrower of the modification decision that has been made on the file. The borrower advised will wait for letter and will call back.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/03/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/03/2015.  The borrower called in stating returning call. The agent advised borrower of the modification decision that has been made on the file. The borrower advised will wait for letter and will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613557	Performing	01/31/2018	10/06/2017	N/A	0	1	11/29/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613561	Performing	01/31/2018	10/16/2017	N/A	0	1	08/22/2017	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-16420.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/03/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613565	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613573	Performing	01/31/2018	10/23/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	10/20/2017	Ongoing dialogue with borrower	Borrower gave authorization for payment. Servicer provided confirmation number. Servicer provided telephone number to Customer Care line for borrower to call about escrow shortage. Borrower stated they had made a payment through their credit union, but servicer confirmed no payment received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/20/2017.  Borrower gave authorization for payment. Servicer provided confirmation number. Servicer provided telephone number to Customer Care line for borrower to call about escrow shortage. Borrower stated they had made a payment through their credit union, but servicer confirmed no payment received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/18/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in on 02/18/2015 to dispute a payment, the details were not provided.  The issue has been closed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613583	Performing	01/31/2018	10/13/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	08/21/2015	Not attempting to contact the borrower	Borrower made a post dated check for 02/14/2015 on 02/142015	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/21/2015.  Borrower made a post dated check for 02/14/2015 on 02/142015
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613586	Performing	01/31/2018	10/03/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	12/04/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	02/22/2017	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/04/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: n	n
202613587	Performing	01/31/2018	10/17/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	07/14/2015	Ongoing dialogue with borrower	Borrower was approved for a forbearance, but declined.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	04/21/2015	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/14/2015.  Borrower was approved for a forbearance, but declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613592	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613596	MI ACTIVE	Performing	01/31/2018	12/15/2017	N/A	0	1	12/15/2017	Owner Occupied	UTD	Yes	Yes	01/03/2017	Not attempting to contact the borrower	The borrower stated they are interested in mortgage assistance, however were no able to complete the financial interview at this time. Noted 09/02/2017 Loan was pre-screened for Hardest Hit Funds program; recast was denied on 09/19/2017.	No	N/A	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/03/2017.  The borrower stated they are interested in mortgage assistance, however were no able to complete the financial interview at this time. Noted 09/02/2017 Loan was pre-screened for Hardest Hit Funds program; recast was denied on 09/19/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613599	Performing	01/31/2018	12/03/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	05/02/2017	Not attempting to contact the borrower	The borrower called in and gave permission to speak to their spouse. They requested a payoff amount.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/02/2017.  The borrower called in and gave permission to speak to their spouse. They requested a payoff amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613606	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	02/23/2015	Not attempting to contact the borrower	The borrower was contacted to secure payment. The borrower made the payment over the phone in the amount of $1871.57. The borrower requested the late fee be waived and it was as it was the first time.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2015.  The borrower was contacted to secure payment. The borrower made the payment over the phone in the amount of $1871.57.
The borrower requested the late fee be waived and it was as it was the first time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613611	Performing	01/31/2018	12/14/2017	N/A	0	1	01/15/2018	Owner Occupied	Good	Yes	Yes	05/02/2016	Not attempting to contact the borrower	Servicer went over loss mitigation options. Borrower wanted to opt out of mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/02/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/02/2016.  Servicer went over loss mitigation options.  Borrower wanted to opt out of mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613616	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	08/19/2015	Not attempting to contact the borrower	The borrower and the client discussed the insurance carrier. The client advised the borrower that their XXX policy has been cancelled and they should contact XXX regarding any unused premium.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/19/2015.  The borrower and the client discussed the insurance carrier.  The client advised the borrower that their XXX policy has been cancelled and they should contact XXX regarding any unused premium.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613617	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Ongoing dialogue with borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613618	Performing	01/31/2018	12/06/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613621	Performing	01/31/2018	10/02/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	12/15/2015	Not attempting to contact the borrower	Spoke with borrower and transferred the call to the insurance department.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2015.  Spoke with borrower and transferred the call to the insurance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613624	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	10/19/2017	Not attempting to contact the borrower	Authorized 3rd party called regarding insurance on the account and wanting to add another party. Informed that the primary borrower is deceased but no specific information is provided.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/19/2017.  Authorized 3rd party called regarding insurance on the account and wanting to add another party. Informed that the primary borrower is deceased but no specific information is provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613625	Performing	01/31/2018	10/11/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	12/10/2017	Not attempting to contact the borrower	Borrower promised to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/10/2017.  Borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613626	Performing	01/31/2018	10/31/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	09/28/2017	Ongoing dialogue with borrower	At last contact, the borrower was called and promised to pay $1410.68 on 9/29/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2017.  At last contact, the borrower was called and promised to pay $1410.68 on 9/29/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613629	Performing	01/31/2018	10/31/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	04/17/2017	Not attempting to contact the borrower	Third party called in to advise account update. The insurance company has changed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/17/2017.  Third party called in to advise account update.  The insurance company has changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613630	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613634	MI ACTIVE	Performing	01/31/2018	10/07/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	01/12/2017	Not attempting to contact the borrower	Borrower wanted the grace period calls to stop.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2017.  Borrower wanted the grace period calls to stop.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613636	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613638	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	04/11/2016	Not attempting to contact the borrower	The borrower accepted promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/11/2016.  The borrower accepted promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613639	MI ACTIVE	Performing	01/31/2018	12/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613642	Performing	01/31/2018	10/03/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	08/28/2017	Contact attempts - however unable to contact borrower	The borrower called in to inquire about letter received regarding two policies on file. The agent confirmed payment made and advised borrower to return refund by mail, online or with mortgage department over phone or at the local branch.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/28/2017.  The borrower called in to inquire about letter received regarding two policies on file. The agent confirmed payment made and advised borrower to return refund by mail, online or with mortgage department over phone or at the local branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613647	Performing	01/31/2018	10/10/2017	N/A	0	1	01/22/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613651	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	11/12/2015	Not attempting to contact the borrower	Agent spoke to borrower and advised of total amount. Borrower accepted promise to pay and borrower scheduled a payment for $1086.36 for 11/20/2015	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/12/2015.  Agent spoke to borrower and advised of total amount. Borrower accepted promise to pay and borrower scheduled a payment for $1086.36 for 11/20/2015
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613654	Performing	01/31/2018	10/10/2017	N/A	0	1	09/10/2017	UTD	UTD	Yes	Yes	01/27/2017	Not attempting to contact the borrower	Spoke to borrower regarding account and she advised bankruptcy is discharged.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/27/2017.  Spoke to borrower regarding account and she advised bankruptcy is discharged.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613655	Performing	01/31/2018	10/31/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613656	Performing	01/31/2018	10/04/2017	N/A	0	1	06/13/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613658	Performing	01/31/2018	10/05/2017	N/A	0	1	05/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613660	MI ACTIVE	Performing	01/31/2018	10/18/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613661	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	02/09/2017	Not attempting to contact the borrower	Borrower promised to pay $1,249.56 on 02/16/2017 and another $1,249.56 on 02/18/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	10/28/2016	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/09/2017.  Borrower promised to pay $1,249.56 on 02/16/2017 and another $1,249.56 on 02/18/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613662	Performing	01/31/2018	10/09/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613664	Performing	01/31/2018	10/10/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	05/20/2017	Not attempting to contact the borrower	The borrower made a promise to pay $1,358.96 on 05/27/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/20/2017.  The borrower made a promise to pay $1,358.96 on 05/27/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613670	Performing	01/31/2018	12/01/2017	N/A	0	1	10/20/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613673	Performing	01/31/2018	10/03/2017	N/A	0	1	10/19/2017	UTD	UTD	Yes	Yes	03/29/2017	Not attempting to contact the borrower	Outbound call placed to borrower regarding the new recast agreement. Agreement received was expired when servicer received it. Agent advised borrower they will need to sign and send back via FedEx before the due date show on the letter. Agent also informed borrower they will need to make the regular payment for April. Borrower agreed to sign new agreement and return.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/29/2017.  Outbound call placed to borrower regarding the new recast agreement. Agreement received was expired when servicer received it. Agent advised borrower they will need to sign and send back via FedEx before the due date show on the letter. Agent also informed borrower they will need to make the regular payment for April. Borrower agreed to sign new agreement and return.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613675	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	10/30/2015	Ongoing dialogue with borrower	borrower wanted to be transferred to online support, call was interrupted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/30/2015.  borrower wanted to be transferred to online support, call was interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613676	MI ACTIVE	Performing	01/31/2018	10/05/2017	N/A	0	1	02/07/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613678	MI ACTIVE	Performing	01/31/2018	09/29/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	07/08/2016	Not attempting to contact the borrower	The borrower called, but the call was interrupted. The borrower will call back.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/08/2016.  The borrower called, but the call was interrupted.  The borrower will call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613686	Performing	01/31/2018	12/01/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613687	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	05/25/2016	Not attempting to contact the borrower	The borrower called in regarding a message left previously. Borrower was advised of decline decision and that a letter was sent 5/24. Borrower is to call back if there are any questions on the decision.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/25/2016.  The borrower called in regarding a message left previously.  Borrower was advised of decline decision and that a letter was sent 5/24.  Borrower is to call back if there are any questions on the decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613693	Performing	01/31/2018	10/04/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	02/24/2015	Not attempting to contact the borrower	Borrower made a promise to pay on the 28th and stated RFD as excessive obligations. Borrower did not go 30 days delinquent.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/24/2015.  Borrower made a promise to pay on the 28th and stated RFD as excessive obligations.  Borrower did not go 30 days delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613695	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613696	Performing	01/31/2018	12/15/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	10/06/2016	Not attempting to contact the borrower	Borrower called regarding confirmation of updated premium. Servicer advised of refund methods and provided mortgage department number and hours of operation.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2016.  Borrower called regarding confirmation of updated premium. Servicer advised of refund methods and provided mortgage department number and hours of operation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613700	Performing	01/31/2018	10/07/2017	N/A	0	1	08/23/2017	UTD	UTD	Yes	Yes	07/14/2017	Not attempting to contact the borrower	The borrower called in and requested late charge be waived as a courtesy	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/14/2017.  The borrower called in and requested late charge be waived as a courtesy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613707	Performing	01/31/2018	10/02/2017	N/A	0	1	12/13/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613709	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	08/18/2015	Not attempting to contact the borrower	Incentive letter inquiry	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/18/2015.  Incentive letter inquiry
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613717	MI ACTIVE	Performing	01/31/2018	12/07/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	12/13/2017	Not attempting to contact the borrower	Borrower called about the process for having an insurance check endorsed for damage incurred through hail. This was a non-monitored insurance claim, number xxx for $5039.85. DOL 4/8/2017. Servicer informed borrower of process.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/13/2017.  Borrower called about the process for having an insurance check endorsed for damage incurred through hail. This was a non-monitored insurance claim, number 181100GG, for $5039.85. DOL 4/8/2017. Servicer informed borrower of process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613720	MI ACTIVE	Bankruptcy	01/31/2018	10/06/2017	N/A	Bankruptcy	1	01/23/2018	Owner Occupied	UTD	Yes	Yes	01/16/2017	Not attempting to contact the borrower	The borrower called in and was advised due to the bankruptcy the credit report could not be updated.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	03/17/2015	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/16/2017.  The borrower called in and was advised due to the bankruptcy the credit report could not be updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 01/05/2015.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-30027.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 07/21/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613721	Performing	01/31/2018	10/13/2017	N/A	0	1	12/13/2017	UTD	UTD	Yes	Yes	07/15/2016	Not attempting to contact the borrower	The borrower called in and was placed on hold and the call dropped.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/15/2016.  The borrower called in and was placed on hold and the call dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613725	Performing	01/31/2018	10/10/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	02/06/2018	Ongoing dialogue with borrower	A comment dated 02/06/2018 states contact was made with the borrower to confirm when the repair work would be completed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	A claim was filed for water damage that occurred on 05/11/2015 estimated at $11570.18. Per collection comments on 03/27/2017, Loss Draft Claim remains open a final inspection is required. Borrower advised work not yet completed as the Contractor was out for emergency surgery and repairs were delayed a month or more. The updated comments on 08/14/2017 states the repairs are not complete and the borrower will call in when ready for the final inspection.	Water	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/06/2018.  A comment dated 02/06/2018 states contact was made with the borrower to confirm when the repair work would be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A claim was filed for water damage that occurred on 05/11/2015 estimated at $11570.18.  Per collection comments on 03/27/2017, Loss Draft Claim remains open a final inspection is required. Borrower advised work not yet completed as the Contractor was out for emergency surgery and repairs were delayed a month or more.  The updated comments on 08/14/2017 states the repairs are not complete and the borrower will call in when ready for the final inspection.  The damage repair amount is estimated at $11,570.18.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 02/22/2019, the servicier stated:Monitored Claim - No Processed as Enhanced Endorsed & Released No Inspection Done No Funds to Release No Additional Comments	02/22/2019, the servicier stated:Monitored Claim - No Processed as Enhanced Endorsed & Released No Inspection Done No Funds to Release No Additional Comments
202613727	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	03/22/2016	Ongoing dialogue with borrower	Account inquiry. Borrower accepted a promise to pay dated 03/26/2016 $1728.96.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/22/2016.  Account inquiry.  Borrower accepted a promise to pay dated 03/26/2016 $1728.96.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613731	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613743	MI ACTIVE	Performing	01/31/2018	12/27/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613748	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613749	MI ACTIVE	Performing	01/31/2018	12/12/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613750	Performing	01/31/2018	10/14/2017	N/A	0	1	01/12/2018	Owner Occupied	Good	Yes	Yes	12/29/2017	Not attempting to contact the borrower	Agent spoke to borrower, verified mailing address and scheduled a payment in the amount of $2912.30 for 01/05/2018	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/29/2017.  Agent spoke to borrower, verified mailing address and scheduled a payment in the amount of  $2912.30 for 01/05/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613755	MI ACTIVE	Performing	01/31/2018	09/29/2017	N/A	0	1	02/01/2018	Owner Occupied	Excellent	Yes	Yes	05/19/2016	Not attempting to contact the borrower	Borrower called in to advise that payments were misapplied.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2016.  Borrower called in to advise that payments were misapplied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613757	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613758	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	03/15/2016	Not attempting to contact the borrower	The agent called and spoke with the borrower who made a payment in amount of $1101.94. The borrower verified that the property is owner occupied and intent is to keep. Borrower stated paying within grace period.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/14/2015	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/15/2016.  The agent called and spoke with the borrower who made a payment in amount of $1101.94. The borrower verified that the property is owner occupied and intent is to keep. Borrower stated paying within grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613759	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613765	Performing	01/31/2018	10/02/2017	N/A	0	1	07/07/2017	UTD	UTD	Yes	Yes	08/04/2015	Not attempting to contact the borrower	Commentary states borrower called in and requested to be transferred to the modification department.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/04/2015	No	Retention	No	No	No	Details of the bankruptcy were not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/04/2015.  Commentary states borrower called in and requested to be transferred to the modification department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Details of the bankruptcy were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613766	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	09/08/2015	Not attempting to contact the borrower	Borrower made a promise to pay and declined ACH disclaimer.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/08/2015.  Borrower made a promise to pay and declined ACH disclaimer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613772	Performing	01/31/2018	12/15/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Non-Retention	Yes	1	An insurance claim check was received on 12/15/2017 in the amount of $8,500.00 for water loss on 05/01/2017. The claim was classified as non-monitored and the check was endorsed and released to the borrower. Details of the damage were not provided and there is no evidence of completed repairs.	Water	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  An insurance claim check was received on 12/15/2017 in the amount of $8,500.00 for water loss on 05/01/2017. The claim was classified as non-monitored and the check was endorsed and released to the borrower. Details of the damage were not provided and there is no evidence of completed repairs.  The damage repair amount is estimated at $8,500.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613776	Performing	01/31/2018	11/30/2017	N/A	0	1	01/30/2018	Owner Occupied	Good	Yes	Yes	10/25/2017	Not attempting to contact the borrower	Borrower wanted to know why payments had not decreased when the insurance premium decreased. Servicer advised that a review is completed once a year.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/05/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 11/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/25/2017.  Borrower wanted to know why payments had not decreased when the insurance premium decreased. Servicer advised that a review is completed once a year.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613779	Performing	01/31/2018	10/04/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	03/04/2016	Not attempting to contact the borrower	Borrower sent in bank statements for HAMP incentive, not to be considered for a new HAMP modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/04/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/04/2016.  Borrower sent in bank statements for HAMP incentive, not to be considered for a new HAMP modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613780	Performing	01/31/2018	10/31/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	04/06/2016	Not attempting to contact the borrower	Inbound call from borrower. Borrower confirmed that XXX is their current insurance provider. Borrower will also send back check for escrow refund.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	Hurricane loss on 9/11/2017. The claim was classified as enhanced endorse and release. A follow up letter was sent to the borrower on 12/11/2017.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/06/2016.  Inbound call from borrower. Borrower confirmed that XXX is their current insurance provider. Borrower will also send back check for escrow refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hurricane loss on 9/11/2017.  The claim was classified as enhanced endorse and release.  A follow up letter was sent to the borrower on 12/11/2017.  The damage repair amount is estimated at $15,686.48.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 10/30/2017 - Memo states received call from Internal Partner, Banker in reference to Branch endorsement approval request. Branch endorsed check # 556803207 for the amount of $15,686.48, issued on 10/17/2017, due to hurricane loss on 9/11/2017.	10/30/2017 - Memo states received call from Internal Partner, Banker in reference to Branch endorsement approval request. Branch endorsed check # 556803207 for the amount of $15,686.48, issued on 10/17/2017, due to hurricane loss on 9/11/2017.
202613781	Performing	01/31/2018	10/05/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	09/19/2017	Not attempting to contact the borrower	Customer calling regards to flood zone dispute. Advised that policy was purchased when the second lapse.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/19/2017.  Customer calling regards to flood zone dispute. Advised that policy was purchased when the second  lapse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613782	Performing	01/31/2018	10/12/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613783	Performing	01/31/2018	10/27/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613785	Performing	01/31/2018	10/16/2017	N/A	0	1	01/22/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613787	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	12/29/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613794	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613798	Performing	01/31/2018	10/02/2017	N/A	0	1	06/30/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613807	Performing	01/31/2018	10/12/2017	N/A	0	1	01/10/2018	Owner Occupied	Good	Yes	Yes	11/04/2017	Ongoing dialogue with borrower	Borrower called in regards to process review of claim from fire damage on 7/20/2016. Agent advised that the homeowner as well as the contractor is on the draw check.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/04/2017.  Borrower called in regards to process review of claim from fire damage on 7/20/2016.  Agent advised that the homeowner as well as the contractor is on the draw check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment on 10/31/2017 reflects a 100% inspection was received on damages that occurred on 07/10/2016. No damage remains on property.	Comment on 10/31/2017 reflects a 100% inspection was received on damages that occurred on 07/10/2016. No damage remains on property.
202613810	Performing	01/31/2018	10/06/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613813	Performing	01/31/2018	10/04/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	01/22/2016	Not attempting to contact the borrower	Borrower called and request a break down of his homeowners policy. Servicer provided the information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/22/2016.  Borrower called and request a break down of his homeowners policy. Servicer provided the information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613814	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613817	MI ACTIVE	Performing	01/31/2018	12/27/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	07/26/2016	Not attempting to contact the borrower	The borrower called in on 07/26/2016 regarding the automatic payments and updating the amounts.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/26/2016.  The borrower called in on 07/26/2016 regarding the automatic payments and updating the amounts.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613818	Performing	01/31/2018	12/29/2017	N/A	0	1	01/26/2018	Non-Owner Occupied	Good	Yes	Yes	09/18/2017	Not attempting to contact the borrower	Agent spoke to borrower regarding payment. Borrower accepted a promise to pay in the amount of 787.41. Borrower kept plan and payment made 9/26/17.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/18/2017.  Agent spoke to borrower regarding payment.  Borrower accepted a promise to pay in the amount of 787.41. Borrower kept plan and payment made 9/26/17.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202613823	Performing	01/31/2018	10/23/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613824	Performing	01/31/2018	10/07/2017	N/A	0	1	02/05/2018	UTD	Yes	N/A	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 05/08/2017 reflects that the borrower is no longer eligible for the 6th year HAMP incentive. Valid Dodd Frank Certificate not on file. Comment dated 05/22/2017 reflects that the borrower is no longer eligible for the recast offer.	Comment dated 05/08/2017 reflects that the borrower is no longer eligible for the 6th year HAMP incentive. Valid Dodd Frank Certificate not on file. Comment dated 05/22/2017 reflects that the borrower is no longer eligible for the recast offer.
202613831	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613834	Performing	01/31/2018	10/14/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	02/03/2017	Not attempting to contact the borrower	Borrower called regarding pre expired letter received. Servicer advised general letter from automated system and informed them on policy information from named insurance carrier, premium paid 1/30/2017 in the amount of $227 and effective dates along with other policy information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/03/2017.  Borrower called regarding pre expired letter received.  Servicer advised general letter from automated system and informed them on policy information from named insurance carrier, premium paid 1/30/2017 in the amount of $227 and effective dates along with other policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613841	Performing	01/31/2018	10/05/2017	N/A	0	1	10/26/2017	UTD	UTD	Yes	Yes	02/25/2015	Not attempting to contact the borrower	The borrower called to verify the status of the insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/25/2015.  The borrower called to verify the status of the insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613842	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613843	Performing	01/31/2018	10/13/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613845	Performing	01/31/2018	10/09/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613846	Performing	01/31/2018	10/06/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613848	Performing	01/31/2018	10/11/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	11/30/2017	Ongoing dialogue with borrower	Commentary states spoke with borrower regarding financial counseling. Borrower accepted and was transferred to representative.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/30/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2017.  Commentary states spoke with borrower regarding financial counseling. Borrower accepted and was transferred to representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613849	Performing	01/31/2018	10/14/2017	N/A	0	1	12/15/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613850	Performing	01/31/2018	10/31/2017	N/A	0	1	02/02/2018	Occupied-UTD	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202613851	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613861	Performing	01/31/2018	10/07/2017	N/A	0	1	08/03/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613864	MI ACTIVE	Performing	01/31/2018	10/04/2017	N/A	0	1	01/27/2017	Owner Occupied	UTD	Yes	Yes	03/10/2015	Not attempting to contact the borrower	The borrower inquired called about options to lower his payments. However, the call was interrupted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/10/2015.  The borrower inquired called about options to lower his payments. However, the call was interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613870	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613872	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613875	MI ACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	01/24/2018	Owner Occupied	Good	Yes	Yes	05/23/2016	Ongoing dialogue with borrower	Insurance inquiry.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/23/2016.  Insurance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613876	Performing	01/31/2018	10/17/2017	N/A	0	1	01/22/2018	UTD	UTD	Yes	Yes	09/10/2015	Not attempting to contact the borrower	The borrower made a promise to pay, rejected mortgage assistance options.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/10/2015	Yes	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/10/2015.  The borrower made a promise to pay, rejected mortgage assistance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613878	MI ACTIVE	Performing	01/31/2018	10/12/2017	N/A	0	1	01/05/2018	Occupied-UTD	UTD	Yes	Yes	11/30/2017	Contact attempts - however unable to contact borrower	The borrower called in regarding annual insurance premium and agent advised do not show $886.00. The borrower stated has not received refund and declined to be transferred to the mortgage department for a new escrow analysis.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2017.  The borrower called in regarding annual insurance premium and agent advised do not show $886.00. The borrower stated has not received refund and declined to be transferred to the mortgage department for a new escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202613891	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Vacant	11/09/2015	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is vacant.
ADDITIONAL INFORMATION: N/A
202613893	Performing	01/31/2018	10/06/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	12/21/2017	Not attempting to contact the borrower	The authorized third party spouse called in to see if flood insurance can be disputed. The agent advised third party that they would need a LOMA or LOMR . The third party stated that they received a letter from Chase in 2016 that property is no longer in a flood zone.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/21/2017.  The authorized third party spouse called in to see if flood insurance can be disputed. The agent advised third party that they would need a LOMA or LOMR . The third party stated that they received a letter from Chase in 2016 that property is no longer in a flood zone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/21/2017.  The dispute type is Verbal and the reason is Flood Zone  / Insurance Dispute.  The dispute is not resolved and the status indicates No indication servicer every responded and appears issue still active.  The borrower is disputing flood insurance / Flood zone. Comment dated 12/29/2017 indicates that the servicer is working flood dispute. Per core logic flood data service flood determination the property is located in a special flood hazard area and flood insurance is required. The borrower may contact FEMA and apply for a LOMA or LOMR-F to remove property from a special flood hazard area. Submitting for audit.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613896	Performing	01/31/2018	10/10/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613902	Performing	01/31/2018	10/20/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	03/29/2016	Not attempting to contact the borrower	A comment dated 03/29/2017 states the borrower made contact inquiring about mortgage assistance. The caller was transferred to the loss mitigation department for assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/29/2016.  A comment dated 03/29/2017 states the borrower made contact inquiring about mortgage assistance. The caller was transferred to the loss mitigation department for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613904	MI ACTIVE	Performing	01/31/2018	12/11/2017	N/A	0	1	01/09/2018	Occupied-UTD	UTD	Yes	Yes	07/11/2017	Not attempting to contact the borrower	Borrower called in regarding insurance letter received. Borrower was advised it was letter to advise that lender placed policy was renewing. Borrower indicated that did not want the lender placed policy and wanted their own policy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/11/2017.  Borrower called in regarding insurance letter received.  Borrower was advised it was letter to advise that lender placed policy was renewing.  Borrower indicated that did not want the lender placed policy and wanted their own policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202613906	Performing	01/31/2018	12/08/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613912	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613915	Performing	01/31/2018	10/05/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613918	Performing	01/31/2018	10/03/2017	N/A	0	1	01/29/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613919	Performing	01/31/2018	10/03/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613920	Performing	01/31/2018	10/17/2017	N/A	0	1	12/15/2017	Owner Occupied	Good	Yes	Yes	01/14/2015	Ongoing dialogue with borrower	Borrower called in promise to pay $1,407.17 on 1/9/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/14/2015.  Borrower called in promise to pay $1,407.17 on 1/9/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613921	MI ACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613936	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	02/06/2018	Non-Owner Occupied	UTD	Yes	Yes	01/04/2016	Contact attempts - however unable to contact borrower	The customer called in to make a payment. Payment was taken in the amount of $1043.29	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/04/2016.  The customer called in to make a payment. Payment was taken in the amount of $1043.29
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202613938	Performing	01/31/2018	10/12/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	05/20/2016	Not attempting to contact the borrower	The mailing address was verified.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/20/2016.  The mailing address was verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613939	Performing	01/31/2018	10/13/2017	N/A	0	1	02/04/2018	Owner Occupied	UTD	Yes	Yes	11/16/2017	Not attempting to contact the borrower	Inbound call from borrower. Borrower advised agent that they do not want assistance as it is too much work getting all the documents needed. Agent read borrower the opt out script.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/16/2017	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/16/2017.  Inbound call from borrower. Borrower advised agent that they do not want assistance as it is too much work getting all the documents needed. Agent read borrower the opt out script.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613940	Performing	01/31/2018	10/10/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613941	Performing	01/31/2018	10/07/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613944	Performing	01/31/2018	10/28/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	11/17/2016	Not attempting to contact the borrower	The borrower informed the servicer on 11/17/2016 that the payment made in the amount of $2,000 should have been applied to October and November balances.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/17/2016.  The borrower informed the servicer on 11/17/2016 that the payment made in the amount of $2,000 should have been applied to October and November balances.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613947	Performing	01/31/2018	10/12/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613952	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613956	Performing	01/31/2018	10/04/2017	N/A	0	1	12/01/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613960	Performing	01/31/2018	12/06/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613961	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	08/11/2017	Not attempting to contact the borrower	The borrower confirmed that the homeowner’s insurance premium had been paid.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/10/2016	Yes	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/11/2017.  The borrower confirmed that the homeowner’s insurance premium had been paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613965	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	05/14/2015	Not attempting to contact the borrower	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/14/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Modification effective 9/1/2013	Modification effective 9/1/2013
202613967	Performing	01/31/2018	10/06/2017	N/A	0	1	12/07/2017	Owner Occupied	UTD	Yes	Yes	04/04/2016	Ongoing dialogue with borrower	Name changed to estate of the deceased borrower.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/04/2016.  Name changed to estate of the deceased borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613968	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	07/24/2017	Not attempting to contact the borrower	Outbound call: spoke to borrower , who stated reason for default is other. Borrower accepted a promise to pay for 7/24/2017 $1397.72.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/24/2017.  Outbound call: spoke to borrower , who stated reason for default is other. Borrower accepted a promise to pay for 7/24/2017 $1397.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613969	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	11/18/2017	Not attempting to contact the borrower	The borrower called in about insurance binder cancel letter. The agent advised shows Universal was paid on 11/10/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/18/2017.  The borrower called in about insurance binder cancel letter. The agent advised shows Universal was paid on 11/10/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613975	Performing	01/31/2018	10/02/2017	N/A	0	1	09/28/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613990	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	01/18/2018	Owner Occupied	UTD	Yes	Yes	11/30/2015	Not attempting to contact the borrower	Borrower offered payment plan and Borrower, but Borrower is not interested and would prefer to call in next payment. Borrower made payment for $343.04, effective 11/30/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2015.  Borrower offered payment plan and Borrower, but Borrower is not interested and would prefer to call in next payment. Borrower made payment for $343.04, effective 11/30/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202613993	Performing	01/31/2018	10/06/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613994	Performing	01/31/2018	12/03/2017	N/A	0	1	01/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613995	Performing	01/31/2018	12/24/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	10/27/2016	Not attempting to contact the borrower	Borrower called in regards to private mortgage insurance removal, Borrower was transferred to the mortgage department.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/27/2016.  Borrower called in regards to private mortgage insurance removal, Borrower was transferred to the mortgage department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613996	Performing	01/31/2018	10/10/2017	N/A	0	1	06/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202613998	Performing	01/31/2018	10/10/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	05/11/2015	Not attempting to contact the borrower	She wants to know if her payment via ACH setup, gave her CC and warm transfer to CC. No active foreclosure.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/25/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/11/2015.  She wants to know if her payment via ACH setup, gave her CC and warm transfer to CC.  No active foreclosure.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614000	Performing	01/31/2018	09/29/2017	N/A	0	1	12/01/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614002	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614008	Performing	01/31/2018	10/13/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	12/19/2014	Ongoing dialogue with borrower	Borrower stated they received 2 letters stating they owe taxes for 2009 in the amounts of $1313 and 912.63. Call transferred to tax department.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/19/2014.  Borrower stated they received 2 letters stating they owe taxes for 2009 in the amounts of $1313 and 912.63.  Call transferred to tax department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614011	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614014	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	Excellent	Yes	Yes	05/05/2015	Contact attempts - however unable to contact borrower	The borrower made a promise to pay 05/11/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/05/2015.  The borrower made a promise to pay 05/11/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614016	Performing	01/31/2018	10/05/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614017	Performing	01/31/2018	10/16/2017	N/A	0	1	02/01/2018	Owner Occupied	Good	Yes	Yes	10/11/2017	Not attempting to contact the borrower	The borrower called in regarding letter received in reference to multiple policies. The borrower advised that xxxx sent back refund. The agent confirmed received document from XXX for policy number xxx with effective date 09/15/2017. The cancellation is for a different policy. The agent advised to refund escrow. The borrower advised already spoke with mortgage regarding escrow status.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/11/2017.  The borrower called in regarding letter received in reference to multiple policies. The borrower advised that National General sent back refund. The agent confirmed received document from XXX for policy number 2005334664 with effective date 09/15/2017. The cancellation is for a different policy. The agent advised to refund escrow. The borrower advised already spoke with mortgage regarding escrow status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614023	Performing	01/31/2018	10/18/2017	N/A	0	1	01/17/2018	Owner Occupied	Good	Yes	Yes	08/04/2015	Contact attempts - however unable to contact borrower	Borrower advised that she does not want any calls about the mortgage	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/04/2015.  Borrower advised that she does not want any calls about the mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614024	Performing	01/31/2018	10/09/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	01/18/2017	Not attempting to contact the borrower	Commentary states borrower called in to request a final inspection for water damage.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/18/2017.  Commentary states borrower called in to request a final inspection for water damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A prior hazard claim was filed. The 100% inspection was noted on 01/27/2017 and the claim was closed.	A prior hazard claim was filed. The 100% inspection was noted on 01/27/2017 and the claim was closed.
202614034	Performing	01/31/2018	10/05/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	02/02/2017	Not attempting to contact the borrower	The borrower requested an escrow analysis in order to lower their payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/27/2015	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/02/2017.  The borrower requested an escrow analysis in order to lower their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614035	Performing	01/31/2018	10/11/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614039	Performing	01/31/2018	10/06/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	01/30/2016	Not attempting to contact the borrower	Spoke to the borrower consented to the interview accepted promise to pay in the amount of 1524.99	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/30/2016.  Spoke to the borrower consented to the interview accepted promise to pay in the amount of 1524.99
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614040	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	08/19/2015	Ongoing dialogue with borrower	servicer perform welcome call. Borrower confirmed no assistance needed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	08/19/2015	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/19/2015.  servicer perform welcome call.  Borrower confirmed no assistance needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614041	Performing	01/31/2018	12/02/2017	N/A	0	1	11/01/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast agreement was completed on 10/26/2017 with an effective date of 11/01/2017.	HAMP recast agreement was completed on 10/26/2017 with an effective date of 11/01/2017.
202614042	Performing	01/31/2018	10/03/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614045	MI ACTIVE	Performing	01/31/2018	12/03/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614050	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	03/18/2015	Not attempting to contact the borrower	The borrower accepted a promise to pay $597.70 for 03/18/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/18/2015.  The borrower accepted a promise to pay $597.70 for 03/18/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614057	Performing	01/31/2018	10/23/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614058	Performing	01/31/2018	12/29/2017	N/A	0	1	01/31/2018	Occupied-UTD	UTD	Yes	Yes	01/30/2018	Contact attempts - however unable to contact borrower	The borrower called in and was quoted the total amount due. The borrower made a payment in the amount of $811.91. The borrower stated reason for default is due to curtailment of income.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/30/2018.  The borrower called in and was quoted the total amount due. The borrower made a payment in the amount of $811.91. The borrower stated reason for default is due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614061	Performing	01/31/2018	12/09/2017	N/A	0	1	11/15/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614062	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	04/22/2015	Not attempting to contact the borrower	The borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/22/2015.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614066	Performing	01/31/2018	10/19/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	10/19/2017	Not attempting to contact the borrower	The borrower called in to get a refund of a late fee. The fee was refunded as a courtesy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/19/2017.  The borrower called in to get a refund of a late fee. The fee was refunded as a courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614072	Performing	01/31/2018	10/27/2017	N/A	0	1	01/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614075	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	04/09/2016	Not attempting to contact the borrower	The borrower promised to pay $1,5952.29 on 04/16/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/09/2016.  The borrower promised to pay $1,5952.29 on 04/16/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614079	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614080	Performing	01/31/2018	10/30/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614081	Performing	01/31/2018	10/06/2017	N/A	0	1	01/10/2018	Owner Occupied	Good	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614082	Performing	01/31/2018	10/16/2017	N/A	0	1	12/08/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614086	Performing	01/31/2018	10/05/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614088	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	12/12/2015	Not attempting to contact the borrower	The borrower made a promise to pay $2,228.33 on 12/19/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/20/2014	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/12/2015.  The borrower made a promise to pay $2,228.33 on 12/19/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614091	Performing	01/31/2018	10/02/2017	N/A	0	1	01/24/2018	Owner Occupied	UTD	Yes	Yes	01/07/2017	Not attempting to contact the borrower	Spoke to the borrower and advised the modification is complete and advised of additional payment options. The borrower said ACH payments were set up - advised it usually takes 1-2 billing cycles to make sure set up. The borrower had no other questions.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/07/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/07/2017.  Spoke to the borrower and advised the modification is complete and advised of additional payment options.   The borrower said ACH payments were set up - advised it usually takes 1-2 billing cycles to make sure set up.    The borrower had no other questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/15/2012.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-91392.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614092	MI ACTIVE	Performing	01/31/2018	09/27/2017	N/A	0	1	12/01/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614093	MI ACTIVE	Performing	01/31/2018	10/05/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614100	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614102	MI ACTIVE	Performing	01/31/2018	10/05/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	03/14/2017	Not attempting to contact the borrower	The borrower called into make a payment in the amount of 1543.46 provided confirmation.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/18/2016	Yes	Retention	Yes	1	No	No	The commentary reflects a discharged bankruptcy; the discharge date was not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/14/2017.  The borrower called into make a payment in the amount of 1543.46 provided confirmation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-12692.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/30/2017 and there is no evidence of reaffirmation.  The commentary reflects a discharged bankruptcy; the discharge date was not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614107	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	07/03/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614108	MI ACTIVE	Performing	01/31/2018	10/19/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	02/04/2016	Not attempting to contact the borrower	The borrower was contacted on 02/04/2016 and scheduled a payment for 02/22/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/04/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/04/2016.  The borrower was contacted on 02/04/2016 and scheduled a payment for 02/22/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614109	MI ACTIVE	Performing	01/31/2018	12/03/2017	N/A	0	1	01/18/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614111	MI ACTIVE	Performing	01/31/2018	10/27/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	07/21/2017	Not attempting to contact the borrower	Customer accepted promise to pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/21/2017.  Customer accepted promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614112	MI ACTIVE	Performing	01/31/2018	12/18/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614113	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614116	Performing	01/31/2018	12/19/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	11/21/2017	Contact attempts - however unable to contact borrower	Spoke to Borrower 1 regarding promise to pay and late charge fee The servicer called and spoke with borrower who made a promise to pay $1021.00 on 02/10/206 and $989.12 on 02/22/2016. The borrower stated reason for default was due to forgot to mail payment. Borrower verified that the property is owner occupied and intent is to keep.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/21/2017.  Spoke to Borrower 1 regarding promise to pay and late charge fee
The  servicer called and spoke with borrower who made a promise to pay $1021.00 on 02/10/206 and $989.12 on 02/22/2016. The borrower stated reason for default was due to forgot to mail payment. Borrower verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614123	MI ACTIVE	Performing	01/31/2018	10/05/2017	N/A	0	1	02/03/2018	Owner Occupied	Excellent	Yes	Yes	04/06/2016	Not attempting to contact the borrower	Borrower called to opt out of receiving collection calls as they pay within the grace period. Servicer received call from borrower to verify the final modification documents	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/12/2014	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/06/2016.  Borrower called to opt out of receiving collection calls as they pay within the grace period. Servicer received call from borrower to verify the final modification documents
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614131	MI ACTIVE	Performing	01/31/2018	10/07/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614132	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614133	Performing	01/31/2018	10/10/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614136	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	Poor	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614138	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	09/03/2015	Not attempting to contact the borrower	Call the borrower who advised being busy and to call back.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/03/2015.  Call the borrower who advised being busy and to call back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614140	Performing	01/31/2018	10/16/2017	N/A	0	1	02/03/2018	UTD	UTD	Yes	Yes	02/12/2016	Not attempting to contact the borrower	Borrower called to obtain status on their homeowners’ insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/12/2016.  Borrower called to obtain status on their homeowners’ insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast agreement was mailed on 03/20/2017.	Recast agreement was mailed on 03/20/2017.
202614147	Performing	01/31/2018	10/16/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	01/16/2018	Ongoing dialogue with borrower	Borrower expressed interested on 12/22/2017 in a mortgage modification but borrower was unable to complete their financial interview. The borrower last called on 01/16/2018 inquiring about a principal forgiveness option. The servicer advised the lender did not offer principal forgiveness, but there were other options. A workout packet was issued to the borrower on 01/19/2018.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	01/16/2018	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/16/2018.  Borrower expressed interested on 12/22/2017 in a mortgage modification but borrower was unable to complete their financial interview. The borrower last called on 01/16/2018 inquiring about a principal forgiveness option. The servicer advised the lender did not offer principal forgiveness, but there were other options. A workout packet was issued to the borrower on 01/19/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614148	MI ACTIVE	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	05/19/2017	Contact attempts - however unable to contact borrower	Customer unwilling to provide information necessary to make a workout decision.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2017.  Customer unwilling to provide information necessary to make a workout decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614154	Performing	01/31/2018	12/01/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	10/02/2015	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/02/2015.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Prior hazard claim noted with the 100% inspection completed on 12/31/2015 and claim closed.	Prior hazard claim noted with the 100% inspection completed on 12/31/2015 and claim closed.
202614155	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	08/14/2017	Not attempting to contact the borrower	The borrower called and turned down assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/14/2017.  The borrower called and turned down assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614158	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	02/13/2017	Not attempting to contact the borrower	The borrower called regarding the hazard insurance letter received. The borrower was advised the premium payment was made and the policy information was updated.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/13/2017.  The borrower called regarding the hazard insurance letter received. The borrower was advised the premium payment was made and the policy information was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614159	Performing	01/31/2018	10/11/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614166	Performing	01/31/2018	10/25/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614174	Performing	01/31/2018	12/03/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	03/11/2015	Not attempting to contact the borrower	Commentary states borrower called in regarding letter received regarding modification verbiage. Borrower was provided with the information and will follow-up as needed.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/11/2015.  Commentary states borrower called in regarding letter received  regarding modification verbiage. Borrower was provided with the information and will follow-up as needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614175	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614176	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	12/22/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614179	Performing	01/31/2018	10/11/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	09/29/2015	Ongoing dialogue with borrower	Borrower promise to pay in the amount of $102.50.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/29/2015.  Borrower promise to pay in the amount of $102.50.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614180	Performing	01/31/2018	10/31/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	0	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614182	MI ACTIVE	Performing	01/31/2018	10/12/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614186	Performing	01/31/2018	10/10/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	07/06/2015	Contact attempts - however unable to contact borrower	Outbound call: spoke to borrower2, who advised primary reason for default was due to excessive obligations. Borrower not interested in mortgage assistance and did not want to elaborate. Borrower intends to bring loan current on own, does not want to do anything until borrower finds out why loan balance went up. Advised of HAMP modification and Chase.com. Transferred to customer care for payment history and loan balance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/06/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/06/2015.  Outbound call: spoke to borrower2, who advised primary reason for default was due to excessive obligations. Borrower not interested in mortgage assistance and did not want to elaborate. Borrower intends to bring loan current on own, does not want to do anything until borrower finds out why loan balance went up. Advised of HAMP modification and Chase.com. Transferred to customer care for payment history and loan balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614187	Performing	01/31/2018	12/26/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614188	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	Owner Occupied	Excellent	Yes	Yes	12/09/2016	Not attempting to contact the borrower	The borrower called in to discuss a recast letter they received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	12/09/2016	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/09/2016.  The borrower called in to discuss a recast letter they received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614198	Performing	01/31/2018	12/13/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614202	Performing	01/31/2018	12/14/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	01/11/2018	Not attempting to contact the borrower	The borrower made a payment via fast pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/11/2018.  The borrower made a payment via fast pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614203	Performing	01/31/2018	10/13/2017	N/A	0	1	01/20/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614205	Performing	01/31/2018	10/06/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	09/08/2015	Not attempting to contact the borrower	The borrower called in regarding home owner’s insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/08/2015.  The borrower called in regarding home owner’s insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614206	Performing	01/31/2018	10/03/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	10/25/2017	Ongoing dialogue with borrower	Servicer advised borrower they were following up on disaster forbearance and advised borrower, their spouse knows more about what’s going on with the loan and advised they should call them.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/25/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/25/2017.  Servicer advised borrower they were following up on disaster forbearance and advised borrower, their spouse knows more about what’s going on with the loan and advised they should call them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614213	Performing	01/31/2018	10/26/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614215	Performing	01/31/2018	10/02/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614216	Performing	01/31/2018	10/28/2017	N/A	0	1	01/26/2018	Owner Occupied	UTD	Yes	Yes	01/15/2015	Not attempting to contact the borrower	Commentary states spoke to borrower and borrower advised hardest hit fund payment will be made.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Hardest Hit Program	01/15/2015	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/15/2015.  Commentary states spoke to borrower and borrower advised hardest hit fund payment will be made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/12/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Borrower was previously enrolled in the hardest hit fund program which ended 03/21/2016.	Borrower was previously enrolled in the hardest hit fund program which ended 03/21/2016.
202614217	Performing	01/31/2018	10/04/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Ongoing dialogue with borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614222	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614223	Performing	01/31/2018	10/07/2017	N/A	0	1	11/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614224	Performing	01/31/2018	10/13/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614230	Performing	01/31/2018	10/12/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614234	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	10/20/2015	Not attempting to contact the borrower	The borrower called in regarding increase in the payment. The agent transferred the borrower to customer care.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/20/2015.  The borrower called in regarding increase in the payment. The agent transferred the borrower to customer care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 05/22/2017 reflects that the borrower is no longer eligible for the 6th year HAMP incentive and ineligible for recast offer.	Comment dated 05/22/2017 reflects that the borrower is no longer eligible for the 6th year HAMP incentive and ineligible for recast offer.
202614236	Performing	01/31/2018	09/29/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	04/26/2017	Not attempting to contact the borrower	The borrower was contacted to request needed documents for the modification review. The borrower requested to call back to speak with a non-authorized third party family member. The borrower was advised to send in a letter of authorization.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/21/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/26/2017.  The borrower was contacted to request needed documents for the modification review. The borrower requested to call back to speak with a non-authorized third party family member. The borrower was advised to send in a letter of authorization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614239	Performing	01/31/2018	08/16/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	03/15/2017	Not attempting to contact the borrower	The borrower called regarding a BK attorney fee showing on the monthly statement and was informed it would most likely be removed and they did not need to pay it at the time.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 08/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/15/2017.  The borrower called regarding a BK attorney fee showing on the monthly statement and was informed it would most likely be removed and they did not need to pay it at the time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/31/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614240	Performing	01/31/2018	12/06/2017	N/A	0	1	02/07/2018	Occupied-UTD	UTD	Yes	Yes	03/09/2015	Not attempting to contact the borrower	Spoke with the borrower advised tenant not paying.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/09/2015.  Spoke with the borrower advised tenant not paying.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614242	MI ACTIVE	Performing	01/31/2018	10/17/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	11/15/2014	Not attempting to contact the borrower	The client processed a payment for the borrower.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/15/2014.  The client processed a payment for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614243	Performing	01/31/2018	10/03/2017	N/A	0	1	12/01/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-60592.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/05/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 05/03/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614246	Performing	01/31/2018	10/10/2017	N/A	0	1	05/12/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614248	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614249	MI ACTIVE	Performing	01/31/2018	12/04/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	09/26/2016	Not attempting to contact the borrower	Commentary states spoke to borrower and borrower accepted and had processed a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/26/2016.  Commentary states spoke to borrower and borrower accepted and had processed a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614252	Performing	01/31/2018	12/29/2017	N/A	0	1	02/01/2018	Owner Occupied	Good	Yes	Yes	07/18/2017	Ongoing dialogue with borrower	SPOKE TO BORROWER 2 WHO REQUESTED A PAYMENT REVERSAL. PAYMENT FOR JULY WILL APPLY AFTER COMPLETION. THE CALL WAS INTERRUPTED.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/18/2017.  SPOKE TO BORROWER 2 WHO REQUESTED A PAYMENT REVERSAL. PAYMENT FOR JULY WILL APPLY AFTER  COMPLETION. THE CALL WAS INTERRUPTED.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614257	Performing	01/31/2018	10/16/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	05/23/2016	Not attempting to contact the borrower	Borrower inquiry into HARP.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/23/2016.  Borrower inquiry into HARP.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614258	Performing	01/31/2018	10/02/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	03/02/2015	Not attempting to contact the borrower	Borrower advised the payment for renewal amount has been received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/02/2015.  Borrower advised the payment for renewal amount has been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614259	Performing	01/31/2018	10/02/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614260	Performing	01/31/2018	12/18/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614264	Performing	01/31/2018	10/13/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614268	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	12/11/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614272	Performing	01/31/2018	10/30/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614280	Performing	01/31/2018	10/13/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614281	Performing	01/31/2018	12/31/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614283	Performing	01/31/2018	09/29/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	12/04/2014	Not attempting to contact the borrower	Borrower called to verify payment amount.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/04/2014.  Borrower called to verify payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614286	Performing	01/31/2018	10/16/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614287	MI INACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	07/31/2017	Contact attempts - however unable to contact borrower	The borrower made a promise to pay two payments, one on 07/31/2017 and another on 08/07/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	07/31/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/31/2017.  The borrower made a promise to pay two payments, one on 07/31/2017 and another on 08/07/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614290	Performing	01/31/2018	10/13/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614291	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	08/31/2017	Ongoing dialogue with borrower	Commentary states spoke with borrower and borrower requested confirmation of Dodd Frank document. Document was received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/31/2017.  Commentary states spoke with borrower and borrower requested confirmation of Dodd Frank document. Document was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614292	Performing	01/31/2018	10/13/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614293	Performing	01/31/2018	10/04/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614298	Performing	01/31/2018	12/11/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	11/04/2014	Not attempting to contact the borrower	The borrower called about account, looking to skip a payment and does not want a modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/04/2014	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/04/2014.  The borrower called about account, looking to skip a payment and does not want a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 10/20/2017 Comments reflect an offer to recast/re-amortize the loan was sent.	10/20/2017 Comments reflect an offer to recast/re-amortize the loan was sent.
202614300	Performing	01/31/2018	10/07/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments reflect a HAMP recast/reamortization was completed on 04/04/2017.	Comments reflect a HAMP recast/reamortization was completed on 04/04/2017.
202614301	Performing	01/31/2018	12/08/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614302	Performing	01/31/2018	10/09/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614303	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614304	Performing	01/31/2018	10/04/2017	N/A	0	1	02/05/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614305	Performing	01/31/2018	10/06/2017	N/A	0	1	11/17/2017	Occupied-UTD	UTD	Yes	Yes	07/28/2016	Not attempting to contact the borrower	The co-borrower was contacted for payment arrangements. The co-borrower agreed to a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/28/2016.  The co-borrower was contacted for payment arrangements. The co-borrower agreed to a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614306	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614313	Performing	01/31/2018	10/14/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	12/14/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/14/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614324	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614328	Performing	01/31/2018	12/10/2017	N/A	0	1	10/27/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614338	Performing	01/31/2018	10/09/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614339	Performing	01/31/2018	10/10/2017	N/A	0	1	10/04/2017	UTD	UTD	Yes	Yes	10/05/2016	Not attempting to contact the borrower	The borrower was contacted on 10/05/2016 and advised the recast letter was expired. The servicer informed they would send out a new letter.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/05/2016.  The borrower was contacted on 10/05/2016 and advised the recast letter was expired. The servicer informed they would send out a new letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The comments indicated the loan was previously modified.	The comments indicated the loan was previously modified.
202614342	Performing	01/31/2018	10/10/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614345	Performing	01/31/2018	12/15/2017	N/A	0	1	01/15/2018	Owner Occupied	Good	Yes	Yes	08/05/2016	Not attempting to contact the borrower	Promise to pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/05/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/05/2016.  Promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614347	Performing	01/31/2018	10/16/2017	N/A	0	1	01/13/2018	UTD	UTD	Yes	Yes	01/12/2016	Not attempting to contact the borrower	The borrower made a promise to pay $853.68 on 01/31/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2016.  The borrower made a promise to pay $853.68 on 01/31/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614353	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP modification effective 10/1/2010.	HAMP modification effective 10/1/2010.
202614360	Performing	01/31/2018	10/07/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614362	Performing	01/31/2018	12/02/2017	N/A	0	1	09/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614363	Performing	01/31/2018	10/16/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614364	Performing	01/31/2018	10/03/2017	N/A	0	1	02/01/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614367	Performing	01/31/2018	10/30/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614369	Performing	01/31/2018	10/14/2017	N/A	0	1	12/15/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614372	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	01/12/2018	Ongoing dialogue with borrower	The borrower called on 01/12/2018 and promised make their payment on 01/16/2018.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2018.  The borrower called on 01/12/2018 and promised make their payment on 01/16/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614376	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	07/25/2017	Not attempting to contact the borrower	The borrower had a complaint that was resoled.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/25/2017.  The borrower had a complaint that was resoled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614382	Performing	01/31/2018	10/02/2017	N/A	0	1	11/06/2017	Owner Occupied	UTD	Yes	Yes	10/13/2015	Not attempting to contact the borrower	Borrower discussed Hardest Hit program with CRS. Required documentation	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	10/13/2015	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/13/2015.  Borrower discussed Hardest Hit program with CRS.  Required documentation
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614383	Performing	01/31/2018	10/09/2017	N/A	0	1	07/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614388	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	09/15/2016	Not attempting to contact the borrower	Borrower made promise to pay, was not interested in setting up automatic payments.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/15/2016.  Borrower made promise to pay, was not interested in setting up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614391	Performing	01/31/2018	12/15/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614392	Performing	01/31/2018	10/14/2017	N/A	0	1	02/05/2018	Owner Occupied	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recent comment-Escrow Analysis-No action needed	Recent comment-Escrow Analysis-No action needed
202614393	Performing	01/31/2018	10/16/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614396	Performing	01/31/2018	09/28/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	10/29/2015	Not attempting to contact the borrower	the borrower set up a payment incentive program	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/29/2015.  the borrower set up a payment incentive program
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614401	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	07/19/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614402	Performing	01/31/2018	10/28/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	09/08/2016	Not attempting to contact the borrower	Borrower called in about recast letter received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/08/2016.  Borrower called in about recast letter received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614403	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614411	Performing	01/31/2018	10/04/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614412	Performing	01/31/2018	12/07/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614414	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614415	Bankruptcy	01/31/2018	10/04/2017	N/A	Bankruptcy	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/07/2017.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under Case Number XX-53238.  The most recent bankruptcy status is active.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy was on file as of the end of the review period.	Comments referenced a bankruptcy, however; there were no additional details provided and no evidence to indicate an active bankruptcy was on file as of the end of the review period.
202614417	Performing	01/31/2018	10/06/2017	N/A	0	1	05/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614418	Performing	01/31/2018	09/28/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	01/23/2015	Not attempting to contact the borrower	The borrower called for a payoff and was transferred to the customer care team.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/23/2015.  The borrower called for a payoff and was transferred to the customer care team.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614426	Performing	01/31/2018	10/14/2017	N/A	0	1	12/12/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614430	Performing	01/31/2018	10/26/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	07/07/2015	Contact attempts - however unable to contact borrower	The co-borrower was contacted for payment arrangements. The co-borrower advised the payment was mailed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/07/2015.  The co-borrower was contacted for payment arrangements. The co-borrower advised the payment was mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614431	Performing	01/31/2018	10/11/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614433	Performing	01/31/2018	10/27/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	10/07/2015	Not attempting to contact the borrower	The borrower contacted the servicer on 01/07/2015 to authorize a payment in the amount of $885.50, to be drafted on 10/15/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/07/2015.  The borrower contacted the servicer on 01/07/2015 to authorize a payment in the amount of $885.50, to be drafted on 10/15/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614436	Performing	01/31/2018	10/24/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	01/24/2017	Contact attempts - however unable to contact borrower	the customer called and promise to pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/24/2017.  the customer called and promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614438	Performing	01/31/2018	12/16/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	05/26/2015	Not attempting to contact the borrower	Borrower called in to change his insurance company on file. He received refund from his previous insurance company and will send it back.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/26/2015.  Borrower called in to change his insurance company on file. He received refund from his previous insurance company and will send it back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/14/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614441	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	07/11/2017	Not attempting to contact the borrower	Borrower stated they need to discuss their options. Servicer transferred to account specialist to further assist borrower. Borrower opted out of mortgage assistance and stated they just acquired another income source and will be able to make their payments on time.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	07/11/2017	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/11/2017.  Borrower stated they need to discuss their options.  Servicer transferred to account specialist to further assist borrower.  Borrower opted out of mortgage assistance and stated they just acquired another income source and will be able to make their payments on time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614444	Performing	01/31/2018	10/16/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614446	Performing	01/31/2018	09/29/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	09/30/2017	Not attempting to contact the borrower	Servicer received a Legal name change request.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/30/2017.  Servicer received a Legal name change request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614451	Performing	01/31/2018	10/06/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	11/03/2014	Not attempting to contact the borrower	The borrower called about a six month forbearance offer; the borrower stated they were not sure if they will accept the offer. The agent advised the documents were due on 12/01/2014.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/03/2014	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/03/2014.  The borrower called about a six month forbearance offer; the borrower stated they were not sure if they will accept the offer. The agent advised the documents were due on 12/01/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614456	Performing	01/31/2018	10/04/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	01/31/2018	Ongoing dialogue with borrower	The borrower declined a HAMP modification. The borrower had originally sent in a modification request but requested to cancel it.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	04/29/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2018.  The borrower declined a HAMP modification.  The borrower had originally sent in a modification request but requested to cancel it.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614460	Performing	01/31/2018	10/11/2017	N/A	0	1	12/13/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614471	Performing	01/31/2018	10/02/2017	N/A	0	1	01/22/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614481	MI INACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	04/04/2016	Not attempting to contact the borrower	Borrower called to inquire about homeowners insurance on 04/04/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/04/2016.  Borrower called to inquire about homeowners insurance on 04/04/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614484	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614499	Performing	01/31/2018	09/29/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	06/25/2016	Not attempting to contact the borrower	Borrower called to have payment that was applied towards escrow reversed and applied towards June payment. Associate offered borrower the ACH program and borrower was not interested.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/25/2016.  Borrower called to have payment that was applied towards escrow reversed and applied towards June payment. Associate offered borrower the ACH program and borrower was not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614500	Performing	01/31/2018	10/10/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614504	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614505	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Poor	Yes	Yes	08/14/2017	Not attempting to contact the borrower	Borrower requested letter	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/14/2017.  Borrower requested letter
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614510	Bankruptcy	01/31/2018	10/13/2017	N/A	Bankruptcy	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	N/A	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/27/2017.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-12325.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 08/10/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614511	Performing	01/31/2018	10/11/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614513	Performing	01/31/2018	10/10/2017	N/A	0	1	04/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614518	Performing	01/31/2018	10/16/2017	N/A	0	1	01/31/2018	Owner Occupied	Good	Yes	Yes	10/27/2015	Ongoing dialogue with borrower	Servicer contacted borrower to confirm payment was sent and scheduled a promise for 10/31/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/27/2015.  Servicer contacted borrower to confirm payment was sent and scheduled a promise for 10/31/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer exception was cleared as cited on 09/14/2016.	Recast offer exception was cleared as cited on 09/14/2016.
202614524	Performing	01/31/2018	12/08/2017	N/A	0	1	02/06/2018	Owner Occupied	Excellent	Yes	Yes	02/13/2015	Not attempting to contact the borrower	The borrower verified rfd.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/13/2015.  The borrower verified rfd.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614531	Performing	01/31/2018	12/04/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	06/20/2016	Not attempting to contact the borrower	The servicer called and spoke with borrower who accepted a promise to pay $681.32 on 06/29/2016. The borrower verified that the property is owner occupied and intent is to keep.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/20/2016.  The servicer called and spoke with borrower who accepted a promise to pay $681.32 on 06/29/2016. The borrower verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614533	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	11/29/2017	Owner Occupied	UTD	Yes	Yes	09/26/2017	Ongoing dialogue with borrower	The borrower called regarding questions to the interest rate and wanting to have information on a HARP. The borrower was transferred to refinance department.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	09/26/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/26/2017.  The borrower called regarding questions to the interest rate and wanting to have information on a HARP. The borrower was transferred to refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614534	Performing	01/31/2018	10/02/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614537	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614543	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614544	Performing	01/31/2018	10/16/2017	N/A	0	1	10/31/2017	Owner Occupied	UTD	Yes	Yes	04/06/2015	Not attempting to contact the borrower	Borrower called and accepted a promise to pay. Advised total amount due including late charges.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/06/2015.  Borrower called and accepted a promise to pay.  Advised total amount due including late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614546	Performing	01/31/2018	10/06/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614552	MI ACTIVE	Performing	01/31/2018	10/27/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614553	Performing	01/31/2018	12/12/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614554	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614557	Performing	01/31/2018	12/15/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	11/14/2017	Not attempting to contact the borrower	The borrower called in to get letetr advised change of mortgage provided.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/14/2017.  The borrower called in to get letetr advised change of mortgage provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614558	Performing	01/31/2018	12/13/2017	N/A	0	1	01/10/2018	Occupied-UTD	UTD	Yes	Yes	12/13/2017	Not attempting to contact the borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/13/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614562	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	12/13/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614565	Performing	01/31/2018	10/23/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614570	Performing	01/31/2018	12/01/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614575	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614580	Performing	01/31/2018	12/12/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	06/01/2017	Not attempting to contact the borrower	Borrower was contacted to advise that the recast documents have expired and new documents will be mailed in June and mew payment start date is July	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	06/01/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/01/2017.  Borrower was contacted to advise that the recast documents have expired and new documents will be mailed in June and mew payment start date is July
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614585	MI ACTIVE	Performing	01/31/2018	12/16/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	03/22/2017	Not attempting to contact the borrower	Verified insurance information due to damage on property not home, borrower was provided contact number for insurance company.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	01/11/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/22/2017.  Verified insurance information due to damage on property not home, borrower was provided contact number for insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614586	Performing	01/31/2018	10/09/2017	N/A	0	1	09/08/2017	Owner Occupied	UTD	Yes	Yes	04/25/2016	Not attempting to contact the borrower	Borrower spoke with agent discussed account status and recast of Loan Modified in 2010.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/25/2016.  Borrower spoke with agent discussed account status and recast of Loan Modified in 2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614588	Performing	01/31/2018	12/15/2017	N/A	0	1	10/16/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614591	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614594	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	11/10/2017	Not attempting to contact the borrower	The borrower provided updated homeowner’s insurance information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/10/2017.  The borrower provided updated homeowner’s insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614599	Performing	01/31/2018	10/03/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614604	Performing	01/31/2018	12/29/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	03/11/2016	Not attempting to contact the borrower	Borrower called in regarding an insurance letter. Borrower stated they cancelled the policy with Statefarm but they have not received the refund. Agent advised borrower to send the refund to the escrow department. Agent provided the department telephone number to call for escrow analysis. Agent advised new insurance policy received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/11/2016.  Borrower called in regarding an insurance letter. Borrower stated they cancelled the policy with Statefarm but they have not received the refund. Agent advised borrower to send the refund to the escrow department. Agent provided the department telephone number to call for escrow analysis. Agent advised new insurance policy received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614610	MI ACTIVE	Performing	01/31/2018	12/16/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	01/16/2018	Ongoing dialogue with borrower	Borrower called and accepted a promise to pay one payment on 1/16/18 and one payment on 1/23/18.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	The commentary reflects a discharged and removed bankruptcy. The case details were not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/16/2018.  Borrower called and accepted a promise to pay one payment on 1/16/18 and one payment on 1/23/18.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged and removed bankruptcy.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614618	Performing	01/31/2018	10/26/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614619	Performing	01/31/2018	10/16/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	07/12/2017	Not attempting to contact the borrower	Account inquiry. Promise to pay $1464.27 on 07/19/2017.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	UTD	Limited information on bankruptcy.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/12/2017.  Account inquiry.  Promise to pay $1464.27 on 07/19/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614620	Performing	01/31/2018	10/09/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614632	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	Occupied-UTD	UTD	Yes	Yes	05/08/2017	Not attempting to contact the borrower	Borrower called regarding letter on homeowners insurance received. Borrower confirmed that funds already received from prior insurance company and posted back to escrow.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/08/2017.  Borrower called regarding letter on homeowners insurance received.  Borrower confirmed that funds already received from prior insurance company and posted back to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614634	Performing	01/31/2018	10/12/2017	N/A	0	1	02/04/2018	UTD	UTD	Yes	Yes	03/15/2016	Not attempting to contact the borrower	The borrower called in stated receiving mortgage assistance papers advised to disregard if mortgage assistance is not needed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/15/2016.  The borrower called in stated receiving mortgage assistance papers advised to disregard if mortgage assistance is not needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614638	Performing	01/31/2018	10/02/2017	N/A	0	1	12/15/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614641	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614642	Performing	01/31/2018	12/05/2017	N/A	0	1	12/05/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614643	MI ACTIVE	Performing	01/31/2018	10/24/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	07/21/2017	Not attempting to contact the borrower	Spoke with borrower to follow up on a copy of the death certificate; borrower advised called back and representative advised we have a copy. Advised borrower we would look in the system to find it. Located document under UW docs.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/21/2017.  Spoke with borrower to follow up on a copy of the death certificate; borrower advised called back and representative advised we have a copy.  Advised borrower we would look in the system to find it.  Located document under UW docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The co-borrower is deceased.	The co-borrower is deceased.
202614644	MI ACTIVE	Performing	01/31/2018	10/18/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	12/11/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/11/2017.  The borrower made a payment via fast pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614645	Performing	01/31/2018	10/30/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614646	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	01/12/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614653	Performing	01/31/2018	10/17/2017	N/A	0	1	01/12/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	0	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed on 09/28/2017.	HAMP recast was completed on 09/28/2017.
202614654	Performing	01/31/2018	09/29/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614675	Performing	01/31/2018	12/05/2017	N/A	0	1	09/11/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614681	Performing	01/31/2018	12/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614682	Performing	01/31/2018	10/06/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast offer was mailed on 03/20/2017.	HAMP recast offer was mailed on 03/20/2017.
202614688	Performing	01/31/2018	10/12/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	01/17/2017	Contact attempts - however unable to contact borrower	The servicer talked to the borrower but the call was interrupted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/17/2017.  The servicer talked to the borrower but the call was interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614689	Performing	01/31/2018	10/02/2017	N/A	0	1	08/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614699	Loss Mitigation	01/31/2018	12/01/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	01/16/2017	Not attempting to contact the borrower	Payment Inquiry.	No	Good	N/A	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/16/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Loss Mitigation.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/16/2017.  Payment Inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614703	Performing	01/31/2018	12/18/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614707	Performing	01/31/2018	10/31/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614712	Performing	01/31/2018	10/04/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614713	Performing	01/31/2018	10/16/2017	N/A	0	1	12/18/2017	Owner Occupied	Good	Yes	Yes	05/23/2017	Not attempting to contact the borrower	Commentary states spoke with borrower regarding a past modification and the interest rate adjustment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/23/2017.  Commentary states spoke with borrower regarding a past modification and the interest rate adjustment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614716	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	11/30/2017	Ongoing dialogue with borrower	Borrower promised to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	06/06/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2017.  Borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614717	Performing	01/31/2018	12/26/2017	N/A	0	1	10/27/2017	Owner Occupied	UTD	Yes	Yes	09/28/2017	Not attempting to contact the borrower	Borrower in pay for success incentive program. Last contact was regarding program. Last comments indicates loss mitigation through incentive plan	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/28/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2017.  Borrower in pay for success incentive program. Last contact was regarding program. Last comments indicates loss mitigation through incentive plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614719	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Occupied-UTD	UTD	Yes	Yes	01/14/2015	Not attempting to contact the borrower	Borrower was informed of total amount due with late charges and set up payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/14/2015.  Borrower was informed of total amount due with late charges and set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614725	Performing	01/31/2018	12/01/2017	N/A	0	1	10/31/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614727	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614734	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2017	UTD	UTD	Yes	Yes	12/09/2016	Not attempting to contact the borrower	The borrower was contacted to review insurance information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/09/2016.  The borrower was contacted to review insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614735	Performing	01/31/2018	10/16/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	09/22/2015	Not attempting to contact the borrower	Borrower made a payment.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	02/16/2015	Retention	No	No	No	The collection comments state that there was a discharged bankruptcy but no other information provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/22/2015.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The collection comments state that there was a discharged bankruptcy but no other information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614744	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	12/11/2017	Owner Occupied	UTD	Yes	Yes	01/07/2015	Not attempting to contact the borrower	The borrower setup a promise to pay on the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/07/2015	Yes	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/07/2015.  The borrower setup a promise to pay on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202614753	Performing	01/31/2018	10/12/2017	N/A	0	1	10/24/2017	Owner Occupied	Good	Yes	Yes	10/24/2017	Ongoing dialogue with borrower	Borrower advised servicer of the death of co-borrower and requested assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/24/2017.  Borrower advised servicer of the death of co-borrower and requested assistance.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/11/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On 01/11/2016 the borrower called and disputed the delinquency of the loan. The borrower advised they were set up on automatic draft payments with their bank. The servicer advised a payment was not received in November and advised the borrower to contact their bank. The borrower advised they will look into the missing payment and call back if needed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 05/08/2017 cites loan is no longer eligible for the 6th year HAMP incentive.	Comment dated 05/08/2017 cites loan is no longer eligible for the 6th year HAMP incentive.
202614758	Performing	01/31/2018	10/16/2017	N/A	0	1	01/18/2018	Owner Occupied	Good	Yes	Yes	01/18/2018	Ongoing dialogue with borrower	The borrower made a payment by phone. Borrower indicated forgot to mail payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/18/2018.  The borrower made a payment by phone. Borrower indicated forgot to mail payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Borrower reinstated the loan on 02/01/2017 with no further delinquency.	Borrower reinstated the loan on 02/01/2017 with no further delinquency.
202614762	MI ACTIVE	Performing	01/31/2018	12/15/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614767	Performing	01/31/2018	12/20/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614772	Performing	01/31/2018	10/12/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	11/03/2016	Not attempting to contact the borrower	Agent took an internal call with questions regarding the modification without knowing the borrower was conferenced in on the call. Agent asked loss mitigation to explain the modification to the borrower, but they refused. Borrower signed modification in 2011 and did not understand all terms, such as the term being extended. Borrower wanted to refuse the modification and go back to a 30 year loan. Borrower was given the number for the refinance department and also asked for a copy of the loan modification to be sent to the borrower.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/03/2016.  Agent took an internal call with questions regarding the modification without knowing the borrower was conferenced in on the call. Agent asked loss mitigation to explain the modification to the borrower, but they refused. Borrower signed modification in 2011 and did not understand all terms, such as the term being extended. Borrower wanted to refuse the modification and go back to a 30 year loan. Borrower was given the number for the refinance department and also asked for a copy of the loan modification to be sent to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614773	Performing	01/31/2018	12/17/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614777	Performing	01/31/2018	10/11/2017	N/A	0	1	01/17/2018	Occupied-UTD	UTD	Yes	Yes	04/27/2017	Not attempting to contact the borrower	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/27/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614779	Performing	01/31/2018	10/02/2017	N/A	0	1	01/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614780	Performing	01/31/2018	10/02/2017	N/A	0	1	02/04/2018	Owner Occupied	UTD	Yes	Yes	11/08/2017	Ongoing dialogue with borrower	The borrower made a payment via mail.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/08/2017.  The borrower made a payment via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614782	Performing	01/31/2018	10/05/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	01/23/2018	Ongoing dialogue with borrower	Agent spoke with the borrower. Agent explained the FNMA Financial Counseling program. Borrower was not interested. Borrower stated that they would just like to complete the trial payment plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	01/23/2018	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/23/2018.  Agent spoke with the borrower. Agent explained the FNMA Financial Counseling program. Borrower was not interested. Borrower stated that they would just like to complete the trial payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614784	Performing	01/31/2018	10/11/2017	N/A	0	1	01/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: There is an indication that a HAMP modification was completed outside of review period because a HAMP recast review was performed.	There is an indication that a HAMP modification was completed outside of review period because a HAMP recast review was performed.
202614785	Performing	01/31/2018	09/22/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	12/01/2014	Not attempting to contact the borrower	The borrower contacted the servicer on 12/01/2014 to authorize a payment in the amount of $667.15.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/01/2014.  The borrower contacted the servicer on 12/01/2014 to authorize a payment in the amount of $667.15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614787	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614790	Performing	01/31/2018	10/02/2017	N/A	0	1	03/21/2017	UTD	UTD	Yes	Yes	10/26/2016	Ongoing dialogue with borrower	Servicer advised the modification recast documents were expired when received and mail back by the date on the cover letter. Borrower confirmed will send in. Servicer notes advised borrower of auto pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/26/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/26/2016.  Servicer advised the modification recast documents were expired when received and mail back by the date on the cover letter.  Borrower confirmed will send in.  Servicer notes advised borrower of auto pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614792	Performing	01/31/2018	10/02/2017	N/A	0	1	07/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Loan is cited as no longer eligible for the 6th year HAMP incentive as a valid Dodd Frank is not on file.	Loan is cited as no longer eligible for the 6th year HAMP incentive as a valid Dodd Frank is not on file.
202614796	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	09/22/2017	Not attempting to contact the borrower	The borrower called in to make a payment. Payment was taken in the amount of $1450.19 for 09/22/2017. The borrower stated delay in payment due to curtailment of income	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/22/2017.  The borrower called in to make a payment. Payment was taken in the amount of $1450.19 for 09/22/2017. The borrower stated delay in payment due to curtailment of income
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614797	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	02/06/2018	Owner Occupied	Excellent	Yes	Yes	03/21/2017	Contact attempts - however unable to contact borrower	The borrower had a inquiry about the 1st payment and was advised that it was due on 05/01/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/21/2017.  The borrower had a inquiry about the 1st payment and was advised that it was due on 05/01/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614800	MI ACTIVE	Performing	01/31/2018	10/20/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Modification effective 4/1/2010	Modification effective 4/1/2010
202614807	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	10/30/2015	Not attempting to contact the borrower	Borrower advised delinquency is from curtailment of income. Payment plan accepted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/30/2015.  Borrower advised delinquency is from curtailment of income. Payment plan accepted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614808	Performing	01/31/2018	10/14/2017	N/A	0	1	01/15/2018	Owner Occupied	Good	Yes	Yes	10/17/2017	Ongoing dialogue with borrower	The borrower called in to check the status - advised the file is with underwriting and nothing is needed at this time.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/17/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/17/2017.  The borrower called in to check the status - advised the file is with underwriting and nothing is needed at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was previously modified in 06/2010 per notes dated 10/01/2017. However, the recent modification review was denied on 10/25/2017 as the hardship duration does not meet the program guidelines.	The loan was previously modified in 06/2010 per notes dated 10/01/2017. However, the recent modification review was denied on 10/25/2017 as the hardship duration does not meet the program guidelines.
202614809	Performing	01/31/2018	10/23/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614814	Performing	01/31/2018	10/02/2017	N/A	0	1	06/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614818	Performing	01/31/2018	10/03/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	N/A	Bankruptcy was discharged on XXX	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-60615.  The most recent bankruptcy status is discharged.  Bankruptcy was discharged on XX/24/2015
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614824	Performing	01/31/2018	10/06/2017	N/A	0	1	02/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614828	Performing	01/31/2018	10/13/2017	N/A	0	1	01/19/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614835	Performing	01/31/2018	12/16/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614836	Performing	01/31/2018	12/22/2017	N/A	0	1	01/20/2018	Occupied-UTD	UTD	Yes	Yes	04/18/2015	Not attempting to contact the borrower	The borrower called on 04/18/2015 to setup a payment to draft.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/18/2015.  The borrower called on 04/18/2015 to setup a payment to draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202614846	MI ACTIVE	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	Tenant Occupied	UTD	Yes	Yes	10/12/2016	Contact attempts - however unable to contact borrower	An unauthorized 3rd party who identified themselves as the tenant asked generic questions about modification. Prior contact, on 8/4/2015, with the borrower discussed ACH and borrower indicated they are not interested. The made a promise to pay on 8/15/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/12/2016.  An unauthorized 3rd party who identified themselves as the tenant asked generic questions about modification.  Prior contact, on 8/4/2015, with the borrower discussed ACH and borrower indicated they are not interested.  The made a promise to pay on 8/15/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is tenant occupied.
ADDITIONAL INFORMATION: N/A
202614853	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614855	Performing	01/31/2018	10/09/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614856	Performing	01/31/2018	10/04/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614858	Performing	01/31/2018	12/24/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	01/07/2016	Not attempting to contact the borrower	Borrower 2 asked about the Dodd Frank incentive document they sent back. Servicer advised it was received and the $5000 will be assessed to account on the 6th anniversary of the of the 1st trial payment made in previous modification, would be 2/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	01/07/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/07/2016.  Borrower 2 asked about the Dodd Frank incentive document they sent back.  Servicer advised it was received and the $5000 will be assessed to account on the 6th anniversary of the of the 1st trial payment made in previous modification, would be 2/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614862	Performing	01/31/2018	10/13/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	08/11/2015	Not attempting to contact the borrower	The borrower made a promise to pay $495.87 on 08/13/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/11/2015.  The borrower made a promise to pay $495.87 on 08/13/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614865	Performing	01/31/2018	10/09/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614870	Performing	01/31/2018	12/13/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614875	Performing	01/31/2018	12/10/2017	N/A	0	1	06/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614877	Performing	01/31/2018	10/07/2017	N/A	0	1	09/27/2017	UTD	UTD	Yes	Yes	03/22/2016	Ongoing dialogue with borrower	A comment dated 03/23/2016 states the borrower made contact and stated they did not know they were delinquent.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	There is evidence of a bankruptcy located in the commentary however, there is little information or details.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/22/2016.  A comment dated 03/23/2016 states the borrower made contact and stated they did not know they were delinquent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  There is evidence of a bankruptcy located in the commentary however, there is little information or details.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614881	Performing	01/31/2018	12/02/2017	N/A	0	1	06/04/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614888	Performing	01/31/2018	12/23/2017	N/A	0	1	01/28/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614890	Performing	01/31/2018	12/21/2017	N/A	0	1	09/18/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/21/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614891	Performing	01/31/2018	12/18/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	05/26/2017	Not attempting to contact the borrower	Borrower called and indicated would not make June’s payment until May’s payment reversal goes through. Borrower was transferred to customer care for assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/26/2017.  Borrower called and indicated would not make June’s payment until May’s payment reversal goes through. Borrower was transferred to customer care for assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614898	Performing	01/31/2018	12/04/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614899	Performing	01/31/2018	12/31/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	11/25/2017	Not attempting to contact the borrower	Borrower promised to pay on 11/30/2017	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/25/2017.  Borrower promised to pay on 11/30/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614901	Performing	01/31/2018	10/02/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614908	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614910	Performing	01/31/2018	12/07/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments on 10/11/2017 indicated flood damages were incurred to the property on 08/17/2017. A claim check in the amount of $4842.71 was received and endorsed at the branch on 10/11/2017 and the claim was closed since it was non-monitored.	Comments on 10/11/2017 indicated flood damages were incurred to the property on 08/17/2017. A claim check in the amount of $4842.71 was received and endorsed at the branch on 10/11/2017 and the claim was closed since it was non-monitored.
202614911	Performing	01/31/2018	10/07/2017	N/A	0	1	06/06/2017	UTD	UTD	Yes	Yes	03/20/2017	Not attempting to contact the borrower	The borrower advised would send payment out via mail.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	0	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/20/2017.  The borrower advised would send payment out via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614913	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	11/17/2017	Owner Occupied	UTD	Yes	Yes	05/25/2016	Not attempting to contact the borrower	The borrower called in to confirm a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/25/2016.  The borrower called in to confirm a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614914	MI ACTIVE	Performing	01/31/2018	10/28/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614915	Performing	01/31/2018	10/16/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614916	Performing	01/31/2018	10/04/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	12/03/2014	Not attempting to contact the borrower	Borrower called in about a letter they received and wanted to make sure the payment was based off of 40 years since letter stated differently.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/03/2014.  Borrower called in about a letter they received and wanted to make sure the payment was based off of 40 years since letter stated differently.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614919	Performing	01/31/2018	10/02/2017	N/A	0	1	12/20/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614920	MI ACTIVE	Performing	01/31/2018	10/24/2017	N/A	0	1	01/26/2018	Owner Occupied	UTD	Yes	Yes	07/07/2015	Contact attempts - however unable to contact borrower	The borrower was contacted for payment arrangements. The borrower agreed to a payment promise.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/07/2015.  The borrower was contacted for payment arrangements. The borrower agreed to a payment promise.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614922	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	03/11/2015	Not attempting to contact the borrower	The last contact was made on 3/11/2015, in which the borrower scheduled a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/11/2015.  The last contact was made on 3/11/2015, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614924	MI ACTIVE	Performing	01/31/2018	12/15/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Modification effective 5/1/2010	Modification effective 5/1/2010
202614927	Performing	01/31/2018	10/26/2017	N/A	0	1	01/23/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614930	Performing	01/31/2018	10/06/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614931	MI ACTIVE	Bankruptcy	01/31/2018	10/16/2017	N/A	Bankruptcy	1	01/05/2018	UTD	UTD	Yes	Yes	06/14/2017	Not attempting to contact the borrower	The borrower called in to set up a payment.	No	Fair	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	No	The bankruptcy case details were not provided within the commentary. Comments on 08/24/2017 indicated a bankruptcy change notice was being reviewed. There is no evidence of relief, dismissal, discharge or case closure.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/14/2017.  The borrower called in to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  The bankruptcy case details were not provided within the commentary. Comments on 08/24/2017 indicated a bankruptcy change notice was being reviewed.  There is no evidence of relief, dismissal, discharge or case closure.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614935	MI ACTIVE	Performing	01/31/2018	12/12/2017	N/A	0	1	12/12/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614937	MI ACTIVE	Performing	01/31/2018	12/08/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	07/20/2017	Not attempting to contact the borrower	Borrower inquired about the process for loss claim for hail damage on 04/26/2016. Servicer provided borrower with claim procedures and advised borrower to review the website for additional information. No details provided on damages or loss claim check.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/20/2017.  Borrower inquired about the process for loss claim for hail damage on 04/26/2016. Servicer provided borrower with claim procedures and advised borrower to review the website for additional information. No details provided on damages or loss claim check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614943	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614944	Performing	01/31/2018	10/06/2017	N/A	0	1	09/28/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614947	Performing	01/31/2018	10/16/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	07/15/2017	Not attempting to contact the borrower	The borrower returned a call attempt on 07/15/2017 and scheduled a payment at that time.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/15/2017.  The borrower returned a call attempt on 07/15/2017 and scheduled a payment at that time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614953	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614958	MI ACTIVE	Performing	01/31/2018	12/31/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	12/29/2017	Not attempting to contact the borrower	borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/05/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/29/2017.  borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614959	Performing	01/31/2018	12/05/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614961	Performing	01/31/2018	10/14/2017	N/A	0	1	10/05/2017	Owner Occupied	Good	Yes	Yes	03/27/2017	Not attempting to contact the borrower	Borrower accepted promise to pay and total amount due was quoted	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	12/08/2015	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/27/2017.  Borrower accepted promise to pay and total amount due was quoted
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614963	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614965	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614966	Performing	01/31/2018	12/03/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614972	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	Good	Yes	Yes	04/13/2017	Not attempting to contact the borrower	Co-borrower called in stating that has two mortgages that come out of account. Stated that one of the payments was declined. Agent advised to send in supporting docs.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	04/13/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/13/2017.  Co-borrower called in stating that has two mortgages that come out of account. Stated that one of the payments was declined.  Agent advised to send in supporting docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614974	Performing	01/31/2018	12/01/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	08/26/2015	Ongoing dialogue with borrower	Spoke with borrower and called customer care to waive late fee and took payment in the amount of $2002.95 for 8/26/2015	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/26/2015.  Spoke with borrower and called customer care to waive late fee and took payment in the amount of $2002.95 for 8/26/2015
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614975	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	03/20/2017	Ongoing dialogue with borrower	The borrower authorized a third party verbally for one time. The party had questions regarding the second unpaid balance and was advised that it’s $27,400.00.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/20/2017.  The borrower authorized a third party verbally for one time. The party had questions regarding the second unpaid balance and was advised that it’s $27,400.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202614981	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: n	n
202614986	Performing	01/31/2018	10/05/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	11/09/2017	Ongoing dialogue with borrower	Agent completed claim follow up.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	Commentary on 11/9/2017 states inspection results show repair is 90% completed with no inspection requested at this time. Damage occurred on 04/05/2017.	Wind	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/09/2017.  Agent completed claim follow up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Commentary on 11/9/2017 states inspection results show repair is 90% completed with no inspection requested at this time.  Damage occurred on 04/05/2017.  The damage repair amount is estimated at $19,113.39.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614987	Performing	01/31/2018	10/30/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614989	Performing	01/31/2018	10/04/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614994	MI ACTIVE	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	Non-Owner Occupied	UTD	Yes	Yes	11/15/2016	Not attempting to contact the borrower	Borrower made a promise to pay in the amount of $1028.07 dated for 11/23/2016	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/15/2016.  Borrower made a promise to pay in the amount of $1028.07 dated for 11/23/2016
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202614996	Performing	01/31/2018	10/05/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202614999	Performing	01/31/2018	11/30/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 11/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615000	Performing	01/31/2018	10/17/2017	N/A	0	1	01/15/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615001	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	0	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Loan is not eligible for recast as cited as there is no valid Dodd Frank on file as cited 05/09/2017.	Loan is not eligible for recast as cited as there is no valid Dodd Frank on file as cited 05/09/2017.
202615002	Performing	01/31/2018	10/05/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615017	Performing	01/31/2018	12/05/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	01/08/2018	Not attempting to contact the borrower	Borrower made contact on 1/8/2018 and stated that they were not ready for the inspection. Agent advised the borrower to call back when they were ready.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/08/2018.  Borrower made contact on 1/8/2018 and stated that they were not ready for the inspection.  Agent advised the borrower to call back when they were ready.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615020	Performing	01/31/2018	10/02/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	10/12/2017	Ongoing dialogue with borrower	The borrower called regarding the claim filed for the damage on property. The borrower was provided the endorsement procedures.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	On 10/12/2017, the borrower asked about information to file a claim for the roof damages to the property. The borrower was advised once the claim check is received to contact the servicer.	Other Natural Causes	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/12/2017.  The borrower called regarding the claim filed for the damage on property. The borrower was provided the endorsement procedures.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 10/12/2017, the borrower asked about information to file a claim for the roof damages to the property. The borrower was advised once the claim check is received to contact the servicer.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615029	Performing	01/31/2018	10/16/2017	N/A	0	1	10/31/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615032	Performing	01/31/2018	10/05/2017	N/A	0	1	10/31/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615033	Performing	01/31/2018	10/30/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615034	Performing	01/31/2018	12/30/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615036	Performing	01/31/2018	10/31/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	05/18/2016	Contact attempts - however unable to contact borrower	Borrower called and demanded servicer start sending his statement again and blamed servicer for payment being late. Agent advised borrower to go online and uncheck the paperless statement box. Borrower demanded to speak with a supervisor.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/18/2016.  Borrower called and demanded servicer start sending his statement again and blamed servicer for payment being late. Agent advised borrower to go online and uncheck the paperless statement box. Borrower demanded to speak with a supervisor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615039	Performing	01/31/2018	10/02/2017	N/A	0	1	12/15/2017	UTD	UTD	Yes	Yes	02/18/2015	Not attempting to contact the borrower	Contacted home owners insurance agency advised to fax the policy to XXX	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/18/2015.  Contacted home owners insurance agency advised to fax the policy to XXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615043	MI ACTIVE	Performing	01/31/2018	12/07/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615044	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	03/07/2017	UTD	UTD	Yes	Yes	12/06/2014	Not attempting to contact the borrower	The borrower stated they are tired of the phone calls and hung up.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/06/2014.  The borrower stated they are tired of the phone calls and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615046	Performing	01/31/2018	10/13/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615047	Performing	01/31/2018	12/14/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615048	Performing	01/31/2018	12/01/2017	N/A	0	1	10/05/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615053	Performing	01/31/2018	12/08/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	06/22/2016	Not attempting to contact the borrower	Borrower spoke with agent discussed loan status and loan details. The borrower expressed details of the rates offered. Agent advised the borrower to submit list of required documents for review.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	06/22/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/22/2016.  Borrower spoke with agent discussed loan status and loan details.  The borrower expressed details of the rates offered.  Agent advised the borrower to submit list of required documents for review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615057	Performing	01/31/2018	10/05/2017	N/A	0	1	11/30/2017	Occupied-UTD	UTD	Yes	Yes	03/23/2015	Not attempting to contact the borrower	Commentary states borrower called in to make a payment on the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/05/2015	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/23/2015.  Commentary states borrower called in to make a payment on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 02/10/2015.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called in to dispute the income used for modification. Resolution was provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202615067	Performing	01/31/2018	10/10/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	09/15/2017	Not attempting to contact the borrower	Borrower needing to obtain insurance companies contact number as there was tree damage	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	Comments on 09/15/2017 indicated the property had tree damage and the borrower called for their insurance company information because they did not have access to their policy information.	Other Natural Causes	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/15/2017.  Borrower needing to obtain insurance companies contact number as there was tree damage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Comments on 09/15/2017 indicated the property had tree damage and the borrower called for their insurance company information because they did not have access to their policy information.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615072	Performing	01/31/2018	12/14/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	12/16/2014	Not attempting to contact the borrower	The borrower made a promise to pay on 12/18/2014.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2014.  The borrower made a promise to pay on 12/18/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615084	Performing	01/31/2018	12/10/2017	N/A	0	1	01/16/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The comments indicated the loan was previously modified.	The comments indicated the loan was previously modified.
202615086	Performing	01/31/2018	12/04/2017	N/A	0	1	02/03/2018	Owner Occupied	Poor	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615093	Performing	01/31/2018	10/04/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	12/04/2017	Ongoing dialogue with borrower	The borrower made a payment via fastpay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/04/2017.  The borrower made a payment via fastpay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Modification effective 10/1/2010	Modification effective 10/1/2010
202615103	Performing	01/31/2018	10/02/2017	N/A	0	1	01/30/2018	Occupied-UTD	UTD	Yes	Yes	02/05/2016	Not attempting to contact the borrower	Borrower declined a loan modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/05/2016.  Borrower declined a loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202615104	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	12/09/2015	Not attempting to contact the borrower	Borrower called in advised of signed modification and borrower advised they will make payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/09/2015.  Borrower called in advised of signed modification and borrower advised they will make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615107	Performing	01/31/2018	10/02/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed on 02/23/2017.	Recast offer was mailed on 02/23/2017.
202615112	Performing	01/31/2018	10/07/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	09/23/2017	Not attempting to contact the borrower	The borrower scheduled a payment for 10/16/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/23/2017.  The borrower scheduled a payment for 10/16/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615119	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615120	Performing	01/31/2018	10/05/2017	N/A	0	1	06/04/2017	Owner Occupied	UTD	Yes	Yes	02/07/2017	Not attempting to contact the borrower	Borrower wanted to know if there were any late fees assessed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/07/2017.  Borrower wanted to know if there were any late fees assessed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615133	Performing	01/31/2018	10/13/2017	N/A	0	1	02/06/2018	Owner Occupied	Good	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615136	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Limited collection comments provided	Limited collection comments provided
202615151	Performing	01/31/2018	10/02/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	01/04/2016	Not attempting to contact the borrower	Customer called in to make a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/04/2016.  Customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615153	Performing	01/31/2018	10/04/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	07/10/2017	Not attempting to contact the borrower	Authorized third party called in about insurance status and was told no new information was needed. On 03/15/2016, co-borrower was contacted to state that servicer needed copy of death certificate of primary mortgagor to process Dodd Frank Incentive. No indication in notes that certificate was received but incentive was processed in May 2017 and co-borrower was changed to primary borrower in system on 06/20/2017. Servicer received a third party authorization for borrower’s daughter 07/11/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/10/2017.  Authorized third party called in about insurance status and was told no new information was needed.  On 03/15/2016, co-borrower was contacted to state that servicer needed copy of death certificate of primary mortgagor to process Dodd Frank Incentive.  No indication in notes that certificate was received but incentive was processed in May 2017 and co-borrower was changed to primary borrower in system on 06/20/2017.  Servicer received a third party authorization for borrower’s daughter 07/11/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615154	Performing	01/31/2018	10/24/2017	N/A	0	1	01/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615156	Performing	01/31/2018	10/10/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615157	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	03/07/2016	Ongoing dialogue with borrower	A comment dated 03/07/2016 states the borrower made contact to inquire about the HAMP incentive.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/07/2016.  A comment  dated 03/07/2016 states the borrower made contact to inquire about the HAMP incentive.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments on 03/07/2016 indicated contact was made with the borrower and they asked if the deceased borrower’s name remains on the account; the servicer confirmed the deceased borrower’s name was removed. Comments on 06/26/2017 indicated a borrower passed away on 10/19/2013.	Comments on 03/07/2016 indicated contact was made with the borrower and they asked if the deceased borrower’s name remains on the account; the servicer confirmed the deceased borrower’s name was removed. Comments on 06/26/2017 indicated a borrower passed away on 10/19/2013.
202615158	Performing	01/31/2018	10/02/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	01/19/2018	Not attempting to contact the borrower	Borrower called to inquire about making an insurance claim for water damage	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/19/2018.  Borrower called to inquire about making an insurance claim for water damage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615159	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	12/15/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615167	Performing	01/31/2018	10/02/2017	N/A	0	1	08/03/2017	UTD	UTD	Yes	Yes	08/02/2016	Not attempting to contact the borrower	Co-Borrower inquire about adding her son to the loan and assumption.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	11/03/2014	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/02/2016.  Co-Borrower inquire about adding her son to the loan and assumption.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The co-borrower was deceased as of 01/14/2016.	The co-borrower was deceased as of 01/14/2016.
202615171	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615173	Performing	01/31/2018	10/16/2017	N/A	0	1	01/23/2018	Owner Occupied	UTD	Yes	Yes	11/30/2017	Contact attempts - however unable to contact borrower	Borrower accepted a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2017.  Borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615176	Performing	01/31/2018	10/05/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615183	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	03/02/2015	Not attempting to contact the borrower	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/02/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast agreement was mailed on 01/09/2018 and had not been returned as of 01/24/2018.	Recast agreement was mailed on 01/09/2018 and had not been returned as of 01/24/2018.
202615187	Performing	01/31/2018	10/04/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615194	Performing	01/31/2018	10/31/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615201	Performing	01/31/2018	12/02/2017	N/A	0	1	12/08/2017	UTD	UTD	Yes	Yes	12/08/2017	Ongoing dialogue with borrower	The borrower mailed in a payment via check in the amount of $3780.69	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/08/2017.  The borrower mailed in a payment via check in the amount of $3780.69
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615202	Performing	01/31/2018	12/11/2017	N/A	0	1	11/07/2017	Owner Occupied	UTD	Yes	Yes	11/01/2017	Not attempting to contact the borrower	The borrower received an insurance refund check and was informed the cancellation was effective on 10/12/2017. The borrower was advised a stop payment would be put on the check as the insurance was reinstated without a lapse in coverage.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/01/2017.  The borrower received an insurance refund check and was informed the cancellation was effective on 10/12/2017. The borrower was advised a stop payment would be put on the check as the insurance was reinstated without a lapse in coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615205	Performing	01/31/2018	09/28/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	09/28/2016	Not attempting to contact the borrower	Borrower spoke with agent discussed account status and advised would make payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2016.  Borrower spoke with agent discussed account status and advised would make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615215	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	12/15/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615216	Performing	01/31/2018	10/11/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615219	Performing	01/31/2018	10/11/2017	N/A	0	1	07/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615220	Performing	01/31/2018	10/18/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	02/09/2015	Not attempting to contact the borrower	Inbound call from borrower calling to make a payment. Borrower scheduled a payment in the amount of $2,314.32.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/09/2015.  Inbound call from borrower calling to make a payment. Borrower scheduled a payment in the amount of $2,314.32.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-19483.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/25/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615224	Performing	01/31/2018	10/04/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	12/13/2017	Not attempting to contact the borrower	Borrower promised to fastpay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	07/25/2016	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/13/2017.  Borrower promised to fastpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615225	Performing	01/31/2018	10/06/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	03/05/2016	Not attempting to contact the borrower	Borrower advised will make her payment by phone on 03/15/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/05/2016.  Borrower advised will make her payment by phone on 03/15/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A payoff quote was completed on 01/25/2018.	A payoff quote was completed on 01/25/2018.
202615230	Performing	01/31/2018	10/09/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	04/20/2017	Not attempting to contact the borrower	Borrower called to make a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/20/2017.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615233	Performing	01/31/2018	10/03/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-04535.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/05/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615234	Performing	01/31/2018	10/11/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615235	Performing	01/31/2018	10/05/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615239	Performing	01/31/2018	12/04/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615243	Performing	01/31/2018	10/10/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	08/10/2016	Not attempting to contact the borrower	Borrower not interested in mortgage assistance	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/10/2016.  Borrower not interested in mortgage assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615250	Performing	01/31/2018	10/05/2017	N/A	0	1	08/03/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615258	Performing	01/31/2018	10/06/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615259	Performing	01/31/2018	12/29/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615265	Performing	01/31/2018	10/30/2017	N/A	0	1	01/27/2018	UTD	UTD	Yes	Yes	12/01/2014	Not attempting to contact the borrower	Borrower advised of modification denial.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/01/2014	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/01/2014.  Borrower advised of modification denial.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615270	Performing	01/31/2018	10/06/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615272	Performing	01/31/2018	12/02/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	03/31/2016	Not attempting to contact the borrower	The borrower called in to discuss their insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/31/2016.  The borrower called in to discuss their insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615279	Performing	01/31/2018	12/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615280	Performing	01/31/2018	10/02/2017	N/A	0	1	09/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615286	Performing	01/31/2018	10/13/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615298	Performing	01/31/2018	12/04/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615305	Performing	01/31/2018	10/05/2017	N/A	0	1	11/28/2017	UTD	UTD	Yes	Yes	07/28/2015	Not attempting to contact the borrower	Commentary states borrower called in wanting to verify escrow balance. Borrower was transferred to correct dept and provided the number to the mortgage department.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/28/2015.  Commentary states borrower called in wanting to verify escrow balance. Borrower was transferred to correct dept and provided the number to the mortgage department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast/reamortization was completed on 05/25/2017.	A HAMP recast/reamortization was completed on 05/25/2017.
202615307	MI ACTIVE	Performing	01/31/2018	10/05/2017	N/A	0	1	12/06/2017	Owner Occupied	UTD	Yes	Yes	10/24/2017	Ongoing dialogue with borrower	Borrower interested in mortgage assistance due to excessive obligations and death of other borrower.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	10/24/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/24/2017.  Borrower interested in  mortgage assistance due to excessive obligations and death of other borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 10/27/2017 initial trial package mailed to the borrower.	10/27/2017 initial trial package mailed to the borrower.
202615314	Performing	01/31/2018	10/10/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615316	Performing	01/31/2018	10/05/2017	N/A	0	1	12/15/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615318	Performing	01/31/2018	12/12/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	11/21/2016	Not attempting to contact the borrower	The borrower called in and verified account information and the call was interrupted. No further details provided.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/21/2016.  The borrower called in and verified account information and the call was interrupted. No further details provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615319	Performing	01/31/2018	10/31/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615320	Performing	01/31/2018	10/06/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615323	Performing	01/31/2018	10/25/2017	N/A	0	1	01/24/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615329	Performing	01/31/2018	10/10/2017	N/A	0	1	11/07/2017	UTD	UTD	Yes	Yes	09/27/2017	Ongoing dialogue with borrower	The borrower made a call in regarding a letter received about HAMP conversion, although the borrower did not qualify.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/27/2017.  The borrower made a call in regarding a letter received about HAMP conversion, although the borrower did not qualify.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615332	Performing	01/31/2018	10/11/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615334	Performing	01/31/2018	10/27/2017	N/A	0	1	12/11/2017	Owner Occupied	UTD	Yes	Yes	02/27/2015	Not attempting to contact the borrower	The borrower called in advised monthly incentive program.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/27/2015.  The borrower called in advised monthly incentive program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615336	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615340	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	08/27/2015	Not attempting to contact the borrower	The last borrower contact was in regards to making a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/27/2015.  The last borrower contact was in regards to making a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615342	Performing	01/31/2018	10/10/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	09/21/2016	Not attempting to contact the borrower	Lender advised the borrower of the late fees, negative credit reporting and the total amount due. Borrower made a promise to make several payments on 09/21, 09/22 and 09/28/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	09/21/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/21/2016.  Lender advised the borrower of the late fees, negative credit reporting and the total amount due.  Borrower made a promise to make several payments on 09/21, 09/22 and 09/28/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615345	Performing	01/31/2018	10/12/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	09/26/2017	Ongoing dialogue with borrower	Borrower advised on willing to accept the recast and will be faxing in the documents.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	UTD	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/26/2017.  Borrower advised on willing to accept the recast and will be faxing in the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615347	Performing	01/31/2018	12/02/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615348	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615350	Bankruptcy	01/31/2018	10/02/2017	N/A	Bankruptcy	1	01/24/2018	UTD	UTD	Yes	Yes	12/19/2017	Not attempting to contact the borrower	Borrower called to make a fast pay scheduled for 12/24/2017.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	Yes	Bankruptcy welcome letter was sent to attorney as cited on 10/26/2017. No further bankruptcy information available.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/19/2017.  Borrower called to make a fast pay scheduled for 12/24/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Bankruptcy welcome letter was sent to attorney as cited on 10/26/2017. No further bankruptcy information available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615353	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	01/13/2018	Owner Occupied	Good	Yes	Yes	12/21/2015	Not attempting to contact the borrower	Borrower advised that the interest rate increased and she wanted a fixed rate rep advised to refi the loan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/21/2015.  Borrower advised that the interest rate increased and she wanted a fixed rate rep advised to refi the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615354	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	04/28/2017	Ongoing dialogue with borrower	Borrower scheduled a payments for 04/28/2017 and 05/05/2017 and stated curtailment of income.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/28/2017.  Borrower scheduled a payments for 04/28/2017 and 05/05/2017 and stated curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615358	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615360	MI ACTIVE	Performing	01/31/2018	10/04/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615366	Performing	01/31/2018	10/14/2017	N/A	0	1	01/13/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments reflect a HAMP recast/reamortization was completed on 02/24/2017.	Comments reflect a HAMP recast/reamortization was completed on 02/24/2017.
202615367	Performing	01/31/2018	10/06/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615369	Performing	01/31/2018	10/03/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Loan was cited no longer eligible for the 6th year HAMP incentive as a valid Dodd Frank is not on file.	Loan was cited no longer eligible for the 6th year HAMP incentive as a valid Dodd Frank is not on file.
202615372	Performing	01/31/2018	10/12/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	10/04/2016	Not attempting to contact the borrower	Borrower made promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/04/2016.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615373	Performing	01/31/2018	10/30/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	07/19/2016	Not attempting to contact the borrower	Borrower called to make a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/19/2016.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615377	Performing	01/31/2018	10/03/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	02/05/2015	Not attempting to contact the borrower	At last contact, the borrower called in to get a copy of the 2014 1098 statement.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/05/2015.  At last contact, the borrower called in to get a copy of the 2014 1098 statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615379	Performing	01/31/2018	10/16/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615383	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 10/20/2017 reflects recast offer was mailed to borrower.	Comment dated 10/20/2017 reflects recast offer was mailed to borrower.
202615384	Performing	01/31/2018	10/12/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	09/02/2016	Not attempting to contact the borrower	The borrower contacted the servicer on 09/02/2016 to authorize a payment in the amount of $1,274.82, to be drafted on 09/17/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/02/2016.  The borrower contacted the servicer on 09/02/2016 to authorize a payment in the amount of $1,274.82, to be drafted on 09/17/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615385	Performing	01/31/2018	12/08/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615386	Performing	01/31/2018	10/13/2017	N/A	0	1	01/23/2018	UTD	UTD	Yes	Yes	08/23/2017	Ongoing dialogue with borrower	Borrower made promise to pay of $76.06.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/23/2017.  Borrower made promise to pay of $76.06.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615392	Performing	01/31/2018	10/16/2017	N/A	0	1	05/22/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615393	Performing	01/31/2018	12/02/2017	N/A	0	1	11/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615397	Performing	01/31/2018	10/02/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	04/01/2015	Contact attempts - however unable to contact borrower	Servicer received call from borrower inquiring about their insurance and escrow.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/01/2015.  Servicer received call from borrower inquiring about their insurance and escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed on 08/31/2017 and loan was re-amortized after the curtailment on 08/25/2017.	HAMP recast was completed on 08/31/2017 and loan was re-amortized after the curtailment on 08/25/2017.
202615398	Performing	01/31/2018	10/04/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	07/22/2016	Not attempting to contact the borrower	The client processed a payment for the borrower.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/22/2016.  The client processed a payment for the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615400	Performing	01/31/2018	10/14/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615403	Performing	01/31/2018	12/02/2017	N/A	0	1	05/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615406	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	09/25/2015	Not attempting to contact the borrower	Agent advised borrower of modification decision letter sent 9/22/2015. Agent went over options available to borrower.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/28/2015	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/25/2015.  Agent advised borrower of modification decision letter sent 9/22/2015.  Agent went over options available to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615411	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	10/25/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615413	Performing	01/31/2018	10/02/2017	N/A	0	1	09/29/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615415	Performing	01/31/2018	10/12/2017	N/A	0	1	01/18/2018	Owner Occupied	Excellent	Yes	Yes	01/10/2018	Not attempting to contact the borrower	Spoke with the borrower and obtained a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/10/2018.  Spoke with the borrower and obtained a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615420	Performing	01/31/2018	10/25/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	03/24/2017	Contact attempts - however unable to contact borrower	Customer accepted promise to pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/24/2017.  Customer accepted promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615427	Performing	01/31/2018	10/27/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615428	Performing	01/31/2018	10/06/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	09/01/2015	Not attempting to contact the borrower	Customer wanted to know if could fax over DODD FRANK for incentive program. Called customer care and was advised to have customer still fax.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/04/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/01/2015.  Customer wanted to know if could fax over DODD FRANK for incentive program. Called customer care and was advised to have customer still fax.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615429	Performing	01/31/2018	12/14/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	01/06/2017	Not attempting to contact the borrower	Servicer contacted borrower for payment on account. Borrower made a promise to pay $1422.56 on 01/14/2017. Payment will be made within the grace period, no RFD provided. Notes indicate a discharged bankruptcy on account, no further bankruptcy details provided.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	No	Noted 01/06/2017 discharged bankruptcy noted on account, no further details of bankruptcy case were provided. Unable to determine date of discharge.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/06/2017.  Servicer contacted borrower for payment on account. Borrower made a promise to pay $1422.56 on 01/14/2017. Payment will be made within the grace period, no RFD provided. Notes indicate a discharged bankruptcy on account, no further bankruptcy details provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number UTD.  The most recent bankruptcy status is discharged.  Noted 01/06/2017 discharged bankruptcy noted on account, no further details of bankruptcy case were provided. Unable to determine date of discharge.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615434	Performing	01/31/2018	10/24/2017	N/A	0	1	01/19/2018	Owner Occupied	UTD	Yes	Yes	03/28/2016	Contact attempts - however unable to contact borrower	Borrower called in and advised monthly payment is too high. Advised borrower of negative escrow and that we can look into an option of stretching the negative amount over a longer period of time. Also advised of interest rate change in December 2016 thus increasing the payment again. Transferred to customer care. Borrower advised reason for delinquency is curtailment of income. Borrower accepted promise to pay and advised late charge impact.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	A check for $10,553.88 was sent by the insurance company and endorsed by the branch on 11/17/2017. On 11/7/2017, the servicer received notification of $4039.00 being paid directly to the contractor. The date of loss was on 7/15/2017 due to water damage. Claim classified as enhanced endorse and release and will require an inspection to close the claim.	Water	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/28/2016.  Borrower called in and advised monthly payment is too high.  Advised borrower of negative escrow and that we can look into an option of stretching the negative amount over a longer period of time.  Also advised of interest rate change in December 2016 thus increasing the payment again.  Transferred to customer care.  Borrower advised reason for delinquency is curtailment of income.  Borrower accepted promise to pay and advised late charge impact.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A check for $10,553.88 was sent by the insurance company and endorsed by the branch on 11/17/2017.  On 11/7/2017, the servicer received notification of $4039.00 being paid directly to the contractor.  The date of loss was on 7/15/2017 due to water damage. Claim classified as enhanced endorse and release and will require an inspection to close the claim.  The damage repair amount is estimated at $14,592.88.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Comment dated 05/09/2017 reflects that the borrower is no longer eligible for the HAMP 6 year incentive. Valid Dodd Frank Certificate not on file.

Comments on 08/16/2017 indicated a claim was classified as non-monitored. The comments do not provide details on the damages or the claim check received. There is no additional mention of the claim or there being damages to the property.	Comment dated 05/09/2017 reflects that the borrower is no longer eligible for the HAMP 6 year incentive. Valid Dodd Frank Certificate not on file.

Comments on 08/16/2017 indicated a claim was classified as non-monitored. The comments do not provide details on the damages or the claim check received. There is no additional mention of the claim or there being damages to the property.
202615435	Performing	01/31/2018	12/29/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615440	Performing	01/31/2018	10/09/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	10/25/2017	Ongoing dialogue with borrower	Customer one wanted to know what their max interest rate will be, transferred to customer care for further assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/25/2017.  Customer one wanted to know what their max interest rate will be, transferred to customer care for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615443	MI ACTIVE	Performing	01/31/2018	12/01/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	09/16/2015	Not attempting to contact the borrower	Talk to borrower two, called in regards to verifying premium payment for 8/11/14.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/16/2015.  Talk to borrower two, called in regards to verifying premium payment for  8/11/14.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615445	Performing	01/31/2018	10/10/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615446	Performing	01/31/2018	10/03/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615447	Performing	01/31/2018	10/16/2017	N/A	0	1	10/31/2017	Owner Occupied	UTD	Yes	Yes	05/26/2016	Not attempting to contact the borrower	Borrower promise to pay $1,734.06 on 05/28/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/26/2016.  Borrower promise to pay $1,734.06 on 05/28/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615449	Performing	01/31/2018	12/09/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615450	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615452	Performing	01/31/2018	10/16/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	06/19/2017	Not attempting to contact the borrower	Borrower promise to pay $1,752.61 on 06/19/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/19/2017.  Borrower promise to pay $1,752.61 on 06/19/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615453	Performing	01/31/2018	10/11/2017	N/A	0	1	12/11/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615457	Performing	01/31/2018	10/10/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	03/21/2016	Not attempting to contact the borrower	The borrower called in to advise changed insurance carrier.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	03/23/2016	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/21/2016.  The borrower called in to advise changed insurance carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615458	Performing	01/31/2018	10/05/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	10/13/2016	Not attempting to contact the borrower	Spoke with the borrower active bankruptcy consented to interview borrower is still interested in mod advised will send docs.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/13/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/13/2016.  Spoke with the borrower active bankruptcy consented to interview borrower is still interested in mod advised will send docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615459	Performing	01/31/2018	12/04/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	10/30/2017	Not attempting to contact the borrower	Spouse called in to get information about refinancing the loan. Customer sent memo to authorize 3rd party on account	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/30/2017.  Spouse called in to get information about refinancing the loan.
Customer sent memo to authorize 3rd party on account
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615465	Performing	01/31/2018	10/03/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615466	Performing	01/31/2018	12/15/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615472	Performing	01/31/2018	10/05/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615474	Performing	01/31/2018	12/15/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	03/31/2015	Not attempting to contact the borrower	Call regarding insurance	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/31/2015.  Call regarding insurance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615475	Performing	01/31/2018	10/02/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615484	MI ACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	10/27/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615488	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	03/09/2016	Not attempting to contact the borrower	Borrower called in to discuss a modification for the loan again. I explained how it works, then the borrower stated will call to refinance the 1st mortgage again.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/09/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/09/2016.  Borrower called in to discuss a modification for the loan again. I explained how it works, then the borrower stated will call to refinance the 1st mortgage again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615490	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	11/13/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615491	MI ACTIVE	Performing	01/31/2018	11/24/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 11/24/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 05/20/2016.  The dispute type is Verbal and the reason is Payment Dispute.  Unable to determine if the dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputing credit reporting between September 2009 through February 2010. Borrower stats they were advised not make payments during modification review and trial period.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615492	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	08/28/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615493	MI INACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/19/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615495	Performing	01/31/2018	10/12/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	01/17/2017	Ongoing dialogue with borrower	Outbound call: spoke to borrower, who consented to Early Resolution interview. Reason for default not obtained.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	01/17/2017	No	Retention	Yes	1	No	No	Commentary on 1/17/2017 indicates that there was a bankruptcy removed. No additional details provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/17/2017.  Outbound call: spoke to borrower, who consented to Early Resolution interview. Reason for default not obtained.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Commentary on 1/17/2017 indicates that there was a bankruptcy removed. No additional details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615496	Performing	01/31/2018	10/26/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615497	Performing	01/31/2018	12/17/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	03/01/2016	Not attempting to contact the borrower	Borrower called in and requested a copy of their final modification given to them in 2010.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/29/2016	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/01/2016.  Borrower called in and requested a copy of their final modification given to them in 2010.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615500	Performing	01/31/2018	10/10/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615502	Performing	01/31/2018	10/16/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615506	Performing	01/31/2018	10/03/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	11/09/2017	Not attempting to contact the borrower	A misdirected call was received from the borrower and transferred.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/09/2017.  A misdirected call was received from the borrower and transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615509	Performing	01/31/2018	12/08/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	05/01/2017	Not attempting to contact the borrower	Borrower called to check the status of the loan	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/01/2017.  Borrower called to check the status of the loan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Chapter 13 bankruptcy NUMBER 11-24983 abandoned by trustee and dismissed 5/8/2017.	Chapter 13 bankruptcy XXX abandoned by trustee and dismissed 5/8/2017.
202615511	Performing	01/31/2018	10/10/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615520	Performing	01/31/2018	10/06/2017	N/A	0	1	08/02/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615523	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	02/06/2018	Occupied-UTD	UTD	Yes	Yes	05/04/2015	Not attempting to contact the borrower	Borrower called with questions about an Insurance Refund check received. Representative advised it was probably for an over payment. The Borrower recently changed insurance. Borrower also opted out for Mortgage Assistance.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/04/2015	No	Retention	Yes	0	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2015.  Borrower called with questions about an Insurance Refund check received.  Representative advised it was probably for an over payment. The Borrower recently changed insurance. Borrower also opted out for Mortgage Assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The borrower called after the 1/31/2018 cutoff date on 2/5/2018 inquiring about Homeowner’s insurance cancellation. The cancellation was due to the borrower changing insurers.	The borrower called after the 1/31/2018 cutoff date on 2/5/2018 inquiring about Homeowner’s insurance cancellation. The cancellation was due to the borrower changing insurers.
202615524	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615526	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615529	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	12/22/2017	Not attempting to contact the borrower	authorized third party called in to discuss PMI concerns. Third party wants to review the issue with the borrowers.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	UTD	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/22/2017.  authorized third party called in to discuss PMI concerns.  Third party wants to review the issue with the borrowers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615531	Performing	01/31/2018	10/26/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615534	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	03/22/2017	Not attempting to contact the borrower	Borrower called in to discuss mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/22/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/22/2017.  Borrower called in to discuss mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615538	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	06/28/2017	Not attempting to contact the borrower	Spoke with borrower placed on hold borrower hung up.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/28/2017.  Spoke with borrower placed on hold borrower hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615540	Performing	01/31/2018	10/20/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615541	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615542	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	08/08/2017	Not attempting to contact the borrower	The borrower inquired about payment assistance; borrower indicated is not working and received disability.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/08/2017.  The borrower inquired about payment assistance; borrower indicated is not working and received disability.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615543	Performing	01/31/2018	10/02/2017	N/A	0	1	09/12/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615545	Performing	01/31/2018	10/14/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615547	MI ACTIVE	Performing	01/31/2018	09/30/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615552	Performing	01/31/2018	10/21/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	06/25/2015	Not attempting to contact the borrower	Servicer spoke to borrower who consented to proceed with ER interview.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/25/2015.  Servicer spoke to borrower who consented to proceed with ER interview.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615554	Performing	01/31/2018	10/02/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	12/21/2017	Not attempting to contact the borrower	Spoke with agent and verified insurance. Advised of the payment details.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Yes	HAMP Mod	10/16/2015	No	Retention	No	On 1/10/2018, the servicer approved their branch to endorse an insurance claim check for $13,884.60 for damages occurring on 9/10/2017. The claim is classified as enhanced endorse and release and requires an inspection to close the claim. The details of the damage were not provided.	Other Natural Causes	Not Started	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/21/2017.  Spoke with agent and verified insurance. Advised of the payment details.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On 1/10/2018, the servicer approved their branch to endorse an insurance claim check for $13,884.60 for damages occurring on 9/10/2017.  The claim is classified as enhanced endorse and release and requires an inspection to close the claim.  The details of the damage were not provided.  The damage repair amount is estimated at $13,884.60.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615556	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	02/15/2016	Not attempting to contact the borrower	Borrower promise to pay on 02/18/2016 the amount of $1,433.49.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/15/2016.  Borrower promise to pay on 02/18/2016 the amount of $1,433.49.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615558	Performing	01/31/2018	12/15/2017	N/A	0	1	12/15/2017	Owner Occupied	UTD	Yes	Yes	12/04/2015	Not attempting to contact the borrower	The borrower accepted terms of a promise to pay in the amount of $1504.44 for 12/31/2015.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	Noted on 12/04/2015 reference of a discharged bankruptcy, no further details provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/04/2015.  The borrower accepted terms of a promise to pay in the amount of $1504.44 for 12/31/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Noted on 12/04/2015 reference of a discharged bankruptcy, no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615561	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	12/21/2015	Not attempting to contact the borrower	The borrower called in regarding a letter they received in response to homeowners insurance. Advised the letter was sent due to two payments due for the policy.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	Yes	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/21/2015.  The borrower called in regarding a letter they received in response to homeowners insurance. Advised the letter was sent due to two payments due for the policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A payoff quote was completed on 01/12/2018.	A payoff quote was completed on 01/12/2018.
202615563	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615564	Performing	01/31/2018	10/11/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	11/10/2014	Not attempting to contact the borrower	The borrower promised to make a payment in the amount of $2275.80 by 11/22/2014.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/10/2014.  The borrower promised to make a payment in the amount of $2275.80 by 11/22/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615565	Performing	01/31/2018	12/06/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	04/20/2016	Not attempting to contact the borrower	The servicer informed the borrower on 04/20/2016 that the insurance payment in the amount of $722 was sent on 04/14/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/20/2016.  The servicer informed the borrower on 04/20/2016 that the insurance payment in the amount of $722 was sent on 04/14/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615569	MI ACTIVE	Performing	01/31/2018	10/20/2017	N/A	0	1	01/26/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615572	Performing	01/31/2018	10/30/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615573	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2017	UTD	UTD	Yes	Yes	06/22/2017	Not attempting to contact the borrower	Inbound call. Agent spoke to borrower who accepted a promise to pay for 06/23/2017 in the amount of $3068.30. Borrower advised primary reason for default was due to curtailment of income.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/22/2017.  Inbound call. Agent spoke to borrower who accepted a promise to pay for 06/23/2017 in the amount of $3068.30. Borrower advised primary reason for default was due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615575	Performing	01/31/2018	10/16/2017	N/A	0	1	02/06/2018	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 07/21/2017 reflects recast offer mailed to borrower.	Comment dated 07/21/2017 reflects recast offer mailed to borrower.
202615577	Performing	01/31/2018	12/02/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615578	Performing	01/31/2018	12/01/2017	N/A	0	1	12/27/2017	Owner Occupied	Good	Yes	Yes	12/19/2017	Not attempting to contact the borrower	Borrower is had some general questions and stated she will send in her October and November statement.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	10/13/2017	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/19/2017.  Borrower is had some general questions and stated she will send in her October and November statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Notes indicate that Borrower’s Spouse is deceased. Representative requested Death Certificate 10/13/2017. No date of death noted.	Notes indicate that Borrower’s Spouse is deceased. Representative requested Death Certificate 10/13/2017. No date of death noted.
202615579	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Excellent	Yes	Yes	07/22/2016	Not attempting to contact the borrower	The authorized party called to inquiry about the next payment, the agent advised August.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/22/2016.  The authorized party called to inquiry about the next payment, the agent advised August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615581	Performing	01/31/2018	10/28/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615583	Performing	01/31/2018	10/03/2017	N/A	0	1	01/13/2018	UTD	UTD	Yes	Yes	08/21/2015	Not attempting to contact the borrower	The borrower called in regarding payment to the insurance company. The agent called insurance company and they were closed. The borrower stated they would follow up with insurance company.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/21/2015.  The borrower called in regarding payment to the insurance company. The agent called insurance company and they were closed. The borrower stated they would follow up with insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 02/23/2017 reflects recast offer was mailed to borrower. No evidence borrower responded to offer.	Comment dated 02/23/2017 reflects recast offer was mailed to borrower. No evidence borrower responded to offer.
202615586	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	10/12/2017	Not attempting to contact the borrower	The borrower verbally opted out of loss mitigation.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/12/2017	Yes	N/A	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/12/2017.  The borrower verbally opted out of loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615588	Performing	01/31/2018	10/14/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	10/14/2017	Not attempting to contact the borrower	The borrower called in to set up a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/14/2017.  The borrower called in to set up a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615591	Performing	01/31/2018	10/06/2017	N/A	0	1	01/05/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615594	Performing	01/31/2018	10/13/2017	N/A	0	1	01/17/2018	Occupied-UTD	Excellent	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202615601	MI ACTIVE	Performing	01/31/2018	10/04/2017	N/A	0	1	06/26/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615602	Performing	01/31/2018	12/01/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Modification effective 9/1/2010	Modification effective 9/1/2010
202615603	Performing	01/31/2018	10/05/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast completed 8/31/2017	HAMP recast completed 8/31/2017
202615612	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/05/2018	Occupied-UTD	UTD	Yes	Yes	12/04/2014	Not attempting to contact the borrower	A comment dated 12/04/2014 states the borrower made contact to make a payment,	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	There is little information located in the commentary pertaining to the bankruptcy.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/04/2014.  A comment dated 12/04/2014 states the borrower made contact to make a payment,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  There is little information located in the commentary pertaining to the bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202615613	Performing	01/31/2018	12/04/2017	N/A	0	1	01/31/2018	Occupied-UTD	UTD	Yes	Yes	10/12/2017	Not attempting to contact the borrower	The Authorized Third Party called and general questions were answered.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/12/2017.  The Authorized Third Party called and general questions were answered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202615614	Performing	01/31/2018	10/23/2017	N/A	0	1	12/29/2017	Owner Occupied	UTD	Yes	Yes	07/10/2015	Not attempting to contact the borrower	The borrower called in to advise sending in the death certificate for the co-borrower.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/10/2015.  The borrower called in to advise sending in the death certificate for the co-borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615615	MI ACTIVE	Performing	01/31/2018	10/12/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615617	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	01/17/2018	Owner Occupied	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615619	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615624	Performing	01/31/2018	10/06/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	09/01/2015	Not attempting to contact the borrower	Commentary states spoke with borrower regarding status of account and borrower requested to confirm if Dodd Frank document was received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/01/2015.  Commentary states spoke with borrower regarding status of account and borrower requested to confirm if Dodd Frank document was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615625	Performing	01/31/2018	10/10/2017	N/A	0	1	04/25/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615631	Performing	01/31/2018	10/10/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615641	Performing	01/31/2018	10/02/2017	N/A	0	1	12/14/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615642	Performing	01/31/2018	10/04/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	03/16/2016	Contact attempts - however unable to contact borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	There is evidence of an unknown Chapter of bankruptcy that was filed on an unknown date with an unknown closed status. There is evidence of a Proof of Claim filed, however no information is provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/16/2016.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  There is evidence of an unknown Chapter of bankruptcy that was filed on an unknown date with an unknown closed status. There is evidence of a Proof of Claim filed, however no information is provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615643	Performing	01/31/2018	10/13/2017	N/A	0	1	01/17/2018	Owner Occupied	Good	Yes	Yes	09/24/2015	Ongoing dialogue with borrower	borrower advised that payment has not been applied rep made a 3 way call to have the payment applied.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/24/2015.  borrower advised that payment has not been applied rep made a 3 way call to have the payment applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615646	Performing	01/31/2018	10/09/2017	N/A	0	1	07/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615647	Performing	01/31/2018	10/09/2017	N/A	0	1	01/19/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615653	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615657	Performing	01/31/2018	10/23/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202615659	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	01/31/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615664	Performing	01/31/2018	10/10/2017	N/A	0	1	01/31/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202615669	Performing	01/31/2018	12/03/2017	N/A	0	1	05/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The comments indicated the loan was previously modified.	The comments indicated the loan was previously modified.
202615672	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	01/18/2017	Not attempting to contact the borrower	Borrower responded to letter received. Borrower stated they wanted to confirm their policy is with XXX and XXX. Servicer advised they show old carrier as XXX. Borrower stated they cancelled the policy with xxx Servicer advised xxx has been updated.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/18/2017.  Borrower responded to letter received.  Borrower stated they wanted to confirm their policy is with XXX and XXX. Servicer advised they show old carrier as XXX.  Borrower stated they cancelled the policy with XXX.  Servicer advised XXX has been updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202629231	Performing	01/31/2018	10/11/2017	N/A	0	1	11/21/2017	Occupied-UTD	UTD	Yes	Yes	11/21/2017	Not attempting to contact the borrower	Spoke to the borrower. Verified telephone number and address.The borrower was transferred to make a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/21/2017.  Spoke to the borrower.  Verified telephone number and address.The borrower was transferred to make a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed on 04/21/2017.	Recast offer was mailed on 04/21/2017.
202629233	Performing	01/31/2018	12/02/2017	N/A	0	1	09/04/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202629236	Performing	01/31/2018	10/13/2017	N/A	0	1	12/13/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202629237	MI ACTIVE	Performing	01/31/2018	12/01/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202629240	Performing	01/31/2018	10/30/2017	N/A	0	1	02/07/2018	Non-Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202629245	Performing	01/31/2018	10/13/2017	N/A	0	1	01/22/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202629246	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	07/17/2017	Not attempting to contact the borrower	Last contact with the borrower removed the bankruptcy plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/17/2017.  Last contact with the borrower removed the bankruptcy plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202629247	Performing	01/31/2018	12/16/2017	N/A	0	1	01/20/2018	UTD	UTD	Yes	Yes	08/09/2016	Not attempting to contact the borrower	The borrower called inquire about the interest rate as they thought they had a 30 year fixed loan. The servicer stated they would transfer the borrower to Customer Care.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/09/2016.  The borrower called inquire about the interest rate as they thought they had a 30 year fixed loan.  The servicer stated they would transfer the borrower to Customer Care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-32906.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/25/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202629250	Performing	01/31/2018	10/30/2017	N/A	0	1	01/23/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202629254	Performing	01/31/2018	10/06/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202629256	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202629257	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 5/8/2017 states the loan is no longer eligible for 6th year HAMP Incentive - Valid Dodd Frank Certificate not on file.	Comment dated 5/8/2017 states the loan is no longer eligible for 6th year HAMP Incentive - Valid Dodd Frank Certificate not on file.
202629262	Performing	01/31/2018	10/03/2017	N/A	0	1	02/03/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-33406.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/11/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202629263	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202629266	Performing	01/31/2018	10/10/2017	N/A	0	1	09/29/2017	Owner Occupied	UTD	Yes	Yes	11/14/2016	Not attempting to contact the borrower	Representative updated the borrower’s homeowners insurance information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/14/2016.  Representative updated the borrower’s homeowners insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202629272	Performing	01/31/2018	10/30/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202629273	Performing	01/31/2018	12/02/2017	N/A	0	1	12/04/2017	Owner Occupied	UTD	Yes	Yes	10/03/2017	Ongoing dialogue with borrower	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/03/2017.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/03/2017.  The dispute type is Verbal and the reason is Recast exception timeframe.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the time frame in sending back the recast offer.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202672970	Performing	01/31/2018	10/13/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202672979	Performing	01/31/2018	10/16/2017	N/A	0	1	01/17/2018	Owner Occupied	Good	Yes	Yes	02/13/2015	Not attempting to contact the borrower	Borrower stated cannot commit to pay. Borrower interested in mortgage assistance. Took borrowers financial and advised of the documents needed to process for mortgage assistance. Borrower made a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	02/13/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/13/2015.  Borrower stated cannot commit to pay. Borrower interested in mortgage assistance. Took borrowers financial and advised of the documents needed to process for mortgage assistance. Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202672985	Performing	01/31/2018	12/07/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	11/08/2017	Not attempting to contact the borrower	At last contact, the borrower called in and promised to pay $762.35 on 11/8/2017.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	No	Comments referenced a previously discharged bankruptcy; there was no specific date provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/08/2017.  At last contact, the borrower called in and promised to pay $762.35 on 11/8/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments referenced a previously discharged bankruptcy; there was no specific date provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202672988	MI ACTIVE	Performing	01/31/2018	09/30/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	12/31/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/31/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202672994	Performing	01/31/2018	10/16/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	06/13/2017	Not attempting to contact the borrower	Letter was received on multiple policies advised insurance status and to place refund back into the escrow account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/13/2017.  Letter was received on multiple policies advised insurance status and to place refund back into the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673014	MI INACTIVE	Performing	01/31/2018	10/18/2017	N/A	0	1	01/31/2018	Owner Occupied	Good	Yes	Yes	11/18/2016	Contact attempts - however unable to contact borrower	Spoke with the borrower who stated need legal documents from the file to present to the Bank for refinancing. Borrower stated deadline is end of month, 11/30/2016. Agent stated will research and get back within 24 - 48 hours.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/18/2016.  Spoke with the borrower who stated need legal documents from the file to present to the Bank for refinancing. Borrower stated deadline is end of month, 11/30/2016. Agent stated will research and get back within 24 - 48 hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673056	Performing	01/31/2018	12/11/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673062	Performing	01/31/2018	10/18/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	01/12/2018	Ongoing dialogue with borrower	Borrower called in to make a payment in the amount of $1687.15.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	09/26/2017	No	Retention	No	Current	Formal (Written)	09/19/2017	$0.00	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2018.  Borrower called in to make a payment in the amount of $1687.15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673065	Performing	01/31/2018	10/02/2017	N/A	0	1	02/07/2018	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673076	Performing	01/31/2018	12/16/2017	N/A	0	1	10/06/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673078	Performing	01/31/2018	10/28/2017	N/A	0	1	12/19/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A payoff quote was generated on 11/07/2017.	A payoff quote was generated on 11/07/2017.
202673082	Performing	01/31/2018	10/03/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673099	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	Non-Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202673102	Performing	01/31/2018	10/16/2017	N/A	0	1	01/19/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673112	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673124	Performing	01/31/2018	10/05/2017	N/A	0	1	03/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673128	Performing	01/31/2018	10/10/2017	N/A	0	1	06/08/2017	Owner Occupied	UTD	Yes	Yes	07/01/2016	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/01/2016.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673130	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	11/25/2015	Not attempting to contact the borrower	Brr called to get insurance policy info	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/25/2015.  Brr called to get insurance policy info
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673140	Performing	01/31/2018	10/03/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Non-Retention	Yes	1	An insurance claim check in the amount of $3,560.65 was received on 11/10/2017 for wind damage on 09/10/2017. Repairs have not yet been started. The claim was classified as non-monitored and was endorsed and released on 11/17/2017.	Wind	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  An insurance claim check in the amount of $3,560.65 was received on 11/10/2017 for wind damage on 09/10/2017. Repairs have not yet been started.  The claim was classified as non-monitored and was endorsed and released on 11/17/2017.  The damage repair amount is estimated at $3,560.65.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673142	Performing	01/31/2018	10/16/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673146	Performing	01/31/2018	10/10/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	12/18/2017	Ongoing dialogue with borrower	At last contact, the borrower was called and promised to pay $1016.75 on 1218/2017. The borrower stated the reason for the delinquency as Curtailment of Income.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/18/2017.  At last contact, the borrower was called and promised to pay $1016.75 on 1218/2017.  The borrower stated the reason for the delinquency as Curtailment of Income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202673152	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The commentary dated 07/17/2017 states all borrower’s are deceased. No further information was provided.	The commentary dated 07/17/2017 states all borrower’s are deceased. No further information was provided.
202673155	Performing	01/31/2018	10/14/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673156	Performing	01/31/2018	10/11/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673159	Performing	01/31/2018	10/30/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	01/29/2018	Contact attempts - however unable to contact borrower	The borrower accepted a promise to pay and cited curtailment of income as the reason for default.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/29/2018.  The borrower accepted a promise to pay and cited curtailment of income as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673164	Performing	01/31/2018	10/17/2017	N/A	0	1	01/19/2018	Owner Occupied	Good	Yes	Yes	12/16/2014	Not attempting to contact the borrower	Borrower stated payment made online. Occupied, condition good.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/12/2014	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2014.  Borrower stated payment made online.  Occupied, condition good.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673168	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	05/02/2017	Not attempting to contact the borrower	The borrower called in regarding the interest rate cap and cited the reason for default as curtailment of income. A payoff quote was completed on 11/02/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/02/2017.  The borrower called in regarding the interest rate cap and cited the reason for default as curtailment of income.  A payoff quote was completed on 11/02/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673169	Performing	01/31/2018	10/06/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	02/13/2017	Not attempting to contact the borrower	Borrower is lo longer interested in loss mitigation; but made a promise to pay on the loan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/13/2017	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/13/2017.  Borrower is lo longer interested in loss mitigation; but made a promise to pay on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast effective for 01/01/2017 was completed on 12/30/2016.	A HAMP recast effective for 01/01/2017 was completed on 12/30/2016.
202673181	Performing	01/31/2018	09/29/2017	N/A	0	1	02/02/2018	Occupied-UTD	UTD	Yes	Yes	02/12/2016	Not attempting to contact the borrower	A comment dated 02/12/2016 states borrower made contact to verify payment amount.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/12/2016.  A comment dated 02/12/2016 states borrower made contact to verify payment amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202673186	Performing	01/31/2018	10/11/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	06/06/2017	Not attempting to contact the borrower	Borrower called in and needed Spanish speaking rep attempted to transfer to Spanish department but call was dropped.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/06/2017.  Borrower called in and  needed Spanish speaking rep attempted to transfer to Spanish department but call was dropped.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673191	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673192	Performing	01/31/2018	10/11/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-71105.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/16/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673193	Performing	01/31/2018	10/04/2017	N/A	0	1	11/06/2017	UTD	UTD	Yes	Yes	05/15/2017	Not attempting to contact the borrower	Misdirected call. Borrower had payment questions.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/15/2017.  Misdirected call. Borrower had payment questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673195	Performing	01/31/2018	10/21/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/21/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673198	Performing	01/31/2018	10/11/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673202	Performing	01/31/2018	10/04/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673208	Performing	01/31/2018	10/20/2017	N/A	0	1	01/20/2018	UTD	UTD	Yes	Yes	09/20/2017	Not attempting to contact the borrower	Borrower called in for insurance information.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/20/2017.  Borrower called in for insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-27165.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/01/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 11/30/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673213	Performing	01/31/2018	10/17/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673224	Performing	01/31/2018	10/05/2017	N/A	0	1	08/21/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673236	MI ACTIVE	Performing	01/31/2018	10/05/2017	N/A	0	1	10/31/2017	Occupied-UTD	UTD	Yes	Yes	08/20/2015	Not attempting to contact the borrower	Borrower called in with questions regarding a HAMP letter.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	08/20/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/20/2015.  Borrower called in with questions regarding a HAMP letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202673244	Performing	01/31/2018	10/26/2017	N/A	0	1	01/23/2018	Owner Occupied	UTD	Yes	Yes	12/14/2014	Not attempting to contact the borrower	The borrower called and requested to opt out of review for mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/14/2014.  The borrower called and requested to opt out of review for mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: EDI RECEIVED XXX FIRE & CASUALTY, POLICY 98B0P1797, PREM DUE 1922.00. SUSPENDED DUE TO PAYMENT WILL BE MADE THROUGH 820 DAILY WIRE PROCESS. BATCH 942595 11/24/2017	EDI RECEIVED XXX FIRE & CASUALTY, POLICY XXX PREM DUE 1922.00. SUSPENDED DUE TO PAYMENT WILL BE MADE THROUGH 820 DAILY WIRE PROCESS. BATCH XXX 11/24/2017
202673252	MI ACTIVE	Performing	01/31/2018	10/23/2017	N/A	0	1	12/04/2017	UTD	UTD	Yes	Yes	06/29/2015	Not attempting to contact the borrower	Borrower has questions concerning Escrow and and old insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/29/2015.  Borrower has questions concerning Escrow and and old insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673254	Performing	01/31/2018	10/02/2017	N/A	0	1	07/18/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673257	Performing	01/31/2018	10/10/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	03/15/2017	Not attempting to contact the borrower	Borrower called to make payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/15/2017.  Borrower called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673259	Performing	01/31/2018	10/11/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202673260	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673266	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	07/15/2016	Ongoing dialogue with borrower	Spoke with borrower, provided the total amount due, borrower accepted promise to pay plan.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	UTD	Comments reflect discharged bankruptcy but does not specify information on it.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/15/2016.  Spoke with borrower, provided the total amount due, borrower accepted promise to pay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect discharged bankruptcy but does not specify information on it.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673268	Performing	01/31/2018	12/30/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673273	Performing	01/31/2018	10/14/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	01/15/2018	Ongoing dialogue with borrower	The borrower made a payment via fast pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/15/2018.  The borrower made a payment via fast pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673276	Performing	01/31/2018	10/11/2017	N/A	0	1	12/13/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673279	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673281	Performing	01/31/2018	10/17/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	06/28/2016	Not attempting to contact the borrower	A comment dated 06/28/2016 states the borrower made contact to inquire about the anniversary dated of the modification incentive.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/28/2016.  A comment dated 06/28/2016 states the borrower made contact to inquire about the anniversary dated of the modification incentive.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673282	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673287	Performing	01/31/2018	10/16/2017	N/A	0	1	05/09/2017	UTD	Yes	Yes	04/27/2017	Not attempting to contact the borrower	Borrower called to find out why payment increased.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/27/2017.  Borrower called to find out why payment increased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.
ADDITIONAL INFORMATION: N/A
202673294	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673301	Performing	01/31/2018	10/25/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673308	Performing	01/31/2018	10/11/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673309	Performing	01/31/2018	10/05/2017	N/A	0	1	07/21/2017	Owner Occupied	UTD	Yes	Yes	03/03/2016	Not attempting to contact the borrower	Borrower called in to cancel their payment since they have a new account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/03/2016.  Borrower called in to cancel their payment since they have a new account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673312	Performing	01/31/2018	10/09/2017	N/A	0	1	12/21/2016	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673313	Performing	01/31/2018	10/16/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	09/18/2015	Not attempting to contact the borrower	Borrower stated they over-nighted a check today.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/18/2015.  Borrower stated they over-nighted a check today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673317	Performing	01/31/2018	10/04/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	03/17/2015	Not attempting to contact the borrower	A comment dated 03/17/2015 states contact was made with the borrower and agreed to enter into a promise to pay agreement.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/17/2015.  A comment dated 03/17/2015 states contact was made with the borrower and agreed to enter into a promise to pay agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast effective for 10/01/2016 was completed on 11/04/2016.	A HAMP recast effective for 10/01/2016 was completed on 11/04/2016.
202673320	Performing	01/31/2018	10/04/2017	N/A	0	1	11/13/2017	UTD	UTD	Yes	Yes	01/23/2017	Not attempting to contact the borrower	Per commentary dated for 01/23/2017, contact was made with borrower to arrange payment date.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/23/2017.  Per commentary dated for 01/23/2017, contact was made with borrower to arrange payment date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673324	Performing	01/31/2018	10/17/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	02/12/2015	Not attempting to contact the borrower	The borrower and the client discussed the final draw check.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/12/2015.  The borrower and the client discussed the final draw check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673325	Performing	01/31/2018	10/17/2017	N/A	0	1	01/30/2018	Owner Occupied	Good	Yes	Yes	07/17/2017	Not attempting to contact the borrower	Per commentary dated for 07/17/2017, borrower called in to make payment arrangements.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/17/2017.  Per commentary dated for 07/17/2017, borrower called in to make payment arrangements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673326	Performing	01/31/2018	10/03/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673333	Performing	01/31/2018	10/16/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	08/17/2015	Not attempting to contact the borrower	Borrower called in regards to questions about modification incentives but the call got interrupted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/17/2015.  Borrower called in regards to questions about modification incentives but the call got interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673334	Performing	01/31/2018	12/14/2017	N/A	0	1	01/15/2018	Owner Occupied	Excellent	Yes	Yes	11/13/2017	Not attempting to contact the borrower	At last contact the borrower called in and promised to pay $1115.69 on 11/13/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/13/2017.  At last contact the borrower called in and promised to pay $1115.69 on 11/13/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673338	Performing	01/31/2018	10/31/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673340	Performing	01/31/2018	09/06/2017	N/A	0	1	09/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673345	Performing	01/31/2018	10/09/2017	N/A	0	1	01/02/2018	UTD	UTD	Yes	Yes	12/20/2017	Ongoing dialogue with borrower	Call received in response to an operation letter received regarding insurance and was advised the current insurance information was received and the premium was disbursed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/20/2017.  Call received in response to an operation letter received regarding insurance and was advised the current insurance information was received and the premium was disbursed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673346	Performing	01/31/2018	10/13/2017	N/A	0	1	02/03/2018	UTD	UTD	Yes	Yes	09/15/2017	Not attempting to contact the borrower	Servicer received call from authorized third party stating there was no major damage to the property, their job was affected but they can still issue partial payments and call was interrupted.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/15/2017.  Servicer received call from authorized third party stating there was no major damage to the property, their job was affected but they can still issue partial payments and call was interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Assumption package was mailed on 02/06/2017. Comment dated 11/28/2016 cites Maria De Los Angles Perez is the appointed executor of the estate. Both borrowers are cited as being deceased on 10/07/2016. Dates of dates are 10/01/2008 and 07/28/2016; with both death certificates on file.	Assumption package was mailed on 02/06/2017. Comment dated 11/28/2016 cites XXX is the appointed executor of the estate. Both borrowers are cited as being deceased on 10/07/2016. Dates of dates are 10/01/2008 and 07/28/2016; with both death certificates on file.
202673357	Performing	01/31/2018	10/13/2017	N/A	0	1	09/08/2017	Owner Occupied	UTD	Yes	Yes	Ongoing dialogue with borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673365	Performing	01/31/2018	10/07/2017	N/A	0	1	12/05/2017	Owner Occupied	UTD	Yes	Yes	02/26/2015	Not attempting to contact the borrower	The borrower requested an escrow account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/26/2015.  The borrower  requested an escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673379	Performing	01/31/2018	10/10/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	12/01/2015	Not attempting to contact the borrower	The borrower promised to make a payment in the amount of $2468.47 by 12/31/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/01/2015.  The borrower promised to make a payment in the amount of $2468.47 by 12/31/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673387	Performing	01/31/2018	10/16/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	10/09/2015	Not attempting to contact the borrower	Borrower called to make payment effective for 10/09/15.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/09/2015.  Borrower called to make payment effective for 10/09/15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/15/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673396	Performing	01/31/2018	10/05/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673398	Performing	01/31/2018	10/17/2017	N/A	0	1	01/23/2018	Owner Occupied	Good	Yes	Yes	01/13/2016	Contact attempts - however unable to contact borrower	Borrower called to schedule payment and declined the ACH offer.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/13/2016.  Borrower called to schedule payment and declined the ACH offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 05/22/2017 cites the loan is no longer eligible for recast offer as there is no valid Dodd Frank certificate on file.	Comment dated 05/22/2017 cites the loan is no longer eligible for recast offer as there is no valid Dodd Frank certificate on file.
202673399	Performing	01/31/2018	10/13/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	10/06/2016	Ongoing dialogue with borrower	Servicer contacted borrower in regards to their payment and borrower scheduled the payment. Comment dated 09/01/2016 shows borrower was interested in mortgage assistance and associate was not able to go over HAMP as borrower was at work.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2016.  Servicer contacted borrower in regards to their payment and borrower scheduled the payment. Comment dated 09/01/2016 shows borrower was interested in mortgage assistance and associate was not able to go over HAMP as borrower was at work.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673407	Performing	01/31/2018	10/23/2017	N/A	0	1	01/23/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673412	Performing	01/31/2018	09/22/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	05/10/2017	Not attempting to contact the borrower	Borrower sent in recast acceptance form and does not want mortgage assistance. Agent advised closing the file.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/10/2017.  Borrower sent in recast acceptance form and does not want mortgage assistance. Agent advised closing the file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673421	Performing	01/31/2018	12/28/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	12/28/2017	Ongoing dialogue with borrower	The borrower arranged a Promise to Pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	05/25/2017	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2017.  The borrower arranged a Promise to Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673425	Performing	01/31/2018	10/04/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	04/27/2015	Not attempting to contact the borrower	The borrower called in on 04/27/2015 and confirmed the principal balance was mailed on 04/24/2015. An error was made at the time of modification and the correction has been made.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/27/2015.  The borrower called in on 04/27/2015 and confirmed the principal balance was mailed on 04/24/2015.  An error was made at the time of modification and the correction has been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673439	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	06/28/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/28/2017.  The borrower made a payment via fast pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-10212.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/17/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673444	Performing	01/31/2018	10/09/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	06/23/2016	Not attempting to contact the borrower	Servicer received call from borrower to confirm HOA status and deposit of funds in their Bank account. Borrower requested mortgage assistance on 05/23/2016 due to cut hours.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/23/2016.  Servicer received call from borrower to confirm HOA status and deposit of funds in their Bank account. Borrower requested mortgage assistance on 05/23/2016 due to cut hours.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast ineligible was cited on 05/22/2017 as a valid Dodd Frank certificate is not on file.	Recast ineligible was cited on 05/22/2017 as a valid Dodd Frank certificate is not on file.
202673445	Performing	01/31/2018	10/06/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	11/06/2014	Ongoing dialogue with borrower	A comment dated 11/06/2016 states the borrower made contact and entered into a promise to pay agreement.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/06/2014.  A comment dated 11/06/2016 states the borrower made contact and entered into a promise to pay agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673452	Performing	01/31/2018	10/07/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	01/13/2015	Not attempting to contact the borrower	A comment dated 01/13/2015 states contact was made with the borrower and was advised that the payment was already sent out.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/13/2015.  A comment dated 01/13/2015 states contact was made with the borrower and was advised that the payment was already sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673462	Performing	01/31/2018	10/05/2017	N/A	0	1	01/18/2018	Owner Occupied	Good	Yes	Yes	01/06/2016	Not attempting to contact the borrower	Per commentary dated for 01/06/2016, servicer contact borrower to discuss payment options.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/06/2016.  Per commentary dated for 01/06/2016, servicer contact borrower to discuss payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673464	Performing	01/31/2018	10/31/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	03/03/2015	Not attempting to contact the borrower	Spoke to borrower, advise borrower that the call is to inform him that the final system maintenance has been completed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/03/2015.  Spoke to borrower, advise borrower that the call is to inform him that the final system maintenance has been completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673466	Performing	01/31/2018	09/29/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 11/21/2014 cites the loan was modified in 2012.	Comment dated 11/21/2014 cites the loan was modified in 2012.
202673467	Performing	01/31/2018	10/10/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673473	Performing	01/31/2018	10/02/2017	N/A	0	1	12/04/2017	UTD	UTD	Yes	Yes	12/10/2016	Not attempting to contact the borrower	Servicer contacted borrower on 12/10/2016 in regards to the modification and stated they were not able to lower the interest and borrower should look at refinancing. Borrower opted out of the programs. Co borrower stated on 08/05/2016 reason for delinquency is illness of both borrowers; co borrower is receiving disability and primary borrower is still not working due to illness.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/10/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/10/2016.  Servicer contacted borrower on 12/10/2016 in regards to the modification and stated they were not able to lower the interest and borrower should look at refinancing. Borrower opted out of the programs. Co borrower stated on 08/05/2016 reason for delinquency is illness of both borrowers; co borrower is receiving disability and primary borrower is still not working due to illness.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673476	Performing	01/31/2018	10/16/2017	N/A	0	1	01/18/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673492	Performing	01/31/2018	10/16/2017	N/A	0	1	11/14/2017	UTD	UTD	Yes	Yes	08/26/2017	Ongoing dialogue with borrower	A comment dated 08/26/2017 states contact was made with the borrower and a promise to pay agreement was agreed to.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	UTD	Limited information noted on bankruptcy.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/26/2017.  A comment dated 08/26/2017 states contact was made with the borrower and a promise to pay agreement was agreed to.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information noted on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673495	Performing	01/31/2018	10/12/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673503	MI ACTIVE	Performing	01/31/2018	10/17/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673508	Performing	01/31/2018	10/06/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	02/06/2017	Not attempting to contact the borrower	The borrower confirmed their payment of $482.11 for 02/01/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/06/2017.  The borrower confirmed their payment of $482.11 for 02/01/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673526	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673528	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	07/15/2016	Contact attempts - however unable to contact borrower	The borrower was contacted on 07/15/2016 in regards to the payment due. The borrower promised to make their payment by 07/30/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/15/2016.  The borrower was contacted on 07/15/2016 in regards to the payment due. The borrower promised to make their payment by 07/30/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673530	Performing	01/31/2018	10/13/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673538	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast agreement effective 04/01/2017.	Recast agreement effective 04/01/2017.
202673542	Performing	01/31/2018	10/16/2017	N/A	0	1	01/31/2018	Owner Occupied	Good	Yes	Yes	12/12/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	01/10/2017	No	Retention	Yes	1	No	No	The commentary reflects a discharged and removed bankruptcy, the case details were not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/12/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The commentary reflects a discharged and removed bankruptcy, the case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673552	Performing	01/31/2018	10/20/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	12/18/2017	Ongoing dialogue with borrower	Borrower called in response to letter received regarding status of claim 9/11/2017. Borrower stated repairs haven’t been completed. Servicer advised borrower to contact them when repairs are complete and ready for final inspection. Servicer performed warm closing script.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	Hurricane damage. Check # 0000096005 in the amount of $32,3232.85 from Heritage P & C issued on 10/07/2017 for Hurricane dated 09/11/2017.	Wind	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/18/2017.  Borrower called in response to letter received regarding status of claim 9/11/2017.  Borrower stated repairs haven’t been completed.  Servicer advised borrower to contact them when repairs are complete and ready for final inspection.  Servicer performed warm closing script.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Hurricane damage.  Check # 0000096005 in the amount of $32,3232.85 from Heritage P & C issued on 10/07/2017 for Hurricane dated 09/11/2017.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 02/09/2018: Servcier stated: “Final inspection ordered on 2/5/18.”	02/09/2018: Servcier stated: “Final inspection ordered on 2/5/18.”
202673583	Performing	01/31/2018	10/10/2017	UTD	0	1	12/13/2017	UTD	UTD	Yes	Yes	11/09/2017	Contact attempts - however unable to contact borrower	The servicer called and spoke with the borrower and advised of total amount due. The borrower made a promise to pay tomorrow but did not disclosed how.	No	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	the case was dismissed XXX with a 14 day stay and dismissal is effective 08/27/2016.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/09/2017.  The servicer called and spoke with the borrower and advised of total amount due. The borrower made a promise to pay tomorrow but did not disclosed how.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-05520.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 08/12/2016.  the case was dismissed 08/12/2016 with a 14 day stay and dismissal is effective 08/27/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673588	MI ACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673591	MI ACTIVE	Performing	01/31/2018	09/20/2017	N/A	0	1	12/26/2017	Owner Occupied	Good	Yes	Yes	12/29/2014	Not attempting to contact the borrower	Borrower called in to inquire if escrow refund could be used as payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/29/2014.  Borrower called in to inquire if escrow refund could be used as payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Hazard insurance claim was closed out due to the borrower no longer responding. The 85% inspection report was received on 11/18/2016 and no funds were remaining in the escrow account.	Hazard insurance claim was closed out due to the borrower no longer responding. The 85% inspection report was received on 11/18/2016 and no funds were remaining in the escrow account.
202673595	MI ACTIVE	Performing	01/31/2018	10/07/2017	N/A	0	1	12/13/2017	Owner Occupied	UTD	Yes	Yes	02/17/2015	Not attempting to contact the borrower	The borrower was contacted on 02/17/2015 at which time they made a promise to pay on 02/20/2015.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/17/2015.  The borrower was contacted on 02/17/2015 at which time they made a promise to pay on 02/20/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-04661.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/07/2017 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673598	Performing	01/31/2018	12/13/2017	N/A	0	1	09/07/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673605	Performing	01/31/2018	10/12/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	11/10/2015	Ongoing dialogue with borrower	A comment dated 11/10/2015 states the borrower made contact to decline the permanent modification.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	Comments reflect a prior discharge bankruptcy; however details of the bankruptcy not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/10/2015.  A comment dated 11/10/2015 states the borrower made contact to decline the permanent modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a prior discharge bankruptcy; however details of the bankruptcy not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673609	Performing	01/31/2018	10/10/2017	N/A	0	1	01/30/2018	Owner Occupied	Good	Yes	Yes	02/05/2016	Not attempting to contact the borrower	Borrower called in consented to interview. Borrower stated they would make a double payment tomorrow.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/05/2016.  Borrower called in consented to interview. Borrower stated they would make a double payment tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673626	Performing	01/31/2018	10/14/2017	N/A	0	1	05/10/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673632	Performing	01/31/2018	10/02/2017	N/A	0	1	02/04/2018	Owner Occupied	UTD	Yes	Yes	01/19/2017	Not attempting to contact the borrower	The borrower accepted a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/19/2017.  The borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673638	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	10/05/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673639	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	11/29/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673642	Performing	01/31/2018	10/06/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	12/29/2014	Not attempting to contact the borrower	The borrower called on 12/29/2014 to gather more information regarding the prior modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	The comments indicated the property was subjected to water damages on 05/20/2016. The claim notes at that time stated the claim amount was too high to endorse and release the funds. The comments on 07/10/2017 stated there were remaining funds of $2,573.09 from the claim. There was no mention of the final funds being issued or the claim being closed.	Water	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/29/2014.  The borrower called on 12/29/2014 to gather more information regarding the prior modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The comments indicated the property was subjected to water damages on 05/20/2016. The claim notes at that time stated the claim amount was too high to endorse and release the funds. The comments on 07/10/2017 stated there were remaining funds of $2,573.09 from the claim. There was no mention of the final funds being issued or the claim being closed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	The comments indicated the loan was modified prior to the review period.
202673652	Performing	01/31/2018	12/01/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	01/14/2015	Not attempting to contact the borrower	The borrower promised to make a payment in the amount of $1931.16 on 01/16/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/14/2015.  The borrower promised to make a payment in the amount of $1931.16 on 01/16/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673676	Performing	01/31/2018	10/17/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	01/12/2018	Not attempting to contact the borrower	The borrower called to make payment in the amount of $1135.00	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	A reinstatement hearing is scheduled for 11/07/2017.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2018.  The borrower called to make payment in the amount of $1135.00
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-16984.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 07/14/2017.  The proof of claim was filed 06/13/2017.  A reinstatement hearing is scheduled for 11/07/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202673678	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	01/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast agreement was completed on 02/24/2017 with an effective date of 03/01/2017.	Recast agreement was completed on 02/24/2017 with an effective date of 03/01/2017.
202673685	Performing	01/31/2018	10/14/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	12/27/2017	Ongoing dialogue with borrower	The borrower called in on 12/272017 to advise all repairs have been completed and requested the final inspection. The borrower called in to verify claims check was mailed and the address. Verified check was mailed 07/25/2017. Check for $8282.33 was endorsed by branch 09/16/2017 and claim released 10/23/2017 for water damage, date of loss 08/29/2017. There have been property claims and both are closed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/27/2017.  The borrower called in on 12/272017 to advise all repairs have been completed and requested the final inspection.  The borrower called in to verify claims check was mailed and the address. Verified check was mailed 07/25/2017. Check for $8282.33 was endorsed by branch 09/16/2017 and claim released 10/23/2017 for water damage, date of loss 08/29/2017. There have been  property claims and both are closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673706	Performing	01/31/2018	12/06/2017	N/A	0	1	01/09/2018	Owner Occupied	Good	Yes	Yes	03/06/2015	Not attempting to contact the borrower	Borrower accepted a promise to pay in the amount of $1552.22 effective 3/16/2015. Promise was kept.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/06/2015.  Borrower accepted a promise to pay in the amount of $1552.22 effective 3/16/2015.  Promise was kept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673709	Performing	01/31/2018	10/12/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 05/23/2017 reflects no longer eligible for 6th year HAMP incentive. Valid Dodd Frank certificate not on file.	Comment dated 05/23/2017 reflects no longer eligible for 6th year HAMP incentive. Valid Dodd Frank certificate not on file.
202673715	Performing	01/31/2018	10/13/2017	N/A	0	1	08/11/2017	UTD	UTD	Yes	Yes	08/21/2015	Not attempting to contact the borrower	The borrower called with questions on an unspecified incentive.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/21/2015.  The borrower called with questions on an unspecified incentive.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments reflect a HAMP recast/reamortization was completed on 07/28/2017.	Comments reflect a HAMP recast/reamortization was completed on 07/28/2017.
202673718	Performing	01/31/2018	10/09/2017	N/A	0	1	02/05/2018	UTD	Poor	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673720	Performing	01/31/2018	12/16/2017	N/A	0	1	10/05/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673723	Performing	01/31/2018	10/06/2017	N/A	0	1	10/31/2017	Occupied-UTD	UTD	Yes	Yes	07/05/2016	Not attempting to contact the borrower	The borrower was contacted for payment arrangements. The borrower agreed on a payment promise.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/05/2016.  The borrower was contacted for payment arrangements. The borrower agreed on a payment promise.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202673724	Performing	01/31/2018	10/31/2017	N/A	0	1	08/10/2017	UTD	UTD	Yes	Yes	08/10/2017	Not attempting to contact the borrower	The borrower called in regarding the lender placed insurance letter received. The borrower stated current policy is with Mercury Insurance Company. The agent advised updated policy per reinstatement received effective 03/30/2017 - 2018 with a premium in amount of $699.15 and $325,000.00 dwelling coverage.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/10/2017.  The borrower called in regarding the lender placed insurance letter received. The borrower stated current policy is with Mercury Insurance Company. The agent advised updated policy per reinstatement received effective 03/30/2017 - 2018 with a premium in amount of $699.15 and $325,000.00 dwelling coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 07/21/2017 reflects recast offer mailed to borrower.	Comment dated 07/21/2017 reflects recast offer mailed to borrower.
202673729	Performing	01/31/2018	10/10/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	08/26/2015	Not attempting to contact the borrower	Spoke with the borrower requested assistance transferred call.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/26/2015.  Spoke with the borrower requested assistance transferred call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673739	Performing	01/31/2018	10/31/2017	N/A	0	1	02/01/2018	Occupied-UTD	UTD	Yes	Yes	05/16/2015	Contact attempts - however unable to contact borrower	Borrower contact. Called to make a payment IAO $1728.25 dated 5/17/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/16/2015.  Borrower contact. Called to make a payment IAO $1728.25 dated 5/17/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202673742	Performing	01/31/2018	10/11/2017	N/A	0	1	05/22/2017	UTD	UTD	Yes	Yes	10/11/2016	Not attempting to contact the borrower	Spoke with the borrower regarding mod and wanted to know the restrictions and terms of the mod.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/11/2016.  Spoke with the borrower regarding mod  and wanted to know the restrictions and terms of the mod.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673752	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673759	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673772	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	01/12/2018	Occupied-UTD	Good	Yes	Yes	12/10/2017	Ongoing dialogue with borrower	Borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/10/2017.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202673776	Performing	01/31/2018	10/17/2017	N/A	0	1	07/01/2017	UTD	UTD	Yes	Yes	12/27/2016	Not attempting to contact the borrower	The co-borrower verified the claim check for date of loss 11/21/2016 had been mailed out.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/27/2016.  The co-borrower verified the claim check for date of loss 11/21/2016 had been mailed out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673781	Performing	01/31/2018	09/28/2017	N/A	0	1	09/08/2017	Owner Occupied	Good	Yes	Yes	09/15/2015	Not attempting to contact the borrower	The borrower called in on 09/15/2015 regarding general questions of applying for a loan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/15/2015.  The borrower called in on 09/15/2015 regarding general questions of applying for a loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673783	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	06/22/2015	Not attempting to contact the borrower	The borrower called to inquire about a letter received regarding multiple policies. The borrower was advised 2 payments were sent for 2 different XXX’s. The borrower requested to have the funds put back into the Escrow account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/22/2015.  The borrower called to inquire about a letter received regarding multiple policies. The borrower was advised 2 payments were sent for 2 different XXX’s. The borrower requested to have the funds put back into the Escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673794	Performing	01/31/2018	12/11/2017	N/A	0	1	11/11/2017	UTD	UTD	Yes	Yes	11/07/2017	Not attempting to contact the borrower	Customer called in about the additional insurance principal sent.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/07/2017.  Customer called in about the additional insurance principal sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673795	Performing	01/31/2018	10/10/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673796	Performing	01/31/2018	10/19/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	02/01/2018	Not attempting to contact the borrower	Borrower called to advise that Flood Premium has not been paid. Representative advised payment will be sent overnight.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/16/2016	Yes	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/01/2018.  Borrower called to advise that Flood Premium has not been paid. Representative advised payment will be sent overnight.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673801	Performing	01/31/2018	10/23/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673807	Performing	01/31/2018	10/11/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	01/11/2018	Not attempting to contact the borrower	The borrower accepted a promised to pay in the amount of $1,272.57.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/11/2017	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/11/2018.  The borrower accepted a promised to pay in the amount of $1,272.57.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-05115.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/21/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673814	Bankruptcy	01/31/2018	10/11/2017	N/A	Bankruptcy	1	11/29/2017	UTD	UTD	Yes	Yes	11/08/2016	Not attempting to contact the borrower	Borrower called with general questions regarding mortgage assistance.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	Payment change notice was filed on 10/26/2017.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 05/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/08/2016.  Borrower called with general questions regarding mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Payment change notice was filed on 10/26/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673815	Performing	01/31/2018	12/16/2017	N/A	0	1	12/16/2017	Owner Occupied	Excellent	Yes	Yes	12/16/2017	Ongoing dialogue with borrower	The borrower made a fast pay payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2017.  The borrower made a fast pay payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673816	Performing	01/31/2018	10/09/2017	N/A	0	1	10/24/2017	UTD	UTD	Yes	Yes	10/21/2017	Not attempting to contact the borrower	Borrower called, he wanted to know the process of a short sale. While servicer was explaining where to obtain the documents, the call was disconnected.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/21/2017.  Borrower called, he wanted to know the process of a short sale. While servicer was explaining where to obtain the documents, the call was disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673818	Performing	01/31/2018	10/17/2017	N/A	0	1	04/17/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673832	Performing	01/31/2018	10/27/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	10/26/2017	Ongoing dialogue with borrower	The borrower was contacted for payment arrangements. The borrower agreed to a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/26/2017.  The borrower was contacted for payment arrangements. The borrower agreed to a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673840	Performing	01/31/2018	10/16/2017	N/A	0	1	12/21/2017	Non-Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202673841	Performing	01/31/2018	12/02/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673843	Performing	01/31/2018	10/13/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	03/09/2017	Not attempting to contact the borrower	The borrower called in and promised to make a payment.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	01/27/2017	Retention	Yes	1	No	No	Comments mention discharged bankruptcy however no case details are available. Borrower stated ex-husband is the one who filed bankrutpcy.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/09/2017.  The borrower called in and promised to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments mention discharged bankruptcy however no case details are available. Borrower stated ex-husband is the one who filed bankrutpcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673846	Performing	01/31/2018	10/10/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673850	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	11/02/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673858	Performing	01/31/2018	10/11/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	08/18/2017	Not attempting to contact the borrower	Borrower stated she received letter stating that August payment had been cancelled. Service advised payment was not cancelled and due 09/01/2017.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Yes	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/18/2017.  Borrower stated she received letter stating that August payment had been cancelled. Service advised payment was not cancelled and due 09/01/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-20423.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/21/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673871	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	04/04/2016	Not attempting to contact the borrower	The borrower promised to make a payment in the amount of $909.57 by 04/11/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/04/2016.  The borrower promised to make a payment in the amount of $909.57 by 04/11/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673887	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673892	Performing	01/31/2018	10/02/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	08/31/2015	Ongoing dialogue with borrower	The borrower called in reference to inspection.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/31/2015.  The borrower called in reference to inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673893	Performing	01/31/2018	10/09/2017	N/A	0	1	10/12/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673897	Performing	01/31/2018	10/02/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673902	Performing	01/31/2018	10/02/2017	N/A	0	1	08/30/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673905	Performing	01/31/2018	10/13/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	08/29/2017	Not attempting to contact the borrower	The borrower was contacted to discuss their account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/29/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/29/2017.  The borrower was contacted to discuss their account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/25/2017.  The dispute type is Verbal and the reason is Unknown.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The comments do not indicate the reason for the dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673921	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673928	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673932	Performing	01/31/2018	12/13/2017	N/A	0	1	10/26/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673937	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	02/27/2017	Not attempting to contact the borrower	Customer could not provide information for a decision	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/27/2017.  Customer could not provide information for a decision
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673944	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	01/29/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202673949	Performing	01/31/2018	09/29/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	05/28/2015	Not attempting to contact the borrower	Borrower requested facsimile number to submit new declaration page. Borrower disclosed they had changed insurance providers. Servicer provided facsimile number.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/28/2015.  Borrower requested facsimile number to submit new declaration page. Borrower disclosed they had changed insurance providers. Servicer provided facsimile number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments indicate a HAMP recast/reamortization was completed on 10/26/2017.	Comments indicate a HAMP recast/reamortization was completed on 10/26/2017.
202673953	Performing	01/31/2018	09/30/2017	N/A	0	1	01/20/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673954	Performing	01/31/2018	12/13/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673956	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673957	Performing	01/31/2018	10/02/2017	N/A	0	1	10/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673959	Performing	01/31/2018	12/12/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673963	Performing	01/31/2018	10/13/2017	N/A	0	1	10/05/2017	Owner Occupied	Good	Yes	Yes	05/19/2016	Not attempting to contact the borrower	Spoke with borrower who stated is making a complete payment. Borrower received a statement showing payment amount change and sent in the wrong amount.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2016.  Spoke with borrower who stated is making a complete payment. Borrower received a statement showing payment amount change and sent in the wrong amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202673965	Performing	01/31/2018	10/10/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673974	Performing	01/31/2018	10/10/2017	N/A	0	1	05/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202673976	Performing	01/31/2018	12/15/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 09/20/2017 reflects recast offer was mailed to borrower.	Comment dated 09/20/2017 reflects recast offer was mailed to borrower.
202674005	Performing	01/31/2018	10/06/2017	N/A	0	1	07/25/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674008	Performing	01/31/2018	10/02/2017	N/A	0	1	05/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674009	Performing	01/31/2018	10/02/2017	N/A	0	1	08/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674010	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 03/27/2017.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-12248.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/03/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674015	Performing	01/31/2018	10/02/2017	N/A	0	1	01/20/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674019	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674021	Performing	01/31/2018	12/05/2017	N/A	0	1	10/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674024	Performing	01/31/2018	10/31/2017	N/A	0	1	06/04/2017	Owner Occupied	UTD	Yes	Yes	04/09/2015	Not attempting to contact the borrower	Borrower called in on line with branch personnel with questions regarding incentive program. Call was transferred.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	04/09/2015	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/09/2015.  Borrower called in on line with branch personnel with questions regarding incentive program.  Call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674025	Performing	01/31/2018	10/04/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674029	Performing	01/31/2018	12/12/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202674036	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	07/31/2017	Not attempting to contact the borrower	The borrower was contacted on 07/31/2017 regarding the recast agreement and was advised the new agreement will be mailed in August. The signed copy that was received was expired. The borrower agreed to sign and return it by the due date.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/12/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/31/2017.  The borrower was contacted on 07/31/2017 regarding the recast agreement and was advised the new agreement will be mailed in August.  The signed copy that was received was expired.  The borrower agreed to sign and return it by the due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674090	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	07/20/2016	Not attempting to contact the borrower	The borrower declined loan modification assistance on 07/20/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/20/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/20/2016.  The borrower declined loan modification assistance on 07/20/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674094	Performing	01/31/2018	10/13/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	07/31/2017	Not attempting to contact the borrower	A comment dated 07/31/2017 states the borrower made contact to find out how many payments were remaining on the loan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/31/2017.  A comment dated 07/31/2017 states the borrower made contact to find out how many payments were remaining on the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674097	Performing	01/31/2018	12/01/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 09/20/2017 reflects recast offer mailed to borrower.	Comment dated 09/20/2017 reflects recast offer mailed to borrower.
202674098	Performing	01/31/2018	10/05/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-33186.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/17/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674099	Performing	01/31/2018	09/30/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674100	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	12/28/2016	Not attempting to contact the borrower	Borrower asked if second mortgage could be modified, lender advised they could not modify a mortgage being serviced by another company.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2016.  Borrower asked if second mortgage could be modified, lender advised they could not modify a mortgage being serviced by another company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674102	Performing	01/31/2018	10/17/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674104	Performing	01/31/2018	12/12/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674108	Performing	01/31/2018	12/30/2017	N/A	0	1	02/01/2018	Owner Occupied	Good	Yes	Yes	10/06/2017	Not attempting to contact the borrower	Borrower made payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2017.  Borrower made payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674109	Performing	01/31/2018	09/28/2017	N/A	0	1	02/03/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674110	Performing	01/31/2018	10/14/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674112	Performing	01/31/2018	12/08/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674113	Performing	01/31/2018	10/14/2017	N/A	0	1	01/13/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674114	Performing	01/31/2018	10/11/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674116	Performing	01/31/2018	10/27/2017	N/A	0	1	01/26/2018	Owner Occupied	Good	Yes	Yes	06/11/2015	Contact attempts - however unable to contact borrower	Borrower called had questions regarding her payment going up. Servicer advised borrower she can try and refinance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	06/11/2015	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/11/2015.  Borrower called had questions regarding her payment going up. Servicer advised borrower she can try and refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674117	Performing	01/31/2018	10/11/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674121	Performing	01/31/2018	10/12/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674122	MI ACTIVE	Performing	01/31/2018	10/26/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	07/15/2015	Not attempting to contact the borrower	Borrower payment set to draft on 07/15/2015 in the amount of $1,227.68.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/15/2015.  Borrower payment set to draft on 07/15/2015 in the amount of $1,227.68.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674124	Performing	01/31/2018	09/29/2017	N/A	0	1	12/29/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674129	Performing	01/31/2018	10/16/2017	N/A	0	1	01/17/2018	Owner Occupied	Good	Yes	Yes	08/04/2017	Not attempting to contact the borrower	The borrower called in to discuss the account rep advised that property is in an active bankruptcy.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/04/2017.  The borrower called in to discuss the account rep advised that property is in an active bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/07/2015.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-04624.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/08/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674136	Performing	01/31/2018	10/11/2017	N/A	0	1	01/30/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674138	Performing	01/31/2018	12/07/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674146	Performing	01/31/2018	10/05/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Limited collection comments provided for review	Limited collection comments provided for review
202674148	Performing	01/31/2018	10/11/2017	N/A	0	1	01/05/2018	Owner Occupied	Good	Yes	Yes	02/09/2016	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/09/2016.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674152	Performing	01/31/2018	10/27/2017	N/A	0	1	01/22/2018	Owner Occupied	UTD	Yes	Yes	07/22/2017	Not attempting to contact the borrower	Borrower called in reference to procedure/process. Borrower transferred for Check endorsement.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/22/2017.  Borrower called in reference to procedure/process. Borrower transferred for Check endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The commentary reflects that the loan was modified outside of the review period.	The commentary reflects that the loan was modified outside of the review period.
202674154	Performing	01/31/2018	10/12/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	08/15/2017	Not attempting to contact the borrower	Agent spoke to borrower and gave total amount due.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/15/2017.  Agent spoke to borrower and gave total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast was completed on 08/31/2017.	A HAMP recast was completed on 08/31/2017.
202674162	Bankruptcy	01/31/2018	10/12/2017	N/A	Bankruptcy	1	12/29/2017	Owner Occupied	Good	Yes	Yes	12/28/2017	Ongoing dialogue with borrower	Borrower request for the homeowners and tax payments for 2016. Payoff request made.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	A motion to reopen the bankruptcy case was granted. The case was previously dismissed on 02/04/2013. The reason it was reopened was due to another creditor, no further details were provided.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2017.  Borrower request for the homeowners and tax payments for 2016.  Payoff request made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 07-50652.  The most recent bankruptcy status is active.  A motion to reopen the bankruptcy case was granted.  The case was previously dismissed on 02/04/2013.  The reason it was reopened was due to another creditor, no further details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674163	MI ACTIVE	Performing	01/31/2018	10/17/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	07/19/2017	Not attempting to contact the borrower	Borrower called in to make a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/19/2017.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674165	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	01/22/2018	Owner Occupied	UTD	Yes	Yes	12/26/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/26/2017.  The borrower made a payment via fast pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified in 2011; and the recast agreement effective for 07/01/2017 was processed on 06/23/2017.	The loan was modified in 2011; and the recast agreement effective for 07/01/2017 was processed on 06/23/2017.
202674170	MI ACTIVE	Performing	01/31/2018	10/23/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	08/25/2017	Not attempting to contact the borrower	The borrower called in and stated will make a payemnt via fast pay. Borrower stated reason for late payment is due to excessive obligations.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/25/2017.  The borrower called in and stated will make a payemnt via fast pay. Borrower stated reason for late payment is due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 05/08/2017 reflects that the borrower no longer eligible for the 6th year HAMP incentive as a valid Dodd Frank certificate not on file. Comment dated 05/22/2017 reflects borrower is ineligible for recast offer.	Comment dated 05/08/2017 reflects that the borrower no longer eligible for the 6th year HAMP incentive as a valid Dodd Frank certificate not on file. Comment dated 05/22/2017 reflects borrower is ineligible for recast offer.
202674178	MI INACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	12/16/2017	Not attempting to contact the borrower	Borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2017.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674180	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	05/10/2017	Contact attempts - however unable to contact borrower	Borrower called and made payment, asked for loan to be reviewed but declined request for mortgage assistance. Borrower indicated reason for default is grace period.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/10/2017	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/10/2017.  Borrower called and made payment, asked for loan to be reviewed but declined request for mortgage assistance. Borrower indicated reason for default is grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Payment was made by Hardest Hit Funds but enrollment ended. Borrower indicated unemployed on 12/28/16.	Payment was made by Hardest Hit Funds but enrollment ended. Borrower indicated unemployed on 12/28/16.
202674182	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	04/21/2017	UTD	UTD	Yes	Yes	03/27/2017	Not attempting to contact the borrower	Borrower called to inform servicer of their change in insurance carrier, servicer informed them that the information was already updated in the system.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/27/2017.  Borrower called to inform servicer of their change in insurance carrier, servicer informed them that the information was already updated in the system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674186	Performing	01/31/2018	09/30/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Servicer is researching copy of executed modification signed by homeowner but there is no evidence of that modification in the file.	Servicer is researching copy of executed modification signed by homeowner but there is no evidence of that modification in the file.
202674187	Performing	01/31/2018	10/20/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674201	MI ACTIVE	Performing	01/31/2018	10/05/2017	N/A	0	1	12/19/2017	Owner Occupied	UTD	Yes	Yes	07/05/2017	Not attempting to contact the borrower	Borrower accepted a promise to pay on 07/16/2017 and 07/12/2017 in amount of $1140.57 each.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/05/2017.  Borrower accepted a promise to pay on 07/16/2017 and 07/12/2017 in amount of $1140.57 each.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674202	Performing	01/31/2018	12/29/2017	N/A	0	1	02/04/2018	Owner Occupied	Excellent	Yes	Yes	07/23/2015	Not attempting to contact the borrower	The borrower advised that the payment had been made.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/23/2015.  The borrower advised that the payment had been made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674206	Performing	01/31/2018	10/14/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674216	Performing	01/31/2018	10/11/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674228	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	01/03/2017	Not attempting to contact the borrower	The borrower called in regarding new hazard insurance carrier on the property.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/03/2017.  The borrower called in regarding new hazard insurance carrier on the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674229	Performing	01/31/2018	10/05/2017	N/A	0	1	05/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674230	Performing	01/31/2018	12/06/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	11/25/2014	Not attempting to contact the borrower	Borrower called to update insurance policy information. Agent advised borrower’s agent will fax in information later today.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/25/2014.  Borrower called to update insurance policy information.  Agent advised borrower’s agent will fax in information later today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674231	MI ACTIVE	Performing	01/31/2018	12/02/2017	N/A	0	1	01/25/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202674237	Performing	01/31/2018	10/04/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	07/28/2016	Contact attempts - however unable to contact borrower	Borrower called regarding insurance letter. Servicer confirmed payment was sent to new insurance company and refund from prior company was applied back to escrow.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/28/2016.  Borrower called regarding insurance letter. Servicer confirmed payment was sent to new insurance company and refund from prior company was applied back to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674240	Performing	01/31/2018	12/14/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	01/18/2017	Not attempting to contact the borrower	The borrower gave a verbal authorization to speak with their spouse.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/18/2017.  The borrower gave a verbal authorization to speak with their spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674241	Performing	01/31/2018	12/29/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	12/05/2017	Ongoing dialogue with borrower	The borrower called in returning earlier call. The agent advised that they called to advise that the HAMP recast agreement was received past the deadline and is now considered expired. The agent advised that they will send another one out in December and advised borrower to sign and date it and return it as soon as possible. The borrower was advised to make a regular payment for December and the borrower stated that the payment was made already. The agent advised borrower that the recast payment would take place in January.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/05/2017.  The borrower called in returning earlier call. The agent advised that they called to advise that the HAMP recast agreement was received past the deadline and is now considered expired. The agent advised that they will send another one out in December and advised borrower to sign and date it and return it as soon as possible. The borrower was advised to make a regular payment for December and the borrower stated that the payment was made already. The agent advised borrower that the recast payment would take place in January.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202674256	MI ACTIVE	Performing	01/31/2018	10/05/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674263	Performing	01/31/2018	10/04/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674268	Performing	01/31/2018	10/09/2017	N/A	0	1	02/05/2018	UTD	Good	Yes	Yes	12/04/2017	Contact attempts - however unable to contact borrower	Commentary state spoke with borrower’s family member and advised that borrower is deceased and when payment will be made. A payoff was completed on 12/05/2017.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	A discharged bankruptcy was noted on 02/03/2017. The case details were not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/04/2017.  Commentary state spoke with borrower’s family member and advised that borrower is deceased and when payment will be made.  A payoff  was completed on 12/05/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  A discharged bankruptcy was noted on 02/03/2017.  The case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: All borrowers deceased.	All borrowers deceased.
202674270	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674273	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer exception was cleared as cited on 09/14/2016.	Recast offer exception was cleared as cited on 09/14/2016.
202674274	Performing	01/31/2018	10/06/2017	N/A	0	1	01/23/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674281	Performing	01/31/2018	10/05/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	05/19/2016	Not attempting to contact the borrower	Spoke with the borrower who stated can’t afford payment explained modification steps.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/19/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2016.  Spoke with the borrower who stated can’t afford payment explained modification steps.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674283	Performing	01/31/2018	10/13/2017	N/A	0	1	01/19/2018	Owner Occupied	Good	Yes	Yes	08/26/2016	Not attempting to contact the borrower	Borrower advised that they will make a payment in the amount of $3312.63 dated for 9/15/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/26/2016.  Borrower advised that they will make a payment in the amount of $3312.63 dated for 9/15/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 02/22/2019, the servicier stated:No Claim Found Monitored Claim - No No Inspection Done No Funds To Release No Additional Comments	02/22/2019, the servicier stated:No Claim Found Monitored Claim - No No Inspection Done No Funds To Release No Additional Comments
202674286	Performing	01/31/2018	10/11/2017	N/A	0	1	01/03/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674292	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	11/14/2014	Not attempting to contact the borrower	Payment inquiry. Promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/14/2014.  Payment inquiry.  Promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674294	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Loan Data 2 advised MI Active, but no mention of MI in commentary and no record of MI payments in payment history.	Loan Data 2 advised MI Active, but no mention of MI in commentary and no record of MI payments in payment history.
202674295	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	02/08/2017	Not attempting to contact the borrower	Per commentary dated for 02/08/2017, contact was made with borrower to set up payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/08/2017.  Per commentary dated for 02/08/2017, contact was made with borrower to set up payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674305	Performing	01/31/2018	12/03/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	02/23/2016	Not attempting to contact the borrower	The borrower provided updated policy information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2016.  The borrower provided updated policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674310	Performing	01/31/2018	10/13/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674312	Performing	01/31/2018	10/04/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674313	MI ACTIVE	Performing	01/31/2018	12/10/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674316	Performing	01/31/2018	10/09/2017	N/A	0	1	01/13/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674320	Performing	01/31/2018	10/30/2017	N/A	0	1	01/08/2018	Owner Occupied	Good	Yes	Yes	01/05/2017	Not attempting to contact the borrower	Spoke with the borrower who accepted promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/05/2017.  Spoke with the borrower who accepted promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674329	Performing	01/31/2018	10/03/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: There is evidence that a HAMP modification was previously completed as there was a HAMP Recast completed on 11/4/2016. No other information regarding a modification available.	There is evidence that a HAMP modification was previously completed as there was a HAMP Recast completed on 11/4/2016. No other information regarding a modification available.
202674331	Performing	01/31/2018	10/05/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674332	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674333	MI ACTIVE	Performing	01/31/2018	10/25/2017	N/A	0	1	01/26/2018	Owner Occupied	UTD	Yes	Yes	08/20/2015	Contact attempts - however unable to contact borrower	The borrower was contacted to discuss the account. They stated that they had to go and disconnected the call.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/20/2015.  The borrower was contacted to discuss the account. They stated that they had to go and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674340	MI ACTIVE	Performing	01/31/2018	12/16/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	08/24/2015	Not attempting to contact the borrower	The borrower called on 08/24/2015; however, the call was interrupted before anything could be discussed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/24/2015.  The borrower called on 08/24/2015; however, the call was interrupted before anything could be discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674341	Performing	01/31/2018	10/06/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674344	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674346	Performing	01/31/2018	12/28/2017	N/A	0	1	01/25/2018	UTD	UTD	Yes	Yes	08/22/2017	Ongoing dialogue with borrower	A comment dated 08/22/2017 states the borrower made contact and agreed to a promise to pay agreement.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/22/2017.  A comment dated 08/22/2017 states the borrower made contact and agreed to a promise to pay agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674348	Performing	01/31/2018	10/27/2017	N/A	0	1	01/26/2018	Owner Occupied	UTD	Yes	Yes	02/03/2017	Contact attempts - however unable to contact borrower	Servicer spoke with borrower about account being current but the call was interrupted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	09/21/2016	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/03/2017.  Servicer spoke with borrower about account being current but the call was interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674354	Performing	01/31/2018	10/06/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	03/24/2017	Not attempting to contact the borrower	The borrower advised that the payment will be made on 03/31/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/24/2017.  The borrower advised that the payment will be made on 03/31/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674355	Performing	01/31/2018	10/20/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	01/05/2015	Not attempting to contact the borrower	The borrower made a promise to pay for 01/16/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	01/05/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/05/2015.  The borrower made a promise to pay for 01/16/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674358	MI ACTIVE	Performing	01/31/2018	10/28/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 07/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674360	Performing	01/31/2018	10/31/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	04/25/2016	Not attempting to contact the borrower	The borrower called in about a letter received. The agent advised it was in regards to modification. The borrower stated did not apply for a modification recently and does not know why continues to receive the letters. The agent advised borrower to call back tomorrow when bankruptcy department is open to get clarification as to why the letters are sent.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	03/08/2016	No	Retention	Yes	1	No	No	Limited bankruptcy information available in data provided. Appears case is still active as comment dated 10/02/2017 reflects adjusted debtor suspense. The commentary dated 12/21/2017 reflects a discharged Chapter 13 and discharged Chapter 7.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/25/2016.  The borrower called in about a letter received. The agent advised it was in regards to modification. The borrower stated did not apply for a modification recently and does not know why continues to receive the letters. The agent advised borrower to call back tomorrow when bankruptcy department is open to get clarification as to why the letters are sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-48395.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/28/2017 and there is no evidence of reaffirmation.  Limited bankruptcy information available in data provided. Appears case is still active as comment dated 10/02/2017 reflects adjusted debtor suspense.  The commentary dated 12/21/2017 reflects a discharged Chapter 13 and discharged Chapter 7.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674363	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/03/2018	Owner Occupied	UTD	Yes	Yes	12/04/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/04/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674372	Performing	01/31/2018	10/31/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674375	Performing	01/31/2018	10/20/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674376	Performing	01/31/2018	10/25/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast effective for 06/01/2017 was completed on 05/25/2017.	A HAMP recast effective for 06/01/2017 was completed on 05/25/2017.
202674383	Performing	01/31/2018	10/20/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674384	Performing	01/31/2018	10/12/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674391	Performing	01/31/2018	12/14/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674393	Performing	01/31/2018	10/06/2017	N/A	0	1	03/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674400	Performing	01/31/2018	10/12/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 10/1/82017 assumption package received and in process.	10/1/82017 assumption package received and in process.
202674401	Performing	01/31/2018	10/12/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	01/03/2017	Not attempting to contact the borrower	Borrower authorized payment for $1,347.69, effective 01/10/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/03/2017.  Borrower authorized payment for $1,347.69, effective 01/10/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674402	Performing	01/31/2018	10/02/2017	N/A	0	1	06/24/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674403	Performing	01/31/2018	10/31/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	08/31/2015	Not attempting to contact the borrower	Per commentary dated for 08/31/2015, call was made, phone call was interrupted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/31/2015.  Per commentary dated for 08/31/2015, call was made, phone call was interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674408	Performing	01/31/2018	09/30/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674409	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	01/26/2018	UTD	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674412	Performing	01/31/2018	10/05/2017	N/A	0	1	01/05/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674434	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674435	Performing	01/31/2018	10/16/2017	N/A	0	1	12/22/2017	UTD	UTD	Yes	Yes	02/02/2016	Not attempting to contact the borrower	Spoke with agent in regards to policy change information, premium decrease and advised agent that borrower will be receiving a refund from them.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/02/2016.  Spoke with agent in regards to policy change information, premium decrease and advised agent that borrower will be receiving a refund from them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674436	Performing	01/31/2018	10/26/2017	N/A	0	1	01/23/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674443	Performing	01/31/2018	10/02/2017	N/A	0	1	04/17/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674445	Performing	01/31/2018	10/02/2017	N/A	0	1	10/05/2017	Owner Occupied	Good	Yes	Yes	08/07/2017	Not attempting to contact the borrower	Borrower requested principal balance and payoff to be mailed.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	UTD	Comment on 12/08/2014 reflects discharged bankruptcy but no specifics were provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/07/2017.  Borrower requested principal balance and payoff to be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment on 12/08/2014 reflects discharged bankruptcy but no specifics were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674446	Performing	01/31/2018	10/07/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	07/03/2017	Not attempting to contact the borrower	The borrower called to inquire about Lender Placed Insurance. The borrower was advised the policy is in the process of being issued and that it only covers the dwelling.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	03/16/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/03/2017.  The borrower called to inquire about Lender Placed Insurance.   The borrower was advised the policy is in the process of being issued and that it only covers the dwelling.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674447	Performing	01/31/2018	10/04/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	11/29/2017	Not attempting to contact the borrower	Borrower called with a promise to pay $1592.77	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/29/2017.  Borrower called with a promise to pay $1592.77
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674448	Performing	01/31/2018	10/06/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674449	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674453	Performing	01/31/2018	12/08/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674458	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	03/20/2017	Not attempting to contact the borrower	Borrower is in a remediation modification agreement with a borrower incentive to pay program. Last contact with borrower was information regarding recast offer mailed to them.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/20/2017.  Borrower is in a remediation modification agreement with a borrower incentive to pay program. Last contact with borrower was information regarding recast offer mailed to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Borrower is in a modification repayment incentive plan
																																																																																																																																																																																																Loan is not in arrears	Borrower is in a modification repayment incentive plan Loan is not in arrears
202674465	Performing	01/31/2018	10/13/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674466	Performing	01/31/2018	10/14/2017	N/A	0	1	01/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674469	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	10/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674474	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674475	Performing	01/31/2018	10/17/2017	N/A	0	1	01/23/2018	UTD	Average	Yes	Yes	11/14/2014	Contact attempts - however unable to contact borrower	Email received from borrower regarding missed payment and bringing account current, agent unable to understand borrower’s intention. Will ask for clarification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/14/2014.  Email received from borrower regarding missed payment and bringing account current, agent unable to understand borrower’s intention. Will ask for clarification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674480	Performing	01/31/2018	10/31/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674482	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	08/19/2017	Not attempting to contact the borrower	Borrower requested an inspection via claim web site. However borrower has been non responsive to servicer’s call to set up an appointment for inspection.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/19/2017.  Borrower requested an inspection via claim web site. However borrower has been non responsive to servicer’s call to set up an appointment for inspection.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674483	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Payoff quote was completed 08/08/2017.	Payoff quote was completed 08/08/2017.
202674487	Performing	01/31/2018	10/02/2017	N/A	0	1	10/25/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674493	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	12/22/2017	Owner Occupied	Excellent	Yes	Yes	01/13/2016	Not attempting to contact the borrower	The servicer called and spoke with borrower and advised of total amount due. The borrower made a promise to pay $563.69. The borrower verified that the property is owner occupied and intent is to keep.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/13/2016.  The servicer called and spoke with borrower and advised of total amount due. The borrower made a promise to pay $563.69. The borrower verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674507	Performing	01/31/2018	10/16/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674508	Performing	01/31/2018	10/30/2017	N/A	0	1	02/01/2018	Owner Occupied	Excellent	Yes	Yes	08/25/2015	Not attempting to contact the borrower	The borrower called in on 08/25/2015 to make a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/25/2015.  The borrower called in on 08/25/2015 to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674511	MI ACTIVE	Performing	01/31/2018	10/28/2017	N/A	0	1	01/27/2018	UTD	UTD	Yes	Yes	10/27/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/27/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674516	Performing	01/31/2018	10/02/2017	N/A	0	1	07/02/2017	Owner Occupied	UTD	Yes	Yes	10/24/2016	Not attempting to contact the borrower	The borrower confirmed that the property is owner occupied and cited curtailment of income as the reason for default.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/24/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/24/2016.  The borrower confirmed that the property is owner occupied and cited curtailment of income as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202674518	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	11/29/2016	Contact attempts - however unable to contact borrower	The borrower was encouraged to return the HAMP recast documents prior to the expiration date on the letter.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	11/29/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/29/2016.  The borrower was encouraged to return the HAMP recast documents prior to the expiration date on the letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast effective for 01/01/2017 was completed on 12/30/2016.	A HAMP recast effective for 01/01/2017 was completed on 12/30/2016.
202674521	Performing	01/31/2018	10/16/2017	N/A	0	1	12/14/2017	Owner Occupied	Excellent	Yes	Yes	04/28/2016	Not attempting to contact the borrower	Borrower was quoted total amount and stated the intent to keep property	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/28/2016.  Borrower was quoted total amount and stated the intent to keep property
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Collection comments mentioned repairs done on property that cost $1,100. There was other evidence/mention of damage, repairs, and/or claims.	Collection comments mentioned repairs done on property that cost $1,100. There was other evidence/mention of damage, repairs, and/or claims.
202674525	Performing	01/31/2018	10/10/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	08/23/2017	Contact attempts - however unable to contact borrower	The borrower made a promise to pay and cited curtailment of income as the reason for late payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	08/23/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/23/2017.  The borrower made a promise to pay and cited curtailment of income as the reason for late payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674532	Performing	01/31/2018	11/28/2017	N/A	0	1	01/23/2018	Owner Occupied	UTD	Yes	Yes	10/15/2015	Not attempting to contact the borrower	The borrower informed the Servicer on 10/15/2015 of not needing mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 11/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/15/2015.  The borrower informed the Servicer on 10/15/2015 of not needing mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674533	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674534	Performing	01/31/2018	10/16/2017	N/A	0	1	01/26/2018	Owner Occupied	Good	Yes	Yes	04/19/2016	Not attempting to contact the borrower	The borrower called in to discuss their account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/19/2016.  The borrower called in to discuss their account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674537	Performing	01/31/2018	12/15/2017	N/A	0	1	12/15/2017	UTD	UTD	Yes	Yes	06/15/2017	Not attempting to contact the borrower	The borrower made a payment via mail.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/15/2017.  The borrower made a payment via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674542	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	11/10/2016	Contact attempts - however unable to contact borrower	The borrower inquired how incentive money was applied to the account and was advised of the principal reduction. The borrower was advised on the terms of the recast which the borrower declined. The borrower inquired on the escrow account and payment including escrow amounts. the borrower was advised of the principal and escrow payment and the escrow amount.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/10/2016.  The borrower inquired how incentive money was applied to the account and was advised of the principal reduction. The borrower was advised on the terms of the recast which the borrower declined. The borrower inquired on the escrow account and payment including escrow amounts. the borrower was advised of the principal and escrow payment and the escrow amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674553	Performing	01/31/2018	10/16/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674557	Performing	01/31/2018	12/05/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	02/12/2015	Not attempting to contact the borrower	Borrower called regarding insurance letter.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/12/2015.  Borrower called regarding insurance letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674559	Performing	01/31/2018	10/13/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	11/20/2014	Not attempting to contact the borrower	The borrower promised to pay $1,407.40.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/20/2014.  The borrower promised to pay $1,407.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast effective for 09/01/2017 was completed on 08/31/2017.	A HAMP recast effective for 09/01/2017 was completed on 08/31/2017.
202674561	Performing	01/31/2018	10/02/2017	N/A	0	1	01/19/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674563	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674566	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674569	Performing	01/31/2018	10/04/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674573	Performing	01/31/2018	10/11/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	12/21/2017	Ongoing dialogue with borrower	Borrower requested assistance	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/21/2017.  Borrower requested assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674577	Performing	01/31/2018	12/18/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	12/15/2014	Contact attempts - however unable to contact borrower	Authorized 3rd party called in and made a payment of $2083.02. 3rd party also opted out of the HAMP modification process.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/15/2014	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2014.  Authorized 3rd party called in and made a payment of $2083.02. 3rd party also opted out of the HAMP modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674580	Performing	01/31/2018	10/26/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674583	Performing	01/31/2018	12/04/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674585	Performing	01/31/2018	10/07/2017	N/A	0	1	01/11/2018	UTD	Excellent	Yes	Yes	07/19/2017	Not attempting to contact the borrower	Authorized 3rd party called in inquiring about mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/16/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/19/2017.  Authorized 3rd party called in inquiring about mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674586	Performing	01/31/2018	09/29/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	11/18/2015	Not attempting to contact the borrower	Contacted insurance company and insurance information was updated.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/18/2015.  Contacted insurance company and insurance information was updated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674588	Performing	01/31/2018	10/14/2017	N/A	0	1	12/07/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674591	Performing	01/31/2018	10/04/2017	N/A	0	1	02/06/2018	Owner Occupied	Excellent	Yes	Yes	01/08/2015	Not attempting to contact the borrower	Co-borrower advised that the main borrower handles the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/08/2015.  Co-borrower advised that the main borrower handles the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674595	Performing	01/31/2018	10/03/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	07/23/2015	Not attempting to contact the borrower	Called and spoke with borrower, advised the total amount due with late fees, borrower advise her son handles the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/23/2015.  Called and spoke with borrower, advised the total amount due with late fees, borrower advise her son handles the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674599	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674606	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674608	Performing	01/31/2018	10/10/2017	N/A	0	1	09/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Modification description was converted from HAMP to CHAMP as cited on 05/13/2015.	Modification description was converted from HAMP to CHAMP as cited on 05/13/2015.
202674610	Performing	01/31/2018	10/25/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674612	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674619	Performing	01/31/2018	12/01/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	08/20/2015	Not attempting to contact the borrower	Borrower called in to make a payment.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/20/2015.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-72804.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on 09/13/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674625	Performing	01/31/2018	10/06/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	10/24/2017	Not attempting to contact the borrower	Servicer received call from borrower and advised borrower the complaint has been resolved. Borrower called to update their insurance carrier on 02/01/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/24/2017.  Servicer received call from borrower and advised borrower the complaint has been resolved. Borrower called to update their insurance carrier on 02/01/2016.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/24/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called to dispute the increase in their monthly payment with the effective date of 10/2017 as they thought the payment should be less. Issue was cited as being resolved on 10/24/2017.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed as cited on 09/28/2017.	HAMP recast was completed as cited on 09/28/2017.
202674636	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674637	Performing	01/31/2018	10/13/2017	N/A	0	1	02/07/2018	Owner Occupied	Good	Yes	Yes	12/09/2015	Not attempting to contact the borrower	Spoke with the borrower who accepted promise to pay for 12/15/2015 in the amount of $1,895.54.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/09/2015.  Spoke with the borrower who accepted promise to pay for 12/15/2015 in the amount of $1,895.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674638	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	Good	Yes	Yes	08/27/2015	Contact attempts - however unable to contact borrower	Servicer received call from borrower and offered ACH program. Borrower stated they were not interested in the option and call was transferred to customer service.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/27/2015.  Servicer received call from borrower and offered ACH program. Borrower stated they were not interested in the option and call was transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast agreement was mailed to borrower on 11/10/2016.	Recast agreement was mailed to borrower on 11/10/2016.
202674640	Performing	01/31/2018	10/13/2017	N/A	0	1	01/09/2018	Owner Occupied	Good	Yes	Yes	11/03/2016	Ongoing dialogue with borrower	Account inquiry. Insurance inquiry.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/03/2016.  Account inquiry.  Insurance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674641	Performing	01/31/2018	10/05/2017	N/A	0	1	09/08/2017	Owner Occupied	Good	Yes	Yes	09/14/2015	Not attempting to contact the borrower	Discussed with the borrower about the interest rate going up.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/14/2015.  Discussed with the borrower about the interest rate going up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed with an effective date of 10/01/2016.	HAMP recast was completed with an effective date of 10/01/2016.
202674644	Performing	01/31/2018	10/02/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674645	Performing	01/31/2018	10/16/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	11/07/2017	Not attempting to contact the borrower	An authorized third party xxx called to check on the collateral Hurricane claim status with a date of loss of 10/29/2012. Servicer advised that the check wail mailed and provided her with the xxx tracking number.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/07/2017.  An authorized third party Lanre Sadfaderm called to check on the collateral Hurricane claim status with a date of loss of 10/29/2012. Servicer advised that the check wail mailed and provided her with the FedEx tracking number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 07/02/2015.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-15380.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/09/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674648	Performing	01/31/2018	10/04/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674656	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	05/19/2015	Not attempting to contact the borrower	The borrower was advised final documents for modification had been received and they should continue making the new payment amount on time.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/19/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2015.  The borrower was advised final documents for modification had been received and they should continue making the new payment amount on time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674657	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	05/25/2016	Not attempting to contact the borrower	The borrower was contacted to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/25/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/25/2016.  The borrower was contacted to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674659	Performing	01/31/2018	10/12/2017	N/A	0	1	07/12/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674661	Performing	01/31/2018	12/09/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674662	Performing	01/31/2018	10/31/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674663	Performing	01/31/2018	12/10/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	09/28/2015	Not attempting to contact the borrower	The borrower called in to inquire if payment had been made to the insurance company. The borrower was advised payment was sent on 09/23/2015	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2015.  The borrower called in to inquire if payment had been made to the insurance company. The borrower was advised payment was sent on 09/23/2015
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674666	Performing	01/31/2018	10/23/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer exception cleared as cited on 09/14/2016.	Recast offer exception cleared as cited on 09/14/2016.
202674668	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674669	Performing	01/31/2018	09/29/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed to borrower on 02/23/2017.	Recast offer was mailed to borrower on 02/23/2017.
202674674	Performing	01/31/2018	10/09/2017	N/A	0	1	02/06/2018	Occupied-UTD	Good	Yes	Yes	04/14/2016	Not attempting to contact the borrower	The borrower called in to discuss the account and made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/14/2016.  The borrower called in to discuss the account and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202674676	Performing	01/31/2018	12/02/2017	N/A	0	1	02/01/2018	Owner Occupied	Good	Yes	Yes	12/07/2015	Not attempting to contact the borrower	Borrower made payment and stated no longer interested in modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/07/2015.  Borrower made payment and stated no longer interested in modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674679	Performing	01/31/2018	10/11/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	04/21/2016	Not attempting to contact the borrower	The borrower contacted the servicer on 04/21/2016 to inquire about composition of payoff quote.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/21/2016.  The borrower contacted the servicer on 04/21/2016 to inquire about composition of payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674687	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674691	Performing	01/31/2018	12/07/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674693	Performing	01/31/2018	10/16/2017	N/A	0	1	10/31/2017	Owner Occupied	UTD	Yes	Yes	08/01/2016	Not attempting to contact the borrower	Borrower stated will pay 08/05/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/01/2016.  Borrower stated will pay 08/05/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674694	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	12/29/2017	Not attempting to contact the borrower	The authorized third party informed the borrower on 12/29/2017 that the borrower is ready for the inspection to proceed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	Claim filed for hail damage in amount of $10,747.75 with a date of loss 05/08/2017.	Wind	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/29/2017.  The authorized third party informed the borrower on 12/29/2017 that the borrower is ready for the inspection to proceed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Claim filed for hail damage in amount of $10,747.75 with a date of loss 05/08/2017.  The damage repair amount is estimated at $10,747.75.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 02/22/2019, the servicier stated:Monitored Claim - No Processed as Enhanced Endorsed & Released Last Inspection 12/11/17 at 90% with sturctural repairs left No Funds to Release No Additional Comments	02/22/2019, the servicier stated:Monitored Claim - No Processed as Enhanced Endorsed & Released Last Inspection 12/11/17 at 90% with sturctural repairs left No Funds to Release No Additional Comments
202674697	Performing	01/31/2018	10/30/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 05/22/2017 cites recast ineligible for offer as there is no valid Dodd Frank certificate.	Comment dated 05/22/2017 cites recast ineligible for offer as there is no valid Dodd Frank certificate.
202674702	Performing	01/31/2018	10/06/2017	N/A	0	1	12/26/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674705	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	01/31/2018	Contact attempts - however unable to contact borrower	Commentary states spoke with borrower and borrower advised of reason for default and accepted a promise to pay plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2018.  Commentary states spoke with borrower and borrower advised of reason for default and accepted a promise to pay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674706	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674707	Performing	01/31/2018	10/11/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674710	Performing	01/31/2018	10/27/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674716	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	04/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674725	Performing	01/31/2018	10/18/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674727	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	Owner Occupied	Good	Yes	Yes	07/24/2017	Contact attempts - however unable to contact borrower	Borrower accepted the promise to pay in the amount of $2,075.64 on 07/31/2017.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	UTD	Comments mention a discharged bankruptcy but no specifics are provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/24/2017.  Borrower accepted the promise to pay in the amount of $2,075.64 on 07/31/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments mention a discharged bankruptcy but no specifics are provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674728	Performing	01/31/2018	12/27/2017	N/A	0	1	01/17/2018	Owner Occupied	Excellent	Yes	Yes	01/17/2018	Contact attempts - however unable to contact borrower	Borrower made a promise to payment in the amount of $2353.29	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/17/2018.  Borrower made a promise to payment in the amount of $2353.29
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674731	Performing	01/31/2018	10/06/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	02/23/2017	Not attempting to contact the borrower	Authorized third party called to inquire about inspection status on 2/11/2016. Third party was advised that the inspection was canceled due to the adjuster. worksheet on file was less than the claim amount and that a second appraisal was done. 95% inspection completed and final draw check released 03/10/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2017.  Authorized third party called to inquire about inspection status on 2/11/2016.  Third party was advised that the inspection was canceled due to the adjuster. worksheet on file was less than the claim amount and that a second appraisal was done. 95% inspection completed and final draw check released 03/10/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674732	Performing	01/31/2018	10/09/2017	N/A	0	1	01/13/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674733	Performing	01/31/2018	10/06/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674734	Performing	01/31/2018	10/18/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674737	Performing	01/31/2018	10/19/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	10/18/2015	Not attempting to contact the borrower	Account inquiry. Opt out of modification does not need it at this time.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/18/2015.  Account inquiry.  Opt out of modification does not need it at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674738	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674739	Performing	01/31/2018	10/17/2017	N/A	0	1	12/27/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674740	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674747	Performing	01/31/2018	10/16/2017	N/A	0	1	12/14/2017	Owner Occupied	Good	Yes	Yes	02/16/2015	Not attempting to contact the borrower	Borrower advised that payment for Feb. was made online $1,647.62 on 02/15/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/16/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/16/2015.  Borrower advised that payment for Feb. was made online $1,647.62 on 02/15/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed on 01/19/2018.	Recast offer was mailed on 01/19/2018.
202674748	Performing	01/31/2018	10/06/2017	N/A	0	1	02/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674749	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674755	Performing	01/31/2018	10/11/2017	N/A	0	1	12/06/2017	Owner Occupied	UTD	Yes	Yes	06/02/2017	Not attempting to contact the borrower	Borrower called in to advise that they are thinking about changing over to XXX but did not want servicer to make a payment as of yet. Borrower stated that they will call back on Monday if they decide to stay with XXX.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/02/2017.  Borrower called in to advise that they are thinking about changing over to XXX  but did not want servicer to make a payment as of yet. Borrower stated that they will call back on Monday if they decide to stay with XXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674756	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674759	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	12/09/2016	Not attempting to contact the borrower	The borrower called in to inquire how to change their insurance carrier. The borrower was advised on the process.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/09/2016.  The borrower called in to inquire how to change their insurance carrier. The borrower was advised on the process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674761	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast effective for 02/01/2017 was finalized on 01/26/2017.	A HAMP recast effective for 02/01/2017 was finalized on 01/26/2017.
202674762	Performing	01/31/2018	10/30/2017	N/A	0	1	01/31/2018	Occupied-UTD	Excellent	Yes	Yes	01/31/2018	Ongoing dialogue with borrower	The borrower accepted a promise to pay in the amount of $2,238.95 plus fees.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	A insurance claim was filed for hail damage that occurred on 02/25/017. The servicer received loss draft check on 08/25/2017 in amount of $11554.26 under claim number 062427006. The claim is classified as enhanced endorse and release. On 08/29/2017 the claim check was endorsed and mailed to the borrower. A comment dated 12/27/2017 reflects that a 100% inspection is scheduled for 12/28/2017.	Other Natural Causes	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2018.  The borrower accepted a promise to pay in the amount of $2,238.95 plus fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A insurance claim was filed for hail damage that occurred on 02/25/017. The servicer received loss draft check on 08/25/2017 in amount of $11554.26 under claim number 062427006. The claim is classified as enhanced endorse and release. On 08/29/2017 the claim check was endorsed and mailed to the borrower. A comment dated 12/27/2017 reflects that a 100% inspection is scheduled for 12/28/2017.  The damage repair amount is estimated at $11,554.26.  Property repair is in process.  The property condition is excellent.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202674763	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674764	Performing	01/31/2018	09/28/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	10/30/2015	Not attempting to contact the borrower	Borrower requested to information about HARP.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/30/2015.  Borrower requested to information about HARP.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed to borrower as cited on 02/23/2017.	Recast offer was mailed to borrower as cited on 02/23/2017.
202674766	Performing	01/31/2018	12/01/2017	N/A	0	1	09/07/2017	Owner Occupied	UTD	Yes	Yes	09/22/2015	Not attempting to contact the borrower	Borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/22/2015.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674767	Performing	01/31/2018	10/30/2017	N/A	0	1	12/29/2017	Owner Occupied	UTD	Yes	Yes	09/22/2016	Not attempting to contact the borrower	Borrower declined HAMP Modification	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	09/22/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/22/2016.  Borrower declined HAMP Modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674768	Performing	01/31/2018	10/04/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674775	MI ACTIVE	Performing	01/31/2018	10/12/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	08/19/2015	Not attempting to contact the borrower	The borrower called in response to a letter received. The call was interrupted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/19/2015.  The borrower called in response to a letter received. The call was interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674776	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	07/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674777	Performing	01/31/2018	10/13/2017	N/A	0	1	02/06/2018	Owner Occupied	Good	Yes	Yes	09/29/2016	Not attempting to contact the borrower	The borrower called in to request a copy of their mortgage statement.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	08/22/2016	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/29/2016.  The borrower called in to request a copy of their mortgage statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674778	Performing	01/31/2018	10/03/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	07/20/2017	Not attempting to contact the borrower	Borrower called in to advise that additional claim check received in amount of 3367.94. Borrower was advised not to endorse and send in to insurance claim department and allow for at least a 2 day turn time to get check sent back.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/20/2017.  Borrower called in to advise that additional claim check received in amount of 3367.94.  Borrower was advised not to endorse and send in to insurance claim department and allow for at least a 2 day turn time to get check sent back.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674780	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	11/17/2014	Not attempting to contact the borrower	Borrower stated the property is vacant and inhabitable. Borrower stated will be moving back in to the property once the repairs are complete from the fire damage.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	UTD	UTD	11/17/2014-Fire damage unable to verify if the repairs have been 100% complete. Borrower stated that once the repairs were done that the property would be owner occupied. Servicer received a check in the amount of $18,379.85 for fire loss.	Fire	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/17/2014.  Borrower stated the property is vacant and inhabitable. Borrower stated will be moving back in to the property once the repairs are complete from the fire damage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  11/17/2014-Fire damage unable to verify if the repairs have been 100% complete. Borrower stated that once the repairs were done that the property would be owner occupied. Servicer received a check in the amount of $18,379.85 for fire loss.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 02/09/2018: Servcier stated: “Inspection on 10/25/14 at 90%. Called 2/6/18 and left message.”	02/09/2018: Servcier stated: “Inspection on 10/25/14 at 90%. Called 2/6/18 and left message.”
202674784	Performing	01/31/2018	12/01/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674785	Performing	01/31/2018	10/27/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674786	Performing	01/31/2018	12/16/2017	N/A	0	1	03/01/2017	Owner Occupied	UTD	Yes	Yes	09/15/2016	Not attempting to contact the borrower	Incoming call to update account information,	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/15/2016.  Incoming call to update account information,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674788	Performing	01/31/2018	10/09/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	09/05/2017	Ongoing dialogue with borrower	Authorized third party contacted the servicer with general questions about mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/05/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/05/2017.  Authorized third party contacted the servicer with general questions about mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674790	Performing	01/31/2018	10/16/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674797	Performing	01/31/2018	10/04/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	04/25/2016	Not attempting to contact the borrower	Borrower called and stated that a payment had been made by accident and should have been made to the credit card. Borrower would like the payment reversed and applied to the minimal payment. Borrower was transferred to Customer Care.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/25/2016.  Borrower called and stated that a payment had been made by accident and should have been made to the credit card. Borrower would like the payment reversed and applied to the minimal payment. Borrower was transferred to Customer Care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674798	Performing	01/31/2018	10/16/2017	N/A	0	1	10/03/2017	Owner Occupied	UTD	Yes	Yes	07/24/2015	Not attempting to contact the borrower	The agent advised the borrower that the Modification documents had been received.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/24/2015.  The agent advised the borrower that the Modification documents had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-13866.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/27/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674799	Performing	01/31/2018	10/05/2017	N/A	0	1	02/06/2018	Owner Occupied	Good	Yes	Yes	10/09/2015	Not attempting to contact the borrower	Agent advised borrower account is current and advised on status of account. Also advised loan Modification expires on 10/11/2016, Modification was for 5 years.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/09/2015.  Agent advised borrower account is current and advised on status of account. Also advised loan Modification expires on 10/11/2016, Modification was for 5 years.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674801	Performing	01/31/2018	10/24/2017	N/A	0	1	01/24/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674804	Performing	01/31/2018	10/14/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674807	Performing	01/31/2018	10/07/2017	N/A	0	1	02/06/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202674813	Performing	01/31/2018	10/23/2017	N/A	0	1	01/12/2018	Non-Owner Occupied	Good	Yes	Yes	05/30/2017	Not attempting to contact the borrower	The borrower accepted a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/30/2017.  The borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202674817	Performing	01/31/2018	10/09/2017	N/A	0	1	09/26/2017	Non-Owner Occupied	Excellent	Yes	Yes	09/11/2017	Not attempting to contact the borrower	The borrower made an inquiry regarding insurance and the agent advised the current policy information was on file.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/11/2017.  The borrower made an inquiry regarding insurance and the agent advised the current policy information was on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202674820	Performing	01/31/2018	12/08/2017	N/A	0	1	01/13/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674824	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202674833	Performing	01/31/2018	10/02/2017	N/A	0	1	10/04/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202674838	Performing	01/31/2018	10/16/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674842	Performing	01/31/2018	09/29/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674843	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	09/07/2017	Occupied-UTD	UTD	Yes	Yes	08/24/2015	Not attempting to contact the borrower	Borrower stated intention is to retain the property.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/24/2015.  Borrower stated intention is to retain the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202674847	Performing	01/31/2018	12/03/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674859	Performing	01/31/2018	10/09/2017	N/A	0	1	09/29/2017	UTD	UTD	Yes	Yes	06/25/2017	Not attempting to contact the borrower	Borrower inquiry for insurance policy. Borrower stated her payment is to high and states her insurance with XXX is less Money. Advised we show premium on file as $2,199.00 Advised will transfer to customer service.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/25/2017.  Borrower inquiry for insurance policy.  Borrower stated her payment is to high and states her insurance with XXX is less Money.  Advised we show premium on file as $2,199.00  Advised will transfer to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Modification research pending is the only noted comment for prior modification.	Modification research pending is the only noted comment for prior modification.
202674860	Performing	01/31/2018	10/30/2017	N/A	0	1	09/21/2017	UTD	UTD	Yes	Yes	09/08/2017	Not attempting to contact the borrower	Borrower requesting info regarding home owners policy payment. Agent advised accordingly.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/08/2017.  Borrower requesting info regarding home owners policy payment. Agent advised accordingly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674861	Performing	01/31/2018	10/09/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674864	Performing	01/31/2018	10/30/2017	N/A	0	1	03/20/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674866	Performing	01/31/2018	12/04/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	08/30/2017	Not attempting to contact the borrower	The borrower wanted an updated escrow analysis. They were advised their new payment including escrow will be $1,607.58 effective 11/01/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/24/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/30/2017.  The borrower wanted an updated escrow analysis.  They were advised their new payment including escrow will be $1,607.58 effective 11/01/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674868	Performing	01/31/2018	10/03/2017	N/A	0	1	10/02/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674869	Performing	01/31/2018	10/14/2017	N/A	0	1	11/09/2017	Owner Occupied	UTD	Yes	Yes	04/07/2016	Not attempting to contact the borrower	The borrower called in about escrow account and stated will be mailing the final modification documents back tomorrow. The call was then transferred to customer care. Details of the transferred call not provided.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	04/07/2016	No	Retention	Yes	1	No	No	Comment dated 04/07/2016 reflects that the borrower was read the chapter 7 disclosure. Details of the chapter 7 bankruptcy not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/07/2016.  The borrower called in about escrow account and stated will be mailing the final modification documents back tomorrow. The call was then transferred to customer care. Details of the transferred call not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comment dated 04/07/2016 reflects that the borrower was read the chapter 7 disclosure. Details of the chapter 7 bankruptcy not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified on 04/20/2016 and has remained current.	The loan was modified on 04/20/2016 and has remained current.
202674870	Performing	01/31/2018	10/09/2017	N/A	0	1	10/03/2017	UTD	UTD	Yes	Yes	06/16/2017	Contact attempts - however unable to contact borrower	The borrower called in to inquire why the mortgage payment has increased. The agent advised need to connect the call to the mortgage department for further assistance and provided borrower with the toll free number and hours of operation. The agent offered to provide borrower with policy information and the borrower declined and the agent transferred to call to the mortgage department. Details of the transferred call not provided.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	05/21/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  The borrower called in to inquire why the mortgage payment has increased. The agent advised need to connect the call to the mortgage department for further assistance and provided borrower with the toll free number and hours of operation. The agent offered to provide borrower with policy information and the borrower declined and the agent transferred to call to the mortgage department. Details of the transferred call not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed to borrower 12/20/2016. No evidence noted that the borrower responded to offer.	Recast offer was mailed to borrower 12/20/2016. No evidence noted that the borrower responded to offer.
202674871	Performing	01/31/2018	10/10/2017	N/A	0	1	06/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The borrower accepted the recast offer on 04/27/2017 and the recast agreement was mailed on 05/10/2017. However, comment dated 05/22/2017 reflects that the recast agreement was not returned.	The borrower accepted the recast offer on 04/27/2017 and the recast agreement was mailed on 05/10/2017. However, comment dated 05/22/2017 reflects that the recast agreement was not returned.
202674874	Bankruptcy	01/31/2018	10/07/2017	N/A	Bankruptcy	1	02/06/2018	UTD	UTD	Yes	Yes	01/29/2015	Not attempting to contact the borrower	The borrower called in and advised that new insurance carrier is XXX and authorizes XXX to make changes to account and request payment.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	A prior claim with case XXX was dismissed on XXX	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/29/2015.  The borrower called in and advised that new insurance carrier is XXX and authorizes XXX to make changes to account and request payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/20/2017.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  A prior claim with case #17-22469 was dismissed on 10/30/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674876	Performing	01/31/2018	12/02/2017	N/A	0	1	11/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Borrower has not been delinquent during the 36 month review period.	Borrower has not been delinquent during the 36 month review period.
202674882	Performing	01/31/2018	10/16/2017	N/A	0	1	12/05/2017	Owner Occupied	UTD	Yes	Yes	02/17/2015	Not attempting to contact the borrower	The branch representative called in with borrower 2 presenting claim check in amount of $848.99. The claim check was approved for endorse and release as the claim is classified as non monitored.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/17/2015.  The branch representative called in with borrower 2 presenting claim check in amount of $848.99. The claim check was approved for endorse and release as the claim is classified as non monitored.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674883	Performing	01/31/2018	10/03/2017	N/A	0	1	10/05/2017	Owner Occupied	Good	Yes	Yes	07/18/2016	Not attempting to contact the borrower	Borrower made a promise to pay in the amount of $252.07 dated for 7/18/2017	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/18/2016.  Borrower made a promise to pay in the amount of $252.07 dated for 7/18/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674887	Performing	01/31/2018	10/18/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX. However, comments provided do not reflect this as the comments end 09/08/2017. Unable to verify if the property was impacted.	The property is located in a FEMA declared disaster area due to XXX. However, comments provided do not reflect this as the comments end 09/08/2017. Unable to verify if the property was impacted.
202674888	Performing	01/31/2018	10/02/2017	N/A	0	1	09/07/2017	Owner Occupied	UTD	Yes	Yes	03/13/2017	Ongoing dialogue with borrower	A comment dated 03/13/2017 states the borrower made contact to confirm the amount of the home owner insurance payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/13/2017.  A comment dated 03/13/2017 states the borrower made contact to confirm the amount of the home owner insurance payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674894	Performing	01/31/2018	10/02/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 01/19/2017 reflects that the recast offer was mailed to borrower. No evidence noted that the borrower returned the recast agreement.	Comment dated 01/19/2017 reflects that the recast offer was mailed to borrower. No evidence noted that the borrower returned the recast agreement.
202674895	Performing	01/31/2018	12/03/2017	N/A	0	1	10/25/2017	UTD	UTD	Yes	Yes	09/27/2017	Not attempting to contact the borrower	Servicer advised insurance policy is up to date and payment will be mailed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/27/2017.  Servicer advised insurance policy is up to date and payment will be mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674896	Performing	01/31/2018	10/02/2017	N/A	0	1	09/28/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674898	Performing	01/31/2018	10/07/2017	N/A	0	1	10/31/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674900	Performing	01/31/2018	10/10/2017	N/A	0	1	06/03/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed to the borrower 05/22/2017. No evidence borrower responded to offer.	Recast offer was mailed to the borrower 05/22/2017. No evidence borrower responded to offer.
202674901	Performing	01/31/2018	10/13/2017	N/A	0	1	11/20/2017	Owner Occupied	UTD	Yes	Yes	01/04/2017	Not attempting to contact the borrower	Borrower stated payment will be issued. No date or amount provided.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/04/2017.  Borrower stated payment will be issued. No date or amount provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674906	Performing	01/31/2018	12/18/2017	N/A	0	1	01/13/2018	Owner Occupied	UTD	Yes	Yes	01/12/2017	Not attempting to contact the borrower	The servicer called and spoke with borrower and advised of total amount due. The borrower made a promise to pay $1361.67 on 01/17/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2017.  The servicer called and spoke with borrower and advised of total amount due. The borrower made a promise to pay $1361.67 on 01/17/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674907	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674911	MI ACTIVE	Performing	01/31/2018	10/28/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	06/30/2017	Contact attempts - however unable to contact borrower	The borrower called in and was advised of total amount due. The borrower accepted a promise to pay for $1675.49 for 06/30/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/30/2017.  The borrower called in and was advised of total amount due. The borrower accepted a promise to pay for $1675.49 for 06/30/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Contact Attempts to Borrower, however number on file is a bad number.	Contact Attempts to Borrower, however number on file is a bad number.
202674913	Performing	01/31/2018	10/16/2017	N/A	0	1	01/13/2018	Owner Occupied	Good	Yes	Yes	08/01/2016	Not attempting to contact the borrower	Borrower accepted recast agreement.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/01/2016.  Borrower accepted recast agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674918	Performing	01/31/2018	10/16/2017	N/A	0	1	01/02/2018	UTD	UTD	Yes	Yes	03/17/2017	Ongoing dialogue with borrower	A comment dated 03/17/2017 states the borrower made contact to make a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/17/2017.  A  comment dated 03/17/2017 states the borrower made contact to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674919	Performing	01/31/2018	10/02/2017	N/A	0	1	06/29/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674923	Performing	01/31/2018	10/16/2017	N/A	0	1	02/01/2018	Owner Occupied	Excellent	Yes	Yes	09/20/2017	Not attempting to contact the borrower	The borrower was contacted to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/20/2017.  The borrower was contacted to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674925	Performing	01/31/2018	10/16/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX. Unable to verify if the property was affected as the servicing comments provided end 09/08/2017. Recast offer was mailed 05/22/2017. No evidence noted that the borrower responded to offer.	The property is located in a FEMA declared disaster area due to XXX. Unable to verify if the property was affected as the servicing comments provided end 09/08/2017. Recast offer was mailed 05/22/2017. No evidence noted that the borrower responded to offer.
202674929	Performing	01/31/2018	10/02/2017	N/A	0	1	07/28/2017	UTD	UTD	Yes	Yes	05/31/2015	Contact attempts - however unable to contact borrower	The borrower called in with general questions regarding the recast offer.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2015.  The borrower called in with general questions regarding the recast offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674935	Performing	01/31/2018	10/02/2017	N/A	0	1	05/26/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674937	Performing	01/31/2018	12/02/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674940	Performing	01/31/2018	10/17/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674943	Performing	01/31/2018	10/04/2017	N/A	0	1	09/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer mailed 06/22/2017. No evidence noted that the borrower responded to offer.	Recast offer mailed 06/22/2017. No evidence noted that the borrower responded to offer.
202674945	Performing	01/31/2018	10/02/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	12/21/2017	Ongoing dialogue with borrower	The authorized third party was advised of the account status.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Short Sale	10/17/2017	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/21/2017.  The authorized third party was advised of the account status.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674947	Performing	01/31/2018	10/13/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	11/10/2015	Not attempting to contact the borrower	The borrower called in to make payment in the amount of $1335.28.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/10/2015.  The borrower called in to make payment in the amount of $1335.28.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 05/27/2015.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-19555.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/16/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 08/18/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674954	Performing	01/31/2018	10/16/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Payoff requested on 02/01/2018.	Payoff requested on 02/01/2018.
202674958	Performing	01/31/2018	10/13/2017	N/A	0	1	09/30/2017	Owner Occupied	Good	Yes	Yes	09/30/2017	Ongoing dialogue with borrower	Borrower stated they are have excessive obligations and scheduled a payment for 09/30/2017 and one late charge was waived as a courtesy.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	UTD	UTD	Borrower is given the bankruptcy disclaimer upon contact.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/30/2017.  Borrower stated they are have excessive obligations and scheduled a payment for 09/30/2017 and one late charge was waived as a courtesy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Borrower is given the bankruptcy disclaimer upon contact.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674976	MI ACTIVE	Performing	01/31/2018	12/17/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	06/01/2016	Not attempting to contact the borrower	Borrower called in to discuss the Principal Reduction Incentive letter. Call was transferred to Customer Care.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/01/2016.  Borrower called in to discuss the Principal Reduction Incentive letter. Call was transferred to Customer Care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674978	Performing	01/31/2018	10/16/2017	N/A	0	1	09/21/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674979	Performing	01/31/2018	12/17/2017	N/A	0	1	11/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674980	Performing	01/31/2018	10/16/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674981	Performing	01/31/2018	10/16/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	07/07/2015	Contact attempts - however unable to contact borrower	Borrower made a promise to pay and cited servicing issues as the reason for delay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/07/2015.  Borrower made a promise to pay and cited servicing issues as the reason for delay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674983	Performing	01/31/2018	10/25/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	12/26/2017	Not attempting to contact the borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/26/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674989	Performing	01/31/2018	10/10/2017	N/A	0	1	09/15/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674991	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	Good	Yes	Yes	07/27/2015	Contact attempts - however unable to contact borrower	Borrower called to make a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/27/2015.  Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202674992	Performing	01/31/2018	10/02/2017	N/A	0	1	12/29/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674994	Performing	01/31/2018	10/16/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674997	Performing	01/31/2018	10/16/2017	N/A	0	1	05/03/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202674998	Performing	01/31/2018	10/13/2017	N/A	0	1	12/26/2017	UTD	UTD	Yes	Yes	11/15/2016	Not attempting to contact the borrower	Borrowe called in and stated that they will make their payment for the month. Borrower requested a reaffirmation agreement as well. Agent advised borrower the if they get discharged before reaffirmation is completed, then the process will not continue. Agent explained 6-8 week time frame.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/15/2016.  Borrowe called in and stated that they will make their payment for the month. Borrower requested a reaffirmation agreement as well. Agent advised borrower the if they get discharged before reaffirmation is completed, then the process will not continue. Agent explained 6-8 week time frame.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 08/17/2016.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-25342.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/19/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast/reamortization was completed on 07/28/2017.	A HAMP recast/reamortization was completed on 07/28/2017.
202674999	Performing	01/31/2018	10/12/2017	N/A	0	1	12/11/2017	UTD	UTD	Yes	Yes	07/14/2015	Not attempting to contact the borrower	The borrower called in and stated no longer needs modification assistance and stated just wants to continue making regular payments. The borrower stated wants to cancel any mortgage assistance that they may have. The agent advised will complete verbal opt out per borrower request.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/14/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/14/2015.  The borrower called in and stated no longer needs modification assistance and stated just wants to continue making regular payments. The borrower stated wants to cancel any mortgage assistance that they may have. The agent advised will complete verbal opt out per borrower request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 11/20/2014 reflects Hardest Hit Funds state denial received. Recast offer was mailed 01/19/2017. No evidence borrower responded to recast offer.	Comment dated 11/20/2014 reflects Hardest Hit Funds state denial received. Recast offer was mailed 01/19/2017. No evidence borrower responded to recast offer.
202675000	Performing	01/31/2018	10/03/2017	N/A	0	1	11/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675001	Performing	01/31/2018	10/05/2017	N/A	0	1	03/17/2017	Owner Occupied	UTD	Yes	Yes	03/17/2017	Not attempting to contact the borrower	Borrower stated not sure when can make payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/17/2017.  Borrower stated not sure when can make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675004	Performing	01/31/2018	10/04/2017	N/A	0	1	04/21/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675007	Performing	01/31/2018	10/02/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675008	Performing	01/31/2018	12/08/2017	N/A	0	1	10/24/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675015	Performing	01/31/2018	10/03/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675016	Performing	01/31/2018	10/13/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	09/10/2015	Not attempting to contact the borrower	The borrower called in asking about late fee for mortgage payment. The agent transferred the borrower to the mortgage department. Details of the transferred call not provided.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/10/2015.  The borrower called in asking about late fee for mortgage payment. The agent transferred the borrower to the mortgage department. Details of the transferred call not provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675018	Performing	01/31/2018	10/06/2017	N/A	0	1	01/04/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675024	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675027	Performing	01/31/2018	10/30/2017	N/A	0	1	10/27/2017	UTD	UTD	Yes	Yes	02/02/2016	Not attempting to contact the borrower	Borrower called to verify the documents that he faxed were received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/02/2016.  Borrower called to verify the documents that he faxed were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675034	Performing	01/31/2018	10/13/2017	N/A	0	1	12/13/2017	Owner Occupied	UTD	Yes	Yes	09/05/2017	Not attempting to contact the borrower	The borrower was advised of the different programs and a request for mortgage assistance package was sent out. The borrower cited the reason for default as excessive obligations on 08/30/2017.	No	N/A	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	09/05/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/05/2017.  The borrower was advised of the different programs and a request for mortgage assistance package was sent out. The borrower cited the reason for default as excessive obligations on 08/30/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202675040	Performing	01/31/2018	12/16/2017	N/A	0	1	01/15/2018	Owner Occupied	Good	Yes	Yes	04/18/2016	Not attempting to contact the borrower	Borrower called to schedule a fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/18/2016.  Borrower called to schedule a fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed on 09/20/2017.	Recast offer was mailed on 09/20/2017.
202675042	Performing	01/31/2018	10/03/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675043	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	12/07/2017	Ongoing dialogue with borrower	The last contact was made on 12/7/2017, in which the borrower was following up on a payment made on 10/25/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/07/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/07/2017.  The last contact was made on 12/7/2017, in which the borrower was following up on a payment made on 10/25/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675045	Performing	01/31/2018	12/08/2017	N/A	0	1	09/15/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675047	Performing	01/31/2018	10/02/2017	N/A	0	1	09/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer mailed 07/21/2017. No evidence borrower responded to recast offer.	Recast offer mailed 07/21/2017. No evidence borrower responded to recast offer.
202675053	Performing	01/31/2018	10/10/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	03/02/2016	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	03/02/2016	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/02/2016.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675062	Performing	01/31/2018	10/05/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	06/28/2017	Not attempting to contact the borrower	An authorized third party called in to inquire how bankruptcy will affect the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/28/2017.  An authorized third party called in to inquire how bankruptcy will affect the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675063	Performing	01/31/2018	10/02/2017	N/A	0	1	03/02/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675064	Performing	01/31/2018	10/09/2017	N/A	0	1	06/22/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675066	Performing	01/31/2018	10/04/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	03/30/2017	Ongoing dialogue with borrower	A comment dated 03/30/2017 states contact was made with the borrower. the borrower advised they were interested in mortgage assistance and stated they would need to call back to go over their financial information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/30/2017.  A comment dated 03/30/2017 states contact was made with the borrower. the borrower advised they were interested in mortgage assistance and stated they would need to call back to go over their financial information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675067	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	Occupied-UTD	UTD	Yes	Yes	05/24/2016	Not attempting to contact the borrower	Spoke with borrower and borrower accepted promise to pay plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/24/2016.  Spoke with borrower and borrower accepted promise to pay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202675073	Performing	01/31/2018	10/30/2017	N/A	0	1	06/01/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675078	Performing	01/31/2018	10/07/2017	N/A	0	1	04/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675088	Performing	01/31/2018	10/06/2017	N/A	0	1	12/06/2017	Owner Occupied	UTD	Yes	Yes	07/12/2016	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/12/2016.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675098	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675102	Performing	01/31/2018	10/25/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675103	Performing	01/31/2018	10/09/2017	N/A	0	1	03/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675105	Performing	01/31/2018	10/10/2017	N/A	0	1	06/26/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Borrower has not been delinquent during the 36 month review period.	Borrower has not been delinquent during the 36 month review period.
202675106	Performing	01/31/2018	10/02/2017	N/A	0	1	09/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675107	Performing	01/31/2018	12/15/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Non-Retention	Yes	1	An insurance claim for water damage sustained on 07/09/2011 was filed. The recovery check for $5,086.34 was approved for endorsement on 11/18/2014; but no evidence of completed repairs was cited.	Water	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  An insurance claim for water damage sustained on 07/09/2011 was filed.  The recovery check for $5,086.34 was approved for endorsement on 11/18/2014; but no evidence of completed repairs was cited.  The damage repair amount is estimated at $5,086.34.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed on 08/18/2017.	Recast offer was mailed on 08/18/2017.
202675108	Performing	01/31/2018	10/16/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675111	Performing	01/31/2018	10/20/2017	N/A	0	1	10/19/2017	UTD	Yes	Yes	05/24/2017	Not attempting to contact the borrower	Payment plan accepted. Excessive obligations RFD. Payment details, 05/31/2017 for $1455.66. Late fee waived.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/24/2017.  Payment plan accepted.  Excessive obligations RFD.  Payment details, 05/31/2017 for $1455.66.  Late fee waived.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675113	Performing	01/31/2018	10/05/2017	N/A	0	1	12/13/2017	Owner Occupied	UTD	Yes	Yes	12/01/2017	Ongoing dialogue with borrower	Borrower was interested in a Modification or Refinance. Servicer educate client on the procedures and requirements. Borrower stated owes more on the house than what it’s valued.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	08/25/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/01/2017.  Borrower was interested in a Modification or Refinance. Servicer educate client on the procedures and requirements. Borrower stated owes more on the house than what it’s valued.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675116	Performing	01/31/2018	10/14/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	06/21/2017	Not attempting to contact the borrower	The borrower inquired about loss mitigation.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/21/2017.  The borrower inquired about loss mitigation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675123	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675124	MI ACTIVE	Performing	01/31/2018	10/25/2017	N/A	0	1	12/04/2017	Owner Occupied	UTD	Yes	Yes	07/14/2016	Not attempting to contact the borrower	Borrower stated the reason for delinquency is the grace period. Borrower has multiple loans.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/14/2016.  Borrower stated the reason for delinquency is the grace period. Borrower has multiple loans.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675125	Performing	01/31/2018	10/02/2017	N/A	0	1	11/20/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed as cited on 09/28/2017.	HAMP recast was completed as cited on 09/28/2017.
202675127	Performing	01/31/2018	12/16/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675131	Performing	01/31/2018	10/02/2017	N/A	0	1	01/02/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675132	Performing	01/31/2018	10/10/2017	N/A	0	1	05/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675136	MI INACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	12/20/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675137	Performing	01/31/2018	10/07/2017	N/A	0	1	01/25/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675138	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	07/12/2016	Ongoing dialogue with borrower	Borrower called to make a payment in the amount of $1756.57, dated for 07/19/16	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/12/2016.  Borrower called to make a payment in the amount of  $1756.57, dated for 07/19/16
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675141	Performing	01/31/2018	10/27/2017	N/A	0	1	05/09/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675144	Performing	01/31/2018	10/11/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	Jr lien was stripped	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-59241.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/02/2017 and there is no evidence of reaffirmation.  Jr lien was stripped
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675153	Performing	01/31/2018	12/08/2017	N/A	0	1	12/14/2017	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675159	Performing	01/31/2018	10/06/2017	N/A	0	1	10/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675161	Performing	01/31/2018	10/03/2017	N/A	0	1	09/01/2017	Owner Occupied	UTD	Yes	Yes	09/01/2017	Not attempting to contact the borrower	Borrower called to make changes to the auto-pay. Call was transferred to Customer Care.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/01/2017.  Borrower called to make changes to the auto-pay. Call was transferred to Customer Care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675162	Performing	01/31/2018	09/30/2017	N/A	0	1	12/27/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675163	Performing	01/31/2018	12/29/2017	N/A	0	1	11/07/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675164	Performing	01/31/2018	10/16/2017	N/A	0	1	12/14/2017	Owner Occupied	UTD	Yes	Yes	05/16/2016	Not attempting to contact the borrower	The borrower called in to discuss the account. Borrower wanted to verify that the online payment was set-up correctly.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/16/2016.  The borrower called in to discuss the account. Borrower wanted to verify that the online payment was set-up correctly.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675165	Performing	01/31/2018	05/01/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 05/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast ineligible for offer as cited on 07/13/2016.	Recast ineligible for offer as cited on 07/13/2016.
202675167	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	02/07/2018	Owner Occupied	Good	Yes	Yes	07/27/2015	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/27/2015.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675169	Performing	01/31/2018	10/10/2017	N/A	0	1	05/24/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675189	Performing	01/31/2018	10/20/2017	N/A	0	1	01/26/2018	Non-Owner Occupied	UTD	Yes	Yes	08/07/2015	Not attempting to contact the borrower	The borrower called to inquire if payments were being applied to the loan. The borrower was advised the loan could not be discussed as she is in litigation and would need to discuss with her attorney.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/07/2015.  The borrower called to inquire if payments were being applied to the loan. The borrower was advised the loan could not be discussed as she is in litigation and would need to discuss with her attorney.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202675190	Performing	01/31/2018	09/29/2017	N/A	0	1	11/02/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675192	Performing	01/31/2018	12/11/2017	N/A	0	1	12/01/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675194	Performing	01/31/2018	10/16/2017	N/A	0	1	12/10/2017	Owner Occupied	Good	Yes	Yes	02/15/2016	Not attempting to contact the borrower	The borrower was called to collect payment; the borrower made a promise to pay for 02/15/2016.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/15/2016.  The borrower was called to collect payment; the borrower made a promise to pay for 02/15/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675196	Performing	01/31/2018	10/10/2017	N/A	0	1	01/23/2018	Owner Occupied	Good	Yes	Yes	08/15/2017	Ongoing dialogue with borrower	Insurance inquiry. Policy was written by mistake covered by Farmers insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/15/2017.  Insurance inquiry.  Policy was written by mistake covered by Farmers insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675197	Performing	01/31/2018	10/19/2017	N/A	0	1	12/07/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/19/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/07/2017.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-15499.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/11/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675200	Performing	01/31/2018	10/30/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675202	Performing	01/31/2018	10/16/2017	N/A	0	1	11/13/2017	Owner Occupied	UTD	Yes	Yes	01/17/2017	Contact attempts - however unable to contact borrower	Borrower called to confirm insurance premium had been sent. Servicer stated payment has been scheduled.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/17/2017.  Borrower called to confirm insurance premium had been sent. Servicer stated payment has been scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675204	Performing	01/31/2018	10/12/2017	N/A	0	1	10/31/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675205	Performing	01/31/2018	12/12/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	03/21/2017	Not attempting to contact the borrower	The borrower was advised to contact the insurance company to get a copy of the policy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/21/2017.  The borrower was advised to contact the insurance company to get a copy of the policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675214	Performing	01/31/2018	10/14/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Non-Retention	Yes	1	Interior repairs are required on property but no indication what repairs are needed. There is no indication repairs have started and as of 6/23/2017 the claim has been suspended due to non-responsive customer.	UTD	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Interior repairs are required on property but no indication what repairs are needed. There is no indication repairs have started and as of 6/23/2017 the claim has been suspended due to non-responsive customer.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 02/09/2018: Servcier stated: “Called 2/6/18. No valid contact numbers in file.”	02/09/2018: Servcier stated: “Called 2/6/18. No valid contact numbers in file.”
202675215	Performing	01/31/2018	10/16/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	06/25/2015	Not attempting to contact the borrower	The servicer called and spoke with the borrower regarding the modification denial decision. The borrower was advised that the modification was denied due to the account was already modified under the HAMP program, income is at an affordable level and unable to make the payment any lower based on the current status of the account. The borrower believes that the loan should be eligible for principal reduction. The agent advised borrower that at this time no. The borrower stated will review the decision letter again.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	06/25/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/25/2015.  The servicer called and spoke with the borrower regarding the modification denial decision. The borrower was advised that the modification was denied due to the account was already modified under the HAMP program, income is at an affordable level and unable to make the payment any lower based on the current status of the account. The borrower believes that the loan should be eligible for principal reduction. The agent advised borrower that at this time no. The borrower stated will review the decision letter again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The borrower accepted the recast offer on 03/22/2017 and the agreement was mailed on 04/13/2017. However, comment dated 04/24/2017 reflects that the recast agreement was not returned from the borrower.	The borrower accepted the recast offer on 03/22/2017 and the agreement was mailed on 04/13/2017. However, comment dated 04/24/2017 reflects that the recast agreement was not returned from the borrower.
202675216	Performing	01/31/2018	12/12/2017	N/A	0	1	08/21/2017	UTD	UTD	Yes	Yes	01/05/2017	Not attempting to contact the borrower	The borrower was contacted for payment arrangements. The borrower agreed on a payment promise.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/05/2017.  The borrower was contacted for payment arrangements. The borrower agreed on a payment promise.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675217	Performing	01/31/2018	12/01/2017	N/A	0	1	07/02/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675224	Performing	01/31/2018	12/15/2017	N/A	0	1	10/04/2017	Owner Occupied	Good	Yes	Yes	09/27/2017	Not attempting to contact the borrower	Borrower accepted a promise to pay in the amount of $2701.22 effective 9/27/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/27/2017.  Borrower accepted a promise to pay in the amount of $2701.22 effective 9/27/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675225	Performing	01/31/2018	12/02/2017	N/A	0	1	10/05/2017	Owner Occupied	UTD	Yes	Yes	05/31/2017	Not attempting to contact the borrower	Servicer spoke with primary borrower and borrower was unable to commit to pay and borrower hung up. Comment dated 05/232017 shows servicer advised borrower to check their credit card status as the card is connected to the loan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2017.  Servicer spoke with primary borrower and borrower was unable to commit to pay and borrower hung up. Comment dated 05/232017 shows servicer advised borrower to check their credit card status as the card is connected to the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed to borrower on 09/20/2017.	Recast offer was mailed to borrower on 09/20/2017.
202675227	Performing	01/31/2018	10/13/2017	N/A	0	1	01/14/2018	UTD	UTD	Yes	Yes	10/13/2016	Ongoing dialogue with borrower	A comment dated 10/13/2016 the borrower made contact to make a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/13/2016.  A comment dated 10/13/2016 the borrower made contact to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675229	Performing	01/31/2018	10/10/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675232	Performing	01/31/2018	10/30/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675236	Performing	01/31/2018	12/01/2017	N/A	0	1	01/18/2018	Owner Occupied	UTD	Yes	Yes	08/04/2015	Contact attempts - however unable to contact borrower	Borrower called in finding out the reason for the payment increase.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/04/2015.  Borrower called in finding out the reason for the payment increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675238	Performing	01/31/2018	10/21/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/21/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675248	Performing	01/31/2018	10/02/2017	N/A	0	1	09/08/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202675251	Performing	01/31/2018	09/29/2017	N/A	0	1	05/22/2017	UTD	UTD	Yes	Yes	01/14/2016	Ongoing dialogue with borrower	Borrower called regarding confirmation of payment for their homeowners’ insurance.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	Borrower is given the bankruptcy disclaimer upon contact.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/14/2016.  Borrower called regarding confirmation of payment for their homeowners’ insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is filed/under plan.  Borrower is given the bankruptcy disclaimer upon contact.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast ineligible for offer.	Recast ineligible for offer.
202675253	Performing	01/31/2018	10/05/2017	N/A	0	1	09/08/2017	Owner Occupied	UTD	Yes	Yes	12/24/2014	Not attempting to contact the borrower	The authorized third party opted out of the trial approval and plans to keep the account the way it is.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	12/24/2014	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/24/2014.  The authorized third party opted out of the trial approval and plans to keep the account the way it is.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675257	Performing	01/31/2018	10/11/2017	N/A	0	1	08/03/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675259	Performing	01/31/2018	10/09/2017	N/A	0	1	01/08/2018	Owner Occupied	Good	Yes	Yes	10/09/2017	Not attempting to contact the borrower	The borrower called to discuss the decline decision for the modification. The borrower was informed the payment is already affordable based on the level of income and has assets that exceed $25,000. The borrower was informed the decision can be appealed.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/09/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/09/2017.  The borrower called to discuss the decline decision for the modification. The borrower was informed the payment is already affordable based on the level of income and has assets that exceed $25,000. The borrower was informed the decision can be appealed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 08-34537.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/21/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675260	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675263	Performing	01/31/2018	10/03/2017	N/A	0	1	02/01/2018	Owner Occupied	Good	Yes	Yes	11/09/2015	Not attempting to contact the borrower	Borrower was advised of final modification documents and borrower stated that they will review and sign them. Borrower was also advised of payments.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/09/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/09/2015.  Borrower was advised of final modification documents and borrower stated that they will review and sign them. Borrower was also advised of payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675272	Performing	01/31/2018	12/06/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	12/06/2017	Not attempting to contact the borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/06/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675277	Performing	01/31/2018	10/03/2017	N/A	0	1	10/03/2017	Owner Occupied	UTD	Yes	Yes	03/25/2016	Not attempting to contact the borrower	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/25/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675282	Performing	01/31/2018	09/30/2017	N/A	0	1	11/06/2017	UTD	UTD	Yes	Yes	10/01/2016	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/01/2016.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675284	Performing	01/31/2018	10/14/2017	N/A	0	1	01/19/2018	Owner Occupied	Good	Yes	Yes	11/13/2017	Not attempting to contact the borrower	The last contact was made on 11/13/2017, in which the borrower had an insurance inquiry.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/13/2017.  The last contact was made on 11/13/2017, in which the borrower had an insurance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675287	Performing	01/31/2018	10/05/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	07/12/2017	Ongoing dialogue with borrower	The servicer informed the borrower on 07/12/2017 that a new recast agreement will be mailed in August.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/12/2017.  The servicer informed the borrower on 07/12/2017 that a new recast agreement will be mailed in August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675289	Performing	01/31/2018	10/16/2017	N/A	0	1	01/26/2018	Owner Occupied	UTD	Yes	Yes	09/07/2016	Contact attempts - however unable to contact borrower	The borrower stated the reason for delinquency was the grace period. The borrower accepted a promise to pay 1 payment on 9/8/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/18/2015	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/07/2016.  The borrower stated the reason for delinquency was the grace period.  The borrower accepted a promise to pay 1 payment on 9/8/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675291	Performing	01/31/2018	10/14/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675297	Performing	01/31/2018	10/10/2017	N/A	0	1	12/14/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675299	Performing	01/31/2018	10/09/2017	N/A	0	1	08/18/2017	UTD	UTD	Yes	Yes	04/06/2016	Not attempting to contact the borrower	The borrower called to get a status of the Draw check for the Thunderstorm damage claim on 8/16/2015. The borrower was advised of the time frame for the check to be sent.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/06/2016.  The borrower called to get a status of the Draw check for the Thunderstorm damage claim on 8/16/2015. The borrower was advised of the time frame for the check to be sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675301	Performing	01/31/2018	12/07/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675302	Performing	01/31/2018	10/23/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	08/16/2017	Not attempting to contact the borrower	Spoke with borrower, borrower agreed for a ptp iao $2654.74 dated 8/31/16.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/16/2017.  Spoke with borrower, borrower agreed for a ptp iao $2654.74 dated 8/31/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675305	Performing	01/31/2018	10/18/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	06/02/2015	Not attempting to contact the borrower	Borrower wanted information on the Modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/02/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/02/2015.  Borrower wanted information on the  Modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675309	Performing	01/31/2018	10/05/2017	N/A	0	1	01/20/2017	Owner Occupied	Good	Yes	Yes	01/18/2017	Not attempting to contact the borrower	Servicer called borrower and borrower made a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/18/2017.  Servicer called borrower and borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675310	Performing	01/31/2018	10/06/2017	N/A	0	1	04/07/2017	Non-Owner Occupied	UTD	Yes	Yes	02/13/2017	Contact attempts - however unable to contact borrower	Borrower stated will make payment for 2/28/2017, in the amount of $2043.64.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/13/2017.  Borrower stated will make payment for 2/28/2017, in the amount of $2043.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202675312	MI ACTIVE	Performing	01/31/2018	12/08/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	12/07/2017	Not attempting to contact the borrower	The borrower made a payment via mail.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/07/2017.  The borrower made a payment  via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675318	Performing	01/31/2018	10/13/2017	N/A	0	1	01/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675320	Performing	01/31/2018	12/15/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675322	Performing	01/31/2018	10/10/2017	N/A	0	1	03/20/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675325	Bankruptcy	01/31/2018	10/30/2017	N/A	Bankruptcy	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	Comment dated 12/17/2017 reflects pending case close out. Request for statement of clerks cost filed XXX statement adjourning 341 (A) meeting of creditors on 04/04/2018 entered 12/06/2017.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/20/2017 and there is no evidence of reaffirmation.  Comment dated 12/17/2017 reflects pending case close out. Request for statement of clerks cost filed 11/17/2017, statement adjourning 341 (A) meeting of creditors on 04/04/2018 entered 12/06/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675327	Performing	01/31/2018	10/05/2017	N/A	0	1	07/28/2017	Occupied-UTD	UTD	Yes	Yes	10/26/2016	Not attempting to contact the borrower	Account inquiry. Modification question about $1000 deducted from principle.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/26/2016.  Account inquiry.  Modification question about $1000 deducted from principle.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast agreement was completed on 07/28/2017.	HAMP recast agreement was completed on 07/28/2017.
202675329	Performing	01/31/2018	10/16/2017	N/A	0	1	12/11/2017	UTD	UTD	Yes	Yes	02/22/2017	Not attempting to contact the borrower	Spoke with the borrower and advised of moving forward with the recast based on the agreement received, a new agreement will not be sent to the borrower.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/22/2017.  Spoke with the borrower and advised of moving forward with the recast based on the agreement received, a new agreement will not be sent to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675331	Performing	01/31/2018	10/13/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	10/05/2017	Not attempting to contact the borrower	Borrower gave permission to speak with husband. Servicer advised borrower of the principle balance on the first and second mortgage. The borrower had no further questions.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/05/2017.  Borrower gave permission to speak with husband. Servicer advised borrower of the principle balance on the first and second mortgage. The borrower had no further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675332	Performing	01/31/2018	12/14/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	03/12/2015	Ongoing dialogue with borrower	The borrower was contacted for payment arrangements. The borrower agreed on a payment promise.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/12/2015.  The borrower was contacted for payment arrangements. The borrower agreed on a payment promise.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675333	Performing	01/31/2018	10/12/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	01/29/2018	Not attempting to contact the borrower	Borrower called in and interested in mortgage assistance and agreed to financial interview. Initial review of household income=$2450.00 and household expenses not including mortgage payment= $75.00. Borrower is employed. Borrower offered down payment=xxx. Reason for default is not resolved.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	01/29/2018	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/29/2018.  Borrower called in and interested in mortgage assistance and agreed to financial interview. Initial review of household income=$2450.00 and household expenses not including mortgage payment= $75.00. Borrower is employed. Borrower offered down payment=$992.82. Initial date=2/12/2018 start date 3/12/2018. Reason for default is not resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675335	Performing	01/31/2018	12/11/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675337	Performing	01/31/2018	10/06/2017	N/A	0	1	10/31/2017	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675338	Performing	01/31/2018	10/13/2017	N/A	0	1	07/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675339	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/13/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675340	Performing	01/31/2018	10/09/2017	N/A	0	1	12/06/2017	Owner Occupied	UTD	Yes	Yes	12/15/2014	Not attempting to contact the borrower	Borrower inquired if they need to fill out the RMA. Associate advised the don’t if they do not need assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2014.  Borrower inquired if they need to fill out the RMA. Associate advised the don’t if they do not need assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675341	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675344	Performing	01/31/2018	10/07/2017	N/A	0	1	08/25/2017	Owner Occupied	UTD	Yes	Yes	08/19/2016	Not attempting to contact the borrower	The borrower set up promise to pay in the amount of $1740.80 for 08/23/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	08/19/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/19/2016.  The borrower set up promise to pay in the amount of $1740.80 for 08/23/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675348	MI ACTIVE	Performing	01/31/2018	10/17/2017	N/A	0	1	12/31/2017	UTD	UTD	Yes	Yes	08/31/2015	Contact attempts - however unable to contact borrower	Borrower transferred to customer care. Bankruptcy removed, discharged. Call interrupted.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	No	Notes indicate prior discharged BK, no further details provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/31/2015.  Borrower transferred to customer care.  Bankruptcy removed, discharged.  Call interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Notes indicate prior discharged BK, no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675350	Performing	01/31/2018	12/15/2017	N/A	0	1	12/01/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675351	Performing	01/31/2018	10/02/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	04/25/2016	Ongoing dialogue with borrower	Borrower called in response to letter received requesting insurance information. Borrower confirmed XXX Insurance policy number effective 4/25/2016-2017, premium $504; paid 4/20/2016 via wire payment, coverage $164200 with a 1000 deductible.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/25/2016.  Borrower called in response to letter received requesting insurance information.  Borrower confirmed XXX Insurance policy number effective 4/25/2016-2017, premium $504; paid 4/20/2016 via wire payment, coverage $164200 with a 1000 deductible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675355	Performing	01/31/2018	10/26/2017	N/A	0	1	01/29/2018	Owner Occupied	Excellent	Yes	Yes	06/21/2017	Contact attempts - however unable to contact borrower	Borrower made a promise to pay. Borrower called in stated would make payment tomorrow. Borrower also stated that did not want the pre-approved repayment offer sent.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	05/27/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/21/2017.  Borrower made a promise to pay. Borrower called in stated would make payment tomorrow. Borrower also stated that did not want the pre-approved repayment offer sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675357	Performing	01/31/2018	10/06/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	01/22/2018	Not attempting to contact the borrower	The borrower discussed their statement showing the loan due for two payments.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/22/2018.  The borrower discussed their statement showing the loan due for two payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-42980.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/07/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675360	Performing	01/31/2018	12/20/2017	N/A	0	1	12/20/2017	Owner Occupied	Excellent	Yes	Yes	05/12/2015	Not attempting to contact the borrower	Spoke with the borrower promise to pay 05/15/2017 in the amount of $1374.64.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/12/2015.  Spoke with the borrower promise to pay 05/15/2017 in the amount of $1374.64.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675361	Performing	01/31/2018	12/15/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675365	Performing	01/31/2018	10/11/2017	N/A	0	1	07/25/2017	UTD	UTD	Yes	Yes	06/11/2015	Not attempting to contact the borrower	Spoke with insurance company and was advised to fax request.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/11/2015.  Spoke with insurance company and was advised to fax request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675366	Performing	01/31/2018	10/18/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	12/28/2017	Not attempting to contact the borrower	The insurance agent called about the change in carrier.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/20/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2017.  The insurance agent called about the change in carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675368	Performing	01/31/2018	10/18/2017	N/A	0	1	06/12/2017	Non-Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202675371	Performing	01/31/2018	10/25/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675372	Performing	01/31/2018	10/10/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675373	Performing	01/31/2018	10/10/2017	N/A	0	1	09/26/2017	Owner Occupied	UTD	Yes	Yes	08/24/2017	Not attempting to contact the borrower	The borrower called to confirm to verify that the modification was declined. The borrower requested to opt out.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/24/2017.  The borrower called to confirm to verify that the modification was declined. The borrower requested to opt out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675375	MI ACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	03/20/2017	Owner Occupied	Good	Yes	Yes	02/26/2016	Not attempting to contact the borrower	The borrower called in response to the Welcome Letter.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/26/2016.  The borrower called in response to the Welcome Letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 02/09/2018: Servcier stated: “Cease and Desist is still valid”	02/09/2018: Servcier stated: “Cease and Desist is still valid”
202675377	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	10/16/2017	Not attempting to contact the borrower	The borrower made a fast pay payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/16/2017.  The borrower made a fast pay payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675378	Performing	01/31/2018	12/06/2017	N/A	0	1	10/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed on 10/26/2017.	HAMP recast was completed on 10/26/2017.
202675385	Performing	01/31/2018	10/17/2017	N/A	0	1	12/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675389	Performing	01/31/2018	10/30/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675390	Performing	01/31/2018	12/02/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675391	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675394	Performing	01/31/2018	12/10/2017	N/A	0	1	11/17/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675395	Performing	01/31/2018	12/20/2017	N/A	0	1	11/09/2017	Occupied-UTD	Good	Yes	Yes	01/09/2017	Not attempting to contact the borrower	Borrower made payment for $1,783.73, effective 01/16/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/09/2017.  Borrower made payment for $1,783.73, effective 01/16/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202675399	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	12/14/2017	Owner Occupied	Good	Yes	Yes	08/19/2015	Contact attempts - however unable to contact borrower	Borrower contacted and quoted total amount due.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/19/2015.  Borrower contacted and quoted total amount due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675401	Performing	01/31/2018	10/30/2017	N/A	0	1	06/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-42749.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/07/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675402	Performing	01/31/2018	10/30/2017	N/A	0	1	10/16/2017	Owner Occupied	UTD	Yes	Yes	07/12/2017	Not attempting to contact the borrower	Account inquiry. Advised of account status. Need 4506T and paystubs received package a couple days ago will return in a few days.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/12/2017.  Account inquiry.  Advised of account status.  Need 4506T and paystubs received package a couple days ago will return in a few days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675403	Performing	01/31/2018	10/02/2017	N/A	0	1	02/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675404	Performing	01/31/2018	10/31/2017	N/A	0	1	01/24/2018	Owner Occupied	UTD	Yes	Yes	10/27/2016	Contact attempts - however unable to contact borrower	Borrower was advised that the recast agreement was received but the documents were received past the deadline. Borrower was advised that a new set of documents will be sent next week and would need to be signed and returned as soon as the documents are received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/27/2016.  Borrower was advised that the recast agreement was received but the documents were received past the deadline. Borrower was advised that a new set of documents will be sent next week and would need to be signed and returned as soon as the documents are received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675407	Performing	01/31/2018	10/11/2017	N/A	0	1	11/05/2017	Owner Occupied	UTD	Yes	Yes	10/27/2016	Not attempting to contact the borrower	Borrower had general questions about a modification. Borrower was unable to provide information necessary for servicer to make a decision.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/27/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/27/2016.  Borrower had general questions about a modification.  Borrower was unable to provide information necessary for servicer to make a decision.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675409	MI ACTIVE	Performing	01/31/2018	10/12/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast effective for 08/01/2017 was completed on 07/28/2017.	A HAMP recast effective for 08/01/2017 was completed on 07/28/2017.
202675417	Performing	01/31/2018	10/20/2017	N/A	0	1	03/21/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675419	Performing	01/31/2018	12/10/2017	N/A	0	1	06/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675421	Performing	01/31/2018	10/16/2017	N/A	0	1	08/03/2017	Owner Occupied	Good	Yes	Yes	07/24/2015	Not attempting to contact the borrower	Spoke with the borrower accepted promise to pay default due to payment dispute.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/24/2015.  Spoke with the borrower accepted promise to pay default due to payment dispute.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675422	Performing	01/31/2018	10/14/2017	N/A	0	1	02/07/2018	Owner Occupied	Good	Yes	Yes	07/27/2015	Not attempting to contact the borrower	Account inquiry. Insurance inquiry checking on claim check.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/27/2015.  Account inquiry.  Insurance inquiry checking on claim check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A prior hazard claim was filed for fire damage that occurred on 08/16/2017 in the amount of $36145.83. The claim was released on 07/23/2015 with the complete inspection on file.	A prior hazard claim was filed for fire damage that occurred on 08/16/2017 in the amount of $36145.83. The claim was released on 07/23/2015 with the complete inspection on file.
202675423	Performing	01/31/2018	10/11/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	10/22/2016	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/22/2016.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675424	Performing	01/31/2018	10/20/2017	N/A	0	1	12/16/2017	Owner Occupied	Poor	Yes	Yes	06/16/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675430	Performing	01/31/2018	10/05/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675431	Performing	01/31/2018	10/16/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	05/12/2016	Not attempting to contact the borrower	Borrower called in regarding modification	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/12/2016.  Borrower called in regarding modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-49845.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/11/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 02/09/2018: Servcier stated: “Cease and Desist is not valid”	02/09/2018: Servcier stated: “Cease and Desist is not valid”
202675441	Performing	01/31/2018	10/13/2017	N/A	0	1	05/26/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed to borrower on 02/21/2017.	Recast offer was mailed to borrower on 02/21/2017.
202675444	Performing	01/31/2018	10/09/2017	N/A	0	1	07/10/2017	UTD	UTD	Yes	Yes	11/10/2014	Not attempting to contact the borrower	Authorized third party called in response to operation letter received. Caller was concerned about name discrepancy and asked if payment had been sent to xxx Agent advised the payment was sent on 11/4/14 in the amount of $775.00 and advised caller that the name discrepancy happens if name on policy differs from the name on the account. Caller advised premium should be $420.00 and will contact xxx	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/10/2014.  Authorized third party called in response to operation letter received.  Caller was concerned about name discrepancy and asked if payment had been sent to Kemper.  Agent advised the payment was sent on 11/4/14 in the amount of $775.00  and advised caller that the name discrepancy happens if name on policy differs from the name on the account.  Caller advised premium should be $420.00 and will contact Kemper.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675445	Performing	01/31/2018	10/06/2017	N/A	0	1	12/06/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675446	Performing	01/31/2018	10/02/2017	N/A	0	1	02/06/2018	Owner Occupied	Good	Yes	Yes	12/01/2016	Not attempting to contact the borrower	The borrower was contacted to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/01/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/01/2016.  The borrower was contacted to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675448	Performing	01/31/2018	09/19/2017	N/A	0	1	11/03/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/19/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast agreement mailed to borrower on 06/09/2017 and was not returned as of 06/26/2017. Servicer spoke with borrowers’ insurance company requesting an additional payment in the amount of $125.00.	Recast agreement mailed to borrower on 06/09/2017 and was not returned as of 06/26/2017. Servicer spoke with borrowers’ insurance company requesting an additional payment in the amount of $125.00.
202675449	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	06/07/2017	Owner Occupied	UTD	Yes	Yes	06/15/2016	Not attempting to contact the borrower	Borrower called to ask if the repayment plan could be activated. Advised the borrower that due to missing the first payment of the repayment plan could not activate. Borrower stated that has been making the payments on the account and does not under stand why the account shows past due. Explained it’s due to the payment going up. Borrower made a payment to cover two (2) months.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	06/15/2016	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/15/2016.  Borrower called to ask if the repayment plan could be activated. Advised the borrower that due to missing the first payment of the repayment plan could not activate. Borrower stated that has been making the payments on the account and does not under stand why the account shows past due. Explained it’s due to the payment going up. Borrower made a payment to cover two (2) months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675450	Performing	01/31/2018	12/28/2017	N/A	0	1	11/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675451	Performing	01/31/2018	10/02/2017	N/A	0	1	09/20/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675453	Performing	01/31/2018	10/14/2017	N/A	0	1	03/20/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675455	Performing	01/31/2018	12/12/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675456	Performing	01/31/2018	10/12/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675458	Performing	01/31/2018	10/10/2017	N/A	0	1	06/04/2017	UTD	UTD	Yes	Yes	04/24/2017	Not attempting to contact the borrower	The borrower called in regarding escrow increase. Advised the borrower that they are not escrowed for insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/24/2017.  The borrower called in regarding escrow increase. Advised the borrower that they are not escrowed for insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675459	Performing	01/31/2018	10/07/2017	N/A	0	1	02/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675461	Performing	01/31/2018	10/19/2017	N/A	0	1	03/30/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/19/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675462	Performing	01/31/2018	10/06/2017	N/A	0	1	06/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675465	Performing	01/31/2018	10/26/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	12/28/2017	Ongoing dialogue with borrower	The borrower called in and stated received a call from servicer. The agent advised borrower of what is needed. The borrower was advised need perfected 4506T for non borrower, required due to self employment and needs to be no writing over numbers or letters and needs to be a clean perfected document. The borrower stated will send in the documents.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/28/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2017.  The borrower called in and stated received a call from servicer. The agent advised borrower of what is needed. The  borrower was advised need perfected 4506T for non borrower, required due to self employment and needs to be no writing over numbers or letters and needs to be a clean perfected document. The borrower stated will send in the documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675466	Performing	01/31/2018	10/05/2017	N/A	0	1	08/03/2017	UTD	UTD	Yes	Yes	04/30/2015	Not attempting to contact the borrower	The servicer informed the borrower on 04/30/2015 that the refund received in the prior year was a result of a surplus in the escrow account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/30/2015.  The servicer informed the borrower on 04/30/2015 that the refund received in the prior year was a result of a surplus in the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675468	Performing	01/31/2018	10/31/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed to borrower on 12/20/2016.	Recast offer was mailed to borrower on 12/20/2016.
202675471	Performing	01/31/2018	10/30/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675475	Performing	01/31/2018	10/11/2017	N/A	0	1	01/10/2018	Owner Occupied	Excellent	Yes	Yes	12/03/2015	Not attempting to contact the borrower	Borrower entered into a repayment plan with intent to keep property. Borrower advised reason for delinquent was due to marital difficulties.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/03/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/03/2015.  Borrower entered into a repayment plan with intent to keep property. Borrower advised reason for delinquent was due to marital difficulties.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675478	Performing	01/31/2018	10/31/2017	N/A	0	1	12/01/2017	Owner Occupied	Poor	Yes	Yes	04/28/2016	Not attempting to contact the borrower	The borrower accepted promise to pay set for 05/03/2016 in the amount of $1800.36.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/28/2016.  The borrower accepted promise to pay set for 05/03/2016 in the amount of $1800.36.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675480	Performing	01/31/2018	10/04/2017	N/A	0	1	12/01/2017	Owner Occupied	Good	Yes	Yes	04/19/2017	Not attempting to contact the borrower	Borrower accepted a promise to pay plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/19/2017.  Borrower accepted a promise to pay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675485	Performing	01/31/2018	10/07/2017	N/A	0	1	10/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675487	MI ACTIVE	Performing	01/31/2018	12/02/2017	N/A	0	1	11/21/2017	Owner Occupied	UTD	Yes	Yes	11/26/2014	Not attempting to contact the borrower	The borrower opted out from the mortgage review in progress.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/26/2014	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/26/2014.  The borrower opted out from the mortgage review in progress.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675490	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675491	Performing	01/31/2018	10/11/2017	N/A	0	1	09/22/2017	Owner Occupied	UTD	Yes	Yes	01/25/2017	Not attempting to contact the borrower	The borrower called about positive incentive. The borrower was advised that they would not be eligible for incentive.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/25/2017.  The borrower called about positive incentive. The borrower was advised that they would not be eligible for incentive.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675493	Performing	01/31/2018	10/16/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675494	MI ACTIVE	Performing	01/31/2018	12/04/2017	N/A	0	1	11/11/2016	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: One late charge was waived for to bank error as cited on 11/02/2016.	One late charge was waived for to bank error as cited on 11/02/2016.
202675496	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	12/06/2017	Occupied-UTD	Good	Yes	Yes	04/08/2016	Not attempting to contact the borrower	Borrower was quoted total amount due and stated intent to keep property	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/08/2016.  Borrower was quoted total amount due and stated intent to keep property
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202675502	Performing	01/31/2018	10/31/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	08/16/2017	Ongoing dialogue with borrower	Servicer contacted borrower in regards to their complaint and advised of the appraisal amount. Borrower stated they were able to proceed with their closing to refinance already. Request for a statement showing the $5,000.00 incentive was applied was requested from the borrower. Servicer advised PMI has been cancelled.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	08/16/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/16/2017.  Servicer contacted borrower in regards to their complaint and advised of the appraisal amount. Borrower stated they were able to proceed with their closing to refinance already. Request for a statement showing the $5,000.00 incentive was applied was requested from the borrower. Servicer advised PMI has been cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: Payoff quote was completed as cited on 10/16/2017. Recast offer was mailed to borrower as cited on 05/22/2017.
																																																																																																																																																																																																Servicer advised PMI cancelled 08/14/2017- appraisal at $440,000	Payoff quote was completed as cited on 10/16/2017. Recast offer was mailed to borrower as cited on 05/22/2017. Servicer advised PMI cancelled 08/14/2017- appraisal at $440,000
202675505	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	12/16/2017	Owner Occupied	UTD	Yes	Yes	12/16/2017	Ongoing dialogue with borrower	The borrower made a fast pay payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2017.  The borrower made a fast pay payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675508	Performing	01/31/2018	10/17/2017	N/A	0	1	01/13/2018	Owner Occupied	UTD	Yes	Yes	08/04/2016	Contact attempts - however unable to contact borrower	The borrower made an inquiry regarding payment, stated on 07/28/2016 schedule a payment to come and didn’t see the payment being made.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/04/2016.  The borrower made an inquiry regarding payment, stated on 07/28/2016 schedule a payment to come and didn’t see the payment being made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675509	Performing	01/31/2018	10/31/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	12/04/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/04/2017.  The borrower made a payment via fast pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675516	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	02/01/2018	Owner Occupied	Good	Yes	Yes	08/31/2015	Not attempting to contact the borrower	Payment inquiry. Promise to pay $837.49, effective 09/05/2015	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/31/2015.  Payment inquiry.  Promise to pay $837.49, effective 09/05/2015
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675518	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675519	Performing	01/31/2018	10/31/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675524	MI ACTIVE	Performing	01/31/2018	10/05/2017	N/A	0	1	07/08/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675534	Performing	01/31/2018	12/02/2017	N/A	0	1	12/14/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675536	Performing	01/31/2018	10/16/2017	N/A	0	1	06/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675537	Performing	01/31/2018	10/20/2017	N/A	0	1	06/22/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675538	MI ACTIVE	Performing	01/31/2018	10/27/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675539	Bankruptcy	01/31/2018	12/28/2017	N/A	Bankruptcy	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	A prior chapter 13 bankruptcy XXX was dismissed XXX Proof of claim bar date 04/03/2018.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-52773.  The most recent bankruptcy status is active.  A prior chapter 13 bankruptcy #17-52166 was dismissed 11/24/2017. Proof of claim bar date 04/03/2018.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Payoff quote completed 8/24/2017.	Payoff quote completed 8/24/2017.
202675548	Performing	01/31/2018	12/01/2017	N/A	0	1	11/06/2017	Owner Occupied	Good	Yes	Yes	03/16/2015	Not attempting to contact the borrower	Spoke to the borrower who made a payment over the phone in the amount of $1203.12 for 03/16/2015	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/16/2015.  Spoke to the borrower who made a payment over the phone in the amount of $1203.12 for 03/16/2015
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675549	Performing	01/31/2018	10/28/2017	N/A	0	1	12/22/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202675552	Performing	01/31/2018	10/02/2017	N/A	0	1	11/01/2017	Owner Occupied	Good	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675553	Performing	01/31/2018	10/07/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	12/07/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/07/2017.  The borrower made a payment via fast pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675563	Performing	01/31/2018	10/25/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	03/26/2015	Not attempting to contact the borrower	Servicer called to let Borrower know the modification was complete.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/26/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/26/2015.  Servicer called to let Borrower know the modification was complete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675564	Performing	01/31/2018	10/18/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675566	Performing	01/31/2018	10/02/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675570	Performing	01/31/2018	10/04/2017	N/A	0	1	07/03/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675573	Performing	01/31/2018	10/06/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675574	Performing	01/31/2018	10/24/2017	N/A	0	1	01/31/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675582	Performing	01/31/2018	10/16/2017	N/A	0	1	01/05/2018	Owner Occupied	UTD	Yes	Yes	09/30/2016	Ongoing dialogue with borrower	Borrower made a payment in the amount of $2050.84 through lender’s website and confirmed not interested in mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/30/2016.  Borrower made a payment in the amount of $2050.84 through lender’s website and confirmed not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675583	Performing	01/31/2018	10/24/2017	N/A	0	1	02/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Loan modified outside of commentary review period.	Loan modified outside of commentary review period.
202675586	Performing	01/31/2018	10/03/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	05/04/2016	Not attempting to contact the borrower	Spoke to Authorized Third Party who consented to proceed with the ER interview. Third party would like to talk about refinancing the property. Call transferred to refinancing department.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2016.  Spoke to Authorized Third Party who consented to proceed with the ER interview. Third party would like to talk about refinancing the property. Call transferred to refinancing department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675587	Performing	01/31/2018	12/13/2017	N/A	0	1	01/20/2018	Owner Occupied	Good	Yes	Yes	01/17/2018	Ongoing dialogue with borrower	A comment dated 01/17/2018 states the borrower made contact to enter into a promise to pay agreement.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	09/21/2017	No	Retention	Yes	1	Current	09/20/2017	03/19/2018	$0.00	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/17/2018.  A comment dated 01/17/2018 states the borrower made contact to enter into a promise to pay agreement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675591	Performing	01/31/2018	10/11/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	10/11/2017	Ongoing dialogue with borrower	The borrower made a fast pay payment	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/11/2017.  The borrower made a fast pay payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675593	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	02/06/2018	Not attempting to contact the borrower	CUSTOMER REQUESTED PMI WAIVER	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/06/2018.  CUSTOMER REQUESTED PMI WAIVER
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675599	Performing	01/31/2018	10/16/2017	N/A	0	1	11/09/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675604	Performing	01/31/2018	10/04/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	05/31/2017	Not attempting to contact the borrower	Borrower was advised to disregard letters received if not seeking mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/26/2017	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2017.  Borrower was advised to disregard letters received if not seeking mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675605	Performing	01/31/2018	10/03/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675609	Performing	01/31/2018	12/12/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675615	Performing	01/31/2018	10/11/2017	N/A	0	1	04/14/2017	Owner Occupied	UTD	Yes	Yes	11/06/2014	Not attempting to contact the borrower	Borrower accepted a promise to pay on 11/14/2014 for a payment in the amount of $1,374.05.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/06/2014.  Borrower accepted a promise to pay on 11/14/2014 for a payment in the amount of $1,374.05.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675616	Performing	01/31/2018	10/06/2017	N/A	0	1	04/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675618	Performing	01/31/2018	12/02/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675619	Performing	01/31/2018	12/02/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675620	Performing	01/31/2018	10/16/2017	N/A	0	1	10/16/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675628	Performing	01/31/2018	10/16/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675630	Performing	01/31/2018	12/29/2017	N/A	0	1	12/06/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675634	Performing	01/31/2018	10/02/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A payoff quote was completed on 01/25/2018.	A payoff quote was completed on 01/25/2018.
202675635	Performing	01/31/2018	10/14/2017	N/A	0	1	07/08/2017	Owner Occupied	UTD	Yes	Yes	02/17/2017	Ongoing dialogue with borrower	The borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/17/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/17/2017.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675638	Performing	01/31/2018	10/04/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675641	Performing	01/31/2018	10/02/2017	N/A	0	1	11/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675646	Performing	01/31/2018	10/14/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675648	Performing	01/31/2018	10/14/2017	N/A	0	1	07/07/2017	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675652	Performing	01/31/2018	12/15/2017	N/A	0	1	10/17/2017	Owner Occupied	UTD	Yes	Yes	10/11/2017	Not attempting to contact the borrower	Spoke with the borrower who accepted re payment plan also paid down payment for plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/11/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/11/2017.  Spoke with the borrower who accepted re payment plan also paid down payment for plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675653	Performing	01/31/2018	09/29/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	11/15/2017	Not attempting to contact the borrower	At last contact, the borrower called inquiring about payment for the insurance premium.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/15/2017.  At last contact, the borrower called inquiring about payment for the insurance premium.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675654	Performing	01/31/2018	10/06/2017	N/A	0	1	12/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675659	MI ACTIVE	Bankruptcy	01/31/2018	10/12/2017	N/A	Bankruptcy	1	02/06/2018	UTD	UTD	Yes	Yes	11/07/2017	Not attempting to contact the borrower	Borrower inquiry to discuss PMI, stated should be at 80%, call transferred to Customer Care.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	N/A	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/07/2017.  Borrower inquiry to discuss PMI, stated should be at 80%, call transferred to Customer Care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-15987.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675660	Performing	01/31/2018	12/09/2017	N/A	0	1	12/14/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675663	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	01/22/2015	Not attempting to contact the borrower	Misdirected call-borrower called in to verify escrow balance. Advised borrower to verify balance will need to be confirmed with customer service. Borrower also stated had received a carrier changed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/22/2015.  Misdirected call-borrower called in to verify escrow balance. Advised borrower to verify balance will need to be confirmed with customer service. Borrower also stated had  received a carrier changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675667	Performing	01/31/2018	10/16/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	05/22/2017	Not attempting to contact the borrower	Borrower called to confirm their insurance carrier. Servicer asked borrower to have their previous policy cancellation sent in and provided them with the insurance company number.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/22/2017.  Borrower called to confirm their insurance carrier. Servicer asked borrower to have their previous policy cancellation sent in and provided them with the insurance company number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675672	Performing	01/31/2018	10/07/2017	N/A	0	1	12/20/2017	Owner Occupied	UTD	Yes	Yes	09/28/2017	Ongoing dialogue with borrower	Borrower stated payment was late due to other obligations. Servicer mailed workout package.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	No	Notes indicate prior discharged bankruptcy, no further details provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2017.  Borrower stated payment was late due to other obligations. Servicer mailed workout package.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Notes indicate prior discharged bankruptcy, no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675674	Performing	01/31/2018	09/15/2017	N/A	0	1	12/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675677	Performing	01/31/2018	10/02/2017	N/A	0	1	11/30/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675682	Performing	01/31/2018	10/17/2017	N/A	0	1	05/31/2017	Owner Occupied	Good	Yes	Yes	01/13/2016	Not attempting to contact the borrower	Spoke with borrower made a promise to pay in the amount of $1,417.26 dated for 01/15/2016	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	Yes	A reaffirmation agreement was noted on 04/08/2015.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/13/2016.  Spoke with borrower made a promise to pay in the amount of  $1,417.26 dated for  01/15/2016
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-19774.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/13/2015 and there is evidence of reaffirmation.  A reaffirmation agreement was noted on 04/08/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675684	Performing	01/31/2018	10/10/2017	N/A	0	1	12/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675690	Performing	01/31/2018	10/30/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675692	Performing	01/31/2018	10/16/2017	N/A	0	1	05/12/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675693	Performing	01/31/2018	12/16/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675698	Performing	01/31/2018	10/16/2017	N/A	0	1	01/14/2018	UTD	UTD	Yes	Yes	03/24/2016	Ongoing dialogue with borrower	Servicer received call from borrower to verify policy status. Associate advised borrower they need authorization to change insurance carriers.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/24/2016.  Servicer received call from borrower to verify policy status. Associate advised borrower they need authorization to change insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HH recast was completed as cited on 11/07/2014 as the Hardest Hit Funds Program enrollment ended.	HH recast was completed as cited on 11/07/2014 as the Hardest Hit Funds Program enrollment ended.
202675699	Performing	01/31/2018	10/10/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	08/22/2017	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/22/2017.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675700	MI ACTIVE	Performing	01/31/2018	09/25/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675703	Performing	01/31/2018	12/05/2017	N/A	0	1	11/09/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675723	Performing	01/31/2018	10/16/2017	N/A	0	1	01/31/2018	Occupied-UTD	UTD	Yes	Yes	06/11/2015	Not attempting to contact the borrower	Borrower accepted promise to pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/11/2015.  Borrower accepted promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202675739	Performing	01/31/2018	12/16/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	11/14/2015	Not attempting to contact the borrower	The borrower made a promise to pay and indicated was not interested in mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/14/2015.  The borrower made a promise to pay and indicated was not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675742	Bankruptcy	01/31/2018	10/06/2017	N/A	Bankruptcy	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675743	Performing	01/31/2018	10/12/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	11/18/2015	Not attempting to contact the borrower	The co-borrower called in to advise of modification assistance opt out. The co-borrower advised only wants a better interest rate.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/18/2015	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/18/2015.  The co-borrower called in to advise of modification assistance opt out. The co-borrower advised only wants a better interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675750	Performing	01/31/2018	10/05/2017	N/A	0	1	09/04/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 05/23/2017 reflects borrower is no longer eligible for the 6th year HAMP incentive as valid Dodd Frank certificate not on file. Comment dated 06/22/2017 reflects borrower is ineligible fo recast offer.	Comment dated 05/23/2017 reflects borrower is no longer eligible for the 6th year HAMP incentive as valid Dodd Frank certificate not on file. Comment dated 06/22/2017 reflects borrower is ineligible fo recast offer.
202675757	Performing	01/31/2018	10/16/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-22272.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/12/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675759	Performing	01/31/2018	10/06/2017	N/A	0	1	08/01/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202675762	Performing	01/31/2018	12/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675763	Performing	01/31/2018	10/16/2017	N/A	0	1	12/14/2017	Owner Occupied	Good	Yes	Yes	04/12/2016	Not attempting to contact the borrower	Borrower accepted a promise to pay in the amount of $1380.03 effective 4/16/2016. Commentary shows promise was kept.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/12/2016.  Borrower accepted a promise to pay in the amount of $1380.03 effective 4/16/2016.  Commentary shows promise was kept.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675765	Performing	01/31/2018	10/05/2017	N/A	0	1	09/30/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675770	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/24/2018	Owner Occupied	UTD	Yes	Yes	01/30/2017	Not attempting to contact the borrower	Borrower called, servicer transferred to customer service.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/06/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/30/2017.  Borrower called, servicer transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675777	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	12/27/2017	Owner Occupied	UTD	Yes	Yes	12/27/2017	Not attempting to contact the borrower	Borrower called to discuss recently canceled insurance policy. Agent transferred call to insurance department where agent advised borrower on how to find a new policy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/27/2017.  Borrower called to discuss recently canceled insurance policy.  Agent transferred call to insurance department where agent advised borrower on how to find a new policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Collection comment dated 5/1/2017 indicate water damage. Insurance claim was filed , and inspection verified 100% complaetion.	Collection comment dated 5/1/2017 indicate water damage. Insurance claim was filed , and inspection verified 100% complaetion.
202675778	MI ACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	12/28/2017	UTD	UTD	Yes	Yes	10/27/2017	Not attempting to contact the borrower	Borrower called to confirm payment of $1165.16 through western union and confirmed their reason for default due to death in the family. Servicer offered auto pay, borrower not interested.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/27/2017.  Borrower called to confirm payment of $1165.16 through western union and confirmed their reason for default due to death in the family.  Servicer offered auto pay, borrower not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-50489.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/24/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675779	Performing	01/31/2018	10/23/2017	N/A	0	1	01/16/2018	Occupied-UTD	Excellent	Yes	Yes	04/12/2016	Ongoing dialogue with borrower	Spoke with co borrower she was trying to find a contractor for the damages.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/12/2016.  Spoke with co borrower she was trying to find a contractor for the damages.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202675781	Performing	01/31/2018	10/09/2017	N/A	0	1	08/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675783	Performing	01/31/2018	10/12/2017	N/A	0	1	02/28/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675784	Performing	01/31/2018	10/27/2017	N/A	0	1	10/27/2017	Owner Occupied	UTD	Yes	Yes	10/15/2015	Not attempting to contact the borrower	Borrower called in for a copy of the statement of mortgage interest paid in 2014.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/15/2015.  Borrower called in for a copy of the statement of mortgage interest paid in 2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675786	Performing	01/31/2018	10/13/2017	N/A	0	1	08/25/2017	UTD	UTD	Yes	Yes	03/31/2017	Not attempting to contact the borrower	The borrower was contacted to discuss the Recast Agreement. The borrower was advised a new agreement will be mailed due to the previous agreement expired before the received date.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/31/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/31/2017.  The borrower was contacted to discuss the Recast Agreement. The borrower was advised a new agreement will be mailed due to the previous agreement expired before the received date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675793	Performing	01/31/2018	10/03/2017	N/A	0	1	01/02/2018	Owner Occupied	UTD	Yes	Yes	07/29/2016	Not attempting to contact the borrower	Spoke with borrower who accepted promise to pay plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/29/2016.  Spoke with borrower who accepted promise to pay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675795	Performing	01/31/2018	10/13/2017	N/A	0	1	04/21/2017	UTD	UTD	Yes	Yes	05/19/2015	Not attempting to contact the borrower	Customer called about insurance policy	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2015.  Customer called about insurance policy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675797	Bankruptcy	01/31/2018	09/30/2017	N/A	Bankruptcy	1	12/06/2017	UTD	UTD	Yes	Yes	11/30/2016	Not attempting to contact the borrower	The borrower authorized a payment in the amount of $1944.38 and advised the reason for default was illness in the borrower’s family.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2016.  The borrower authorized a payment in the amount of $1944.38 and advised the reason for default was illness in the borrower’s family.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-19202.  The most recent bankruptcy status is active.  The proof of claim was filed 10/25/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675801	Performing	01/31/2018	10/02/2017	N/A	0	1	03/07/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675807	Performing	01/31/2018	10/06/2017	N/A	0	1	07/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675810	Performing	01/31/2018	10/16/2017	N/A	0	1	11/06/2017	Owner Occupied	UTD	Yes	Yes	06/24/2015	Ongoing dialogue with borrower	Borrower called to verify new policy information received showing new premium updated to $760.00. Servicer advised received and updated showing correct premium. Call transferred to customer service for new analysis.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/24/2015.  Borrower called to verify new policy information received showing new premium updated to $760.00.  Servicer advised received and updated showing correct premium.  Call transferred to customer service for new analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675815	Performing	01/31/2018	10/11/2017	N/A	0	1	07/11/2017	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675819	Performing	01/31/2018	10/11/2017	N/A	0	1	07/28/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675820	Performing	01/31/2018	10/09/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	04/23/2015	Not attempting to contact the borrower	Borrower called about payment to insurance carrier. Servicer advised payment was sent priority to agency and provided name and address of agency and the agent they spoke with.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/23/2015.  Borrower called about payment to insurance carrier.  Servicer advised payment was sent priority to agency and provided name and address of agency and the agent they spoke with.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675825	Performing	01/31/2018	12/04/2017	N/A	0	1	11/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed on 10/20/2017.	Recast offer was mailed on 10/20/2017.
202675830	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	Owner Occupied	Good	Yes	Yes	08/15/2017	Ongoing dialogue with borrower	Borrower interested in mod. Will send in docs.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/15/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/15/2017.  Borrower interested in mod. Will send in docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675831	Performing	01/31/2018	12/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	05/05/2016	Not attempting to contact the borrower	The borrower called in to verify payment made yesterday was processed. Agent advised payment set up on 05/04/2016 for $1810.83 was processed and will be credited to the April payment. Borrower mentioned they received a Non-sufficient Funds Letter in the mail regarding payment for April that he made online. Agent advised borrower payment shows it was unable to be processed due to a stop payment and advised borrower to contact their bank. Borrower scheduled a promise to pay for 05/12/2016 in the amount of $1810.83	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/05/2016.  The borrower called in to verify payment made yesterday was processed. Agent advised payment set up on 05/04/2016 for $1810.83 was processed and will be credited to the April payment. Borrower mentioned they received a Non-sufficient Funds Letter in the mail regarding payment for April that he made online. Agent advised borrower payment shows it was unable to be processed due to a stop payment and advised borrower to contact their bank.  Borrower scheduled a promise to pay for 05/12/2016 in the amount of $1810.83
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675833	MI ACTIVE	Performing	01/31/2018	12/28/2017	N/A	0	1	01/29/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675835	Performing	01/31/2018	10/20/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	05/04/2015	Contact attempts - however unable to contact borrower	Borrower called in to follow up on a letter regarding principal correction. Borrower has Customer Assistance Specialist’s contact information. Borrower is going to consider applying for assistance. Borrower wants to consider options.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	05/04/2015	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2015.  Borrower called in to follow up on a letter regarding principal correction. Borrower has Customer Assistance Specialist’s contact information. Borrower is going to consider applying for assistance. Borrower wants to consider options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675837	Performing	01/31/2018	10/06/2017	N/A	0	1	10/31/2017	Owner Occupied	UTD	Yes	Yes	02/29/2016	Not attempting to contact the borrower	Borrower asking for mortgage assistance	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	Limited details on bankruptcy provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/29/2016.  Borrower asking for mortgage assistance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited details on bankruptcy provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675840	Performing	01/31/2018	10/14/2017	N/A	0	1	01/14/2018	Owner Occupied	UTD	Yes	Yes	10/06/2016	Ongoing dialogue with borrower	Borrower accepted promise to pay and indicated curtailment of income.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2016.  Borrower accepted promise to pay and indicated curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675846	Performing	01/31/2018	10/12/2017	N/A	0	1	03/20/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675848	Performing	01/31/2018	10/06/2017	N/A	0	1	05/18/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675849	Performing	01/31/2018	10/14/2017	N/A	0	1	01/11/2018	Owner Occupied	Good	Yes	Yes	03/15/2016	Not attempting to contact the borrower	Borrower made payment for $2,039.07, effective 03/16/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/15/2016.  Borrower made payment for $2,039.07, effective 03/16/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675853	Performing	01/31/2018	10/16/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	01/30/2018	Ongoing dialogue with borrower	The borrower called in stating the loan was delinquent because of bankruptcy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/30/2018.  The borrower called in stating the loan was delinquent because of bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675857	Performing	01/31/2018	10/05/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675858	Performing	01/31/2018	10/16/2017	N/A	0	1	10/05/2017	Owner Occupied	Good	Yes	Yes	01/08/2016	Not attempting to contact the borrower	Borrower was verified and advised that household income was needed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	11/09/2015	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/08/2016.  Borrower was verified and advised that household income was needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675859	Performing	01/31/2018	10/30/2017	N/A	0	1	06/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675861	Performing	01/31/2018	10/03/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	12/11/2017	Ongoing dialogue with borrower	The borrower made a payment via mail.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/11/2017.  The borrower made a payment via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675863	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	06/04/2017	Owner Occupied	UTD	Yes	Yes	09/24/2016	Not attempting to contact the borrower	The borrower authorized a payment in the amount of $1290.15 for 10/06/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/24/2016.  The borrower authorized a payment in the amount of $1290.15 for 10/06/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675866	Performing	01/31/2018	12/04/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	01/09/2017	Contact attempts - however unable to contact borrower	Borrower contacted regarding potential modification but no details were offered and it doesn’t appear the modification was actually discussed.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/09/2017.  Borrower contacted regarding potential modification but no details were offered and it doesn’t appear the modification was actually discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675868	Performing	01/31/2018	10/13/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	08/11/2015	Contact attempts - however unable to contact borrower	Commentary states spoke to borrower regarding the status	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/11/2015.  Commentary states spoke to borrower regarding the status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675869	Performing	01/31/2018	12/30/2017	N/A	0	1	06/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 12/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675870	Performing	01/31/2018	10/16/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675871	Performing	01/31/2018	10/12/2017	N/A	0	1	09/29/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675876	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675877	Performing	01/31/2018	10/10/2017	N/A	0	1	06/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675878	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	10/16/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/16/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675880	Performing	01/31/2018	10/30/2017	N/A	0	1	01/20/2018	Owner Occupied	UTD	Yes	Yes	02/24/2016	Contact attempts - however unable to contact borrower	Borrower accepted promise to pay. Bankruptcy review in file however no filing date or additional information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/24/2016.  Borrower accepted promise to pay. Bankruptcy review in file however no filing date or additional information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675881	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	02/16/2015	Not attempting to contact the borrower	Borrower stated was unaware that payment had not been made. Borrower did payment over the phone in the amount of $1969.47 for 02/28/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/16/2015.  Borrower stated was unaware that payment had not been made. Borrower did payment over the phone in the amount of $1969.47 for 02/28/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675882	Performing	01/31/2018	10/13/2017	N/A	0	1	01/31/2017	Owner Occupied	UTD	Yes	Yes	11/15/2016	Contact attempts - however unable to contact borrower	The borrower was contacted for payment arrangements. The borrower agreed on a payment promise.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/15/2016.  The borrower was contacted for payment arrangements. The borrower agreed on a payment promise.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675892	Performing	01/31/2018	10/13/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675894	Performing	01/31/2018	10/03/2017	N/A	0	1	12/04/2017	UTD	UTD	Yes	Yes	04/12/2017	Not attempting to contact the borrower	Borrower called to make a payment. Agent processed a payment in the amount of $2033.27.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/12/2017.  Borrower called to make a payment.  Agent processed a payment in the amount of $2033.27.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675896	Performing	01/31/2018	10/03/2017	N/A	0	1	12/30/2017	Owner Occupied	UTD	Yes	Yes	12/30/2014	Not attempting to contact the borrower	The borrower was contacted to discuss the account. The borrower opted out.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/30/2014.  The borrower was contacted to discuss the account. The borrower opted out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675898	Performing	01/31/2018	12/15/2017	N/A	0	1	10/24/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675899	Performing	01/31/2018	10/04/2017	UTD	0	1	10/19/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675900	Performing	01/31/2018	10/05/2017	N/A	0	1	12/18/2017	Owner Occupied	UTD	Yes	Yes	08/24/2015	Not attempting to contact the borrower	Borrower had questions about their incentive payments. Servicer advised borrower to send in a written signed request form.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/24/2015.  Borrower had questions about their incentive payments. Servicer advised borrower to send in a written signed request form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675901	Performing	01/31/2018	12/18/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675902	Performing	01/31/2018	10/03/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675909	Performing	01/31/2018	10/16/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	04/21/2015	Not attempting to contact the borrower	Borrower called in and inquired why the loan not being reported to the credit bureau. Representative provided the bankruptcy disclosure and advised not personally liable.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/21/2015.  Borrower called in and inquired why the loan not being reported to the credit bureau.  Representative provided the bankruptcy disclosure and advised not personally liable.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675910	Performing	01/31/2018	10/13/2017	N/A	0	1	01/15/2018	Owner Occupied	Good	Yes	Yes	04/13/2016	Not attempting to contact the borrower	The borrower contacted the servicer on 04/13/2016 to authorize a payment in the amount of $1,474.96, to be drafted on 04/19/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/13/2016.  The borrower contacted the servicer on 04/13/2016 to authorize a payment in the amount of $1,474.96, to be drafted on 04/19/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675915	Performing	01/31/2018	10/14/2017	N/A	0	1	09/29/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675918	Performing	01/31/2018	10/12/2017	N/A	0	1	03/30/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675919	Performing	01/31/2018	10/19/2017	N/A	0	1	11/05/2017	UTD	UTD	Yes	Yes	04/19/2017	Not attempting to contact the borrower	The borrower made a general inquiry about refinance and the agent advised due to bankruptcy unable to refinance, but should go to the locate back to have the letter explained. The borrower asked about the next payment increase and the interest rate.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	Noted on 10/09/2017 debtor’s motion to avoid junior lien on principal balance signed 09/29/2017.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/19/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/19/2017.  The borrower made a general inquiry about refinance and the agent advised due to bankruptcy unable to refinance, but should go to the locate back to have the letter explained. The borrower asked about the next payment increase and the interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-31438.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/13/2017 and there is no evidence of reaffirmation.  Noted on 10/09/2017 debtor’s motion to avoid junior lien on principal balance signed 09/29/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675922	Performing	01/31/2018	10/10/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	02/27/2017	Contact attempts - however unable to contact borrower	Borrower called in to verify incentive applied to loan. Advised borrower that it will be applied on the last day of the 5 year anniversary of the modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/27/2017.  Borrower called in to verify incentive applied to loan. Advised borrower that it will be applied on the last day of the 5 year anniversary of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675924	Performing	01/31/2018	10/31/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	10/06/2017	Not attempting to contact the borrower	Promise to pay $1,349.75 on 11/01/2017. Requested mortgage assistance. Agreed to have packet mailed. HAMP disclosed. Removed bankruptcy.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	10/06/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2017.  Promise to pay $1,349.75 on 11/01/2017.  Requested mortgage assistance.  Agreed to have  packet mailed.  HAMP disclosed.   Removed bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675926	Performing	01/31/2018	10/27/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A dispute was made by an unauthorized party on 09/24/2015. All contacts have been with unauthorized spouse.	A dispute was made by an unauthorized party on 09/24/2015. All contacts have been with unauthorized spouse.
202675931	Performing	01/31/2018	10/31/2017	N/A	0	1	07/08/2017	UTD	UTD	Yes	Yes	09/17/2015	Not attempting to contact the borrower	The borrower opted out of loss mitigation for loan modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/17/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/17/2015.  The borrower opted out of loss mitigation for loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675933	Performing	01/31/2018	10/16/2017	N/A	0	1	02/28/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675936	Performing	01/31/2018	10/13/2017	N/A	0	1	07/25/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675937	Performing	01/31/2018	10/16/2017	N/A	0	1	08/03/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed to borrower 07/21/2017. No evidence noted that the borrower responded to offer.	Recast offer was mailed to borrower 07/21/2017. No evidence noted that the borrower responded to offer.
202675941	Performing	01/31/2018	10/07/2017	N/A	0	1	08/03/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675944	Performing	01/31/2018	09/30/2017	N/A	0	1	12/04/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675945	Performing	01/31/2018	10/28/2017	N/A	0	1	07/08/2017	UTD	UTD	Yes	Yes	05/26/2015	Not attempting to contact the borrower	Borrower called about letter received 04/24. Representative went over letter and informed Borrower that amount was already deducted from Principal balance in the amount of $1,047.72.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/26/2015.  Borrower called about letter received 04/24.  Representative went over letter and informed Borrower that amount was already deducted from Principal balance in the amount of $1,047.72.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675947	Performing	01/31/2018	10/17/2017	N/A	0	1	01/23/2018	UTD	UTD	Yes	Yes	12/16/2017	Not attempting to contact the borrower	Borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2017.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675950	Performing	01/31/2018	12/13/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675951	Performing	01/31/2018	10/02/2017	N/A	0	1	07/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675952	Performing	01/31/2018	12/08/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675954	Performing	01/31/2018	10/02/2017	N/A	0	1	11/14/2017	UTD	UTD	Yes	Yes	11/14/2017	Not attempting to contact the borrower	Call transferred to Customer Service, interrupted due to other.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/14/2017.  Call transferred to Customer Service, interrupted due to other.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675956	Performing	01/31/2018	10/02/2017	N/A	0	1	04/25/2017	Owner Occupied	Good	Yes	Yes	03/03/2015	Not attempting to contact the borrower	The borrower called in for assumption documents.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/03/2015.  The borrower called in for assumption documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed on 01/19/2017. An assumption package was mailed 03/24/2017.	Recast offer was mailed on 01/19/2017. An assumption package was mailed 03/24/2017.
202675957	Performing	01/31/2018	10/12/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675958	Performing	01/31/2018	10/14/2017	N/A	0	1	07/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675962	Performing	01/31/2018	10/03/2017	N/A	0	1	01/18/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Memo states Bankruptcy Chapter 13, discharged, but no additional information.	Memo states Bankruptcy Chapter 13, discharged, but no additional information.
202675963	Performing	01/31/2018	10/24/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	12/15/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675968	Performing	01/31/2018	12/07/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675969	Performing	01/31/2018	10/02/2017	N/A	0	1	10/31/2017	Owner Occupied	Good	Yes	Yes	09/19/2016	Not attempting to contact the borrower	Agent spoke to borrower, advised total amount due, verified occupancy and intent. Borrower accepted promise to pay for 09/20/2016 in the amount of $1377.48	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/19/2016.  Agent spoke to borrower, advised total amount due, verified occupancy and intent. Borrower accepted promise to pay for 09/20/2016 in the amount of $1377.48
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675972	Performing	01/31/2018	10/09/2017	N/A	0	1	08/29/2017	Owner Occupied	UTD	Yes	Yes	08/28/2017	Ongoing dialogue with borrower	Borrower accepted a promise to pay on 08/28/2017 in the amount of $1432.99.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/28/2017.  Borrower accepted a promise to pay on 08/28/2017 in the amount of $1432.99.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675973	Performing	01/31/2018	10/14/2017	N/A	0	1	04/04/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675975	Performing	01/31/2018	10/13/2017	N/A	0	1	09/02/2017	Owner Occupied	UTD	Yes	Yes	03/10/2015	Not attempting to contact the borrower	The borrower contacted the servicer on 03/10/2015 to advise of a change in insurance carriers to xxx	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/10/2015.  The borrower contacted the servicer on 03/10/2015 to advise of a change in insurance carriers to Mercury Insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 09/02/2017 - Memo states; Customer complaint received and under review.	09/02/2017 - Memo states; Customer complaint received and under review.
202675976	Performing	01/31/2018	12/01/2017	N/A	0	1	10/31/2017	Owner Occupied	UTD	Yes	Yes	08/29/2016	Not attempting to contact the borrower	Borrower advised to contact the Insurance Company to obtain copy of policy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/29/2016.  Borrower advised to contact the Insurance Company to obtain copy of policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675977	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	04/04/2017	Not attempting to contact the borrower	The borrower called in and inquired on mortgage assistance. The call was interrupted. A trail package was mailed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/04/2017.  The borrower called in and inquired on mortgage assistance. The call was interrupted. A trail package was mailed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675981	Performing	01/31/2018	12/08/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	10/25/2017	Ongoing dialogue with borrower	Spoke with the borrower advised will make a payment today.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/08/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/08/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/25/2017.  Spoke with the borrower advised will make a payment today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675983	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	02/04/2018	Owner Occupied	Good	Yes	Yes	06/12/2017	Ongoing dialogue with borrower	Borrower called in changed the phone numbers on the account and also asked about the recast letter they received and stated they are not interested. Borrower setup a promise to pay and wanted to know about the private mortgage insurance and what they can do.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	06/12/2017	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/12/2017.  Borrower called in changed the phone numbers on the account and also asked about the recast letter they received and stated they are not interested. Borrower setup a promise to pay and wanted to know about the private mortgage insurance and what they can do.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675989	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	04/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675993	Performing	01/31/2018	10/02/2017	N/A	0	1	12/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202675997	Performing	01/31/2018	10/11/2017	N/A	0	1	01/02/2018	Owner Occupied	Excellent	Yes	Yes	02/02/2017	Not attempting to contact the borrower	The borrower requested to speak with their assigned representative about a loan modification and a letter received; call was transferred.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/02/2017.  The borrower requested to speak with their assigned representative about a loan modification and a letter received; call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202675999	Performing	01/31/2018	10/07/2017	N/A	0	1	06/12/2017	Occupied-UTD	Excellent	Yes	Yes	01/14/2016	Not attempting to contact the borrower	Borrower called and wanted to dispute late charges on account. Representative warm transferred Borrower to Customer Care.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/14/2016.  Borrower called and wanted to dispute late charges on account. Representative warm transferred Borrower to Customer Care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 11/01/2010.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-92538.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/19/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202676005	Performing	01/31/2018	10/12/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	03/29/2016	Not attempting to contact the borrower	The borrower wanted to know about a letter received and was informed that the interest rate would be increasing in August.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	A recovery check was endorsed and released on 09/19/2016 for $3,936.56 for hail damage sustained on 06/18/2016. No evidence of completed repairs was cited on this non-monitored claim.	Other Natural Causes	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/29/2016.  The borrower wanted to know about a letter received and was informed that the interest rate would be increasing in August.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A recovery check was endorsed and released on 09/19/2016 for $3,936.56  for hail damage sustained on 06/18/2016.  No evidence of completed repairs was cited on this non-monitored claim.  The damage repair amount is estimated at $3,936.56.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676007	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676008	Performing	01/31/2018	12/01/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	07/22/2015	Not attempting to contact the borrower	Borrower called to see if mortgage payment would increase a lot with a premium change to $677.00. Agent advised it would go up $3.00.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/22/2015.  Borrower called to see if mortgage payment would increase a lot with a premium change to $677.00.  Agent advised it would go up $3.00.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676016	Performing	01/31/2018	10/13/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676021	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	07/19/2017	Owner Occupied	Good	Yes	Yes	06/01/2015	Not attempting to contact the borrower	The borrower accepted a promise to pay and cited excessive obligations as the reason for default.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/01/2015.  The borrower accepted a promise to pay and cited excessive obligations as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676035	Performing	01/31/2018	10/26/2017	N/A	0	1	08/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676038	Performing	01/31/2018	10/10/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676045	MI ACTIVE	Performing	01/31/2018	10/28/2017	N/A	0	1	02/02/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202676053	Performing	01/31/2018	10/16/2017	N/A	0	1	07/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676063	Performing	01/31/2018	12/15/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676068	Performing	01/31/2018	10/02/2017	N/A	0	1	09/15/2017	Owner Occupied	UTD	Yes	Yes	06/19/2015	Not attempting to contact the borrower	Borrower called in and advised they will make payments online.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/01/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/19/2015.  Borrower called in and advised they will make payments online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676070	Performing	01/31/2018	09/29/2017	N/A	0	1	01/02/2018	Owner Occupied	UTD	Yes	Yes	03/31/2017	Contact attempts - however unable to contact borrower	The borrower called in to inquire on escrow information and was given a telephone number to call.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	05/23/2016	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/31/2017.  The borrower called in to inquire on escrow information and was given a telephone number to call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676072	Performing	01/31/2018	10/13/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	11/02/2016	Not attempting to contact the borrower	The borrower called in on 11/02/2016 stating the property was not included in the bankruptcy.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	The commentary reflects a bankruptcy, no case details were provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/02/2016.  The borrower called in on 11/02/2016 stating the property was not included in the bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a bankruptcy, no case details were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676076	Performing	01/31/2018	09/27/2017	N/A	0	1	11/09/2017	Owner Occupied	UTD	Yes	Yes	06/24/2015	Not attempting to contact the borrower	The borrower called in to make a payment and cited curtailment of income as the reason for default.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/24/2015.  The borrower called in to make a payment and cited curtailment of income as the reason for default.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202676085	Performing	01/31/2018	10/02/2017	N/A	0	1	07/27/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676088	Performing	01/31/2018	10/31/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	06/30/2017	Not attempting to contact the borrower	The borrower called in to confirm Insurance premium was paid	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/30/2017.  The borrower called in to confirm Insurance premium was paid
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676091	MI ACTIVE	Performing	01/31/2018	12/18/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	12/16/2017	Not attempting to contact the borrower	Borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2017.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676092	Performing	01/31/2018	12/16/2017	N/A	0	1	12/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676093	MI ACTIVE	Performing	01/31/2018	10/25/2017	N/A	0	1	01/08/2018	Occupied-UTD	UTD	Yes	Yes	07/08/2017	Contact attempts - however unable to contact borrower	Borrower was contacted and indicated a payment was set up for tomorrow, agent advised did see the payment shown in the system.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	01/07/2017	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/08/2017.  Borrower was contacted and indicated a payment was set up for tomorrow, agent advised did see the payment shown in the system.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments on 11/21/16 indicate one borrower is deceased since 2012, no exact date is given.	Comments on 11/21/16 indicate one borrower is deceased since 2012, no exact date is given.
202676107	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676112	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	09/01/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676114	Performing	01/31/2018	10/05/2017	N/A	0	1	09/19/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 04/21/2017 reflects recast offer mailed to borrower. No evidence noted that the borrower accepted the HAMP recast offer.	Comment dated 04/21/2017 reflects recast offer mailed to borrower. No evidence noted that the borrower accepted the HAMP recast offer.
202676126	Performing	01/31/2018	10/03/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	12/11/2017	Ongoing dialogue with borrower	Borrower called requesting information on refinancing.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	12/11/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/11/2017.  Borrower called requesting information on refinancing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676137	Performing	01/31/2018	10/02/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	10/21/2016	Not attempting to contact the borrower	The borrower called in to verify the status of the insurance company. The agent advised they have XXX on file and advised borrower to cancel with previous insurance company and to deposit the refund back into escrow. The agent advised borrower of escrow analysis.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/21/2016.  The borrower called in to verify the status of the insurance company. The agent advised they have XXX on file and advised borrower to cancel with previous insurance company and to deposit the refund back into escrow. The agent advised borrower of escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 12/19/2016 reflects borrower is ineligible for the recast offer. Comment dated 05/23/2017 reflects that the borrower is no longer eligible for the 6th year HAMP incentive as valid Dodd Frank certificate not on file.	Comment dated 12/19/2016 reflects borrower is ineligible for the recast offer. Comment dated 05/23/2017 reflects that the borrower is no longer eligible for the 6th year HAMP incentive as valid Dodd Frank certificate not on file.
202676138	Performing	01/31/2018	10/10/2017	N/A	0	1	02/04/2018	Owner Occupied	Good	Yes	Yes	01/27/2016	Not attempting to contact the borrower	Borrower called to confirm the final Modification documents were received. Reason for delinquency was cited as curtailment of income on 08/27/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/27/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/27/2016.  Borrower called to confirm the final Modification documents were received. Reason for delinquency was cited as curtailment of income on 08/27/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676151	MI ACTIVE	Performing	01/31/2018	10/21/2017	N/A	0	1	01/05/2018	Owner Occupied	Good	Yes	Yes	09/22/2017	Not attempting to contact the borrower	The borrower accepted a promise to pay.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/22/2017.  The borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 10/01/2012.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX14133.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/22/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676161	Performing	01/31/2018	10/20/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	08/19/2015	Not attempting to contact the borrower	Commentary states spoke with borrower regarding the status of the account and borrower accepted a promise to pay plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/19/2015.  Commentary states spoke with borrower regarding the status of the account and borrower accepted a promise to pay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676168	Performing	01/31/2018	10/14/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	04/14/2017	Not attempting to contact the borrower	Commentary states spoke to borrower and borrower requested 1098 information.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/14/2017.  Commentary states spoke to borrower and borrower requested 1098 information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-14106.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/15/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676172	MI ACTIVE	Performing	01/31/2018	12/15/2017	N/A	0	1	12/12/2017	UTD	UTD	Yes	Yes	12/12/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/12/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676173	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	01/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676175	Performing	01/31/2018	10/11/2017	N/A	0	1	10/13/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676176	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Non-Owner Occupied	Good	Yes	Yes	11/15/2016	Not attempting to contact the borrower	Spoke with the borrower who accepted a promise to pay, $2399.75, on 11/19/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/15/2016.  Spoke with the borrower who accepted a promise to pay, $2399.75, on 11/19/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202676177	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	02/01/2018	Owner Occupied	Excellent	Yes	Yes	08/24/2017	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	08/24/2017	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/24/2017.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676178	Performing	01/31/2018	10/10/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	10/20/2015	Not attempting to contact the borrower	The borrower discussed the HAMP $5,000 principal reduction already received and thought the loan would have been re-amortized. The call was transferred to the escalation department.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/20/2015.  The borrower discussed the HAMP $5,000 principal reduction already received and thought the loan would have been re-amortized.  The call was transferred to the escalation department.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 10/20/2015.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the loan not having been re-amortized as the HAMP $5,000 incentive had already been applied.  The recast exception was approved on 10/31/2015 and the recast offer was mailed on 05/22/2017.  However, no evidence of the agreement being returned by the borrower was cited.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676181	Performing	01/31/2018	10/17/2017	N/A	0	1	01/22/2018	Owner Occupied	Good	Yes	Yes	10/20/2015	Contact attempts - however unable to contact borrower	The borrower decline forbearance and would continue making payments on their own.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/20/2015.  The borrower decline forbearance and would continue making payments on their own.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676183	Performing	01/31/2018	10/11/2017	N/A	0	1	12/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676184	Performing	01/31/2018	10/06/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Chapter 11 bankruptcy discharged 1/6/2017	Chapter 11 bankruptcy discharged XXX
202676185	Performing	01/31/2018	10/13/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676187	Performing	01/31/2018	10/06/2017	N/A	0	1	12/14/2017	Owner Occupied	UTD	Yes	Yes	11/05/2016	Not attempting to contact the borrower	The borrower made a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/05/2016.  The borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676188	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	03/22/2017	UTD	UTD	Yes	Yes	03/21/2017	Not attempting to contact the borrower	Borrower called in reference to claim in the amount of $6,400 for hail damage on 03/01/2017. Representative advised Borrower to take check to branch for endorsement.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	Hail damage. Borrower received check for $6,400. Date of loss was 03/01/2017. Unclear if repairs were completed.	Other Natural Causes	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/21/2017.  Borrower called in reference to claim in the amount of $6,400 for hail damage on 03/01/2017.  Representative advised Borrower to take check to branch for endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  Hail damage. Borrower received check for $6,400. Date of loss was 03/01/2017. Unclear if repairs were completed.  The damage repair amount is estimated at $6,400.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676189	Performing	01/31/2018	10/12/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676191	Bankruptcy	01/31/2018	09/29/2017	N/A	Bankruptcy	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	08/26/2015	Not attempting to contact the borrower	Borrower called in with question about the 8/15/2016 statement. Agent advised how suspense is applied and the deferred Principal Balance.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	Comment dated 08/28/2017 reflects no proof of claim filed. No evidence of discharge or dismissal noted in comments provided. Comment dated 11/20/2017 reflects Notice of Plan Completion 522 (Q) certificate due 12/27/2017.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/26/2015.  Borrower called in with question about the 8/15/2016 statement. Agent advised how suspense is applied and the deferred Principal Balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-70208.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/30/2018 and there is no evidence of reaffirmation.  Comment dated 08/28/2017 reflects no proof of claim filed. No evidence of discharge or dismissal noted in comments provided. Comment dated 11/20/2017 reflects Notice of Plan Completion 522 (Q) certificate due 12/27/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676195	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	10/11/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/11/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676197	Performing	01/31/2018	10/09/2017	N/A	0	1	10/09/2017	Owner Occupied	UTD	Yes	Yes	08/22/2017	Not attempting to contact the borrower	Borrower is interest in mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/22/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/22/2017.  Borrower is interest in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676199	Performing	01/31/2018	10/05/2017	N/A	0	1	09/22/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676203	Performing	01/31/2018	10/13/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	09/15/2015	Not attempting to contact the borrower	Borrower has stated that they have received the modification packet and was advised that they can apply but their current interest rate is at the lowest rate. Borrower was offered a repayment plan option advised can bring account current on their own and advised cannot make partial payments and that extra payments should be made with regular mortgage payments and will be applied to suspense until a full payment has accumulated.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/02/2015	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/15/2015.  Borrower has stated that they have received the modification packet  and was advised that they can apply but their current interest rate is at the lowest rate.  Borrower was offered a repayment plan option advised can bring account current on their own and advised cannot make partial payments and that extra payments should be made with regular mortgage payments and will be applied to suspense until a full payment has accumulated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676207	Performing	01/31/2018	10/02/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676208	Performing	01/31/2018	10/31/2017	N/A	0	1	06/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676211	Performing	01/31/2018	10/17/2017	N/A	0	1	01/22/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676217	Performing	01/31/2018	10/13/2017	N/A	0	1	02/03/2018	Owner Occupied	UTD	Yes	Yes	01/31/2018	Not attempting to contact the borrower	Borrower called in and warm transferred to management. Borrower was calling regarding the $455.00 check that was suppose to be refunded, borrower did not request for it to be applied to principal and still has not received it. Borrower did receive the letter stating the check was enclosed but it was not. Borrower is tired of waiting for the check.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2018.  Borrower called in and warm transferred to management. Borrower was calling regarding the $455.00 check that was suppose to be refunded, borrower did not request for it to be applied to principal and still has not received it. Borrower did receive the letter stating the check was enclosed but it was not. Borrower is tired of waiting for the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-41907.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/02/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676218	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676220	MI ACTIVE	Performing	01/31/2018	12/07/2017	N/A	0	1	11/09/2017	Owner Occupied	UTD	Yes	Yes	11/06/2015	Not attempting to contact the borrower	Agent spoke to borrower and advised borrower of total amount due. Agent confirmed intent and occupancy. Borrower accepted a promise to pay for 11/13/2015 in the amount of $1636.52.0	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/06/2015.  Agent spoke to borrower and advised borrower of total amount due. Agent confirmed intent and occupancy. Borrower accepted a promise to pay for 11/13/2015 in the amount of $1636.52.0
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676228	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	02/04/2018	Owner Occupied	UTD	Yes	Yes	02/13/2017	Not attempting to contact the borrower	Borrower request for reinstatement amount.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/13/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/13/2017.  Borrower request for reinstatement amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676234	Performing	01/31/2018	12/04/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed as cited on 10/26/2017.	HAMP recast was completed as cited on 10/26/2017.
202676235	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	06/13/2016	Not attempting to contact the borrower	The borrower promised to make a payment in the amount of $1461.06 by 06/18/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/13/2016.  The borrower promised to make a payment in the amount of $1461.06 by 06/18/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676237	MI ACTIVE	Performing	01/31/2018	10/05/2017	N/A	0	1	10/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676240	MI ACTIVE	Performing	01/31/2018	10/19/2017	N/A	0	1	09/15/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/19/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676246	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	10/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676249	Performing	01/31/2018	10/05/2017	N/A	0	1	12/19/2017	Owner Occupied	UTD	Yes	Yes	03/25/2016	Ongoing dialogue with borrower	Borrower called to obtain dates of Modification and as the call was being transferred to Asset Manager the call disconnected.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/25/2016.  Borrower called to obtain dates of Modification and as the call was being transferred to Asset Manager the call disconnected.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Misapplication reversal occurred on 09/17/2016.	Misapplication reversal occurred on 09/17/2016.
202676251	Performing	01/31/2018	10/10/2017	N/A	0	1	12/27/2017	Owner Occupied	UTD	Yes	Yes	11/21/2017	Ongoing dialogue with borrower	Servicer called to advise borrower of documents needed for mortgage assistance, but borrower was at doctor and could not talk.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	09/29/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/21/2017.  Servicer called to advise borrower of documents needed for mortgage assistance, but borrower was at doctor and could not talk.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676253	Performing	01/31/2018	10/05/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	01/30/2018	Ongoing dialogue with borrower	Outbound call placed to borrower. Borrower is waiting on award letter so they will send all updated document at the same time. Agent advised borrower what documents are still required for modificaiton review.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/29/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/30/2018.  Outbound call placed to borrower. Borrower is waiting on award letter so they will send all updated document at the same time. Agent advised borrower what documents are still required for modificaiton review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676255	Performing	01/31/2018	10/11/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-22907.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/08/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676261	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	Good	Yes	Yes	05/02/2016	Contact attempts - however unable to contact borrower	The borrower contacted the servicer on 05/02/2016 to authorize a payment in the amount of $808.20.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/02/2016.  The borrower contacted the servicer on 05/02/2016 to authorize a payment in the amount of $808.20.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676263	Performing	01/31/2018	10/12/2017	N/A	0	1	01/19/2018	Owner Occupied	Excellent	Yes	Yes	02/12/2016	Contact attempts - however unable to contact borrower	Borrower contacted by Representative about payment. Borrower requested to make payment for $2,357.89, to be drafted 02/19/2016. Borrower refused to verify intentions and hung up the phone.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/01/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/12/2016.  Borrower contacted by Representative about payment.  Borrower requested to make payment for $2,357.89, to be drafted 02/19/2016. Borrower refused to verify intentions and hung up the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676272	Performing	01/31/2018	10/11/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	11/15/2014	Not attempting to contact the borrower	Contact xxx.,was advised to fax request for general policy information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/15/2014.  Contact C.c. Hobart & Sons Inc.,was advised to fax request for general policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676274	Performing	01/31/2018	10/12/2017	N/A	0	1	09/28/2016	UTD	UTD	Yes	Yes	03/16/2015	Not attempting to contact the borrower	Borrower advised of denial of modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/16/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/16/2015.  Borrower advised of denial of modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676278	Performing	01/31/2018	10/31/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	05/31/2016	Contact attempts - however unable to contact borrower	The borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	N/A	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/31/2016.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676285	Performing	01/31/2018	10/03/2017	N/A	0	1	01/29/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	The comments indicated the loan was modified prior to the review period.
202676289	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	08/17/2015	Not attempting to contact the borrower	Borrower setup a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/17/2015.  Borrower setup a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676292	Performing	01/31/2018	10/13/2017	N/A	0	1	01/19/2018	Owner Occupied	UTD	Yes	Yes	01/18/2018	Not attempting to contact the borrower	Borrower made contact on 1/18/2018 to inquire about insurance. Borrower was advised that the policy was cancelled and that they are unable to reinstate it then they will need to obtain a new policy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/18/2018.  Borrower made contact on 1/18/2018 to inquire about insurance.  Borrower was advised that the policy was cancelled and that they are unable to reinstate it then they will need to obtain a new policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676294	Performing	01/31/2018	10/11/2017	N/A	0	1	09/07/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676295	Performing	01/31/2018	10/11/2017	N/A	0	1	12/14/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676298	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments on 3/23/17 indicate bankruptcy discharge closed, but there is no discharge within the review period. Phone call attempts to reach the borrower do not begin until 7/1/17. It appears the discharge occurred prior to the review period and was reviewed before closing it. Loan has remained current through entire review period.	Comments on 3/23/17 indicate bankruptcy discharge closed, but there is no discharge within the review period. Phone call attempts to reach the borrower do not begin until 7/1/17. It appears the discharge occurred prior to the review period and was reviewed before closing it. Loan has remained current through entire review period.
202676302	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	10/13/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/13/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676303	Performing	01/31/2018	10/16/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676305	Performing	01/31/2018	10/14/2017	N/A	0	1	01/14/2018	Owner Occupied	Excellent	Yes	Yes	12/13/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/13/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 08/03/2017 reflects recast offer mailed to borrower.	Comment dated 08/03/2017 reflects recast offer mailed to borrower.
202676312	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	10/15/2016	Not attempting to contact the borrower	Borrower accepted payment plan	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/15/2016.  Borrower accepted payment plan
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676315	Performing	01/31/2018	10/02/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676319	Performing	01/31/2018	10/02/2017	N/A	0	1	06/20/2017	Owner Occupied	Good	Yes	Yes	07/30/2015	Ongoing dialogue with borrower	Talk to borrower states will call in payment in on 7/30/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/30/2015.  Talk to borrower states will call in payment in on 7/30/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676322	Performing	01/31/2018	10/20/2017	N/A	0	1	10/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676323	Performing	01/31/2018	10/30/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	08/28/2017	Not attempting to contact the borrower	Fastpay taken. Borrower requested to remove phone number 202-710-9320 as it is no longer valid.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/28/2017.  Fastpay taken. Borrower requested to remove phone number 202-710-9320 as it is no longer valid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-15976.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/16/2017 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676324	Performing	01/31/2018	10/27/2017	N/A	0	1	03/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202676325	Performing	01/31/2018	10/06/2017	N/A	0	1	01/29/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676326	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	08/07/2017	UTD	UTD	Yes	Yes	09/20/2016	Not attempting to contact the borrower	The borrower called about a misapplied payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/20/2016.  The borrower called about a misapplied payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676327	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202676328	Performing	01/31/2018	12/02/2017	N/A	0	1	01/31/2018	Owner Occupied	Good	Yes	Yes	11/24/2015	Not attempting to contact the borrower	Borrower accepted a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/24/2015.  Borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676332	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	01/30/2015	Not attempting to contact the borrower	Borrower called in to make a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/30/2015.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676333	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	12/13/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/13/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676334	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	06/23/2016	Not attempting to contact the borrower	Borrower called in looking for a loan modification; lender explained why a bankruptcy disclosure is needed every time the borrower calls in, advised borrower to have financial information available when calling back for a financial interview.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	06/23/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/23/2016.  Borrower called in looking for a loan modification; lender explained why a bankruptcy disclosure is needed every time the borrower calls in, advised borrower to have financial information available when calling back for a financial interview.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments indicate a HAMP recast/reamortization was completed on 08/31/2017.	Comments indicate a HAMP recast/reamortization was completed on 08/31/2017.
202676335	Performing	01/31/2018	10/16/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676336	Performing	01/31/2018	12/27/2017	N/A	0	1	04/07/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676338	Performing	01/31/2018	10/02/2017	N/A	0	1	06/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676340	Performing	01/31/2018	12/15/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676341	Performing	01/31/2018	10/02/2017	N/A	0	1	12/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Borrower has not been delinquent during the 36 month review period and receives borrower pay for success program monthly payment incentives.	Borrower has not been delinquent during the 36 month review period and receives borrower pay for success program monthly payment incentives.
202676344	Performing	01/31/2018	10/02/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: n	n
202676346	Performing	01/31/2018	12/05/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	02/16/2015	Not attempting to contact the borrower	Borrower called to report water damages to the property. Associate advised borrower to contact the insurance company, providing the phone number and to call back once they receive the check.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/16/2015.  Borrower called to report water damages to the property.  Associate advised borrower to contact the insurance company, providing the phone number and to call back once they receive the check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676347	Performing	01/31/2018	10/03/2017	N/A	0	1	10/04/2017	Owner Occupied	UTD	Yes	Yes	05/12/2016	Not attempting to contact the borrower	The borrower called in reference to insurance. Was advised to send evidence of insurance for master condo policy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/12/2016.  The borrower called in reference to insurance. Was advised to send evidence of insurance for master condo policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified on 07/29/2015 and has remained current.	The loan was modified on 07/29/2015 and has remained current.
202676349	Performing	01/31/2018	10/14/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	04/14/2016	Not attempting to contact the borrower	The borrower informed the servicer on 04/14/2016 that the payment had been mailed. The servicer advised the borrower that the payment has not posted to the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/14/2016.  The borrower informed the servicer on 04/14/2016 that the payment had been mailed.  The servicer advised the borrower that the payment has not posted to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676353	Performing	01/31/2018	10/14/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202676355	Performing	01/31/2018	11/28/2017	N/A	0	1	09/07/2017	Owner Occupied	UTD	Yes	Yes	08/13/2015	Not attempting to contact the borrower	Commentary states spoke to borrower regarding the status of the account and borrower accepts promise to pay plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 11/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/13/2015.  Commentary states spoke to borrower regarding the status of the account and borrower accepts promise to pay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676358	Performing	01/31/2018	12/16/2017	N/A	0	1	11/09/2017	Owner Occupied	UTD	Yes	Yes	08/07/2015	Not attempting to contact the borrower	The servicer called and spoke with borrower who made a promise to pay $1644.18 on 08/14/2015. Borrower stated property is owner occupied and intent is to keep.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/07/2015.  The servicer called and spoke with borrower who made a promise to pay $1644.18 on 08/14/2015. Borrower stated property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 08/18/2017 reflects recast offer was mailed to borrower.	Comment dated 08/18/2017 reflects recast offer was mailed to borrower.
202676359	Performing	01/31/2018	10/14/2017	N/A	0	1	01/27/2017	Owner Occupied	UTD	Yes	Yes	01/06/2017	Not attempting to contact the borrower	The co-borrower was advised to sign and send back their recast documents.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/06/2017.  The co-borrower was advised to sign and send back their recast documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676361	Performing	01/31/2018	10/06/2017	N/A	0	1	09/21/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676362	Performing	01/31/2018	10/09/2017	N/A	0	1	09/19/2017	UTD	UTD	Yes	Yes	08/17/2015	Not attempting to contact the borrower	Borrower called stating she received a letter in regards to a bonus she is entitled to after loan modification. Advise she needs to sign the documents attached to the letter received and return it to the bank.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/17/2015.  Borrower called stating she received a letter in regards to a bonus she is entitled to after loan modification. Advise she needs to sign the documents attached to the letter received and return it to the bank.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676364	Performing	01/31/2018	10/11/2017	N/A	0	1	11/11/2017	Owner Occupied	UTD	Yes	Yes	04/12/2016	Ongoing dialogue with borrower	Spoke to borrower stated was fine and thanked for the call. 12/14/15 borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/12/2016.  Spoke to borrower stated was fine and thanked for the call. 12/14/15 borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Borrower has not been delinquent during the 36 month review period .	Borrower has not been delinquent during the 36 month review period .
202676365	Performing	01/31/2018	10/02/2017	N/A	0	1	07/08/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676367	Performing	01/31/2018	12/09/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676368	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	07/13/2015	Not attempting to contact the borrower	The borrower had questions regarding the repayment plan because statement was not reflecting the plan. The borrower was advised that the statement will never reflect that repayment plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/13/2015.  The borrower had questions regarding the repayment plan because statement was not reflecting the plan. The borrower was advised that the statement will never reflect that repayment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The borrower was approved for a 5 month repayment plan; effective 02/15/2015 through 09/15/2015. The plan was completed on 09/17/2015 and the loan has remained current.	The borrower was approved for a 5 month repayment plan; effective 02/15/2015 through 09/15/2015. The plan was completed on 09/17/2015 and the loan has remained current.
202676369	Performing	01/31/2018	10/05/2017	N/A	0	1	09/16/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676370	Performing	01/31/2018	10/27/2017	N/A	0	1	01/28/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676373	Performing	01/31/2018	10/09/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676374	Performing	01/31/2018	10/30/2017	N/A	0	1	09/27/2017	Owner Occupied	Good	Yes	Yes	12/15/2015	Not attempting to contact the borrower	Borrower made a promise to pay on 12/18/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2015.  Borrower made a promise to pay on 12/18/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676378	Performing	01/31/2018	10/10/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	12/13/2016	Not attempting to contact the borrower	Agent called borrower to discuss workout program. Borrower advised not looking for modification and stated just sent in Dodd Frank certificate and hung up.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/13/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/13/2016.  Agent called borrower to discuss workout program.  Borrower advised not looking for modification and stated just sent in Dodd Frank certificate and hung up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676379	Performing	01/31/2018	10/13/2017	N/A	0	1	10/31/2017	Owner Occupied	UTD	Yes	Yes	01/12/2016	Not attempting to contact the borrower	Borrower made a promise to pay on 01/22/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2016.  Borrower made a promise to pay on 01/22/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676385	Performing	01/31/2018	10/24/2017	N/A	0	1	11/01/2017	Owner Occupied	Good	Yes	Yes	05/14/2015	Not attempting to contact the borrower	Spoke to borrower one who advised payment for May was not applied to the principle and interest, transfer borrower to customer service to have payment applied.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/14/2015.  Spoke to borrower one who advised payment for May was not applied to the principle and interest, transfer borrower to customer service to have payment applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676386	Performing	01/31/2018	10/16/2017	N/A	0	1	07/21/2017	UTD	UTD	Yes	Yes	03/16/2017	Not attempting to contact the borrower	The authorized third party (spouse) called in about the check that was received and was advised that it was the last of the funds in the loss draft account because all required documentation was received to disburse the funds.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/16/2017.  The authorized third party (spouse) called in about the check that was received and was advised that it was the last of the funds in the loss draft account because all required documentation was received to disburse the funds.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202676391	Performing	01/31/2018	12/01/2017	N/A	0	1	12/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed as cited on 12/30/2016.	HAMP recast was completed as cited on 12/30/2016.
202676392	Performing	01/31/2018	10/30/2017	N/A	0	1	01/23/2018	UTD	UTD	Yes	Yes	12/28/2017	Not attempting to contact the borrower	Co borrower called to request escrow status change to non-escrow. Agent advised borrower to mortgage department and provided direct phone line.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2017.  Co borrower called to request escrow status change to non-escrow.  Agent advised borrower to mortgage department and provided direct phone line.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676395	Performing	01/31/2018	10/14/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676403	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	08/30/2016	Not attempting to contact the borrower	Spoke to borrower to confirm the payment on 8/27/16.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/30/2016.  Spoke to borrower to confirm the payment on 8/27/16.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Borrower has not been delinquent during the 36 month review period.	Borrower has not been delinquent during the 36 month review period.
202676409	Performing	01/31/2018	10/02/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676411	Performing	01/31/2018	10/09/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	01/04/2017	Not attempting to contact the borrower	The borrower was contacted for payment arrangements. The borrower agreed on a payment promise.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/04/2017.  The borrower was contacted for payment arrangements. The borrower agreed on a payment promise.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676412	Performing	01/31/2018	10/12/2017	N/A	0	1	01/18/2018	Non-Owner Occupied	Good	Yes	Yes	09/29/2015	Not attempting to contact the borrower	Borrower changed mailing address, stated property is not owner occupied.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/29/2015.  Borrower changed mailing address, stated property is not owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202676413	Performing	01/31/2018	12/07/2017	N/A	0	1	11/06/2017	UTD	UTD	Yes	Yes	11/21/2016	Not attempting to contact the borrower	Servicer received call from borrower stating they do not need mortgage assistance opting out of a HAMP modification. Associate advised the recast was completed. Servicer went over the re-cast inflammation with borrower.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	Borrower is give the bankruptcy disclaimer upon contact.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/21/2016.  Servicer received call from borrower stating they do not need mortgage assistance opting out of a HAMP modification. Associate advised the recast was completed. Servicer went over the re-cast inflammation with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Borrower is give the bankruptcy disclaimer upon contact.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed on 12/30/2016.	HAMP recast was completed on 12/30/2016.
202676414	Performing	01/31/2018	10/25/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	04/10/2017	Not attempting to contact the borrower	The borrower contacted the servicer on 04/10/2017 to inquire about the capitalized interest on the account statement. The servicer advised it is from the modification completed in 2014.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/10/2017.  The borrower contacted the servicer on 04/10/2017 to inquire about the capitalized interest on the account statement.  The servicer advised it is from the modification completed in 2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676416	Performing	01/31/2018	10/03/2017	N/A	0	1	09/12/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676418	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676419	Performing	01/31/2018	10/13/2017	N/A	0	1	08/14/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676422	Performing	01/31/2018	10/18/2017	N/A	0	1	02/07/2018	Occupied-UTD	UTD	Yes	Yes	12/20/2017	Contact attempts - however unable to contact borrower	The borrower made a payment in the amount of $1340.03	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/20/2017.  The borrower made a payment in the amount of $1340.03
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202676423	Performing	01/31/2018	10/11/2017	N/A	0	1	04/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676427	Performing	01/31/2018	10/02/2017	N/A	0	1	12/01/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676431	Performing	01/31/2018	10/11/2017	N/A	0	1	06/04/2017	UTD	UTD	Yes	Yes	03/12/2016	Contact attempts - however unable to contact borrower	Commentary states spoke to borrower regarding the account status and borrower accepted the promise to pay plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/12/2016.  Commentary states spoke to borrower regarding the account status and borrower accepted the promise to pay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676433	Performing	01/31/2018	10/05/2017	N/A	0	1	07/19/2017	Non-Owner Occupied	UTD	Yes	Yes	11/15/2016	Not attempting to contact the borrower	Spoke to the borrower who promised to make the payment by 11/22/2016	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/15/2016.  Spoke to the borrower who promised to make the payment by 11/22/2016
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202676436	Performing	01/31/2018	10/06/2017	N/A	0	1	02/05/2018	Occupied-UTD	UTD	Yes	Yes	10/31/2016	Not attempting to contact the borrower	Borrower inquiry on status of insurance. Borrower provided with previous insurance carrier and contact information to try and reinstate policy.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	Prior discharged BK noted, no further details provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/31/2016.  Borrower inquiry on status of insurance.  Borrower provided with previous insurance carrier and contact information to try and reinstate policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Prior discharged BK noted, no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202676441	Bankruptcy	01/31/2018	12/15/2017	N/A	Bankruptcy	1	02/01/2018	UTD	UTD	Yes	Yes	09/17/2015	Not attempting to contact the borrower	Borrower called to schedule payment and stated they were not interested in ACH.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	Payment change notice was filed for the effective date of 11/01/2017. Plan confirmed on 09/20/2016.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/17/2015.  Borrower called to schedule payment and stated they were not interested in ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 06/21/2016.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-61856.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/21/2016.  Payment change notice was filed for the effective date of 11/01/2017. Plan confirmed on 09/20/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676444	Performing	01/31/2018	10/13/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	12/13/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/13/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676445	Performing	01/31/2018	10/13/2017	N/A	0	1	11/09/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676447	Performing	01/31/2018	10/04/2017	N/A	0	1	02/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676453	Performing	01/31/2018	10/14/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	01/23/2015	Not attempting to contact the borrower	The last borrower contact was in regards to making a monthly payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/23/2015.  The last borrower contact was in regards to making a monthly payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676455	Performing	01/31/2018	10/27/2017	N/A	0	1	09/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676456	Performing	01/31/2018	10/30/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676457	Performing	01/31/2018	12/16/2017	N/A	0	1	12/08/2017	UTD	UTD	Yes	Yes	12/08/2017	Not attempting to contact the borrower	Authorized Third party called in regarding endorsement for a loss draft check. Approval was provided for endorsement of the check at a branch office.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/08/2017.  Authorized Third party called in regarding endorsement for a loss draft check. Approval was provided for endorsement of the check at a branch office.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed to borrower 08/18/2017.	Recast offer was mailed to borrower 08/18/2017.
202676458	Performing	01/31/2018	10/02/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Ongoing dialogue with borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676460	Performing	01/31/2018	12/29/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	12/29/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/29/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676464	Performing	01/31/2018	10/03/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	11/06/2017	Not attempting to contact the borrower	Borrower inquiry requesting insurance policy information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/06/2017.  Borrower inquiry requesting insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676466	Performing	01/31/2018	10/02/2017	N/A	0	1	11/10/2017	UTD	UTD	Yes	Yes	10/26/2015	Not attempting to contact the borrower	The borrower contacted the servicer on 10/26/2015 to inquire if the automatic payments have been set up in the system. The servicer advised it takes a full billing cycle before the automatic payments begin..	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/26/2015.  The borrower contacted the servicer on 10/26/2015 to inquire if the automatic payments have been set up in the system.  The servicer advised it takes a full billing cycle before the automatic payments begin..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676468	Performing	01/31/2018	10/13/2017	N/A	0	1	12/08/2017	Occupied-UTD	UTD	Yes	Yes	10/13/2016	Not attempting to contact the borrower	The borrower scheduled a payment for $1,575.46 to be drafted on 10/13/2016 and a second payment for the same amount to be drafted on 10/21/2016. The borrower advised that the reason for default is excessive obligations.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/13/2016.  The borrower scheduled a payment for $1,575.46 to be drafted on 10/13/2016 and a second payment for the same amount to be drafted on 10/21/2016. The borrower advised that the reason for default is excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202676471	Performing	01/31/2018	12/07/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	09/12/2017	Ongoing dialogue with borrower	The authorized third party opted out of the modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	09/12/2017	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/12/2017.  The authorized third party opted out of the modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Secondary Borrower deceased. No date of death noted. Death Certificate was received 09/06/2016.	Secondary Borrower deceased. No date of death noted. Death Certificate was received 09/06/2016.
202676474	Performing	01/31/2018	10/11/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	07/14/2015	Not attempting to contact the borrower	Borrower will sign up for ACH online, said borrower 2 died 9yrs ago	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/14/2015.  Borrower will sign up for ACH online, said borrower 2 died 9yrs ago
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676475	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	12/29/2017	Ongoing dialogue with borrower	The last contact was made on 12/29/2017, in which the borrower inquired about policy information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/29/2017.  The last contact was made on 12/29/2017, in which the borrower inquired about policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676476	Performing	01/31/2018	10/03/2017	N/A	0	1	12/15/2017	Owner Occupied	Excellent	Yes	Yes	09/23/2015	Not attempting to contact the borrower	Called borrower and advised that the system maintenance had been completed. Spoke with borrower advised of the final modification documents have been counter signed on 9/14/15 and advised that the first payment should be mailed in.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/15/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/23/2015.  Called borrower and advised that the system maintenance had been completed. Spoke with borrower advised of the final modification documents have been counter signed on 9/14/15 and advised that the first payment should be mailed in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676477	Performing	01/31/2018	10/10/2017	N/A	0	1	08/31/2017	Owner Occupied	UTD	Yes	Yes	06/05/2017	Ongoing dialogue with borrower	Borrower contact. Outbound. Contacted borrower advised documents had expired new docs would be mailed in June.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/05/2017.  Borrower contact. Outbound. Contacted borrower advised documents had expired new docs would be mailed in June.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast effective for 09/01/2017 was completed on 08/31/2017.	A HAMP recast effective for 09/01/2017 was completed on 08/31/2017.
202676479	Performing	01/31/2018	10/06/2017	N/A	0	1	04/25/2017	Owner Occupied	Excellent	Yes	Yes	12/18/2014	Not attempting to contact the borrower	Agent made welcome call to borrower and advised borrower calling due to mortgage assistance review. Borrower stated they do not need assistance and verbally opted out of all mortgage assistance review.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/18/2014.  Agent made welcome call to borrower and advised borrower calling due to mortgage assistance review. Borrower stated they do not need assistance and verbally opted out of all mortgage assistance review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676481	Performing	01/31/2018	10/23/2017	N/A	0	1	12/28/2017	Owner Occupied	UTD	Yes	Yes	09/14/2016	Contact attempts - however unable to contact borrower	Servicer spoke to borrower who stated they would make payment tomorrow.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/14/2016.  Servicer spoke to borrower who stated they would make payment tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676486	Performing	01/31/2018	10/10/2017	N/A	0	1	07/08/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676487	Performing	01/31/2018	10/13/2017	N/A	0	1	12/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676497	Performing	01/31/2018	12/06/2017	N/A	0	1	01/14/2018	Owner Occupied	UTD	Yes	Yes	12/09/2016	Not attempting to contact the borrower	The borrower contacted the servicer on 12/09/2016 to authorize a payment in the amount of $1,673.54.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/09/2016.  The borrower contacted the servicer on 12/09/2016 to authorize a payment in the amount of $1,673.54.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676500	Performing	01/31/2018	10/12/2017	N/A	0	1	01/26/2018	Owner Occupied	UTD	Yes	Yes	01/26/2018	Not attempting to contact the borrower	The borrower called in to get the account status and to take care of the late charges.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/01/2016	Yes	Retention	No	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/26/2018.  The borrower called in to get the account status and to take care of the late charges.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-35426.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/23/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676502	Performing	01/31/2018	12/11/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	12/09/2017	Ongoing dialogue with borrower	The borrower mailed in a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/09/2017.  The borrower mailed in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676511	Performing	01/31/2018	10/04/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	06/17/2015	Not attempting to contact the borrower	The borrower authorized a payment in the amount of $1,881.86.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/17/2015.  The borrower authorized a payment in the amount of $1,881.86.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676513	Performing	01/31/2018	10/11/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	10/13/2015	Not attempting to contact the borrower	Borrower payment in the amount of $915.37 on 10/13/3015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/13/2015.  Borrower payment in the amount of $915.37 on 10/13/3015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676514	Performing	01/31/2018	09/28/2017	N/A	0	1	11/03/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676518	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	08/17/2015	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/17/2015.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676524	Performing	01/31/2018	10/05/2017	N/A	0	1	04/04/2017	Owner Occupied	UTD	Yes	Yes	05/27/2015	Ongoing dialogue with borrower	Borrower called in to make a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/27/2015.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676525	Performing	01/31/2018	10/06/2017	N/A	0	1	12/14/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676527	Performing	01/31/2018	10/10/2017	N/A	0	1	07/22/2017	UTD	UTD	Yes	Yes	12/08/2016	Not attempting to contact the borrower	Borrower called in to check for documents. Servicer advised they were mailed today.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/08/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/08/2016.  Borrower called in to check for documents. Servicer advised they were mailed today.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast agreement was completed on 12/30/2016.	HAMP recast agreement was completed on 12/30/2016.
202676529	Performing	01/31/2018	10/28/2017	N/A	0	1	09/22/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676530	Performing	01/31/2018	12/11/2017	N/A	0	1	09/07/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676537	Performing	01/31/2018	10/03/2017	N/A	0	1	01/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676539	Performing	01/31/2018	10/04/2017	N/A	0	1	07/03/2017	Non-Owner Occupied	Good	Yes	Yes	06/16/2015	Not attempting to contact the borrower	The borrower scheduled a payment for 06/25/2015 and confirmed that the property is non-owner occupied.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2015.  The borrower scheduled a payment for 06/25/2015 and confirmed that the property is non-owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202676540	Performing	01/31/2018	12/06/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676544	Performing	01/31/2018	12/15/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	01/02/2018	Not attempting to contact the borrower	The borrower inquired to obtain misc preferred insurance policy information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/02/2018.  The borrower inquired to obtain misc preferred insurance policy information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676546	Performing	01/31/2018	10/10/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676548	Performing	01/31/2018	10/09/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	10/28/2015	Not attempting to contact the borrower	Borrower made payment.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/28/2015.  Borrower made payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/13/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676550	Performing	01/31/2018	10/13/2017	N/A	0	1	06/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676551	Performing	01/31/2018	10/30/2017	N/A	0	1	06/04/2017	Owner Occupied	UTD	Yes	Yes	10/07/2016	Not attempting to contact the borrower	Borrower had questions in regards to a certain Clause on The Final Modification. Agreement relating to if any part of property is sold or transferred may required immediate payment in full. Representative answered question.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/07/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/07/2016.  Borrower had questions in regards to a certain Clause on The Final Modification. Agreement relating to if any part of property is sold or transferred may required immediate payment in full. Representative answered question.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676553	Performing	01/31/2018	10/02/2017	N/A	0	1	11/08/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676555	Performing	01/31/2018	10/13/2017	N/A	0	1	01/08/2018	Owner Occupied	Good	Yes	Yes	08/04/2015	Contact attempts - however unable to contact borrower	Spoke to the borrower and advised of total amount due. the borrower promised to pay by 08/12/2015	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/04/2015.  Spoke to the borrower and advised of total amount due. the borrower promised to pay by 08/12/2015
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/02/2015.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was contacted and disputed that the payment had already been paid.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202676560	Performing	01/31/2018	10/06/2017	N/A	0	1	05/05/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676561	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202676562	Performing	01/31/2018	12/01/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676563	Performing	01/31/2018	10/23/2017	N/A	0	1	11/07/2017	Owner Occupied	UTD	Yes	Yes	05/25/2017	Not attempting to contact the borrower	Borrower returned message. Agent advised recast documents returned had expired. New documents will be sent to borrower in June and new payment will start in July.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/25/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/25/2017.  Borrower returned message.  Agent advised recast documents returned had expired.  New documents will be sent to borrower in June and new payment will start in July.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676566	Performing	01/31/2018	10/03/2017	N/A	0	1	02/04/2018	Owner Occupied	UTD	Yes	Yes	04/13/2017	Contact attempts - however unable to contact borrower	Borrower called in requesting assistance on new payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/13/2017.  Borrower called in requesting assistance on new payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676568	Performing	01/31/2018	10/03/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676570	Performing	01/31/2018	10/21/2017	N/A	0	1	01/27/2018	Owner Occupied	Good	Yes	Yes	01/24/2018	Not attempting to contact the borrower	Authorized third party made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/16/2018	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/24/2018.  Authorized third party made a promise to pay.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/01/2015.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Authorized 3rd party called in to do a promise to pay for 1/26/2018, in the amount of $1720.00.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676573	Performing	01/31/2018	10/20/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	06/30/2017	Not attempting to contact the borrower	The borrower made a fast pay payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/30/2017.  The borrower made a fast pay payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676575	Performing	01/31/2018	12/02/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676584	Performing	01/31/2018	10/13/2017	N/A	0	1	11/21/2017	Owner Occupied	UTD	Yes	Yes	08/09/2016	Not attempting to contact the borrower	The borrower called in to discuss the assistance options for the account. The borrower advised is opting out of the HAMP modification. The borrower inquired about a refinance.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	08/09/2016	Yes	Retention	Yes	1	UTD	UTD	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/09/2016.  The borrower called in to discuss the assistance options for the account. The borrower advised is opting out of the HAMP modification. The borrower inquired about a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676585	Performing	01/31/2018	10/02/2017	N/A	0	1	10/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676588	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	11/07/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676592	Performing	01/31/2018	10/13/2017	N/A	0	1	03/30/2017	Owner Occupied	UTD	Yes	Yes	01/12/2015	Not attempting to contact the borrower	Borrower stated will pay 01/16/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2015.  Borrower stated will pay 01/16/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676596	Performing	01/31/2018	10/05/2017	N/A	0	1	10/18/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676601	Performing	01/31/2018	10/14/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	12/09/2016	Contact attempts - however unable to contact borrower	The borrower stated the primary reason for the delinquency was the grace period. The borrower made a promise to pay 1 payment on 12/15.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/09/2016.  The borrower stated the primary reason for the delinquency was the grace period.  The borrower made a promise to pay 1 payment on 12/15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676602	Performing	01/31/2018	10/02/2017	N/A	0	1	06/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676606	Performing	01/31/2018	10/04/2017	N/A	0	1	06/16/2016	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676607	Performing	01/31/2018	10/09/2017	N/A	0	1	01/05/2018	Owner Occupied	UTD	Yes	Yes	11/08/2016	Ongoing dialogue with borrower	A comment dated 11/08/2016 states the borrower made contact and advised would call back to make a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/08/2016.  A comment dated 11/08/2016 states the borrower made contact and advised would call back to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676608	Performing	01/31/2018	12/15/2017	N/A	0	1	09/07/2017	Owner Occupied	UTD	Yes	Yes	05/04/2016	Not attempting to contact the borrower	Spoke to borrower who stated will make payment by phone. Borrower accepted a promise to pay $1343.48, on 5/13/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/04/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2016.  Spoke to borrower who stated will make payment by phone. Borrower accepted a promise to pay $1343.48, on 5/13/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676611	Performing	01/31/2018	10/02/2017	N/A	0	1	06/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676612	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	08/29/2016	Not attempting to contact the borrower	The borrower called in to inquire about insurance policy payment. The borrower was advised there has not been any contact with the agent.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/29/2016.  The borrower called in to inquire about insurance policy payment. The borrower was advised there has not been any contact with the agent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676617	Performing	01/31/2018	10/10/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	12/28/2017	Ongoing dialogue with borrower	Customer stated they are no longer in flood zone. Servicer advised customer to contact homeowners association due to this being a condominium policy and
FEMA. Customer confirmed they will obtain documents from FEMA and homeowner’s association confirming they are no longer n a flood zone, and will fax to the number provided.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2017.  Customer stated they are no longer in flood zone.  Servicer advised customer to contact homeowners association due to this being a condominium policy and
FEMA.  Customer confirmed they will obtain documents from FEMA and homeowner’s association confirming they are no longer n a flood zone, and will fax to the number provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676618	Performing	01/31/2018	12/04/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	03/23/2017	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/23/2017.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676620	Performing	01/31/2018	10/02/2017	N/A	0	1	10/14/2017	Owner Occupied	Good	Yes	Yes	07/20/2016	Ongoing dialogue with borrower	Called and spoke with borrower and advised the borrower of the documents needed and the options they have. Borrower understood and will work on documents.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/20/2016.  Called and spoke with borrower and advised the borrower of the documents needed and the options they have. Borrower understood and will work on documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676624	Performing	01/31/2018	12/05/2017	N/A	0	1	10/26/2017	Owner Occupied	UTD	Yes	Yes	11/23/2016	Not attempting to contact the borrower	Borrower accepted payment plan for $1009.04, effective 12/06/2016. . Borrower stated not interest in mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	11/23/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/23/2016.  Borrower accepted payment plan for  $1009.04, effective  12/06/2016.  . Borrower stated not interest in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676628	Performing	01/31/2018	12/14/2017	N/A	0	1	05/01/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202676630	Performing	01/31/2018	10/12/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676632	Performing	01/31/2018	10/04/2017	N/A	0	1	08/01/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676634	Performing	01/31/2018	10/02/2017	N/A	0	1	10/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676638	Performing	01/31/2018	10/13/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	01/17/2017	Ongoing dialogue with borrower	The borrower called in regards to a branch endorsement approval request. The borrower was provided with the fax number and was advised to allow 3 business days for processing.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	No	No	The borrower filed a hazard claim for wind damage that occurred on 06/19/2017. The borrower called in on 11/21/2017 stating the repairs were completed and requested the final inspection. The details regarding the damages were not provided. The claim is pending the inspection to close.	Wind	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/17/2017.  The borrower called in regards to a branch endorsement approval request. The borrower was provided with the fax number and was advised to allow 3 business days for processing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-13577.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/08/2015 and there is no evidence of reaffirmation.  The proof of claim was filed 01/14/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower filed a hazard claim for wind damage that occurred on 06/19/2017.  The borrower called in on 11/21/2017 stating the repairs were completed and requested the final inspection.  The details regarding the damages were not provided.  The claim is pending the inspection to close.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676639	Performing	01/31/2018	10/11/2017	N/A	0	1	08/26/2017	UTD	UTD	Yes	Yes	05/15/2015	Not attempting to contact the borrower	Premium payment inquiry. Updated insurance carrier.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/15/2015.  Premium payment inquiry.  Updated insurance carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676647	Performing	01/31/2018	10/06/2017	N/A	0	1	04/14/2017	Owner Occupied	UTD	Yes	Yes	04/06/2016	Not attempting to contact the borrower	Spoke to the borrower and advised of total amount due. The borrower promised to make payment by 04/13/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/06/2016.  Spoke to the borrower and advised of total amount due. The borrower promised to make payment by 04/13/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676650	Performing	01/31/2018	10/28/2017	N/A	0	1	08/18/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676652	Performing	01/31/2018	10/02/2017	N/A	0	1	12/04/2017	UTD	UTD	Yes	Yes	12/02/2017	Not attempting to contact the borrower	The borrower submitted an email to inquire what the payment will be when the interest rate adjusts. The servicer responded on 12/04/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/02/2017.  The borrower submitted an email to inquire what the payment will be when the interest rate adjusts.  The servicer responded on 12/04/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast effective for 03/01/2017 was completed on 02/24/2017.	A HAMP recast effective for 03/01/2017 was completed on 02/24/2017.
202676656	Performing	01/31/2018	10/06/2017	N/A	0	1	08/02/2017	Owner Occupied	UTD	Yes	Yes	12/15/2014	Contact attempts - however unable to contact borrower	The borrower was contacted for payment arrangements. The borrower agreed on a payment promise.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2014.  The borrower was contacted for payment arrangements. The borrower agreed on a payment promise.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676657	Performing	01/31/2018	12/09/2017	N/A	0	1	12/19/2017	UTD	UTD	Yes	Yes	03/30/2015	Not attempting to contact the borrower	The borrower called with statement questions.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/30/2015.  The borrower called with statement questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/05/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676659	Performing	01/31/2018	10/11/2017	N/A	0	1	05/30/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676661	Performing	01/31/2018	12/15/2017	N/A	0	1	12/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676662	Performing	01/31/2018	12/29/2017	N/A	0	1	11/01/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676669	Performing	01/31/2018	10/06/2017	N/A	0	1	10/31/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676671	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	02/04/2018	Owner Occupied	UTD	Yes	Yes	05/07/2015	Not attempting to contact the borrower	Borrower stated they are not interested in ACH. The borrower made a promise to pay 1 payment on 5/9/15.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/07/2015.  Borrower stated they are not interested in ACH.  The borrower made a promise to pay 1 payment on 5/9/15.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676672	Performing	01/31/2018	12/07/2017	N/A	0	1	02/02/2018	Occupied-UTD	UTD	Yes	Yes	05/16/2017	Not attempting to contact the borrower	Servicer confirmed that borrower received forms that were sent.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/16/2017.  Servicer confirmed that borrower received forms that were sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202676675	Performing	01/31/2018	10/10/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676676	Performing	01/31/2018	10/06/2017	N/A	0	1	01/23/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676678	Performing	01/31/2018	10/25/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	02/02/2016	Not attempting to contact the borrower	Borrower was told of denial for HAMP modification. Advised borrower if anything change, can reapply or could appeal.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	02/02/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/02/2016.  Borrower was told of denial for HAMP modification. Advised borrower if anything change, can reapply or could appeal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676679	Performing	01/31/2018	10/02/2017	N/A	0	1	03/03/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676683	Performing	01/31/2018	10/16/2017	N/A	0	1	01/23/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	06/21/2016 comments reflect a discharged bankruptcy.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  06/21/2016 comments reflect a discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676684	Performing	01/31/2018	10/05/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	01/05/2017	Not attempting to contact the borrower	The agent apologized for call as the payment posted on 03/11/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/05/2017.  The agent apologized for call as the payment posted on 03/11/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676685	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	02/23/2017	Not attempting to contact the borrower	Borrower called in to get general questions answered.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2017.  Borrower called in to get general questions answered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676687	Performing	01/31/2018	12/22/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	10/10/2017	Not attempting to contact the borrower	The borrower called in regarding payment options and the call was transferred to the natural disaster team and provided borrower with the toll free number.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	A claim was filed for hurricane damage the occurred on 09/10/2017. On 12/28/2017 the servicer authorized branch endorsement for a check in amount of $700.00, under claim number 120100023947. The claim is classified as a non monitored claim.	Other Natural Causes	Not Started	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/10/2017.  The borrower called in regarding payment options and the call was transferred to the natural disaster team and provided borrower with the toll free number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  A claim was filed for hurricane damage the occurred on 09/10/2017. On 12/28/2017 the servicer authorized branch endorsement for a check in amount of $700.00, under claim number 120100023947. The claim is classified as a non monitored claim.  The damage repair amount is estimated at $700.00.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676689	Performing	01/31/2018	12/04/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	10/05/2015	Not attempting to contact the borrower	The borrower called to make a payment for the bankruptcy.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	05/04/2015	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/05/2015.  The borrower called to make a payment for the bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676691	Performing	01/31/2018	10/30/2017	N/A	0	1	01/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676692	Performing	01/31/2018	10/30/2017	N/A	0	1	11/29/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676694	Performing	01/31/2018	10/02/2017	N/A	0	1	12/14/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676695	Performing	01/31/2018	12/01/2017	N/A	0	1	10/04/2017	UTD	UTD	Yes	Yes	07/02/2016	Not attempting to contact the borrower	The borrower sent in a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/02/2016.  The borrower sent in a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676696	Performing	01/31/2018	10/14/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676697	Performing	01/31/2018	10/13/2017	N/A	0	1	01/31/2018	Owner Occupied	Excellent	Yes	Yes	04/09/2015	Contact attempts - however unable to contact borrower	The borrower accepted a promise to pay in the amount of 1218.36 set for 04/14/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	04/09/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/09/2015.  The borrower accepted a promise to pay in the amount of 1218.36 set for 04/14/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast agreement was completed on 07/28/2017.	Recast agreement was completed on 07/28/2017.
202676698	Performing	01/31/2018	12/20/2017	N/A	0	1	11/29/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676700	Performing	01/31/2018	10/14/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	12/12/2014	Contact attempts - however unable to contact borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/12/2014.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676701	Performing	01/31/2018	10/06/2017	N/A	0	1	10/04/2017	Owner Occupied	UTD	Yes	Yes	01/29/2015	Ongoing dialogue with borrower	Borrower wanted to know more information about the HAMP incentives. Servicer advised if 12 payments are made on time they will qualify for a $1000 credit going towards the Principle balance. Borrower wanted to know the Principle balance, Servicer advised.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/29/2015.  Borrower wanted to know more information about the HAMP incentives.  Servicer advised if 12 payments are made on time they will qualify for a $1000 credit going towards the Principle balance.  Borrower wanted to know the Principle balance, Servicer advised.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676707	Bankruptcy	01/31/2018	12/29/2017	N/A	Bankruptcy	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	12/18/2017	Not attempting to contact the borrower	Borrower called in and advised of Bankruptcy filing and that they want to continue making payment and keep the property.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	No further bankruptcy details provided.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/18/2017.  Borrower called in and advised of Bankruptcy filing and that they want to continue making payment and keep the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is active.  No further bankruptcy details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676708	Performing	01/31/2018	10/13/2017	N/A	0	1	12/20/2017	Owner Occupied	Good	Yes	Yes	07/11/2017	Not attempting to contact the borrower	The borrower called to get an update on the modification recast. The borrower was transferred to customer care.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/11/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/11/2017.  The borrower called to get an update on the modification recast. The borrower was transferred to customer care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed as noted on 08/31/2017.	HAMP recast was completed as noted on 08/31/2017.
202676712	Performing	01/31/2018	10/30/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676714	Performing	01/31/2018	10/18/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	08/18/2017	Ongoing dialogue with borrower	Borrower made a payment for 8/19/2017 in the amount of $2187.29 and confirmed the reason for default due to excessive obligations.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/18/2017.  Borrower made a payment for 8/19/2017 in the amount of $2187.29 and confirmed the reason for default due to excessive obligations.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676715	Performing	01/31/2018	12/02/2017	N/A	0	1	11/09/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676716	Performing	01/31/2018	10/13/2017	N/A	0	1	01/24/2018	Owner Occupied	Good	Yes	Yes	06/09/2016	Not attempting to contact the borrower	Spoke with the borrower who accepted promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/09/2016.  Spoke with the borrower who accepted promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676717	Performing	01/31/2018	10/10/2017	N/A	0	1	07/11/2017	Owner Occupied	UTD	Yes	Yes	12/06/2016	Not attempting to contact the borrower	Borrower has stated no questions at this time and final mod docs sent.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/09/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/06/2016.  Borrower has stated no questions at this time and final mod docs sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676718	Performing	01/31/2018	10/31/2017	N/A	0	1	09/06/2017	UTD	UTD	Yes	Yes	09/06/2017	Ongoing dialogue with borrower	The borrower was called for the welcome call.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/06/2017.  The borrower was called for the welcome call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676720	Performing	01/31/2018	10/12/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676722	Performing	01/31/2018	12/10/2017	N/A	0	1	07/31/2017	Owner Occupied	UTD	Yes	Yes	01/04/2017	Not attempting to contact the borrower	Borrower accepted promise to pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/04/2017.  Borrower accepted promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676724	Performing	01/31/2018	10/04/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676730	Performing	01/31/2018	10/07/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	07/27/2017	Contact attempts - however unable to contact borrower	Borrower refused to verify the loan or speak with representative.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/27/2017.  Borrower refused to verify the loan or speak with representative.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676732	Performing	01/31/2018	10/31/2017	N/A	0	1	10/21/2017	Owner Occupied	UTD	Yes	Yes	05/27/2016	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	UTD	There is evidence of an unknown Chapter of bankruptcy that was filed on an unknown date and was discharged on an unknown date. The chapter and case number for the bankruptcy is not listed. This seems to have been prior to the beginning of the commentary.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/27/2016.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  There is evidence of an unknown Chapter of bankruptcy that was filed on an unknown date and was discharged on an unknown date. The chapter and case number for the bankruptcy is not listed. This seems to have been prior to the beginning of the commentary.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676736	Performing	01/31/2018	10/30/2017	N/A	0	1	01/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676737	Performing	01/31/2018	10/02/2017	N/A	0	1	01/19/2018	Owner Occupied	Good	Yes	Yes	09/29/2017	Not attempting to contact the borrower	The borrower made a payment via fast pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	08/11/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/29/2017.  The borrower made a payment via fast pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676741	Performing	01/31/2018	12/10/2017	N/A	0	1	01/24/2018	Owner Occupied	UTD	Yes	Yes	10/10/2016	Not attempting to contact the borrower	Borrower had questions about a modification.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/10/2016	No	Retention	Yes	1	No	No	Limited information provided on bankruptcy.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/10/2016.  Borrower had questions about a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information provided on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676745	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	Good	Yes	Yes	08/25/2015	Ongoing dialogue with borrower	Borrower called to see if mod was cancelled and if Dodd Frank form received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/25/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/25/2015.  Borrower called to see if mod was cancelled and if Dodd Frank form received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast effective for 12/01/2016 was completed on 03/21/2017.	A HAMP recast effective for 12/01/2016 was completed on 03/21/2017.
202676747	Performing	01/31/2018	10/11/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676748	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	Good	Yes	Yes	09/04/2017	Not attempting to contact the borrower	Payment inquiry. Promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/04/2017.  Payment inquiry.  Promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676749	Performing	01/31/2018	10/11/2017	N/A	0	1	12/22/2017	Owner Occupied	UTD	Yes	Yes	06/17/2015	Not attempting to contact the borrower	The borrower scheduled a payment for $1,912.07. The delay was due to a large air conditioning repair as well as the roof being re-coded.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/17/2015.  The borrower scheduled a payment for $1,912.07.  The delay was due to a large air conditioning repair as well as the roof being re-coded.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676756	Performing	01/31/2018	10/13/2017	N/A	0	1	07/27/2017	Owner Occupied	Good	Yes	Yes	03/20/2017	Ongoing dialogue with borrower	Borrower called in to report claim states received a claim ck for $10,604.45 DOL 12/1/2016 COL OTHER.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/20/2017.  Borrower called in to report claim states received a claim ck for $10,604.45 DOL 12/1/2016 COL OTHER.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: An insurance claim for unspecified damage sustained on 120/1/2016 resulted in a recovery check $10,604.45. A property inspection on 03/29/2017 reported the repairs were 100% completed.	An insurance claim for unspecified damage sustained on 120/1/2016 resulted in a recovery check $10,604.45. A property inspection on 03/29/2017 reported the repairs were 100% completed.
202676758	Performing	01/31/2018	10/16/2017	N/A	0	1	09/06/2017	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202676762	Performing	01/31/2018	10/13/2017	N/A	0	1	09/13/2017	UTD	UTD	Yes	Yes	09/03/2017	Not attempting to contact the borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/03/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676764	Performing	01/31/2018	10/28/2017	N/A	0	1	04/11/2017	Owner Occupied	Good	Yes	Yes	03/14/2017	Not attempting to contact the borrower	Borrower called in about a referral.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/14/2017.  Borrower called in about a referral.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676770	MI ACTIVE	Performing	01/31/2018	10/04/2017	N/A	0	1	12/30/2017	Owner Occupied	UTD	Yes	Yes	12/29/2017	Ongoing dialogue with borrower	Borrower called in and made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/29/2017.  Borrower called in and made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676773	Performing	01/31/2018	10/04/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676776	Performing	01/31/2018	12/11/2017	N/A	0	1	10/05/2017	Owner Occupied	Good	Yes	Yes	03/08/2016	Not attempting to contact the borrower	Borrower made payment in the amount of $755.68.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/08/2016.  Borrower made payment in the amount of $755.68.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676784	Performing	01/31/2018	10/02/2017	N/A	0	1	12/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Non-Retention	Yes	1	Comment dated 12/27/2017 reflects that a insurance claim was filed and is classified as a non monitored claim. Branch endorsement received. No further details provided.	UTD	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comment dated 12/27/2017 reflects that a insurance claim was filed and is classified as a non monitored claim. Branch endorsement received.  No further details provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The proeprty is located in a FEMA declared disaster area due to XXX.	The proeprty is located in a FEMA declared disaster area due to XXX.
202676791	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676795	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676796	Performing	01/31/2018	10/30/2017	N/A	0	1	07/08/2017	Owner Occupied	Good	Yes	Yes	05/23/2015	Not attempting to contact the borrower	Authorized 3rd party called in to verify that payment had been applied to the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/23/2015.  Authorized 3rd party called in to verify that payment had been applied to the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676799	Bankruptcy	01/31/2018	12/17/2017	N/A	Bankruptcy	1	01/31/2018	UTD	UTD	Yes	Yes	11/28/2017	Not attempting to contact the borrower	The borrower gave verbal authorization to speak with a third party who discussed the loan details. The active Chapter 13 bankruptcy and the fact that there have been no late payments in the past year were also discussed.	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	Limited detail on BK provided. Notes indicate file is in active bankruptcy.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/28/2017.  The borrower gave verbal authorization to speak with a third party who discussed the loan details.  The active Chapter 13 bankruptcy and the fact that there have been no late payments in the past year were also discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is performing under plan.  Limited detail on BK provided. Notes indicate file is in active bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676808	Performing	01/31/2018	10/19/2017	N/A	0	1	01/13/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/19/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed as noted on 07/28/2017.	HAMP recast was completed as noted on 07/28/2017.
202676812	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676815	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	12/15/2017	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676819	Performing	01/31/2018	10/13/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676820	Performing	01/31/2018	10/24/2017	N/A	0	1	09/26/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The borrower’s request for legal name change was completed on 09/08/2015.	The borrower’s request for legal name change was completed on 09/08/2015.
202676821	Performing	01/31/2018	10/11/2017	N/A	0	1	01/13/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676825	Performing	01/31/2018	10/02/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	04/06/2015	Contact attempts - however unable to contact borrower	customer accepted promise to pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	04/06/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/06/2015.  customer accepted promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A hazard claim was endorsed and released on 05/05/2017. The claim was deemed non-monitored and the details were not provided.	A hazard claim was endorsed and released on 05/05/2017. The claim was deemed non-monitored and the details were not provided.
202676831	Performing	01/31/2018	10/16/2017	N/A	0	1	08/16/2017	UTD	UTD	Yes	Yes	01/26/2016	Not attempting to contact the borrower	The borrower wanted to know why they received a loss mitigation package in the mail; the agent said it was in response to a request received on 01/15/2016. The borrower declined assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/26/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/26/2016.  The borrower wanted to know why they received a loss mitigation package in the mail; the agent said it was in response to a request received on 01/15/2016. The borrower declined assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A prior hazard claim was filed for Ice damage that occurred on 08/30/2014 in the amount of $2426.99. The claim was deemed non-monitored and endorsed and released.	A prior hazard claim was filed for Ice damage that occurred on 08/30/2014 in the amount of $2426.99. The claim was deemed non-monitored and endorsed and released.
202676834	MI ACTIVE	Performing	01/31/2018	10/17/2017	N/A	0	1	01/22/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676842	Performing	01/31/2018	10/11/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	07/20/2016	Contact attempts - however unable to contact borrower	The borrower was advised that the maintenance is completed and the next due date is 08/01/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/20/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/20/2016.  The borrower was advised that the maintenance is completed and the next due date is 08/01/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676848	Performing	01/31/2018	10/27/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676907	MI ACTIVE	Performing	01/31/2018	10/17/2017	UTD	0	1	07/19/2017	Owner Occupied	UTD	Yes	Yes	03/16/2016	Ongoing dialogue with borrower	The borrower called in and the agent transferred the call to the online department for assistance regarding the online payment set up that the borrower made on 02/29/2016.	No	UTD	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	Comments reflects a discharged bankruptcy with no further details provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/16/2016.  The borrower called in and the agent transferred the call to the online department for assistance regarding the online payment set up that the borrower made on 02/29/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflects a discharged bankruptcy with no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 03/20/2017 reflects that recast offer was mailed to borrower. No evidence noted to suggest that the borrower responded to the offer.	Comment dated 03/20/2017 reflects that recast offer was mailed to borrower. No evidence noted to suggest that the borrower responded to the offer.
202676912	Performing	01/31/2018	09/30/2017	N/A	0	1	11/03/2017	Owner Occupied	UTD	Yes	Yes	12/12/2016	Not attempting to contact the borrower	The borrower promised to make a payment in the amount of $345.51.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/12/2016.  The borrower promised to make a payment in the amount of $345.51.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676914	Performing	01/31/2018	10/13/2017	N/A	0	1	12/15/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676921	Performing	01/31/2018	12/05/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	03/19/2015	Not attempting to contact the borrower	The last contact was made on 3/19/2015, in which the borrower had an insurance inquiry.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/19/2015.  The last contact was made on 3/19/2015, in which the borrower had an insurance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed on 09/20/2017.	Recast offer was mailed on 09/20/2017.
202676933	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	08/21/2017	UTD	UTD	Yes	Yes	07/19/2017	Not attempting to contact the borrower	The co-borrower called in to request payment history. The co-borrower advised does not need a modification.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/19/2017	Yes	Retention	No	UTD	No	There was no date of bankruptcy closure provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/19/2017.  The co-borrower called in to request payment history. The co-borrower advised does not need a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  There was no date of bankruptcy closure provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676937	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	10/06/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676949	Performing	01/31/2018	10/04/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676956	Performing	01/31/2018	10/10/2017	N/A	0	1	01/11/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676958	MI ACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	10/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676962	Performing	01/31/2018	12/04/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	UTD	UTD	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/12/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676964	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	09/03/2016	Not attempting to contact the borrower	Borrower made a payment and stated that the reason for delinquency is due to property problems and curtailment of income.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/03/2016.  Borrower made a payment and stated that the reason for delinquency is due to property problems and curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676965	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	10/04/2017	Owner Occupied	UTD	Yes	Yes	05/17/2016	Not attempting to contact the borrower	Borrower called in regarding denial.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	05/16/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/17/2016.  Borrower called in regarding denial.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202676974	Performing	01/31/2018	10/02/2017	N/A	0	1	07/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202676984	Performing	01/31/2018	10/07/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677004	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	10/01/2016	Not attempting to contact the borrower	The borrower authorized a payment in the amount of $1,365.11.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/01/2016.  The borrower authorized a payment in the amount of $1,365.11.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677013	Performing	01/31/2018	10/03/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677016	MI ACTIVE	Performing	01/31/2018	09/29/2017	N/A	0	1	02/16/2017	Owner Occupied	UTD	Yes	Yes	09/22/2016	Not attempting to contact the borrower	Commentary states spoke to borrower regarding account and intention with the property. Borrower also accepted a promise to pay payment plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/19/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/22/2016.  Commentary states spoke to borrower regarding account and intention with the property. Borrower also accepted a promise to pay payment plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: An inactive bankruptcy was referenced on 06/13/2016; but no further details were cited.	An inactive bankruptcy was referenced on 06/13/2016; but no further details were cited.
202677018	Performing	01/31/2018	10/14/2017	N/A	0	1	02/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677023	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	04/08/2015	Not attempting to contact the borrower	Servicer made a collection call and offer options for loss mitigation. Borrower promised to pay 4/10/2015 and confirmed not interested in payment or loss mitigation options.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	04/08/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/08/2015.  Servicer made a collection call and offer options for loss mitigation.  Borrower promised to pay 4/10/2015 and confirmed not interested in payment or loss mitigation options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677037	Performing	01/31/2018	10/05/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	03/03/2015	Not attempting to contact the borrower	The last contact was made on 3/3/2015, in which the borrower indicated has a new insurance policy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/03/2015.  The last contact was made on 3/3/2015, in which the borrower indicated has a new insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677042	Performing	01/31/2018	10/06/2017	N/A	0	1	05/15/2017	Occupied-UTD	UTD	Yes	Yes	04/11/2017	Not attempting to contact the borrower	Borrower could not commit to pay and RFD was not obtained.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/11/2017.  Borrower could not commit to pay and RFD was not obtained.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/22/2017.  The dispute type is Verbal and the reason is Deferred balance.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower was disputing the principal balance of when the loan was modified. She requested to have someone sit down with her at the branch and explain to her the terms and principal balance of the modification she executed. 04/05/2017 comments indicate dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202677052	Performing	01/31/2018	12/29/2017	N/A	0	1	01/05/2018	Owner Occupied	Good	Yes	Yes	12/18/2017	Not attempting to contact the borrower	Borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/18/2017.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202677058	Performing	01/31/2018	10/14/2017	N/A	0	1	01/14/2018	UTD	UTD	Yes	Yes	09/14/2017	Not attempting to contact the borrower	The borrower scheduled a payment for $2,071.73.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/14/2017.  The borrower scheduled a payment for $2,071.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-60997.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/20/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 08/04/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677059	Performing	01/31/2018	10/17/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	08/16/2017	Not attempting to contact the borrower	The borrower called in and authorized agent to process payment in amount of $1398.92 and was provided with the payment confirmation number.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/16/2017.  The borrower called in and authorized agent to process payment in amount of $1398.92 and was provided with the payment confirmation number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677063	Performing	01/31/2018	10/16/2017	N/A	0	1	02/06/2018	Owner Occupied	Excellent	Yes	Yes	12/09/2014	Contact attempts - however unable to contact borrower	The borrower called in to schedule a payment for 12/12/2014.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/09/2014	No	Retention	Yes	1	UTD	No	The commentary reflects a discharged bankruptcy, the case details were not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/09/2014.  The borrower called in to schedule a payment for 12/12/2014.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy, the case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677067	Performing	01/31/2018	10/19/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/19/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677082	Performing	01/31/2018	10/17/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	06/16/2017	Contact attempts - however unable to contact borrower	Borrower accepted a promise to pay in the amount of $1,741.21 for 06/16/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 01/10/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2017.  Borrower accepted a promise to pay in the amount of $1,741.21 for 06/16/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677110	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	01/09/2018	Ongoing dialogue with borrower	The borrower called on 01/09/2018 inquiring about lowering their interest rate. The borrower was advised they had a modification in 04/2017 and would have to wait until 04/2018. The borrower stated they did not remember signing a modification agreement. The servicer advised they would email a copy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	04/13/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/09/2018.  The borrower called on 01/09/2018 inquiring about lowering their interest rate. The borrower was advised they had a modification in 04/2017 and would have to wait until 04/2018. The borrower stated they did not remember signing a modification agreement. The servicer advised they would email a copy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677111	Performing	01/31/2018	12/16/2017	N/A	0	1	10/11/2017	Owner Occupied	UTD	Yes	Yes	04/23/2016	Not attempting to contact the borrower	Borrower accepted a promise to pay in the amount of $1,075.43 for 04/30/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/23/2016.  Borrower accepted a promise to pay in the amount of $1,075.43 for 04/30/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677122	Performing	01/31/2018	10/07/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677123	Performing	01/31/2018	10/10/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677129	Performing	01/31/2018	10/31/2017	N/A	0	1	12/18/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677131	Performing	01/31/2018	10/31/2017	N/A	0	1	10/01/2016	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677132	Performing	01/31/2018	10/16/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677133	Performing	01/31/2018	10/02/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	09/02/2015	Not attempting to contact the borrower	Advised borrower the monthly payment will be reduced through re-amortization.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/02/2015.  Advised borrower the monthly payment will be reduced through re-amortization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677140	Performing	01/31/2018	10/16/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202677153	Performing	01/31/2018	10/31/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	03/17/2017	Not attempting to contact the borrower	Authorized third party called in regarding loss draft claim. Caller stated they wanted to setup a new claim as they received a check in the amount of $3,921.68. Agent advised claim is non-monitored and endorsed at local branch.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/17/2017.  Authorized third party called in regarding loss draft claim. Caller stated they wanted to setup a new claim as they received a check in the amount of $3,921.68. Agent advised claim is non-monitored and endorsed at local branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: An insurance claim was filed for water damage sustained to the subject on 02/21/2017. A recovery check for $3,921.68 was endorsed on 03/17/2017. The claim was classified as non-monitored.	An insurance claim was filed for water damage sustained to the subject on 02/21/2017. A recovery check for $3,921.68 was endorsed on 03/17/2017. The claim was classified as non-monitored.
202677161	Performing	01/31/2018	10/10/2017	N/A	0	1	11/21/2017	UTD	UTD	Yes	Yes	10/06/2017	Not attempting to contact the borrower	Commentary states borrower called in and was advised that no documents were received after 09/11/2017. Borrower was advised of the documents needed for a full review.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2017.  Commentary states borrower called in and was advised that no documents were received after 09/11/2017. Borrower was advised of the documents needed for a full review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677166	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	08/09/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677175	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	11/07/2017	Not attempting to contact the borrower	Borrower accepted a promise to pay for 11/15/2017 and discussed the recast letter that recently expired.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	09/25/2017	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/07/2017.  Borrower accepted a promise to pay for 11/15/2017 and discussed the recast letter that recently expired.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 06/11/2015.  The dispute type is Written and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower was disputing the fees associated with the modification and the corporate advance fees.  Issue was noted as resolved on 06/25/2015.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677198	Performing	01/31/2018	12/26/2017	N/A	0	1	10/05/2017	Owner Occupied	UTD	Yes	Yes	05/06/2017	Not attempting to contact the borrower	The co-borrower declined the bankruptcy disclosure and stated they called in to ask why they received two monthly billing statements when they had just finished paying. They were advised to disregard the statements as their payments had been received.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	UTD	Limited information noted on bankruptcy.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/06/2017.  The co-borrower declined the bankruptcy disclosure and stated they called in to ask why they received two monthly billing statements when they had just finished paying.  They were advised to disregard the statements as their payments had been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information noted on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677199	Performing	01/31/2018	10/04/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677203	Performing	01/31/2018	09/29/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677204	Performing	01/31/2018	10/03/2017	N/A	0	1	10/16/2017	UTD	UTD	Yes	Yes	06/07/2017	Contact attempts - however unable to contact borrower	The last borrower contact was in regards to requesting an inspection for the insurance claim filed for water damaged on 04/29/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/07/2017.  The last borrower contact was in regards to requesting an inspection for the insurance claim filed for water damaged on 04/29/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The insurance claim was noted as closed on 10/16/2017 for water damage on 04/29/2016.	The insurance claim was noted as closed on 10/16/2017 for water damage on 04/29/2016.
202677205	MI ACTIVE	Performing	01/31/2018	12/28/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	12/28/2017	Ongoing dialogue with borrower	Authorized third party called in to secure trial payment in the amount of $735.67.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	10/25/2017	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2017.  Authorized third party called in to secure trial payment in the amount of $735.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677207	Performing	01/31/2018	12/14/2017	N/A	0	1	07/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677211	Performing	01/31/2018	10/11/2017	N/A	0	1	12/15/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677212	Performing	01/31/2018	12/12/2017	N/A	0	1	11/29/2017	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677218	Performing	01/31/2018	10/27/2017	N/A	0	1	03/20/2017	Owner Occupied	UTD	Yes	Yes	10/14/2015	Not attempting to contact the borrower	Borrower accepted a promise to pay in the amount of $1,467.50 for 10/20/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/14/2015.  Borrower accepted a promise to pay in the amount of $1,467.50 for 10/20/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677219	Performing	01/31/2018	10/13/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	07/15/2015	Not attempting to contact the borrower	The borrower stated that the payments are always made and disconnected the call.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/15/2015.  The borrower stated that the payments are always made and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202677223	Performing	01/31/2018	10/04/2017	N/A	0	1	11/06/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A payoff quote was completed on 10/30/2017.	A payoff quote was completed on 10/30/2017.
202677231	Performing	01/31/2018	10/12/2017	N/A	0	1	09/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677236	Performing	01/31/2018	12/06/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677237	Performing	01/31/2018	10/02/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677245	Performing	01/31/2018	10/16/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	01/29/2018	Ongoing dialogue with borrower	The borrower entered into a promise to pay on 01/29/2018.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/29/2018.  The borrower entered into a promise to pay on 01/29/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677254	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677257	Performing	01/31/2018	10/02/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	01/11/2018	Contact attempts - however unable to contact borrower	Servicer called the borrower and discussed the roof repairs that were taking place at the borrower’s residence.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	No	Comments on 10/12/2017 indicated a claim was filed and a check in the amount of $42,765.82 was issued. There was no evidence to indicate the issues were resolved as of the end of the review period.	Wind	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/11/2018.  Servicer called the borrower and discussed the roof repairs that were taking place at the borrower’s residence.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  Comments on 10/12/2017 indicated a claim was filed and a check in the amount of $42,765.82 was issued. There was no evidence to indicate the issues were resolved as of the end of the review period.  The damage repair amount is estimated at $42,765.82.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 02/22/2019, the servicier stated:Monitored Claim - No Processed as Enhanced Endorsed & Released No Inspection Done No Additional Funds to Release No Additional Comments	02/22/2019, the servicier stated:Monitored Claim - No Processed as Enhanced Endorsed & Released No Inspection Done No Additional Funds to Release No Additional Comments
202677263	Performing	01/31/2018	10/05/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677264	Performing	01/31/2018	10/10/2017	N/A	0	1	04/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677270	Performing	01/31/2018	12/13/2017	N/A	0	1	10/05/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677279	Performing	01/31/2018	10/13/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	01/13/2017	Contact attempts - however unable to contact borrower	Borrower stated will make payment in the amount of $844.57 on 01/20/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/13/2017.  Borrower stated will make payment in the amount of $844.57 on 01/20/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677282	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677284	Performing	01/31/2018	10/13/2017	N/A	0	1	08/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677301	Performing	01/31/2018	10/26/2017	N/A	0	1	08/25/2017	UTD	UTD	Yes	Yes	06/16/2015	Not attempting to contact the borrower	Borrower called regarding HAMP incentive	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	No	The commentary reflects a discharged bankruptcy, the case details were not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2015.  Borrower called regarding HAMP incentive
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy, the case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677306	Performing	01/31/2018	10/11/2017	N/A	0	1	07/26/2017	Owner Occupied	UTD	Yes	Yes	05/18/2016	Contact attempts - however unable to contact borrower	The servicer called and spoke with the borrower who made a promise to pay $1296.25 on 05/22/2016. The borrower verified that the property is owner occupied and the intent is to keep/	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/18/2016.  The servicer called and spoke with the borrower who made a promise to pay $1296.25 on 05/22/2016. The borrower verified that the property is owner occupied and the intent is to keep/
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677307	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	10/24/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677315	Performing	01/31/2018	10/30/2017	N/A	0	1	04/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677316	Performing	01/31/2018	10/16/2017	N/A	0	1	08/31/2017	Owner Occupied	UTD	Yes	Yes	08/21/2015	Not attempting to contact the borrower	Borrower called to confirm servicer received documents for HAMP incentive. Servicer confirmed was received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/25/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/21/2015.  Borrower called to confirm servicer received documents for HAMP incentive. Servicer confirmed was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677318	Performing	01/31/2018	10/05/2017	N/A	0	1	08/21/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677319	Performing	01/31/2018	10/06/2017	N/A	0	1	07/08/2017	UTD	UTD	Yes	Yes	01/28/2015	Not attempting to contact the borrower	Borrower returned call and was advised to sign and return Modification documents, borrower indicated has documents and will sign and send back. Agent thanked borrower.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/28/2015.  Borrower returned call and was advised to sign and return Modification documents, borrower indicated has documents and will sign and send back. Agent thanked borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677322	MI ACTIVE	Performing	01/31/2018	09/28/2017	N/A	0	1	01/03/2018	Owner Occupied	Good	Yes	Yes	03/24/2017	Not attempting to contact the borrower	Borrower chose to opt out of assistance on 03/16/2017	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/24/2017	Yes	Retention	Yes	1	UTD	No	The commentary reflects an inactive bankruptcy, the case details were not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/24/2017.  Borrower chose to opt out of assistance on 03/16/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects an inactive bankruptcy, the case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The borrower was previously receiving assistance from the Hardest Hit Funds, the program ended on 04/29/2016.	The borrower was previously receiving assistance from the Hardest Hit Funds, the program ended on 04/29/2016.
202677324	Performing	01/31/2018	10/02/2017	N/A	0	1	11/01/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677325	Performing	01/31/2018	12/16/2017	N/A	0	1	08/28/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677329	Performing	01/31/2018	10/25/2017	N/A	0	1	11/22/2017	Owner Occupied	Excellent	Yes	Yes	09/27/2016	Not attempting to contact the borrower	Outbound call: spoke to borrower, primary reason for default is due to excessive obligations. Borrower has multiple loans. Borrower accepted a promise to pay for 9/30/2016, in the amount of $644.85.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/27/2016.  Outbound call: spoke to borrower, primary reason for default is due to excessive obligations. Borrower has multiple loans. Borrower accepted a promise to pay for 9/30/2016, in the amount of $644.85.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677336	Performing	01/31/2018	12/11/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	11/30/2017	Not attempting to contact the borrower	The authorized third party called in and requested a breakdown of the deferred amount of$12300 and has been asking for over a month. Person also had questions about a modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/30/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2017.  The authorized third party called in and requested a breakdown of the deferred amount of$12300 and has been asking for over a month. Person also had questions about a modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: According t 11/30/2017 bankruptcy case was discharged.	According t 11/30/2017 bankruptcy case was discharged.
202677338	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	02/02/2018	Owner Occupied	Excellent	Yes	Yes	01/27/2015	Not attempting to contact the borrower	The borrower was contacted to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/27/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/27/2015.  The borrower was contacted to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677343	Performing	01/31/2018	10/02/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	10/26/2016	Not attempting to contact the borrower	Borrower called in regards to the status of their escrow. Associate advised that the refunds from Farmers should have been returned to escrow. Borrower stated they did not receive the refund and associate called Farmers and confirmed the policy is still active.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/26/2016.  Borrower called in regards to the status of their escrow. Associate advised that the refunds from Farmers should have been returned to escrow. Borrower stated they did not receive the refund and associate called Farmers and confirmed the policy is still active.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677349	Performing	01/31/2018	10/05/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677352	MI ACTIVE	Performing	01/31/2018	10/04/2017	N/A	0	1	01/19/2018	Occupied-UTD	UTD	Yes	Yes	01/30/2015	Not attempting to contact the borrower	Inbound call from borrower calling in regards to check on payment status. Agent advised no payment is needed until the loan is updated and the final modification documents have been received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/14/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/30/2015.  Inbound call from borrower calling in regards to check on payment status. Agent advised no payment is needed until the loan is updated and the final modification documents have been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202677358	Performing	01/31/2018	10/31/2017	N/A	0	1	01/13/2018	UTD	UTD	Yes	Yes	09/28/2017	Not attempting to contact the borrower	Borrower called in with a question for the customer care department. Call was transferred then interrupted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2017.  Borrower called in with a question for the customer care department. Call was transferred then interrupted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677362	Performing	01/31/2018	10/05/2017	N/A	0	1	01/03/2018	Owner Occupied	Excellent	Yes	Yes	01/20/2015	Not attempting to contact the borrower	Borrower stated will make payment 01/24/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/20/2015.  Borrower stated will make payment 01/24/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677363	Performing	01/31/2018	10/09/2017	N/A	0	1	06/26/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677372	Performing	01/31/2018	10/13/2017	N/A	0	1	01/18/2018	Owner Occupied	Good	Yes	Yes	04/21/2015	Not attempting to contact the borrower	The borrower made payment in the amount of $1062.39 accepting promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/21/2015.  The borrower made payment in the amount of $1062.39 accepting promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677374	Performing	01/31/2018	10/12/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	08/22/2016	Not attempting to contact the borrower	The borrower advised the payment would be made next Friday and call ended.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/22/2016.  The borrower advised the payment would be made next Friday and call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677382	Performing	01/31/2018	10/02/2017	N/A	0	1	01/10/2018	Owner Occupied	Good	Yes	Yes	11/07/2017	Not attempting to contact the borrower	Borrower called in to discuss insurance.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/07/2017.  Borrower called in to discuss insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677385	Performing	01/31/2018	10/09/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	01/12/2018	Not attempting to contact the borrower	The borrower made a promise to pay for 01/19/2018.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/28/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2018.  The borrower made a promise to pay for 01/19/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677391	Performing	01/31/2018	10/02/2017	Excessive Obligations	0	1	11/03/2017	Owner Occupied	UTD	Yes	Yes	02/08/2017	Not attempting to contact the borrower	Agent spoke to borrower, confirmed reason for default and occupancy. Borrower accepted pre-approved offer, stated interested but unsure what documents they need to send in.	No	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	02/08/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/08/2017.  Agent spoke to borrower, confirmed reason for default and occupancy. Borrower accepted pre-approved offer, stated interested but unsure what documents they need to send in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677394	Performing	01/31/2018	10/30/2017	N/A	0	1	06/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677395	Performing	01/31/2018	10/16/2017	N/A	0	1	09/08/2017	Owner Occupied	UTD	Yes	Yes	08/07/2017	Ongoing dialogue with borrower	The borrower informed the client they are opting out of their forbearance and modification plan.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	08/07/2017	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/07/2017.  The borrower informed the client they are opting out of their forbearance and modification plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-30932.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/26/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677402	Performing	01/31/2018	10/16/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	10/14/2015	Not attempting to contact the borrower	The borrower promised to make a payment and verified owner occupancy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/14/2015.  The borrower promised to make a payment and verified owner occupancy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677409	Performing	01/31/2018	10/02/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	12/07/2017	Ongoing dialogue with borrower	The servicer called and spoke with borrower regarding natural disaster follow up and borrower stated had no questions and things are getting back to normal. The agent noted disaster forbearance end date 03/231/2018. Borrower opted out of forbearance plan 10/05/2017. The borrower decided to keep the forbearance plan on 10/23/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/07/2017	No	Retention	Yes	1	Current	Formal (Written)	09/13/2017	03/13/2018	$0.00	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/07/2017.  The servicer called and spoke with borrower regarding natural disaster follow up and borrower stated had no questions and things are getting back to normal. The agent noted disaster forbearance end date 03/231/2018. Borrower opted out of forbearance plan 10/05/2017.  The borrower decided to keep the forbearance plan on 10/23/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677413	Performing	01/31/2018	12/05/2017	N/A	0	1	09/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677423	Performing	01/31/2018	10/16/2017	N/A	0	1	04/25/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677439	Performing	01/31/2018	10/05/2017	N/A	0	1	08/03/2017	UTD	UTD	Yes	Yes	06/20/2016	Not attempting to contact the borrower	The authorized borrower’s relative called regarding a pending change of insurance carriers.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/20/2016.  The authorized borrower’s relative called regarding a pending change of insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677441	Performing	01/31/2018	10/06/2017	N/A	0	1	01/19/2017	UTD	UTD	Yes	Yes	10/13/2016	Not attempting to contact the borrower	The borrower called in reference to the letter for inspection cancellation. The representative ordered a 90% inspection again and advised to allow 5 business days for the inspection company to contact and to allow 2 bids for inspection results. 100% inspection performed 11/08/2016; all work completed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/13/2016.  The borrower called in reference to the letter for inspection cancellation.  The representative ordered a 90% inspection again and advised to allow 5 business days for the inspection company to contact and to allow 2 bids for inspection results. 100% inspection performed 11/08/2016; all work completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: An insurance claim for ice damage sustained on 02/19/2015 was filed. The inspection dated 11/08/2016 indicated that all repairs were 100% completed.	An insurance claim for ice damage sustained on 02/19/2015 was filed. The inspection dated 11/08/2016 indicated that all repairs were 100% completed.
202677442	Performing	01/31/2018	10/30/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677453	Performing	01/31/2018	10/05/2017	N/A	0	1	10/04/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677454	Performing	01/31/2018	09/29/2017	N/A	0	1	11/01/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677456	Performing	01/31/2018	10/02/2017	N/A	0	1	05/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677458	Performing	01/31/2018	10/11/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677487	Performing	01/31/2018	10/30/2017	N/A	0	1	08/03/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677488	Performing	01/31/2018	10/05/2017	N/A	0	1	01/13/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677489	Performing	01/31/2018	10/04/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677504	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	05/04/2015	Not attempting to contact the borrower	The borrowr and the client set up a a Promise to Pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2015.  The borrowr and the client set up a a Promise to Pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677508	Performing	01/31/2018	10/16/2017	N/A	0	1	06/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677523	Performing	01/31/2018	10/04/2017	N/A	0	1	12/20/2017	Occupied-UTD	UTD	Yes	Yes	12/15/2017	Not attempting to contact the borrower	The borrower called to get information on insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	03/28/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2017.  The borrower called to get information on insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202677528	Performing	01/31/2018	10/09/2017	N/A	0	1	12/07/2016	Owner Occupied	Good	Yes	Yes	03/11/2016	Not attempting to contact the borrower	Borrower stated will make payment 03/18/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/11/2016.  Borrower stated will make payment 03/18/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677530	Performing	01/31/2018	10/05/2017	N/A	0	1	01/23/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The commentary reflects that the loan was previously modified. A recast offer was mailed to the borrower on 09/14/2016.	The commentary reflects that the loan was previously modified. A recast offer was mailed to the borrower on 09/14/2016.
202677531	Performing	01/31/2018	10/12/2017	N/A	0	1	04/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677541	MI ACTIVE	Performing	01/31/2018	09/22/2017	N/A	0	1	09/25/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 09/22/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677554	Performing	01/31/2018	10/04/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677560	MI ACTIVE	Performing	01/31/2018	10/27/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	11/13/2014	Not attempting to contact the borrower	The borrower was informed that the system maintenance has been completed and discussed the next payment due.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/13/2014	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/13/2014.  The borrower was informed that the system maintenance has been completed and discussed the next payment due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677562	Performing	01/31/2018	10/03/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677571	MI ACTIVE	Performing	01/31/2018	10/21/2017	N/A	0	1	02/04/2018	Owner Occupied	UTD	Yes	Yes	12/18/2017	Ongoing dialogue with borrower	The borrower accepted a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/18/2017.  The borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677574	Performing	01/31/2018	10/02/2017	N/A	0	1	11/01/2017	Owner Occupied	Good	Yes	Yes	01/22/2015	Not attempting to contact the borrower	The borrower called in regarding the billing notice received from the insurance carrier. The servicer confirmed the pending disbursement amount and released the funds early.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/22/2015.  The borrower called in regarding the billing notice received from the insurance carrier.  The servicer confirmed the pending disbursement amount and released the funds early.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677583	Performing	01/31/2018	10/13/2017	N/A	0	1	04/10/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677584	Performing	01/31/2018	10/26/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677586	Performing	01/31/2018	10/03/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	02/09/2016	Not attempting to contact the borrower	Borrower called to inquire about assistance program denial letter.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/09/2016	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/09/2016.  Borrower called to inquire about assistance program denial letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677587	Performing	01/31/2018	10/12/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	01/29/2018	Not attempting to contact the borrower	The borrower arranged a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/05/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/29/2018.  The borrower arranged a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677589	Performing	01/31/2018	10/10/2017	N/A	0	1	11/10/2017	Owner Occupied	Excellent	Yes	Yes	08/13/2015	Not attempting to contact the borrower	Borrower made a promise to pay and is interested in ACH.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/13/2015.  Borrower made a promise to pay and is interested in ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677590	Performing	01/31/2018	10/13/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	11/30/2017	Not attempting to contact the borrower	The borrower called in on 11/30/2017 to make a payment stating curtailment of income and excessive obligations as reasons for delay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2017.  The borrower called in on 11/30/2017 to make a payment stating curtailment of income and excessive obligations as reasons for delay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677592	Performing	01/31/2018	10/05/2017	N/A	0	1	02/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677595	Performing	01/31/2018	09/30/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	03/09/2015	Not attempting to contact the borrower	Borrower called in to get more information about a letter received about a short sale. Servicer advised borrower that was an option if the borrower wanted to pursue.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/09/2015.  Borrower called in to get more information about a letter received about a short sale.  Servicer advised borrower that was an option if the borrower wanted to pursue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The commentary dated 12/04/2017 states the original borrower is deceased and the loan was assumed and now has new borrower.	The commentary dated 12/04/2017 states the original borrower is deceased and the loan was assumed and now has new borrower.
202677599	Performing	01/31/2018	10/02/2017	N/A	0	1	12/21/2016	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677603	Performing	01/31/2018	10/06/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	10/06/2017	Not attempting to contact the borrower	The borrower made a payment via mail.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2017.  The borrower made a payment via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677604	Performing	01/31/2018	09/30/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677606	Performing	01/31/2018	10/13/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	04/10/2015	Not attempting to contact the borrower	The borrower called in regarding letter received in reference to double insurance premium payment. The agent advised borrower of the current policy name, premium and coverage and effects. The borrower also inquired if the second mortgage was sold via short sale. The agent advised borrower that the second mortgage does have a zero balance but was not due to short sale.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/10/2015.  The borrower called in regarding letter received in reference to double insurance premium payment. The agent advised borrower of the current policy name, premium and coverage and effects. The borrower also inquired if the second mortgage was sold via short sale. The agent advised borrower that the second mortgage does have a zero balance but was not due to short sale.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677607	Performing	01/31/2018	10/25/2017	N/A	0	1	01/12/2018	Owner Occupied	Excellent	Yes	Yes	08/03/2017	Not attempting to contact the borrower	Borrower called in to update their account with XXX. Agent verbally updated the account and borrower advised they already paid the premium and their last name has changed. Borrower verbally authorized spouse as an authorized third party on the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/03/2017.  Borrower called in to update their account with XXX. Agent verbally updated the account and borrower advised they already paid the premium and their last name has changed.  Borrower verbally authorized spouse as an authorized third party on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/07/2016.  The dispute type is Verbal and the reason is Insurance coverage.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in on 01/07/2016 regarding a letter received concerning the insurance coverage.  The borrower has been paying on the wrong policy since 2010 as the policy on file is for someone else.  The borrower is to find new insurance and file a premium dispute but will have coverage through the servicer since there was no notice sent advising the borrower of no coverage.  The modification needed to be amended due to using the incorrect policy in the calculations.  The issue was noted as resolved on 08/18/2016.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677611	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	Non-Retention	Yes	1	A violation was received from the city on 12/19/2015 due to a failed inspection stating failed to rebuild or replace dilapidated and dangerous porch. There is no evidence the issue was resolved.	Neglect	Not Started	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is neglect.  A violation was received from the city on 12/19/2015 due to a failed inspection stating failed to rebuild or replace dilapidated and dangerous porch.  There is no evidence the issue was resolved.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677612	Performing	01/31/2018	10/06/2017	N/A	0	1	02/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202677615	Performing	01/31/2018	09/29/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677617	Performing	01/31/2018	10/31/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677619	Performing	01/31/2018	10/10/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677620	Performing	01/31/2018	10/02/2017	N/A	0	1	07/28/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677626	Performing	01/31/2018	12/06/2017	N/A	0	1	01/06/2016	UTD	UTD	Yes	Yes	02/10/2015	Not attempting to contact the borrower	Borrower called in inquiring about what the new interest rate will be,	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	Comments reflect a prior discharged bankruptcy; however, bankruptcy details were not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/10/2015.  Borrower called in inquiring about what the new interest rate will be,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a prior discharged bankruptcy; however, bankruptcy details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677629	Performing	01/31/2018	10/27/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677635	MI ACTIVE	Bankruptcy	01/31/2018	12/27/2017	N/A	Bankruptcy	1	02/06/2018	UTD	UTD	Yes	Yes	06/24/2016	Not attempting to contact the borrower	Borrower stated they received escrow statement. Servicer advised there was an escrow shortage balance of 0. Servicer notes: reprint information to borrower and advised information (audit found these comments incomplete)	No	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	Plan confirmed 5/18/2017.	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/24/2016.  Borrower stated they received escrow statement.  Servicer advised there was an escrow shortage balance of 0.  Servicer notes: reprint information to borrower and advised information (audit found these comments incomplete)
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-66243.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 09/13/2016.  Plan confirmed 5/18/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677638	Performing	01/31/2018	10/31/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677642	Performing	01/31/2018	10/07/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	10/25/2017	Ongoing dialogue with borrower	The borrower provided updated insurance information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/25/2017.  The borrower provided updated insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202677643	Performing	01/31/2018	10/14/2017	N/A	0	1	01/26/2018	Owner Occupied	UTD	Yes	Yes	08/12/2016	Not attempting to contact the borrower	Called and spoke with borrower who accepted a promise to pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/12/2016.  Called and spoke with borrower who accepted a promise to pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677653	Performing	01/31/2018	10/27/2017	N/A	0	1	12/29/2017	UTD	UTD	Yes	Yes	11/20/2017	Not attempting to contact the borrower	Borrower confirmed her new hazard insurance information and advised the premium is paid in full.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/20/2017.  Borrower confirmed her new hazard insurance information and advised the premium is paid in full.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677657	Performing	01/31/2018	10/17/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677659	Performing	01/31/2018	10/02/2017	N/A	0	1	03/10/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677660	Performing	01/31/2018	12/09/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	11/07/2016	Not attempting to contact the borrower	Borrower called to say they received a letter the mortgage increased. Servicer recommended loss mitigation options and sent package to borrower.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	11/07/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/07/2016.  Borrower called to say they received a letter the mortgage increased.  Servicer recommended loss mitigation options and sent package to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677662	Performing	01/31/2018	10/31/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	11/13/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/13/2017.  The borrower made a payment via fast pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677663	Performing	01/31/2018	10/05/2017	N/A	0	1	02/06/2018	Occupied-UTD	UTD	Yes	Yes	01/31/2017	Not attempting to contact the borrower	Borrower made a promise to pay on 01/31/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2017.  Borrower made a promise to pay on 01/31/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202677666	Performing	01/31/2018	10/31/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The comments indicated the loan was modified prior to the review period.	The comments indicated the loan was modified prior to the review period.
202677674	Performing	01/31/2018	10/14/2017	N/A	0	1	05/09/2016	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677683	Performing	01/31/2018	10/11/2017	N/A	0	1	01/13/2017	Owner Occupied	UTD	Yes	Yes	11/06/2015	Contact attempts - however unable to contact borrower	The servicer called and spoke with the borrower who stated will be making payment over the phone in amount of $1617.91 on 11/10/2015. The borrower verified that the property is owner occupied and intent is to keep.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/17/2014	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/06/2015.  The servicer called and spoke with the borrower who stated will be making payment over the phone in amount of $1617.91 on 11/10/2015. The borrower verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677691	Performing	01/31/2018	10/13/2017	N/A	0	1	12/15/2017	Owner Occupied	UTD	Yes	Yes	09/09/2017	Not attempting to contact the borrower	The borrower was called but stated they had nothing to discuss.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/09/2017.  The borrower was called but stated they had nothing to discuss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677693	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	08/04/2015	Not attempting to contact the borrower	Called and spoke with borrower who stated that payment was sent out.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/04/2015.  Called and spoke with borrower who stated that payment was sent out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677694	Performing	01/31/2018	10/30/2017	N/A	0	1	02/02/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677697	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	05/18/2016	Contact attempts - however unable to contact borrower	The borrower called in regarding the escrow shortage. A payment of $246.10 was made towards the shortage on 03/31/2016; and the customer thought that the new payment would be effective on 05/01/2016.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/18/2016.  The borrower called in regarding the escrow shortage.  A payment of $246.10 was made towards the shortage on 03/31/2016; and the customer thought that the new payment would be effective on 05/01/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-11612.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/01/2016 and there is no evidence of reaffirmation.  The proof of claim was filed 06/10/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677700	Performing	01/31/2018	10/05/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	07/15/2016	Not attempting to contact the borrower	Borrower called in regards to the status of the premium payment to be sent to the insurance carrier because the borrower received a cancellation letter from the insurance company. Follow-up call was made to the insurance carrier where they advised of not receiving the payment and stated that the payment would need to be received by 07/22/2016 to avoid cancellation. Advised the insurance carrier that a check will be sent in the amount of $388.00 and would take 2-3 business days to be received.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/15/2016.  Borrower called in regards to the status of the premium payment to be sent to the insurance carrier because the borrower received a cancellation letter from the insurance company. Follow-up call was made to the insurance carrier where they advised of not receiving the payment and stated that the payment would need to be received by 07/22/2016 to avoid cancellation. Advised the insurance carrier that a check will be sent in the amount of $388.00 and would take 2-3 business days to be received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-10553.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/05/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677712	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	05/12/2016	Not attempting to contact the borrower	The servicer called and spoke with the borrower who made a promise to pay $2712.44 on 05/17/2016. The borrower verified that the property is owner occupied and intent is to keep.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/12/2016.  The servicer called and spoke with the borrower who made a promise to pay $2712.44 on 05/17/2016. The borrower verified that the property is owner occupied and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677723	Performing	01/31/2018	10/14/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	10/14/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	A hazard claim was filed for wind damage that occurred on 10/24/2016. The details of the damage were not provided. The claim was classified as non-monitored, but a request was noted for a 90% inspection on 02/24/2017.	Wind	In Process	No	no	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/14/2017.  The borrower made a payment via fast pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A hazard claim was filed for wind damage that occurred on 10/24/2016.  The details of the damage were not provided.  The claim was classified as non-monitored, but a request was noted for a 90% inspection on 02/24/2017.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677724	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-31603.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/02/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The borrower is deceased and date of death is 12/17/2016. The death certificate was received 02/22/2017. Comment dated 02/09/2017 reflects that an assumption poackage was mailed. However, no evidence noted that the assumption package was returned or loan assumed.	The borrower is deceased and date of death is 12/17/2016. The death certificate was received 02/22/2017. Comment dated 02/09/2017 reflects that an assumption poackage was mailed. However, no evidence noted that the assumption package was returned or loan assumed.
202677727	Performing	01/31/2018	10/03/2017	N/A	0	1	09/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677729	Performing	01/31/2018	10/18/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	10/26/2017	Ongoing dialogue with borrower	Borrower called to see if February payment was received and advised it was and due for March.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	10/26/2017	No	Retention	Yes	1	Current	Informal (Verbal)	09/19/2017	04/19/2018	$0.00	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/26/2017.  Borrower called to see if February payment was received and advised it was and due for March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast effective for 09/01/2017 was completed. The disaster forbearance template was denied being opened on 10/04/2017 since the criteria had not been met.	A HAMP recast effective for 09/01/2017 was completed. The disaster forbearance template was denied being opened on 10/04/2017 since the criteria had not been met.
202677732	Performing	01/31/2018	10/04/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677733	Performing	01/31/2018	10/12/2017	N/A	0	1	01/11/2018	Owner Occupied	Good	Yes	Yes	02/09/2017	Not attempting to contact the borrower	Servicer advised borrower of escrow deposit options. Borrower advised they are changing insurance companies.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/09/2017.  Servicer advised borrower of escrow deposit options. Borrower advised they are changing insurance companies.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677738	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677740	Performing	01/31/2018	10/02/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677743	Performing	01/31/2018	10/14/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677748	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677749	Performing	01/31/2018	10/02/2017	N/A	0	1	10/04/2017	UTD	UTD	Yes	Yes	03/30/2017	Not attempting to contact the borrower	Borrower advised not interested in mortgage assistance and opted out of modification in favor of recast. Borrower was sent recast documentation.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/30/2017	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/30/2017.  Borrower advised not interested in mortgage assistance and opted out of modification in favor of recast.  Borrower was sent recast documentation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast effective for 05/01/2017 was completed.	A HAMP recast effective for 05/01/2017 was completed.
202677750	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677752	Performing	01/31/2018	10/04/2017	N/A	0	1	01/18/2018	Owner Occupied	UTD	Yes	Yes	08/23/2016	Not attempting to contact the borrower	Borrower made a payment by phone and stated the reason for delinquency was excessive obligations. Borrower requested late charge waiver..	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/23/2016.  Borrower made a payment by phone and stated the reason for delinquency was excessive obligations. Borrower requested late charge waiver..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677753	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	01/04/2018	Owner Occupied	UTD	Yes	Yes	11/17/2014	Not attempting to contact the borrower	The borrower was informed of the modification denial.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/17/2014	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/17/2014.  The borrower was informed of the modification denial.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677757	Performing	01/31/2018	10/16/2017	N/A	0	1	12/15/2017	UTD	UTD	Yes	Yes	09/16/2015	Not attempting to contact the borrower	Authorized third party; borrowers’ spouse called to schedule payment and advised they are not interested in mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/16/2015.  Authorized third party; borrowers’ spouse called to schedule payment and advised they are not interested in mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677761	Performing	01/31/2018	10/03/2017	N/A	0	1	01/13/2018	UTD	UTD	Yes	Yes	05/12/2016	Not attempting to contact the borrower	Borrower wanted to discuss account and was advised that the account is due for 05/01/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/12/2016.  Borrower wanted to discuss account and was advised that the account is due for 05/01/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 02/09/2018: Servcier stated: “Cease and Desist is still valid”	02/09/2018: Servcier stated: “Cease and Desist is still valid”
202677762	Performing	01/31/2018	10/10/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677765	Performing	01/31/2018	10/21/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/21/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202677768	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677771	Performing	01/31/2018	10/18/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677778	Performing	01/31/2018	12/13/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677780	Performing	01/31/2018	10/31/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	03/14/2017	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/14/2017.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677782	Performing	01/31/2018	10/02/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202677786	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677788	Performing	01/31/2018	10/12/2017	N/A	0	1	12/29/2017	Owner Occupied	UTD	Yes	Yes	06/30/2017	Not attempting to contact the borrower	The borrower contacted the servicer on 06/30/2017 to authorize a payment in the amount of $675.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/30/2017.  The borrower contacted the servicer on 06/30/2017 to authorize a payment in the amount of $675.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677801	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	02/22/2016	Not attempting to contact the borrower	The borrower was calling to request a new package to apply for mortgage assistance since the interest rate will change 06/2016. The representative advised that the customer would get the documents would arrive in 5-7 days or could obtain them from the website or the branch.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/22/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/22/2016.  The borrower was calling to request a new package to apply for mortgage assistance since the interest rate will change 06/2016.  The representative advised that the customer would get the documents would arrive in 5-7 days or could obtain them from the website or the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677802	Performing	01/31/2018	10/21/2017	N/A	0	1	01/26/2018	Owner Occupied	UTD	Yes	Yes	09/05/2017	Not attempting to contact the borrower	The borrower stated they are not interested in assistance and verbally opted out of the modification process.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	09/05/2017	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/05/2017.  The borrower stated they are not interested in assistance and verbally opted out of the modification process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The co-borrower is deceased and the borrower remains in the property. The death certificate was received on 08/28/2017.	The co-borrower is deceased and the borrower remains in the property. The death certificate was received on 08/28/2017.
202677804	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	09/06/2017	Not attempting to contact the borrower	Advised the borrower that flood insurance could not be added to escrow if the property was not in a flood zone.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/06/2017.  Advised the borrower that flood insurance could not be added to escrow if the property was not in a flood zone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677805	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	08/20/2015	Not attempting to contact the borrower	Authorization was provided by the borrower to speak to their sibling about the HAMP incentive. Authorized third person advised that the cannot commit to make a payment at this time.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/20/2015.  Authorization was provided by the borrower to speak to their sibling about the HAMP incentive. Authorized third person advised that the cannot commit to make a payment at this time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677806	Performing	01/31/2018	11/27/2017	N/A	0	1	02/05/2018	Owner Occupied	Excellent	Yes	Yes	12/12/2016	Not attempting to contact the borrower	The borrower called in regarding mortgage assistance package and stated the account is current and doesn’t want the assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	12/12/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 11/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/12/2016.  The borrower called in regarding mortgage assistance package and stated the account is current and doesn’t want the assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677807	Performing	01/31/2018	12/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677814	Performing	01/31/2018	10/06/2017	N/A	0	1	02/02/2018	Owner Occupied	Average	Yes	Yes	10/26/2016	Not attempting to contact the borrower	The authorized third party spouse called in for a fee reversal.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/26/2016.  The authorized third party spouse called in for a fee reversal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677818	Performing	01/31/2018	10/10/2017	N/A	0	1	01/23/2018	Owner Occupied	Excellent	Yes	Yes	12/08/2014	Not attempting to contact the borrower	Borrower made a payment by phone but declined ACH.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/08/2014.  Borrower made a payment by phone but declined ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677822	Performing	01/31/2018	10/10/2017	N/A	0	1	01/05/2018	Owner Occupied	Good	Yes	Yes	01/23/2015	Not attempting to contact the borrower	The borrower called in and advised received refund from prior insurance carrier. The agent advised the borrower to deposit the refund into the escrow account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/23/2015.  The borrower called in and advised received refund from prior insurance carrier. The agent advised the borrower to deposit the refund into the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677823	Performing	01/31/2018	10/13/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	06/30/2015	Not attempting to contact the borrower	The borrower called in to report a claim for sewer back up with a date of loss on 10/01/2014. The agent advised borrower of the non monitored procedures. The borrower stated received a claim check in amount of $1365.24. The agent advised borrower of the option to branch endorsement and to take the claim check, government issued identification and adjusters worksheet and provided borrower with the nearest branch location to have the check endorsed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/30/2015.  The borrower called in to report a claim for sewer back up with a date of loss on 10/01/2014. The agent advised borrower of the non monitored procedures. The borrower stated received a claim check in amount of $1365.24. The agent advised borrower of the option to branch endorsement and to take the claim check, government issued identification and adjusters worksheet and provided borrower with the nearest branch location to have the check endorsed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A prior claim for hurricane damage that occurred on 10/07/2016 in the amount of $6477.80 was endorsed and released on 01/18/2017.	A prior claim for hurricane damage that occurred on 10/07/2016 in the amount of $6477.80 was endorsed and released on 01/18/2017.
202677826	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	03/31/2017	Not attempting to contact the borrower	Commentary states spoke with borrower regarding account details and borrower accepted promise to pay plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/31/2017.  Commentary states spoke with borrower regarding account details and borrower accepted promise to pay plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/31/2017.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Commentary mentions payment dispute. No other details provided regarding payment dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677827	Performing	01/31/2018	10/10/2017	N/A	0	1	03/31/2017	UTD	Excellent	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677832	Performing	01/31/2018	10/02/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	01/09/2018	Not attempting to contact the borrower	The borrower advised the insurance was paid and requested that escrow be removed from the account. the call was transferred to customer service.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/09/2018.  The borrower advised the insurance was paid and requested that escrow be removed from the account. the call was transferred to customer service.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202677842	Performing	01/31/2018	10/16/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677852	Performing	01/31/2018	10/13/2017	N/A	0	1	12/11/2017	Owner Occupied	UTD	Yes	Yes	01/25/2017	Not attempting to contact the borrower	The borrower is being sent a letter that needs to be signed and returned.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/25/2017.  The borrower is being sent a letter that needs to be signed and returned.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677858	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	12/13/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677860	Performing	01/31/2018	09/29/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	01/26/2015	Not attempting to contact the borrower	The borrower called in regarding a change in insurance carriers and authorized the change.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/26/2015.  The borrower called in regarding a change in insurance carriers and authorized the change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677862	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	12/10/2014	Not attempting to contact the borrower	The borrower called in wanting to make a payment and status of account. The agent advised borrower of the status and transferred the call to customer service for payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/04/2014	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/10/2014.  The borrower called in wanting to make a payment and status of account. The agent advised borrower of the status and transferred the call to customer service for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677864	Performing	01/31/2018	10/10/2017	N/A	0	1	12/29/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677867	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	05/23/2017	UTD	UTD	Yes	Yes	10/06/2015	Not attempting to contact the borrower	Conversation with borrower where verification was completed but no details of call were provided.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/06/2015.  Conversation with borrower where verification was completed but no details of call were provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677875	Performing	01/31/2018	10/10/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	03/03/2015	Not attempting to contact the borrower	The borrower called in to inquire about a second modification. The servicer advised to reapply and also discussed a refinance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/03/2015	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/03/2015.  The borrower called in to inquire about a second modification.  The servicer advised to reapply and also discussed a refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677883	Performing	01/31/2018	10/13/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed with an effective date of 11/01/2016.	HAMP recast was completed with an effective date of 11/01/2016.
202677884	Performing	01/31/2018	10/17/2017	N/A	0	1	01/19/2018	Owner Occupied	UTD	Yes	Yes	07/27/2016	Not attempting to contact the borrower	The borrower called to confirm payment amount of $1134.31 and confirmed payment would be made 07/30/2016.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/27/2016.  The borrower called to confirm payment amount of $1134.31 and confirmed payment would be made 07/30/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/06/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677885	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	02/19/2016	Not attempting to contact the borrower	Borrower called in regards to a letter received in September which stated that the payment would be less than what is currently being paid. Per inquire into the mortgage specialist department, it was noted that in January, there were errors made in the amortization and that corrections will be made on 02/26 and the payment will be adjusted to reflect the September letter.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/19/2016.  Borrower called in regards to a letter received in September which stated that the payment would be less than what is currently being paid. Per inquire into the mortgage specialist department, it was noted that in January, there were errors made in the amortization and that corrections will be made on 02/26 and the payment will be adjusted to reflect the September letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677888	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	10/21/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677890	Performing	01/31/2018	10/12/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	11/21/2016	Not attempting to contact the borrower	The borrower confirmed the online payment dated 11/18/2016 for $1,710.67.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/06/2016	No	Retention	Yes	1	Yes	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/21/2016.  The borrower confirmed the online payment dated 11/18/2016 for $1,710.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-19252.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on 10/10/2016.  The proof of claim was filed 05/11/2015.  A motion for relief was filed 08/31/2016.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677895	Performing	01/31/2018	10/17/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677898	Performing	01/31/2018	10/06/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	12/03/2017	Ongoing dialogue with borrower	The borrower made a payment via mail.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/03/2017.  The borrower made a payment via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677903	Performing	01/31/2018	10/11/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677904	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677907	Performing	01/31/2018	12/15/2017	N/A	0	1	01/16/2018	Non-Owner Occupied	UTD	Yes	Yes	04/08/2016	Not attempting to contact the borrower	The borrower discussed the change of insurance carriers.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/08/2016.  The borrower discussed the change of insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202677913	MI ACTIVE	Performing	01/31/2018	12/27/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	05/08/2017	Not attempting to contact the borrower	Borrower wanted to know why the statement showed bankruptcy still and was advised that the loan was not reaffirmed.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	Only evidence of bankruptcy was a comment on 05/08/2017 showing that the bankruptcy was not reaffirmed.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/08/2017.  Borrower wanted to know why the statement showed bankruptcy still and was advised that the loan was not reaffirmed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Only evidence of bankruptcy was a comment on 05/08/2017 showing that the bankruptcy was not reaffirmed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677918	Performing	01/31/2018	10/06/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677921	Performing	01/31/2018	10/05/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	02/03/2017	Not attempting to contact the borrower	Spoke with borrower, calling about payment increase in March due to modification	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	08/31/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/03/2017.  Spoke with borrower, calling about payment increase in March due to modification
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677923	Performing	01/31/2018	10/05/2017	N/A	0	1	11/28/2017	UTD	UTD	Yes	Yes	11/28/2017	Not attempting to contact the borrower	The borrower called in and agent quoted the total amount due and advised of credit bureau impacts. No plan was entered.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/31/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/28/2017.  The borrower called in and agent quoted the total amount due and advised of credit bureau impacts. No plan was entered.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: As of 10/0/52017 borrower is still active on the hardest hit funds program which was approved 10/1/02016. Comment dated 11/21/2017 reflects that the Hardest Hit Funds Program assistance ended.	As of 10/0/52017 borrower is still active on the hardest hit funds program which was approved 10/1/02016. Comment dated 11/21/2017 reflects that the Hardest Hit Funds Program assistance ended.
202677928	Bankruptcy	01/31/2018	10/20/2017	N/A	Bankruptcy	1	12/15/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	Good	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-22064.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed 10/27/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A hazard claim for water loss that occurred on 01/18/2017 in the amount of $1657.20 was classified as non-monitored and endorse and released on 02/02/2017.	A hazard claim for water loss that occurred on 01/18/2017 in the amount of $1657.20 was classified as non-monitored and endorse and released on 02/02/2017.
202677930	Performing	01/31/2018	10/24/2017	N/A	0	1	01/26/2018	Owner Occupied	UTD	Yes	Yes	03/18/2015	Not attempting to contact the borrower	The last contact was made on 3/18/2015, in which the borrower opted out of mortgage assistance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/23/2015	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/18/2015.  The last contact was made on 3/18/2015, in which the borrower opted out of mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677933	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	09/28/2016	Not attempting to contact the borrower	Spoke to borrower who made a promise to pay $1665.53, effective 9/28/2016. Borrower not interested in ACH.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2016.  Spoke to borrower who made a promise to pay $1665.53, effective 9/28/2016. Borrower not interested in ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677936	Performing	01/31/2018	10/09/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	07/07/2017	Not attempting to contact the borrower	Borrower accepted a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/07/2017.  Borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677939	MI ACTIVE	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	01/26/2018	Ongoing dialogue with borrower	Borrower accepted promise to pay $2,851.82 on 1/31/2018. Excessive obligations cited as reason for delinquency.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/26/2018.  Borrower accepted promise to pay $2,851.82 on 1/31/2018. Excessive obligations cited as reason for delinquency.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677940	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	01/09/2018	Occupied-UTD	Good	Yes	Yes	07/21/2015	Not attempting to contact the borrower	Borrower advised of sending the documents via FedEx yesterday. Borrower also wanted to know how to make the first payment and advised the borrower of mailing the payment in.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/21/2015	No	Retention	Yes	1	UTD	UTD	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/21/2015.  Borrower advised of sending the documents via FedEx yesterday. Borrower also wanted to know how to make the first payment and advised the borrower of mailing the payment in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-17863.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/22/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202677950	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677952	Performing	01/31/2018	10/24/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677957	Performing	01/31/2018	09/29/2017	N/A	0	1	12/01/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 03/20/2017 customer complaint received, no data related to complaint. However servicer has reached out to non responsive customer.	03/20/2017 customer complaint received, no data related to complaint. However servicer has reached out to non responsive customer.
202677960	Performing	01/31/2018	10/10/2017	N/A	0	1	01/13/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677964	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677965	Performing	01/31/2018	10/06/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677972	Performing	01/31/2018	10/03/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677973	Performing	01/31/2018	10/11/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Per linked loans, modification occurred on 09/01/2011.	Per linked loans, modification occurred on 09/01/2011.
202677974	Performing	01/31/2018	10/14/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	01/18/2018	Not attempting to contact the borrower	Borrower called in a promise to pay $2290.41 with a reason for default as marital problems.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/18/2018.  Borrower called in a promise to pay $2290.41 with a reason for default as marital problems.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677977	Performing	01/31/2018	10/06/2017	N/A	0	1	05/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677978	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	01/07/2016	Not attempting to contact the borrower	Called to follow up on the completion of system maintenance and explain payment options..	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/07/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/07/2016.  Called to follow up on the completion of system maintenance and explain payment options..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677982	MI ACTIVE	Performing	01/31/2018	10/12/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677988	Performing	01/31/2018	12/09/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677990	MI ACTIVE	Performing	01/31/2018	10/04/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	04/13/2015	Contact attempts - however unable to contact borrower	The borrower was contacted to authorized changes to the insurance policy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/13/2015.  The borrower was contacted to authorized changes to the insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677995	Performing	01/31/2018	10/30/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202677998	Performing	01/31/2018	10/05/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202677999	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678005	Performing	01/31/2018	10/27/2017	N/A	0	1	01/22/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678012	Performing	01/31/2018	10/13/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	01/14/2015	Not attempting to contact the borrower	Inquiry to obtain insurance information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/02/2014	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/14/2015.  Inquiry to obtain insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678025	Performing	01/31/2018	12/30/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678026	Performing	01/31/2018	10/05/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	07/16/2015	Not attempting to contact the borrower	Servicer informed borrower that the final modification package were mailed on July, 2015 for countersign and to allow five to seven days to receive it. Servicer reminded borrower that their first payment is due on August first	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/16/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/16/2015.  Servicer informed borrower that the final modification package were mailed on July, 2015 for countersign and to allow five to seven days to receive it. Servicer reminded borrower that their first payment is due on August first
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678029	Performing	01/31/2018	10/09/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678030	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678034	Performing	01/31/2018	10/03/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	11/13/2015	Not attempting to contact the borrower	Borrower 2 had a question regarding a letter he received. Agent assisted and call ended.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/13/2015.  Borrower 2 had a question regarding a letter he received. Agent assisted and call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678035	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	12/16/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678039	Performing	01/31/2018	10/11/2017	N/A	0	1	12/15/2017	UTD	UTD	Yes	Yes	08/11/2017	Not attempting to contact the borrower	Borrower accepted a promise to pay in the amount of $1,327.16 for 08/17/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/11/2017.  Borrower accepted a promise to pay in the amount of $1,327.16 for 08/17/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678045	Performing	01/31/2018	10/04/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	04/17/2017	Not attempting to contact the borrower	The borrower called in requesting declaration page for insurance. The agent offered borrower the insurance company phone number and policy number and the borrower declined.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/16/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/17/2017.  The borrower called in requesting declaration page for insurance. The agent offered borrower the insurance company phone number and policy number and the borrower declined.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678050	Performing	01/31/2018	10/02/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	07/17/2015	Not attempting to contact the borrower	The borrower called in with questions about final modification documents. The agent went over balance and payment information. The borrower requested to speak with the assigned representative however, borrower disconnected call during transfer.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/24/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/17/2015.  The borrower called in with questions about final modification documents. The agent went over balance and payment information. The borrower requested to speak with the assigned representative however, borrower disconnected call during transfer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678052	Performing	01/31/2018	10/02/2017	N/A	0	1	08/18/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678061	Performing	01/31/2018	10/02/2017	N/A	0	1	08/29/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678063	Performing	01/31/2018	09/30/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678073	Performing	01/31/2018	10/24/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	09/23/2016	Not attempting to contact the borrower	Servicer advised borrower if he is looking for a better payment at this point then he will need to refinance. Servicer advised in 2018 the 4.25% will stay the rest of the loan term and gave the borrower the refinance department phone number. Borrower advised will think about keeping the current mortgage or refinance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	09/23/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/23/2016.  Servicer advised borrower if he is looking for a better payment at this point then he will need to refinance. Servicer advised in 2018 the 4.25% will stay the rest of the loan term and gave the borrower the refinance department phone number. Borrower advised will think about keeping the current mortgage or refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678077	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	10/13/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/13/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678079	MI ACTIVE	Performing	01/31/2018	10/04/2017	N/A	0	1	10/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678084	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	03/04/2017	Not attempting to contact the borrower	The borrower called in and was advised of the total amount due. The borrower advised that the reason for default is due to illness of principal mortgagor and is considering mortgage assistance. The borrower advised that both borrower 1 and are on leave of absence from work and will not be getting any pay for 3 months. The agent advised borrower of the programs that are available but cannot just hold the account from all collection activity for 3 months. The agent advised will print out the application and will go over with them. The borrower verified that the property is owner occupied and the intent is to keep.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/04/2017.  The borrower called in and was advised of the total amount due. The borrower advised that the reason for default is due to illness of principal mortgagor and is considering mortgage assistance. The borrower advised that both borrower 1 and  are on leave of absence from work and will not be getting any pay for 3 months. The agent advised borrower of the programs that are available but cannot just hold the account from all collection activity for 3 months. The agent advised will print out the application and will go over with them. The borrower verified that the property is owner occupied and the intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678091	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer exception was cleared as cited on 10/04/2016.	Recast offer exception was cleared as cited on 10/04/2016.
202678093	Performing	01/31/2018	10/02/2017	N/A	0	1	06/13/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678099	Performing	01/31/2018	10/04/2017	N/A	0	1	10/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678101	Performing	01/31/2018	10/18/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	02/10/2016	Not attempting to contact the borrower	The borrower called in to provide intent with the property.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/10/2016.  The borrower called in to provide intent with the property.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-00229.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/16/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678106	Performing	01/31/2018	10/10/2017	N/A	0	1	01/06/2018	UTD	UTD	Yes	Yes	03/14/2016	Not attempting to contact the borrower	The borrower called in and verified account information. The call was then aborted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/14/2016.  The borrower called in and verified account information. The call was then aborted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678107	MI ACTIVE	Performing	01/31/2018	10/14/2017	N/A	0	1	12/15/2017	Owner Occupied	Good	Yes	Yes	01/11/2017	Not attempting to contact the borrower	The last contact was made on 1/11/2017, in which the borrower indicated a payment would be made in a local branch on 1/15/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/11/2017.  The last contact was made on 1/11/2017, in which the borrower indicated a payment would be made in a local branch on 1/15/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678116	Performing	01/31/2018	10/27/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678130	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	Owner Occupied	Good	Yes	Yes	08/06/2016	Not attempting to contact the borrower	Spoke to borrower who accepted a promise to pay $1,419.19, effective 8/12/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/06/2016.  Spoke to borrower who accepted a promise to pay $1,419.19, effective 8/12/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678133	Performing	01/31/2018	10/26/2017	N/A	0	1	01/25/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast completed 04/04/2017.	HAMP recast completed 04/04/2017.
202678135	Performing	01/31/2018	10/24/2017	N/A	0	1	01/23/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678141	Performing	01/31/2018	12/06/2017	N/A	0	1	01/03/2018	Owner Occupied	UTD	Yes	Yes	11/07/2017	Ongoing dialogue with borrower	The borrower called in regarding a voicemail. Agent advised the call was to let them know to disregard the recast agreement that was sent in error. No need to sign and return.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/07/2017.  The borrower called in regarding a voicemail. Agent advised the call was to let them know to disregard the recast agreement that was sent in error. No need to sign and return.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was previously modified. A recast offer was mailed to the borrower on 10/09/2017.	The loan was previously modified. A recast offer was mailed to the borrower on 10/09/2017.
202678143	Performing	01/31/2018	10/16/2017	N/A	0	1	12/18/2017	Owner Occupied	UTD	Yes	Yes	11/10/2016	Ongoing dialogue with borrower	The borrower called in about the re-cast agreement that was received.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	Comments on 06/04/2015 indicate that the borrower has been discharged through bankruptcy; however, no further details are noted.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/10/2016.  The borrower called in about the re-cast agreement that was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on 06/04/2015 indicate that the borrower has been discharged through bankruptcy; however, no further details are noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The loan was modified prior to the review period.
																																																																																																																																																																																																A prior hazard claim was closed on 10/28/2016 with a 100% inspection.	The loan was modified prior to the review period. A prior hazard claim was closed on 10/28/2016 with a 100% inspection.
202678146	Performing	01/31/2018	10/02/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678150	Performing	01/31/2018	10/11/2017	N/A	0	1	01/09/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202678151	Performing	01/31/2018	12/12/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	07/12/2016	Not attempting to contact the borrower	The borrower was contacted to discuss the account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/12/2016.  The borrower was contacted to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678152	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	08/22/2017	Not attempting to contact the borrower	Servicer called regarding short payment. Borrower stated forgot payment went up and made payment for $180.30. Borrower stated next payment will be made $1130.30.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/22/2017.  Servicer called regarding short payment. Borrower stated forgot payment went up and made payment for $180.30. Borrower stated next payment will be made $1130.30.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678156	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	12/28/2017	UTD	UTD	Yes	Yes	11/17/2017	Not attempting to contact the borrower	Co-borrower called in to request an inspection for water damage sustained on 03/04/2017. The customer states all repairs are complete and will send copy of adjuster’s report.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	The damage noted is from water damage with a date of loss of 03/24/2017 and claim #870729. The repairs are completed per the borrower on 11/11/2017; but the final inspection is still pending as of the review date.	Water	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/17/2017.  Co-borrower called in to request an inspection for water damage sustained on 03/04/2017.  The customer states all repairs are complete and will send copy of adjuster’s report.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  The damage noted is from water damage with a date of loss of 03/24/2017 and claim #870729.  The repairs are completed per the borrower on 11/11/2017; but the final inspection is still pending as of the review date.  The damage repair amount is estimated at $7,429.29.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678160	Performing	01/31/2018	10/06/2017	N/A	0	1	02/01/2018	Occupied-UTD	UTD	Yes	Yes	07/22/2016	Not attempting to contact the borrower	The borrower called in and the agent read the inactive bankruptcy disclosure and the borrower consented to proceed with the call. The agent advised borrower of the total amount due and the borrower made a payment in amount of $1117.24. The agent solicited borrower ACH and the borrower declined. The borrower verified that the property is owner occupied and the intent is to keep. borrower stated reason for default is due to illness of family member.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/22/2016.  The borrower called in and the agent read the inactive bankruptcy disclosure and the borrower consented to proceed with the call. The agent advised borrower of the total amount due and the borrower made a payment in amount of $1117.24. The agent solicited borrower ACH and the borrower declined. The borrower verified that the property is owner occupied and the intent is to keep. borrower stated reason for default is due to illness of family member.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202678163	Performing	01/31/2018	10/13/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	11/06/2017	Not attempting to contact the borrower	Borrower called to see if payment was received for $3,196. The agent checked the account and informed that the payment was made on 10/31/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/06/2017.  Borrower called to see if payment was received for $3,196. The agent checked the account and informed that the payment was made on 10/31/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678174	Performing	01/31/2018	09/29/2017	N/A	0	1	02/03/2018	UTD	UTD	Yes	Yes	09/25/2017	Not attempting to contact the borrower	Borrower stated will make payment 09/30/2017. The borrower had submitted documentation for modification review and opted out on 09/17/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Other Modification	09/17/2016	Yes	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/25/2017.  Borrower stated will make payment 09/30/2017.  The borrower had submitted documentation for modification review and opted out on 09/17/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678183	MI ACTIVE	Performing	01/31/2018	10/18/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678184	MI ACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	08/25/2017	Not attempting to contact the borrower	The borrower stated they were not receiving their statements and the call was transferred.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/25/2017.  The borrower stated they were not receiving their statements and the call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678185	Performing	01/31/2018	10/11/2017	N/A	0	1	01/09/2018	Occupied-UTD	UTD	Yes	Yes	08/01/2017	Contact attempts - however unable to contact borrower	Servicer spoke with borrower in regards to missing documents needed for loss mitigation review. Borrower stated they receive rent check from one tenant and cash from the other. Associate advised they would not be able to use cash as income as it does not provide proof. There has been no contact with borrower after this call.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/01/2017.  Servicer spoke with borrower in regards to missing documents needed for loss mitigation review. Borrower stated they receive rent check from one tenant and cash from the other. Associate advised they would not be able to use cash as income as it does not provide proof. There has been no contact with borrower after this call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast agreement was cited as not being returned on 08/24/2017.	Recast agreement was cited as not being returned on 08/24/2017.
202678191	Performing	01/31/2018	10/02/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	09/28/2016	Not attempting to contact the borrower	Borrower called stating they were returning a missed call. Servicer informed borrower no on called from their department. Borrower understood.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2016.  Borrower called stating they were returning a missed call.  Servicer informed borrower no on called from their department.  Borrower understood.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A payoff request was completed on 01/31/2018.	A payoff request was completed on 01/31/2018.
202678195	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678197	Performing	01/31/2018	10/06/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678201	Performing	01/31/2018	10/17/2017	N/A	0	1	01/30/2018	Owner Occupied	Excellent	Yes	Yes	09/05/2017	Not attempting to contact the borrower	The borrower scheduled a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/05/2017.  The borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678203	Performing	01/31/2018	09/25/2017	N/A	0	1	01/26/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678213	Performing	01/31/2018	10/13/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	12/21/2016	Not attempting to contact the borrower	Servicer received a call from an authorized third party from Centro de Ayuda. the help center,. Servicer advised borrower of documents needed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/21/2016.  Servicer received a call from an authorized third party from Centro de Ayuda. the help center,. Servicer advised borrower of documents needed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678214	Performing	01/31/2018	10/31/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678217	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678218	Performing	01/31/2018	09/28/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	01/23/2018	Ongoing dialogue with borrower	The borrower promised to pay $1,708.52 by 01/31/2018.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/23/2018.  The borrower promised to pay $1,708.52 by 01/31/2018.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678224	Performing	01/31/2018	10/03/2017	N/A	0	1	02/05/2018	Owner Occupied	Excellent	Yes	Yes	08/26/2015	Not attempting to contact the borrower	The borrower called in to schedule a payment for 09/04/2015.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	The commentary reflects a discharged bankruptcy, the case details were not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/26/2015.  The borrower called in to schedule a payment for 09/04/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy, the case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678228	Performing	01/31/2018	10/30/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	04/27/2017	Contact attempts - however unable to contact borrower	Spoke to third party insurance agent who called to provide the new policy information and request payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/27/2017.  Spoke to third party insurance agent who called to provide the new policy information and request payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678239	Performing	01/31/2018	12/02/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	05/03/2016	Not attempting to contact the borrower	Borrower consented to proceed with ER interview.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/03/2016.  Borrower consented to proceed with ER interview.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678244	Performing	01/31/2018	10/23/2017	N/A	0	1	01/31/2018	Non-Owner Occupied	UTD	Yes	Yes	01/08/2018	Not attempting to contact the borrower	The borrower called in and requested to stop the forbearance and have automatic payments restarted. A payment was taken for 01/01/2018 and the borrower advised of return to normal servicing.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	01/08/2018	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/08/2018.  The borrower called in and requested to stop the forbearance and have automatic payments restarted. A payment was taken for 01/01/2018 and the borrower advised of return to normal servicing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The property is located in a FEMA declared disaster area due to XXX. There is no evidence noted to suggest that the property was impacted.	The property is located in a FEMA declared disaster area due to XXX. There is no evidence noted to suggest that the property was impacted.
202678259	Performing	01/31/2018	12/07/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The Hardest Hit Fund program was approved on 01/20/2017; and these funds are still being received as of the review date.	The Hardest Hit Fund program was approved on 01/20/2017; and these funds are still being received as of the review date.
202678267	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	03/18/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678270	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	11/17/2014	Not attempting to contact the borrower	The borrower accepted a promise to pay and confirmed that the property is owner occupied.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/17/2014.  The borrower accepted a promise to pay and confirmed that the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202678281	Performing	01/31/2018	10/16/2017	N/A	0	1	05/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678284	Performing	01/31/2018	10/06/2017	N/A	0	1	01/08/2018	Owner Occupied	Fair	Yes	Yes	11/13/2014	Not attempting to contact the borrower	The borrower called in on 11/13/2014 regarding a notice received to call and apply for a mortgage release. The loan was modified in 03/2014 and the borrower stated is considering listing for sale. If the property doesn’t sell within 90 days, will call back and review for short sale or deed in lieu.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Short Sale	11/13/2014	Yes	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/13/2014.  The borrower called in on 11/13/2014 regarding a notice received to call and apply for a mortgage release.  The loan was modified in 03/2014 and the borrower stated is considering listing for sale.  If the property doesn’t sell within 90 days, will call back and review for short sale or deed in lieu.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678289	Performing	01/31/2018	10/02/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678290	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678292	Performing	01/31/2018	10/20/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678293	Performing	01/31/2018	12/03/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678294	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678301	Performing	01/31/2018	10/02/2017	N/A	0	1	12/28/2017	Owner Occupied	UTD	Yes	Yes	03/09/2017	Not attempting to contact the borrower	Borrower advised that he no longer wants to apply for mortgage assistance but wants to lower his rate. Call was transferred to the refinance department.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	03/09/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/09/2017.  Borrower advised that he no longer wants to apply for mortgage assistance but wants to lower his rate. Call was transferred to the refinance department.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678303	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	01/12/2018	Not attempting to contact the borrower	Borrower called to get proof of ownership.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2018.  Borrower called to get proof of ownership.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under case number 07-46859.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/22/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678306	Performing	01/31/2018	10/14/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678311	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	06/02/2017	Not attempting to contact the borrower	Borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/02/2017.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678314	Performing	01/31/2018	10/02/2017	N/A	0	1	05/22/2017	Owner Occupied	UTD	Yes	Yes	04/25/2016	Not attempting to contact the borrower	The authorized relative was informed to fax a copy of the insurance policy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/23/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/25/2016.  The authorized relative was informed to fax a copy of the insurance policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678316	Performing	01/31/2018	12/31/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	03/25/2016	Not attempting to contact the borrower	The borrower disputed the payment applied for the 02/2016 payment. A correction request was submitted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/25/2016.  The borrower disputed the payment applied for the 02/2016 payment.  A correction request was submitted.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/25/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the 02/2016 payment application.  The reversal and reapplication was processed on 03/29/2016
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678317	Performing	01/31/2018	10/10/2017	N/A	0	1	01/11/2018	Owner Occupied	Good	Yes	Yes	09/09/2016	Not attempting to contact the borrower	The borrower called in to make a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	07/06/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/09/2016.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678324	Performing	01/31/2018	10/02/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678327	Performing	01/31/2018	10/10/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	08/18/2015	Not attempting to contact the borrower	Borrower inquired on the Dodd Frank incentive and was advised that documents would need to be signed and mailed in by the 1st of September.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/18/2015.  Borrower inquired on the Dodd Frank incentive and was advised that documents would need to be signed and mailed in by the 1st of September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678328	Performing	01/31/2018	10/09/2017	N/A	0	1	10/26/2017	UTD	UTD	Yes	Yes	12/04/2015	Not attempting to contact the borrower	The borrower called in with concerns that the account is showing in foreclosure on the credit report. The agent advised borrower to call the credit reporting agency regarding this issue as the servicer is reporting that the loan is current on their end. The agent spoke with customer care regarding a letter that can be sent to the borrower reflecting that no foreclosure status and was advised that no letter can be found or created to satisfy the borrower. The agent advised borrower to access the statements online if the credit bureau needs to see something in writing.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/04/2015.  The borrower called in with concerns that the account is showing in foreclosure on the credit report. The agent advised borrower to call the credit reporting agency regarding this issue as the servicer is reporting that the loan is current on their end. The agent spoke with customer care regarding a letter that can be sent to the borrower reflecting that no foreclosure status and was advised that no letter can be found or created to satisfy the borrower. The agent advised borrower to access the statements online if the credit bureau needs to see something in writing.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678330	Performing	01/31/2018	10/03/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	05/03/2016	Not attempting to contact the borrower	Third party authorization was received for the borrower’s spouse.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/03/2016.  Third party authorization was received for the borrower’s spouse.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202678337	Performing	01/31/2018	10/02/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	01/09/2018	Not attempting to contact the borrower	Borrower interested in financial assistance but unable to complete financial interview now. Borrower does not have access to the website. The borrower called in. ACH was not read, and RFD was not obtained and the borrower cannot commit to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	11/11/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/09/2018.  Borrower interested in financial assistance but unable to complete financial interview now. Borrower does not have access to the website. The borrower called in.  ACH was not read, and RFD was not obtained and the borrower cannot commit to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678344	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	01/23/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678348	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	05/30/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678350	Performing	01/31/2018	10/30/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678351	Performing	01/31/2018	10/23/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	03/25/2017	Not attempting to contact the borrower	Borrower accepted a promise to pay in the amount of $798.17 for 03/31/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/25/2017.  Borrower accepted a promise to pay in the amount of $798.17 for 03/31/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678354	Performing	01/31/2018	10/11/2017	N/A	0	1	09/29/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678361	Performing	01/31/2018	10/09/2017	N/A	0	1	05/16/2016	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678368	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678371	Performing	01/31/2018	10/10/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678372	Performing	01/31/2018	10/24/2017	N/A	0	1	01/23/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678374	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678381	Performing	01/31/2018	10/10/2017	N/A	0	1	05/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678382	Performing	01/31/2018	10/12/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678385	Performing	01/31/2018	10/16/2017	N/A	0	1	09/27/2017	Owner Occupied	Good	Yes	Yes	09/14/2015	Not attempting to contact the borrower	Borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/14/2015.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678391	Performing	01/31/2018	10/10/2017	N/A	0	1	08/31/2017	Owner Occupied	UTD	Yes	Yes	07/19/2016	Not attempting to contact the borrower	The borrower wanted to know know when the incentive would be applied.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/19/2016.  The borrower wanted to know know when the incentive would be applied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678396	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	Non-Owner Occupied	UTD	Yes	Yes	01/28/2017	Not attempting to contact the borrower	Borrower called for information on mortgage insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/28/2017.  Borrower called for information on mortgage insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202678397	Performing	01/31/2018	10/06/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	09/29/2015	Not attempting to contact the borrower	Borrower wants to think about the options discussed and call back later.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/29/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/29/2015.  Borrower wants to think about the options discussed and call back later.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678401	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	Owner Occupied	Excellent	Yes	Yes	04/06/2015	Not attempting to contact the borrower	The servicer called and spoke with the borrower and advised of the total amount due. The borrower advised a payment was made online on 04/05/2015 in amount of $1440.81. The agent solicited ACH and the borrower stated not interested. The borrower verified that the property is owner occupied and intent is to keep and that the property is in excellent condition.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/06/2015.  The servicer called and spoke with the borrower and advised of the total amount due. The borrower advised a payment was made online on 04/05/2015 in amount of $1440.81. The agent solicited ACH and the borrower stated not interested. The borrower verified that the property is owner occupied and intent is to keep and that the property is in excellent condition.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678402	Performing	01/31/2018	10/02/2017	N/A	0	1	12/02/2016	UTD	UTD	Yes	Yes	07/13/2015	Not attempting to contact the borrower	The borrower called in to go over insurance information and payment. The agent verified the mortgagee clause and confirmed the insurance company billing address and advised that the payment was issued on 07/03/2015 and will be received in 5 to 7 business days.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/13/2015.  The borrower called in to go over insurance information and payment. The agent verified the mortgagee clause and confirmed the insurance company billing address and  advised that the payment was issued on 07/03/2015 and will be received in 5 to 7 business days.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678406	Performing	01/31/2018	10/04/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678407	Performing	01/31/2018	10/30/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	07/12/2017	Contact attempts - however unable to contact borrower	Inquiry to obtain insurance information.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/12/2017.  Inquiry to obtain insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-26081.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/10/2015 and there is evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678413	Performing	01/31/2018	12/16/2017	N/A	0	1	12/28/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678417	Performing	01/31/2018	10/13/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678426	MI ACTIVE	Performing	01/31/2018	10/17/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678430	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	12/15/2017	Not attempting to contact the borrower	The borrower called in and authorized agent to process payment in amount of $1526.56 on 12/15/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2017.  The borrower called in and authorized agent to process payment in amount of $1526.56 on 12/15/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678432	Performing	01/31/2018	10/14/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678435	Performing	01/31/2018	10/10/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678436	Performing	01/31/2018	10/16/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	07/22/2015	Not attempting to contact the borrower	The borrower called in regarding the cancelled flood insurance and was advised it is no longer escrowed. The property is no longer in a flood zone and the borrower would need to pay out of pocket if decided to continue coverage.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/22/2015.  The borrower called in regarding the cancelled flood insurance and was advised it is no longer escrowed.  The property is no longer in a flood zone and the borrower would need to pay out of pocket if decided to continue coverage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678438	Performing	01/31/2018	10/23/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678444	Performing	01/31/2018	10/05/2017	N/A	0	1	01/26/2018	Owner Occupied	Fair	Yes	Yes	01/26/2018	Ongoing dialogue with borrower	The borrower arranged a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	07/21/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/26/2018.  The borrower arranged a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678445	Performing	01/31/2018	10/31/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	07/26/2016	Contact attempts - however unable to contact borrower	The borrower promised to make a payment on the 30th and was advised of the late fee.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/26/2016.  The borrower promised to make a payment on the 30th and was advised of the late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678449	Performing	01/31/2018	10/11/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	12/05/2014	Not attempting to contact the borrower	Borrower called in with a question regarding a letter received. Agent assisted and call ended.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/05/2014.  Borrower called in with a question regarding a letter received. Agent assisted and call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678452	MI ACTIVE	Performing	01/31/2018	10/30/2017	N/A	0	1	12/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678453	Performing	01/31/2018	10/12/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678456	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678457	Performing	01/31/2018	10/24/2017	N/A	0	1	01/25/2018	Owner Occupied	UTD	Yes	Yes	03/08/2017	Not attempting to contact the borrower	The borrower authorized spouse to speak regarding the status of the insurance refund and policy change.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/08/2017.  The borrower authorized spouse to speak regarding the status of the insurance refund and policy change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678459	Performing	01/31/2018	10/12/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	10/26/2016	Not attempting to contact the borrower	Outbound call:spoke to borrower who stated primary reason for default was due to excessive obligations. Borrower accepted a promise to pay for 11/30/2016 for $2911.49.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/26/2016.  Outbound call:spoke to borrower who stated primary reason for default was due to excessive obligations. Borrower accepted a promise to pay for 11/30/2016 for $2911.49.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678460	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	06/13/2017	Not attempting to contact the borrower	The borrower called in and made a promise to pay $2034.03 on 06/30/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/13/2017.  The borrower called in and made a promise to pay $2034.03 on 06/30/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678467	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	09/28/2017	Not attempting to contact the borrower	The servicer called and spoke with the borrower who stated will make payment tomorrow.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/28/2017.  The servicer called and spoke with the borrower who stated will make payment tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678469	Performing	01/31/2018	10/10/2017	N/A	0	1	02/07/2018	Non-Owner Occupied	Good	Yes	Yes	11/06/2014	Not attempting to contact the borrower	Borrower set up a promise to pay for 11/15/14 in the amount of $1,307.73.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/06/2014.  Borrower set up a promise to pay for 11/15/14 in the amount of $1,307.73.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202678472	Performing	01/31/2018	09/30/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678475	Performing	01/31/2018	12/28/2017	N/A	0	1	02/04/2018	Owner Occupied	UTD	Yes	Yes	06/04/2015	Contact attempts - however unable to contact borrower	Borrower called in due to receiving a letter stated account was past due. Advised account is only pending for the June payment. Borrower said ok and is going to make two payments this month to keep account ahead.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	01/08/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/04/2015.  Borrower called in due to receiving a letter stated account was past due. Advised account is only pending for the June payment. Borrower said ok and is going to make two payments this month to keep account ahead.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678476	Performing	01/31/2018	10/04/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678478	Performing	01/31/2018	10/20/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678483	MI ACTIVE	Performing	01/31/2018	10/25/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678490	Performing	01/31/2018	10/25/2017	N/A	0	1	01/26/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202678491	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678494	Performing	01/31/2018	10/09/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202678495	MI ACTIVE	Performing	01/31/2018	10/05/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	03/02/2016	Not attempting to contact the borrower	Went over reasons for denial with the borrower.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	03/02/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/02/2016.  Went over reasons for denial with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678500	Performing	01/31/2018	10/06/2017	N/A	0	1	12/19/2016	UTD	UTD	Yes	Yes	09/14/2016	Not attempting to contact the borrower	Borrower called in regards to letter they received referencing their insurance. Associate confirmed their insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/14/2016.  Borrower called in regards to letter they received referencing their insurance. Associate confirmed their insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer exception cleared as cited on 09/14/2016.	Recast offer exception cleared as cited on 09/14/2016.
202678505	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678507	Performing	01/31/2018	10/13/2017	N/A	0	1	01/19/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678509	Performing	01/31/2018	10/11/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	05/12/2016	Not attempting to contact the borrower	The borrower has excessive obligations and cannot commit to pay. The client discusses mortgage assistance with the borrower and they are not interested.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	05/12/2016	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/12/2016.  The borrower has excessive obligations and cannot commit to pay.  The client discusses mortgage assistance with the borrower and they are not interested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678516	Performing	01/31/2018	12/12/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678517	Performing	01/31/2018	10/14/2017	N/A	0	1	02/05/2018	Non-Owner Occupied	UTD	Yes	Yes	12/02/2016	Not attempting to contact the borrower	The borrower accepted a promise to pay and confirmed that the property is owner occupied. The borrower cited payment dispute as the reason for default; however, a dispute was never placed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	12/02/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/02/2016.  The borrower accepted a promise to pay and confirmed that the property is owner occupied. The borrower cited payment dispute as the reason for default; however, a dispute was never placed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
202678521	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	09/01/2016	Not attempting to contact the borrower	Received call from borrower in response to an operation letter. Borrower was transferred to Insurance Customer Care.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	Comment dated 06/12/2015 reflects that the borrower was read the inactive bankruptcy disclosure. However, details of the bankruptcy were not provided in comments available.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/01/2016.  Received call from borrower in response to an operation letter. Borrower was transferred to Insurance Customer Care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comment dated 06/12/2015 reflects that the borrower was read the inactive bankruptcy disclosure. However, details of the bankruptcy were not provided in comments available.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678523	Performing	01/31/2018	10/10/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	09/02/2015	Not attempting to contact the borrower	The borrower accepted a promise to pay and confirmed that the property is owner occupied.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	Comments on 04/03/2015 indicate that the borrower has been discharged through bankruptcy; however, no further details are noted.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/02/2015.  The borrower accepted a promise to pay and confirmed that the property is owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on 04/03/2015 indicate that the borrower has been discharged through bankruptcy; however, no further details are noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202678539	Performing	01/31/2018	10/06/2017	N/A	0	1	01/22/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678540	MI ACTIVE	Performing	01/31/2018	10/07/2017	N/A	0	1	09/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678541	Performing	01/31/2018	12/22/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	01/24/2017	Not attempting to contact the borrower	The borrower stated the reason for paying late was due to excessive obligations; and then promised to pay $180.50 on 01/25/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/22/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/24/2017.  The borrower stated the reason for paying late was due to excessive obligations; and then promised to pay $180.50 on 01/25/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678542	MI ACTIVE	Performing	01/31/2018	09/29/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678543	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	05/22/2017	Not attempting to contact the borrower	Borrower was advised that the recast was ineligible for offer.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	05/22/2017	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/22/2017.  Borrower was advised that the recast was ineligible for offer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678544	Performing	01/31/2018	12/11/2017	N/A	0	1	07/13/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202678546	Performing	01/31/2018	10/03/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	08/11/2017	Not attempting to contact the borrower	The borrower called in regarding a letter received from the insurance company about payment. The servicer provided the payment information and time frame.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/11/2017.  The borrower called in regarding a letter received from the insurance company about payment.  The servicer provided the payment information and time frame.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678550	Performing	01/31/2018	10/12/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Recast offer was mailed to borrower as cited on 06/22/2017.	Recast offer was mailed to borrower as cited on 06/22/2017.
202678551	Performing	01/31/2018	10/14/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678552	MI ACTIVE	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	12/28/2016	Not attempting to contact the borrower	Agent contacted the borrower to provide options on how to apply escrow refund back to the account. No detrimental issues were noted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2016.  Agent contacted the borrower to provide options on how to apply escrow refund back to the account. No detrimental issues were noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678554	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	03/17/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678563	Performing	01/31/2018	10/16/2017	N/A	0	1	01/08/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678568	Performing	01/31/2018	12/02/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-18133.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/15/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678572	Performing	01/31/2018	10/31/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	08/02/2017	Contact attempts - however unable to contact borrower	The borrower called in to advise that the insurance premium has decreased. The agent called the insurance company and verified that the new premium is $568.00. The agent transferred borrower to the mortgage department to inquire about escrow analysis. The borrower spoke with another agent regarding escrow analysis and was advised that the insurance premium has to be updated on the insurance side for 24 hours before an escrow analysis cane be completed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/02/2017.  The borrower called in to advise that the insurance premium has decreased. The agent called the insurance company and verified that the new premium is $568.00. The agent transferred borrower to the mortgage department to inquire about escrow analysis. The borrower spoke with another agent regarding escrow analysis and was advised that the insurance premium has to be updated on the insurance side for 24 hours before an escrow analysis cane be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678573	Performing	01/31/2018	10/09/2017	N/A	0	1	08/03/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678575	Performing	01/31/2018	10/03/2017	N/A	0	1	12/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678576	Performing	01/31/2018	10/04/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678579	Performing	01/31/2018	10/09/2017	N/A	0	1	09/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678580	Performing	01/31/2018	10/11/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A name change request was cited as being completed on 11/15/2016.	A name change request was cited as being completed on 11/15/2016.
202678581	Performing	01/31/2018	12/10/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	08/08/2016	Not attempting to contact the borrower	The servicer called and spoke with the borrower who made a promise to pay on 08/23/2017. The borrower stated reason for default is due to excessive obligations and intent is to keep.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	Comments reference a discharged bankruptcy with no further details provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/08/2016.  The servicer called and spoke with the borrower who made a promise to pay on 08/23/2017. The borrower stated reason for default is due to excessive obligations and intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reference a discharged bankruptcy with no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678583	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	02/16/2017	Contact attempts - however unable to contact borrower	Commentary states borrower called in regarding year end information. Borrower was transferred to customer care.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/16/2017.  Commentary states borrower called in regarding year end information. Borrower was transferred to customer care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-20933.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/12/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678584	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	10/15/2015	Not attempting to contact the borrower	The borrower accepted a promise to pay in the amount of $948.77 set for 10/22/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	10/15/2015	No	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/15/2015.  The borrower accepted a promise to pay in the amount of $948.77 set for 10/22/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678587	Performing	01/31/2018	12/03/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678588	Performing	01/31/2018	10/14/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678589	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	06/21/2016	Not attempting to contact the borrower	Borrower called to speak with sevicer and then was transferred to customer service with the call being lost.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	Comment dated 06/21/2016 references a discharge bankruptcy with no further details provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/21/2016.  Borrower called to speak with sevicer and then was transferred to customer service with the call being lost.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment dated 06/21/2016 references a discharge bankruptcy with no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678591	Performing	01/31/2018	10/16/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	10/10/2016	Not attempting to contact the borrower	The borrower discussed the claim’s process and check endorsement.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	An insurnace claim for hail damage sustained to the subject on 07/28/2016 resulted in a recovery check of $16,030.29 per notes dated 10/10/2016. The check were endorsed and released; and the claim was later closed on 02/16/2017 due to non-response from the borrower. No evidence of completed repairs was cited. As of 12/15/2017 a Final inspection still has not been complete as the borrower is non responsive.	Other Natural Causes	In Process	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/10/2016.  The borrower discussed the claim’s process and check endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  An insurnace claim for hail damage sustained to the subject on 07/28/2016 resulted in a recovery check of $16,030.29 per notes dated 10/10/2016.  The check were endorsed and released; and the claim was later closed on 02/16/2017 due to non-response from the borrower.  No evidence of completed repairs was cited. As of 12/15/2017 a Final inspection still has not been complete as the borrower is non responsive.  The damage repair amount is estimated at $16,030.29.  Property repair is in process.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678593	Performing	01/31/2018	10/10/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	06/10/2015	Not attempting to contact the borrower	The borrower made an inquiry regarding insurance, the agent address the issue and the call ended.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/10/2015.  The borrower made an inquiry regarding insurance, the agent address the issue and the call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678594	Performing	01/31/2018	12/14/2017	N/A	0	1	12/08/2017	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678595	Performing	01/31/2018	10/02/2017	N/A	0	1	11/01/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The commentary reflects that the loan was previously modified. A recast offer was mailed to the borrower on 05/10/2017.	The commentary reflects that the loan was previously modified. A recast offer was mailed to the borrower on 05/10/2017.
202678596	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	08/02/2017	Not attempting to contact the borrower	Spoke with insurance agent and verified advised payment iao $234.54 and advised of address and time frame for payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/02/2017.  Spoke with insurance agent and verified advised payment iao $234.54 and advised of address and time frame for payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678597	Performing	01/31/2018	10/30/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	08/18/2015	Not attempting to contact the borrower	The borrower called in regarding letter received and stated will sign the $5000.00 incentive letter and FedEx i back to servicer tomorrow.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/18/2015.  The borrower called in regarding letter received and stated will sign the $5000.00 incentive letter and FedEx i back to servicer tomorrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678599	Performing	01/31/2018	10/14/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678600	Performing	01/31/2018	10/02/2017	N/A	0	1	07/31/2017	UTD	UTD	Yes	Yes	07/31/2017	Not attempting to contact the borrower	Borrower called in to make a payment. Servicer transferred the borrower to customer care.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/31/2017.  Borrower called in to make a payment.  Servicer transferred the borrower to customer care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678602	Performing	01/31/2018	12/16/2017	N/A	0	1	01/20/2018	Owner Occupied	Excellent	Yes	Yes	08/07/2015	Not attempting to contact the borrower	Third party called in with a promise to pay on 8/18/2015.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/07/2015.  Third party called in with a promise to pay on 8/18/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-73537.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/06/2014 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678603	Performing	01/31/2018	12/26/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678604	Performing	01/31/2018	10/17/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678607	Performing	01/31/2018	10/18/2017	N/A	0	1	02/07/2018	Non-Owner Occupied	UTD	Yes	Yes	11/09/2016	Contact attempts - however unable to contact borrower	The borrower called in and authorized agent to process payment in amount of $2062.07. The borrower verified that the property is non owner occupied.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/09/2016.  The borrower called in and authorized agent to process payment in amount of $2062.07. The borrower verified that the property is non owner occupied.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The borrower	The borrower
202678608	Performing	01/31/2018	10/06/2017	N/A	0	1	03/01/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678613	Performing	01/31/2018	12/01/2017	N/A	0	1	06/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678614	Performing	01/31/2018	12/10/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678618	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	12/27/2016	Not attempting to contact the borrower	Co-borrower called regarding status of insurance payment. Servicer advised premium has been paid.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/27/2016.  Co-borrower called regarding status of insurance payment. Servicer advised premium has been paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678624	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	12/01/2016	Contact attempts - however unable to contact borrower	Authorized third party stated that the payment was automatically drafted from the bank account.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	Comments on 12/01/2016 indicate that the borrower has been discharged through bankruptcy; however, no further details are noted.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/01/2016.  Authorized third party stated that the payment was automatically drafted from the bank account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on 12/01/2016 indicate that the borrower has been discharged through bankruptcy; however, no further details are noted.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202678642	Performing	01/31/2018	10/03/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	11/17/2017	Not attempting to contact the borrower	Co-borrower called in response to insurance letter received from servicer. Co-borrower was provided with number of insurance company so that situation with payment amount could be resolved.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/17/2017.  Co-borrower called in response to insurance letter received from servicer.  Co-borrower was provided with number of insurance company so that  situation with payment amount could be resolved.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678651	Performing	01/31/2018	12/14/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678654	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202678655	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	06/23/2017	Not attempting to contact the borrower	Spoke to borrower who accepted a promise to pay $1191.12, effective 6/30/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/23/2017.  Spoke to borrower who accepted a promise to pay $1191.12, effective 6/30/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678665	Performing	01/31/2018	10/04/2017	N/A	0	1	06/20/2017	Owner Occupied	UTD	Yes	Yes	09/09/2016	Contact attempts - however unable to contact borrower	The borrower called in and stated was interested in mortgage assistance and agreed to financial interview. The agent updated borrower’s financials and after review determined that the borrower was not eligible for repayment plan as the reason for default was not resolved. The borrower was ineligible for FNMA repay2 based on financial situation. The borrower accepted all loss mitigation options.The borrower verified that the property is owner occupied and the intent is to keep.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	09/22/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/09/2016.  The borrower called in and stated was interested in mortgage assistance and agreed to financial interview. The agent updated borrower’s financials and after review determined that the borrower was not eligible for repayment plan as the reason for default was not resolved. The borrower was ineligible for FNMA repay2 based on financial situation. The borrower accepted all loss mitigation options.The borrower verified that the property is owner occupied and the intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678666	Performing	01/31/2018	10/05/2017	N/A	0	1	10/25/2017	UTD	UTD	Yes	Yes	10/14/2015	Not attempting to contact the borrower	The borrower called in and stated received a bill from insurance company and faxed it in and wanted to confirm if servicer needed to receive a copy of the original documents. The agent advised borrower that the fax would be sufficient.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/14/2015.  The borrower called in and stated received a bill from insurance company and faxed it in and wanted to confirm if servicer needed to receive a copy of the original documents. The agent advised borrower that the fax would be sufficient.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678669	Performing	01/31/2018	10/12/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	09/01/2016	Not attempting to contact the borrower	The borrower called in and made a promise to pay $507.15 on 09/07/2016. The borrower verified that the property is owner occupied and the intent is to keep.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/01/2016.  The borrower called in and made a promise to pay $507.15 on 09/07/2016. The borrower verified that the property is owner occupied and the intent is to keep.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678670	Performing	01/31/2018	10/19/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/19/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678672	Performing	01/31/2018	10/02/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678673	Performing	01/31/2018	10/07/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678678	Performing	01/31/2018	10/13/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678679	MI ACTIVE	Performing	01/31/2018	10/12/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	08/21/2015	Not attempting to contact the borrower	The borrower called in to confirm a document was received. The servicer confirmed it was received on 08/19/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/21/2015.  The borrower called in to confirm a document was received.  The servicer confirmed it was received on 08/19/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678684	MI ACTIVE	Performing	01/31/2018	10/27/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	11/21/2016	Not attempting to contact the borrower	The last contact was made on 11/21/2016, in which the borrower was advised that the recast documents were going to be mailed in December.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/27/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/21/2016.  The last contact was made on 11/21/2016, in which the borrower was advised that the recast documents were going to be mailed in December.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: HAMP recast was completed with an effective date of 01/01/2017.	HAMP recast was completed with an effective date of 01/01/2017.
202678686	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	09/20/2017	Ongoing dialogue with borrower	The borrower accepted a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/20/2017.  The borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202678688	Performing	01/31/2018	10/11/2017	N/A	0	1	01/24/2018	Owner Occupied	UTD	Yes	Yes	12/28/2017	Ongoing dialogue with borrower	Representative spoke to the borrower who accepted a promise to pay	No	N/A	Weak	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	Retention	Yes	1	Mortgage	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2017.  Representative spoke to the borrower who accepted a promise to pay
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/28/2017.  The dispute type is Verbal and the reason is Fraud.  The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve.  The borrower called in on 12/28/2017 stating potential fraud.  The commentary reflects the complaint was received and is under review.  The details of the complaint were not provided.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The commentary reflects that the loan was previously modified. A HAMP recast was completed on 04/25/2017.	The commentary reflects that the loan was previously modified. A HAMP recast was completed on 04/25/2017.
202678691	Performing	01/31/2018	10/02/2017	N/A	0	1	01/26/2018	Owner Occupied	Good	Yes	Yes	01/23/2018	Ongoing dialogue with borrower	The borrower called on 01/23/2018 requesting a payoff quote.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	04/12/2016	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/23/2018.  The borrower called on 01/23/2018 requesting a payoff quote.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678702	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	08/14/2017	UTD	UTD	Yes	Yes	02/27/2015	Not attempting to contact the borrower	Borrower accepted a promise to pay in the amount of $793.85 for 02/27/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/27/2015.  Borrower accepted a promise to pay in the amount of $793.85 for 02/27/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678715	MI ACTIVE	Performing	01/31/2018	12/10/2017	N/A	0	1	08/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678719	Performing	01/31/2018	10/12/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678720	Performing	01/31/2018	10/28/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments on 03/02/2017 indicate that the borrower is deceased; the date of death is 12/09/2016. The death certificate has been received and a third party family member was added to the loan on 07/26/2017. The loan was modified prior to the review period.	Comments on 03/02/2017 indicate that the borrower is deceased; the date of death is 12/09/2016. The death certificate has been received and a third party family member was added to the loan on 07/26/2017. The loan was modified prior to the review period.
202678721	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	11/03/2016	Not attempting to contact the borrower	The homeowner discussed the change of insurance carriers.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/03/2016.  The homeowner discussed the change of insurance carriers.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678725	Performing	01/31/2018	10/23/2017	N/A	0	1	01/23/2017	Owner Occupied	UTD	Yes	Yes	01/23/2018	Not attempting to contact the borrower	Borrower called in and accepted a promise to pay in the amount of $2082.21 by 01/30/2018 and $2082.42 by 02/15/2018	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	No	Limited information noted on bankruptcy.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/23/2018.  Borrower called in and accepted a promise to pay in the amount of $2082.21 by 01/30/2018 and $2082.42 by 02/15/2018
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Limited information noted on bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Per inspection completed on 12/10/2015, the inspection was notated as 100% and repairs on damage were completed. This is in reference to hail damage that occurred on 09/29/2014.	Per inspection completed on 12/10/2015, the inspection was notated as 100% and repairs on damage were completed. This is in reference to hail damage that occurred on 09/29/2014.
202678727	MI ACTIVE	Performing	01/31/2018	10/10/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678728	Performing	01/31/2018	10/02/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	03/02/2017	Contact attempts - however unable to contact borrower	Borrower promised to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/02/2017.  Borrower promised to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678732	Performing	01/31/2018	10/31/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	12/16/2014	Not attempting to contact the borrower	The client reviewed the modification documents with the borrower.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2014.  The client reviewed the modification documents with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678736	Performing	01/31/2018	10/21/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	06/21/2017	Not attempting to contact the borrower	Borrower made a payment of 06/22/2017 in the amount of 404.93	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/21/2017.  Borrower made a payment  of 06/22/2017 in the amount of 404.93
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678741	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	06/30/2016	Not attempting to contact the borrower	The borrower called to confirm a payment of $1483.88 for 06/29/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/30/2016.  The borrower called to confirm a payment of $1483.88 for 06/29/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was previously modified. A recast offer was mailed to the borrower on 03/20/2017	The loan was previously modified. A recast offer was mailed to the borrower on 03/20/2017
202678743	Performing	01/31/2018	10/16/2017	N/A	0	1	01/23/2018	UTD	UTD	Yes	Yes	12/08/2017	Not attempting to contact the borrower	The borrower called in to inquire about homeowner’s insurance and was advised that the property is in a mandatory flood zone.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/08/2017.  The borrower called in to inquire about homeowner’s insurance and was advised that the property is in a mandatory flood zone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678744	Performing	01/31/2018	10/26/2017	N/A	0	1	01/25/2018	Owner Occupied	Good	Yes	Yes	05/22/2015	Not attempting to contact the borrower	Servicer advised borrower of modification denial decision letter, denial and the 14 day appeal process. Borrower confirmed they opted out of mortgage assistance and will pursue a refinance instead due to the equity they have.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Refinance	05/22/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/22/2015.  Servicer advised borrower of modification denial decision letter, denial and the 14 day appeal process.  Borrower confirmed they opted out of mortgage assistance and will pursue a refinance instead due to the equity they have.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678745	Performing	01/31/2018	10/02/2017	N/A	0	1	11/10/2017	UTD	UTD	Yes	Yes	12/28/2016	Not attempting to contact the borrower	The borrower called in regards to a letter about equity analysis, however customer hung up before call was transferred.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/28/2016.  The borrower called in regards to a letter about equity analysis, however customer hung up before call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678747	Performing	01/31/2018	10/17/2017	N/A	0	1	01/17/2018	UTD	UTD	Yes	Yes	09/27/2016	Not attempting to contact the borrower	Inbound call from borrower to inquire about different refinance options. Agent provided borrower with phone number to HARP.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/27/2016.  Inbound call from borrower to inquire about different refinance options. Agent provided borrower with phone number to HARP.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678749	Performing	01/31/2018	12/10/2017	N/A	0	1	12/30/2016	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678751	MI ACTIVE	Performing	01/31/2018	10/03/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678752	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	12/12/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678764	Performing	01/31/2018	10/02/2017	N/A	0	1	09/19/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678767	Performing	01/31/2018	10/30/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678768	Performing	01/31/2018	10/07/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678773	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	Good	Yes	Yes	12/22/2015	Not attempting to contact the borrower	The last contact was made on 12/22/2015, in which the borrower confirmed insurance was received.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	A discharged chapter 7 bankruptcy was noted for the deceased borrower. The remaining borrower did not reflect a bankruptcy filing.	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/22/2015.  The last contact was made on 12/22/2015, in which the borrower confirmed insurance was received.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/02/2015.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit report dispute was noted on 11/30/2015 regarding the coding due to bankruptcy.   An update to the coding was not needed.  A prior discharged chapter 7 was noted but no filing was found for the remaining borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  A discharged chapter 7 bankruptcy was noted for the deceased borrower.  The remaining borrower did not reflect a bankruptcy filing.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678774	Performing	01/31/2018	10/16/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678778	Performing	01/31/2018	10/17/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678780	Performing	01/31/2018	10/10/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678783	Performing	01/31/2018	10/11/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	02/19/2015	Not attempting to contact the borrower	The homeowner called regarding a change of insurance carriers; and was instructed to fax the new policy.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/19/2015.  The homeowner called regarding a change of insurance carriers; and was instructed to fax the new policy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678784	Performing	01/31/2018	10/02/2017	N/A	0	1	07/12/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678788	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	Fair	Yes	Yes	02/10/2016	Contact attempts - however unable to contact borrower	The borrower called in on 02/10/2016 regarding a letter received and advised there is no offer on the home. There is no additional lien holder due to passing away four years ago. The loan was denied for short sale.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Yes	Short Sale	02/10/2016	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/10/2016.  The borrower called in on 02/10/2016 regarding a letter received and advised there is no offer on the home.  There is no additional lien holder due to passing away four years ago.  The loan was denied for short sale.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/16/2015.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was appealing the decision on the short sale due to the value of the property.  The servicer explained the appraisal value used for the decision and the issue was noted as resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678800	Performing	01/31/2018	10/21/2017	N/A	0	1	01/30/2018	Owner Occupied	UTD	Yes	Yes	02/23/2017	Not attempting to contact the borrower	The borrower called in to see if payment has been processed. The agent advised borrower that it has not yet and to call back in a few days to check again.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	04/21/2016	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/21/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2017.  The borrower called in to see if payment has been processed. The agent advised borrower that it has not yet and to call back in a few days to check again.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678803	Performing	01/31/2018	10/03/2017	N/A	0	1	01/03/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678805	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	06/04/2015	Not attempting to contact the borrower	Borrower accepted a promise to pay in the amount of $901.47 for 06/09/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/04/2015.  Borrower accepted a promise to pay in the amount of $901.47 for 06/09/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678807	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	01/09/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678808	Performing	01/31/2018	10/31/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678813	Performing	01/31/2018	10/20/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	12/16/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2017.  The borrower made a payment via fast pay
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678814	Performing	01/31/2018	10/02/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	01/20/2018	Not attempting to contact the borrower	Borrower called in. ER Interview completed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/20/2018.  Borrower called in. ER Interview completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: On 02/05/2018, Borrower advised they are interested in Mortgage Assistance but unable to complete financial interview at the time of the call.	On 02/05/2018, Borrower advised they are interested in Mortgage Assistance but unable to complete financial interview at the time of the call.
202678822	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678825	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	06/18/2015	Not attempting to contact the borrower	Borrower advised on receiving the treasury incentive payments and wanted the funds applied to the account. Borrower was advised of the funds being posted by the 30th of September.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/18/2015.  Borrower advised on receiving the treasury incentive payments and wanted the funds applied to the account. Borrower was advised of the funds being posted by the 30th of September.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678841	Performing	01/31/2018	10/07/2017	N/A	0	1	11/01/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678843	Performing	01/31/2018	10/31/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678853	MI ACTIVE	Performing	01/31/2018	10/13/2017	N/A	0	1	10/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678859	Performing	01/31/2018	10/05/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678862	Performing	01/31/2018	10/25/2017	N/A	0	1	10/25/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678867	Performing	01/31/2018	10/03/2017	N/A	0	1	01/05/2018	Owner Occupied	Good	Yes	Yes	02/17/2016	Not attempting to contact the borrower	The borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/17/2016.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678871	MI ACTIVE	Performing	01/31/2018	10/16/2017	N/A	0	1	06/05/2016	Owner Occupied	UTD	Yes	Yes	08/01/2017	Not attempting to contact the borrower	The borrower called to confirm payment amount. A payoff quote was completed on 10/10/2017.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/16/2016	No	Retention	Yes	1	No	No	The commentary reflects a discharged bankruptcy, the case details were not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/01/2017.  The borrower called to confirm payment amount.  A payoff quote was completed on 10/10/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The commentary reflects a discharged bankruptcy, the case details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678875	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	07/19/2016	Not attempting to contact the borrower	The borrower called in to inquire about the Insurance letter that was received.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/19/2016.  The borrower called in to inquire about the Insurance letter that was received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678877	Performing	01/31/2018	10/06/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678880	Performing	01/31/2018	10/31/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678882	Performing	01/31/2018	10/06/2017	N/A	0	1	01/08/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678883	Performing	01/31/2018	10/28/2017	N/A	0	1	01/30/2018	Owner Occupied	Excellent	Yes	Yes	12/22/2017	Ongoing dialogue with borrower	Commentary states spoke with borrower and borrower accepted a promise to pay plan.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/22/2017.  Commentary states spoke with borrower and borrower accepted a promise to pay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-48371.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/11/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678887	Performing	01/31/2018	10/03/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	02/12/2016	Not attempting to contact the borrower	The borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/12/2016.  The borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678897	Performing	01/31/2018	10/11/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 04/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678901	Performing	01/31/2018	12/06/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	01/17/2017	Not attempting to contact the borrower	The borrower called to find the $1,500.00 check to receive from the 2011 modification. The customer expressed interest in obtaining another modification in order to get a fixed rate.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/17/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/17/2017.  The borrower called to find the $1,500.00 check to receive from the 2011 modification.  The customer expressed interest in obtaining another modification in order to get a fixed rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678903	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678906	Performing	01/31/2018	10/13/2017	N/A	0	1	01/15/2018	Owner Occupied	Average	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is average.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678908	Performing	01/31/2018	10/02/2017	N/A	0	1	03/20/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678909	Performing	01/31/2018	10/30/2017	N/A	0	1	01/31/2018	UTD	UTD	Yes	Yes	12/20/2017	Contact attempts - however unable to contact borrower	The borrower called in reference to verify check status for cause of loss fire on date of loss 09/04/2014. The borrower stated wants to know if the check was mailed. The agent advised that the check was mailed 12/14/2017. The borrower was also advised that the draw request on 12/19/2017 has been approved and to allow processing time.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	No	No	An insurance claim was filed for cause of loss fire on date of loss 09/04/2014. Comment dated 12/15/2017 reflects that 100% inspection is on file and to release the final draw. The final draw amount was not noted. Comment dated 12/20/2017 reflects that the borrower called in wanting to know if the claim check was mailed and was advised was mailed on 12/14/2017. The agent also advised that the draw request on 12/19/2017 was approved and to allow time for processing. A claim check in amount of $6275.55 was issued on 12/21/2017 and was mailed to insurance unlimited via FedEx. No evidence insurance claim has been closed. There are a few date of loss dates noted as follows. 09/04/2014, 08/20/2017 and 08/20/2015.	Fire	Complete	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/20/2017.  The borrower called in reference to verify check status for cause of loss fire on date of loss 09/04/2014. The borrower stated wants to know if the check was mailed. The agent advised that the check was mailed 12/14/2017. The borrower was also advised that the draw request on 12/19/2017 has been approved and to allow processing time.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  An insurance claim was filed for cause of loss fire on date of loss 09/04/2014. Comment dated 12/15/2017 reflects that 100% inspection is on file and to release the final draw. The final draw amount was not noted. Comment dated 12/20/2017 reflects that the borrower called in wanting to know if the claim check was mailed and was advised was mailed on 12/14/2017. The agent also advised that the draw request on 12/19/2017 was approved and to allow time for processing. A claim check in amount of $6275.55 was issued on 12/21/2017 and was mailed to insurance unlimited via FedEx. No evidence insurance claim has been closed. There are a few date of loss dates noted as follows. 09/04/2014, 08/20/2017 and 08/20/2015.  The damage repair amount is estimated at $6,275.55.  Property repair is complete.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678910	Performing	01/31/2018	10/16/2017	N/A	0	1	01/12/2018	Owner Occupied	Excellent	Yes	Yes	06/03/2016	Not attempting to contact the borrower	Borrower wanted information on HARP Modification ans provided occupancy status	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HARP Mod	06/03/2016	Yes	Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/03/2016.  Borrower wanted information on HARP Modification ans provided occupancy status
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 11/30/2015.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in on 11/30/2015 regarding the October payment that was cancelled in error to have the negative reporting removed.  The servicer advised that by law was unable to remove since it was not the servicer’s error.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678915	Performing	01/31/2018	10/16/2017	N/A	0	1	01/26/2018	UTD	UTD	Yes	Yes	10/14/2015	Not attempting to contact the borrower	Authorized third party called in to make a payment. No detrimental issues were noted.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/14/2015.  Authorized third party called in to make a payment. No detrimental issues were noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 09-21611.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/31/2013 and there is no evidence of reaffirmation.  The proof of claim was filed 01/30/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678917	Performing	01/31/2018	10/16/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678922	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	09/05/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678930	Performing	01/31/2018	10/13/2017	N/A	0	1	01/12/2018	Occupied-UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-18604.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/15/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202678937	Performing	01/31/2018	12/10/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678943	Performing	01/31/2018	10/09/2017	N/A	0	1	01/30/2018	Owner Occupied	Good	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678944	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	11/10/2017	Not attempting to contact the borrower	The borrower called in and was read the inactive bankruptcy disclosure and consented to proceed with the call. The agent quoted the total amount due and the borrower made a promise to pay $1303.11 on 11/19/2017.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	Comment dated 11/10/2017 reflects an inactive bankruptcy with no further details provided.	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/10/2017.  The borrower called in and was read the inactive bankruptcy disclosure and consented to proceed with the call. The agent quoted the total amount due and the borrower made a promise to pay $1303.11 on 11/19/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is not available in the information provided.  Comment dated 11/10/2017 reflects an inactive bankruptcy with no further details provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678945	Performing	01/31/2018	10/02/2017	N/A	0	1	11/10/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678946	MI ACTIVE	Performing	01/31/2018	10/04/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	08/14/2017	Not attempting to contact the borrower	Outbound call and spoke with authorized third party, was advised of decline and stated will call back upon receipt of denial letter.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/14/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/04/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/14/2017.  Outbound call and spoke with authorized third party, was advised of decline and stated will call back upon receipt of denial letter.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678947	Performing	01/31/2018	10/16/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678949	Performing	01/31/2018	10/30/2017	N/A	0	1	01/02/2018	UTD	UTD	Yes	Yes	05/07/2017	Not attempting to contact the borrower	The borrower made payment in the amount of $336.40.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/07/2017.  The borrower made payment in the amount of $336.40.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was dismissed on 05/09/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678951	Performing	01/31/2018	10/02/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678958	Performing	01/31/2018	12/14/2017	N/A	0	1	01/11/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678959	Performing	01/31/2018	10/05/2017	N/A	0	1	01/29/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678960	Performing	01/31/2018	10/23/2017	N/A	0	1	01/23/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678961	Performing	01/31/2018	10/10/2017	N/A	0	1	01/24/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678965	Performing	01/31/2018	10/03/2017	N/A	0	1	11/10/2017	Owner Occupied	Good	Yes	Yes	09/18/2015	Not attempting to contact the borrower	The borrower stated will be getting paid on the 31st and would make the payment at the branch.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/03/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/18/2015.  The borrower stated will be getting paid on the 31st and would make the payment at the branch.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202678966	Performing	01/31/2018	10/20/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	05/05/2016	Contact attempts - however unable to contact borrower	The borrower called in for the balance on the account and declined to review the loan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/05/2016.  The borrower called in for the balance on the account and declined to review the loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678967	Performing	01/31/2018	10/19/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/19/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678969	Performing	01/31/2018	10/06/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	12/09/2017	Ongoing dialogue with borrower	The borrower made a payment via mail.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/09/2017.  The borrower made a payment via mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678970	MI INACTIVE	Performing	01/31/2018	09/25/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678972	Performing	01/31/2018	10/06/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Modification was completed with an effective date of 07/01/2010.	Modification was completed with an effective date of 07/01/2010.
202678973	Performing	01/31/2018	10/02/2017	N/A	0	1	11/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678976	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Modification occurred with effective date of 10/01/2010.	Modification occurred with effective date of 10/01/2010.
202678979	Performing	01/31/2018	10/10/2017	N/A	0	1	11/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678980	MI ACTIVE	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202678981	Performing	01/31/2018	10/02/2017	N/A	0	1	01/28/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	Response to notice of final cure filed 10/11/2017.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-14951.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/22/2017 and there is no evidence of reaffirmation.  The proof of claim was filed 03/10/2015.  Response to notice of final cure filed 10/11/2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Memo in file states Bankruptcy completed but, no Bankruptcy Timeline in file.	Memo in file states Bankruptcy completed but, no Bankruptcy Timeline in file.
202678982	Performing	01/31/2018	10/02/2017	N/A	0	1	02/01/2018	Owner Occupied	UTD	Yes	Yes	01/17/2017	Not attempting to contact the borrower	The borrower would like an explanation of the origination balance of $187,000; stating had paid down 20% at closing. The principal balance prior to the modification was at $170,474.32 in 05/2011 and after the modification the balance increased to $198,540.21. The customer wants an explanation why the balance increased and why the origination balance was not less than $187,000. The caller believes that the servicer is not managing the account correctly.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/17/2017.  The borrower would like an explanation of the origination balance of $187,000; stating had paid down 20% at closing.  The principal balance prior to the modification was at $170,474.32 in 05/2011 and after the modification the balance increased to $198,540.21.  The customer wants an explanation why the balance increased and why the origination balance was not less than $187,000.  The caller believes that the servicer is not managing the account correctly.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/18/2017.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower disputed the origination balance of $187,000 as well as the balance increase after the loan was modified.  The research was completed on 01/18/2017 which verified that both balances were correct.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679002	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	04/13/2016	Contact attempts - however unable to contact borrower	The last contact was made on 4/13/2016, in which the borrower scheduled a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/13/2016.  The last contact was made on 4/13/2016, in which the borrower scheduled a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679007	Performing	01/31/2018	10/02/2017	N/A	0	1	08/02/2017	Owner Occupied	UTD	Yes	Yes	01/31/2017	Not attempting to contact the borrower	The borrower is interested in ACH. The primary reason for delinquency is excessive obligations. The borrower accepted the pre-qualified offer of deferment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	01/31/2017	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2017.  The borrower is interested in ACH.  The primary reason for delinquency is excessive obligations.  The borrower accepted the pre-qualified offer of deferment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: 01/05/2017 comments reflect 100% inspection completed on prior hazard claim.	01/05/2017 comments reflect 100% inspection completed on prior hazard claim.
202679014	Performing	01/31/2018	10/10/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679020	MI ACTIVE	Performing	01/31/2018	10/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679026	Performing	01/31/2018	10/12/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	07/27/2017	Not attempting to contact the borrower	The borrower inquired about refund for insurance.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/27/2017.  The borrower inquired about refund for insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679027	Performing	01/31/2018	10/02/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	02/05/2015	Contact attempts - however unable to contact borrower	The servicer called and spoke with the borrower and advised of the total amount due. The borrower made a promise to pay $1060.44 on 02/15/2015. The borrower verified that the property is owner occupied and intent is to keep and that the property is in good condition. Borrower stated reason for default is due to curtailment of income.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Retention	Yes	1	A insurance claim was filed for cause of loss wind on date of loss 05/26/2017. Comment dated 07/31/2017 reflects that the claim check in amount of $9626.23 was endorsed and released to the borrower via USPS express. The claim was reclassified as enhanced endorse and release as noted on 09/12/2017. The insurance claim check in amount of $7564.98 was mailed to the borrower via USPS express. The servicer contacted the insurance company on 09/19/2017 and left a message to advise they are needing a copy of the adjusters estimate and provided fax number. Comment dated 10/23/2017 reflects enhanced endorse and release claim 45 day follow up letter sent. Comment dated 12/11/2017 reflects 90 day claim follow up and next action required is adjusters report for total claim and final inspection. Unable to verify if the repairs have been started / completed.	Wind	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/05/2015.  The servicer called and spoke with the borrower and advised of the total amount due. The borrower made a promise to pay $1060.44 on 02/15/2015. The borrower verified that the property is owner occupied and intent is to keep and that the property is in good condition. Borrower stated reason for default is due to curtailment of income.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  A insurance claim was filed for cause of loss wind on date of loss 05/26/2017. Comment dated 07/31/2017 reflects that the claim check in amount of $9626.23 was endorsed and released to the borrower via USPS express. The claim was reclassified as enhanced endorse and release as noted on 09/12/2017. The insurance claim check in amount of $7564.98 was mailed to the borrower via USPS express. The servicer contacted the insurance company on 09/19/2017 and left a message to advise they are needing a copy of the adjusters estimate and provided fax number. Comment dated 10/23/2017 reflects enhanced endorse and release claim 45 day follow up letter sent. Comment dated 12/11/2017 reflects 90 day claim follow up and next action required is adjusters report for total claim and final inspection. Unable to verify if the repairs have been started / completed.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679033	Performing	01/31/2018	10/02/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	04/15/2016	Not attempting to contact the borrower	The borrower called in to confirm the receipt of the correct insurance information.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/15/2016.  The borrower called in to confirm the receipt of the correct insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679035	Performing	01/31/2018	10/02/2017	N/A	0	1	12/30/2016	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679039	Performing	01/31/2018	10/16/2017	N/A	0	1	11/13/2017	UTD	UTD	Yes	Yes	12/12/2014	Not attempting to contact the borrower	Spoke to borrower to update the account and was unwilling to provide information necessary to make workout decision. Borrower disconnected the call.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/12/2014.  Spoke to borrower to update the account and was unwilling to provide information necessary to make workout decision. Borrower disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679043	Performing	01/31/2018	10/16/2017	N/A	0	1	11/18/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679049	MI ACTIVE	Performing	01/31/2018	10/20/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	10/20/2017	Not attempting to contact the borrower	The borrower made a fast pay payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/20/2017.  The borrower made a fast pay payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679050	Performing	01/31/2018	10/05/2017	N/A	0	1	02/05/2018	Owner Occupied	UTD	Yes	Yes	02/17/2016	Contact attempts - however unable to contact borrower	The borrower called in and stated is not interested in mortgage assistance and stated only wanted original copy of provided mortgage application and to see if Dodd Frank certificate was received. The agent advised was received on 02/11/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/17/2016.  The borrower called in and stated is not interested in mortgage assistance and stated only wanted original copy of provided mortgage application and to see if Dodd Frank certificate was received. The agent advised was received on 02/11/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679055	Performing	01/31/2018	10/02/2017	N/A	0	1	01/19/2017	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679056	Performing	01/31/2018	10/17/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	05/27/2015	Not attempting to contact the borrower	Authorized third party called to find out information on how to do a notary with a name change issue.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/27/2015.  Authorized third party called to find out information on how to do a notary with a name change issue.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679063	Performing	01/31/2018	12/14/2017	N/A	0	1	12/14/2017	Owner Occupied	UTD	Yes	Yes	02/22/2017	Not attempting to contact the borrower	Agent spoke to borrower, agent confirmed reason for default. Borrower accepted promise to pay for 03/01/2017 in the amount of $1425.78	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/22/2017.  Agent spoke to borrower, agent confirmed reason for default. Borrower accepted promise to pay for 03/01/2017 in the amount of $1425.78
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679064	MI ACTIVE	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679069	Performing	01/31/2018	10/02/2017	N/A	0	1	06/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679071	Performing	01/31/2018	10/02/2017	N/A	0	1	07/13/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comment dated 06/26/2016 reflects that the borrower’s social security number appears on the deceased list as of 12/26/2010.	Comment dated 06/26/2016 reflects that the borrower’s social security number appears on the deceased list as of 12/26/2010.
202679074	MI ACTIVE	Performing	01/31/2018	10/11/2017	N/A	0	1	01/25/2018	UTD	UTD	Yes	Yes	01/13/2017	Not attempting to contact the borrower	Borrower called in to confirm that his current homeowners insurance information was updated. Agent assisted and call ended.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	06/29/2016	Yes	Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/13/2017.  Borrower called in to confirm that his current homeowners insurance information was updated. Agent assisted and call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679081	MI ACTIVE	Performing	01/31/2018	10/05/2017	N/A	0	1	02/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679082	MI ACTIVE	Performing	01/31/2018	10/06/2017	N/A	0	1	02/06/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679089	Performing	01/31/2018	10/12/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679096	Performing	01/31/2018	10/03/2017	N/A	0	1	02/01/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A prior hazard claim in the amount of $4899.74 was closed on 08/18/2017. The claim was classified as non-monitored and endorsed and released. The details of the damage were not noted.	A prior hazard claim in the amount of $4899.74 was closed on 08/18/2017. The claim was classified as non-monitored and endorsed and released. The details of the damage were not noted.
202679098	MI ACTIVE	Performing	01/31/2018	10/09/2017	N/A	0	1	09/08/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679099	Performing	01/31/2018	10/02/2017	N/A	0	1	12/20/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679100	Performing	01/31/2018	10/18/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	01/17/2018	Contact attempts - however unable to contact borrower	The servicer called and spoke with the borrower and advised of the total amount due. The borrower made a promise to pay $640.00 on 1/18/18. The borrower advised that the reason for default is due to grace period.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/18/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/17/2018.  The servicer called and spoke with the borrower and advised of the total amount due. The borrower made a promise to pay $640.00 on 1/18/18. The borrower advised that the reason for default is due to grace period.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679101	Performing	01/31/2018	12/12/2017	N/A	0	1	12/15/2017	UTD	UTD	Yes	Yes	11/04/2016	Not attempting to contact the borrower	The borrower called in on 11/04/2016 regarding setting up the 100% inspection for the hazard claim.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/12/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/04/2016.  The borrower called in on 11/04/2016 regarding setting up the 100% inspection for the hazard claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A prior hazard claim filed for hail damage that occurred on 03/23/2016 and was closed on 11/18/2016 with a 100% inspection.	A prior hazard claim filed for hail damage that occurred on 03/23/2016 and was closed on 11/18/2016 with a 100% inspection.
202679106	Performing	01/31/2018	12/29/2017	N/A	0	1	02/05/2018	Owner Occupied	Good	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679109	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	Owner Occupied	UTD	Yes	Yes	01/02/2015	Not attempting to contact the borrower	The borrower called in requesting to make a payment. The agent advised borrower to mail in the payment as fast pay is locked until system maintenance is completed. The agent noted will monitor for payment until modification is completed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/02/2015	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/02/2015.  The borrower called in requesting to make a payment. The agent advised borrower to mail in the payment as fast pay is locked until system maintenance is completed. The agent noted will monitor for payment until modification is completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679127	Performing	01/31/2018	10/14/2017	N/A	0	1	02/03/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679131	Performing	01/31/2018	10/09/2017	N/A	0	1	01/13/2018	UTD	UTD	Yes	Yes	08/11/2017	Not attempting to contact the borrower	Borrower called in and advised of a hazard insurance claim filed due to damage caused by widlfire on 07/22/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/24/2016	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/11/2017.  Borrower called in and advised of a hazard insurance claim filed due to damage caused by widlfire on 07/22/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: An insurance claim was filed by the borrower for wildfire damage; insurance check was endorsed/returned and claim is not being monitored due to current loan status and damage amount less than $10000.	An insurance claim was filed by the borrower for wildfire damage; insurance check was endorsed/returned and claim is not being monitored due to current loan status and damage amount less than $10000.
202679132	Performing	01/31/2018	10/02/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679137	Performing	01/31/2018	10/14/2017	N/A	0	1	01/16/2018	Owner Occupied	UTD	Yes	Yes	09/14/2016	Not attempting to contact the borrower	The borrower advised that they will make a payment at the branch on 09/22/2017.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/14/2016.  The borrower advised that they will make a payment at the branch on 09/22/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679138	Performing	01/31/2018	10/11/2017	N/A	0	1	08/21/2017	UTD	UTD	Yes	Yes	02/18/2016	Not attempting to contact the borrower	The customer was informed that the loan will meet it’s sixth year anniversary of the HAMP trial period plan on 05/01/2017. The loan will be eligible for the $5,000 incentive as long as the payments continue to be made on time. The Dodd Frank certificate was received on 02/12/2016. As long as all criteria has been met, the earliest the incentive will be applied towards the balance will be on 05/31/2017. The customer understood and had no further questions.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/18/2016.  The customer was informed that the loan will meet it’s sixth year anniversary of the HAMP trial period plan on 05/01/2017.   The loan will be eligible for the $5,000 incentive as long as the payments continue to be made on time.  The Dodd Frank certificate was received on 02/12/2016.  As long as all criteria has been met, the earliest the incentive will be applied towards the balance will be on 05/31/2017.  The customer understood and had no further questions.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679139	Performing	01/31/2018	10/02/2017	N/A	0	1	04/24/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679140	Performing	01/31/2018	10/12/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679141	Performing	01/31/2018	12/25/2017	N/A	0	1	11/23/2017	UTD	UTD	Yes	Yes	12/16/2016	Not attempting to contact the borrower	Borrower called in to see when her payment was due. Agent advised she is next due for 01/2017. No further communication was noted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/25/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2016.  Borrower called in to see when her payment was due. Agent advised she is next due for 01/2017. No further communication was noted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679143	Performing	01/31/2018	10/02/2017	N/A	0	1	11/20/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679144	Performing	01/31/2018	12/01/2017	N/A	0	1	02/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/01/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679146	Performing	01/31/2018	10/16/2017	N/A	0	1	12/14/2017	Owner Occupied	Good	Yes	Yes	03/29/2017	Not attempting to contact the borrower	Borrower accepted a promise to pay and is interested in ACH.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/29/2017.  Borrower accepted a promise to pay and is interested in ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679148	Performing	01/31/2018	10/14/2017	N/A	0	1	01/14/2018	Owner Occupied	Good	Yes	Yes	02/27/2017	Not attempting to contact the borrower	The borrower called in to verify the insurance payment was issued. The borrower was advised a cancellation of non-payment was received and the borrower requested lender placed insurance to be added. The servicer advised it is a process and only when the evidence of insurance is not received. If the borrower doesn’t want to renew with the insurance, then the insurance company needs to be contacted.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/27/2017.  The borrower called in to verify the insurance payment was issued.  The borrower was advised a cancellation of non-payment was received and the borrower requested lender placed insurance to be added.  The servicer advised it is a process and only when the evidence of insurance is not received.  If the borrower doesn’t want to renew with the insurance, then the insurance company needs to be contacted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679149	Performing	01/31/2018	10/02/2017	N/A	0	1	07/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679151	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	Owner Occupied	Good	Yes	Yes	09/23/2017	Not attempting to contact the borrower	The borrower called in confirming payment of $1,682.33 on 09/30/2017 and is asking for a late charge waiver. The agent advised of courtesy waiver once every 12 months. The borrower stated reason for default is due to illness of principal mortgagor.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/23/2017.  The borrower called in confirming payment of $1,682.33 on 09/30/2017 and is asking for a late charge waiver. The agent advised of courtesy waiver once every 12 months. The borrower stated reason for default is due to illness of principal mortgagor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679153	Performing	01/31/2018	10/05/2017	N/A	0	1	12/14/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202679155	Performing	01/31/2018	10/02/2017	N/A	0	1	04/21/2017	UTD	UTD	Yes	Yes	02/23/2015	Not attempting to contact the borrower	The borrower called in and stated received a refund check from old insurance company and wanted to know what to do with it. The agent advised borrower to deposit it into escrow account at local branch then follow up with the mortgage department to request an escrow analysis.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2015.  The borrower called in and stated received a refund check from old insurance company and wanted to know what to do with it. The agent advised borrower to deposit it into escrow account at local branch then follow up with the mortgage department to request an escrow analysis.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679156	Performing	01/31/2018	10/14/2017	N/A	0	1	09/22/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679162	Performing	01/31/2018	12/26/2017	N/A	0	1	10/11/2017	UTD	UTD	Yes	Yes	11/14/2014	Not attempting to contact the borrower	Borrower called to make a payment and advised the borrower that the bankruptcy was discharged. Borrower was then transferred to customer service for further assistance.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	UTD	Comment on 11/14/2014 reflects a discharged bankruptcy but no specifics were provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/26/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/14/2014.  Borrower called to make a payment and advised the borrower that the bankruptcy was discharged. Borrower was then transferred to customer service for further assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comment on 11/14/2014 reflects a discharged bankruptcy but no specifics were provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Linked loans reflect a modification occurred on 12/01/2011.	Linked loans reflect a modification occurred on 12/01/2011.
202679165	Performing	01/31/2018	10/16/2017	N/A	0	1	01/17/2018	Owner Occupied	UTD	Yes	Yes	11/20/2017	Ongoing dialogue with borrower	the borrower confirmed they received the modification documents from the borrower and sent it back on 11/20/2017	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/20/2017	No	Retention	Yes	1	No	No	Comments reflect a prior discharged bankruptcy; however bankruptcy details were not provided.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/20/2017.  the borrower confirmed they received the modification documents from the borrower and sent it back on 11/20/2017
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments reflect a prior discharged bankruptcy; however bankruptcy details were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A payoff quote was completed on 01/17/2018.	A payoff quote was completed on 01/17/2018.
202679171	Performing	01/31/2018	09/29/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	06/27/2017	Not attempting to contact the borrower	Borrower accepted a promise to pay in the amount of $413.59 for 06/30/2017.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	UTD	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/27/2017.  Borrower accepted a promise to pay in the amount of $413.59 for 06/30/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679174	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	03/04/2016	Not attempting to contact the borrower	The borrower called in regards to the changes of the interest rate and was informed that the loan is an ARM.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/04/2016.  The borrower called in regards to the changes of the interest rate and was informed that the loan is an ARM.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679176	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	Owner Occupied	UTD	Yes	Yes	07/29/2016	Not attempting to contact the borrower	The borrower called in to make a payment, noting the reason for delay was due to unemployment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	07/18/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/29/2016.  The borrower called in to make a payment, noting the reason for delay was due to unemployment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679178	Performing	01/31/2018	12/15/2017	N/A	0	1	09/12/2017	Owner Occupied	Excellent	Yes	Yes	03/05/2015	Not attempting to contact the borrower	The borrower called in to schedule a payment for 03/13/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/05/2015.  The borrower called in to schedule a payment for 03/13/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679180	Performing	01/31/2018	10/09/2017	N/A	0	1	11/08/2017	Owner Occupied	UTD	Yes	Yes	04/20/2017	Ongoing dialogue with borrower	The borrower discussed the HAMP documents were received on 03/17/2017 and being processed.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	04/20/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/20/2017.  The borrower discussed the HAMP documents were received on 03/17/2017 and being processed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679181	Performing	01/31/2018	10/13/2017	N/A	0	1	12/11/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679182	Performing	01/31/2018	10/30/2017	N/A	0	1	09/15/2017	Owner Occupied	UTD	Yes	Yes	01/22/2016	Not attempting to contact the borrower	The borrower advised that had reduced income and wanted to know if could get help. The representative advised an application had been received in 2011 and currently has a HAMP Modification and the rate is at 2%. The Modification step rate plan was discussed; and that if plans to modify again, the rate would increase. The borrower then decided not to pursue another modification.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/22/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/22/2016.  The borrower advised that had reduced income and wanted to know if could get help.  The representative advised an application had been received in 2011 and currently has a HAMP Modification and the rate is at 2%.  The Modification step rate plan was discussed; and that if plans to modify again, the rate would increase.  The borrower then decided not to pursue another modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679184	Performing	01/31/2018	10/16/2017	N/A	0	1	02/07/2018	Owner Occupied	UTD	Yes	Yes	01/25/2018	Ongoing dialogue with borrower	Welcome call placed to the borrower. Borrower stated that the reason for default was due to illness of spouse and that they are on FMLA.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/25/2018.  Welcome call placed to the borrower.  Borrower stated that the reason for default was due to illness of spouse and that they are on FMLA.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679191	Performing	01/31/2018	12/30/2017	N/A	0	1	10/20/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/30/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679211	Performing	01/31/2018	10/11/2017	N/A	0	1	01/06/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679212	Performing	01/31/2018	10/30/2017	N/A	0	1	12/06/2017	Occupied-UTD	Excellent	Yes	Yes	11/02/2015	Not attempting to contact the borrower	Borrower stated will make payment on 11/2/2015 for $1979.97.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/02/2015.  Borrower stated will make payment on 11/2/2015 for $1979.97.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202679213	Performing	01/31/2018	10/05/2017	N/A	0	1	02/22/2017	UTD	UTD	Yes	Yes	07/08/2015	Not attempting to contact the borrower	Borrower accepted a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/08/2015.  Borrower accepted a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679215	Performing	01/31/2018	10/12/2017	N/A	0	1	01/13/2018	Owner Occupied	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679217	Performing	01/31/2018	10/03/2017	N/A	0	1	10/23/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679218	Performing	01/31/2018	10/10/2017	N/A	0	1	05/12/2017	UTD	UTD	Yes	Yes	02/17/2016	Not attempting to contact the borrower	The borrower told the client they would like the documents sent to them and did not want to continue the call.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/17/2016.  The borrower told the client they would like the documents sent to them and did not want to continue the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679219	Performing	01/31/2018	10/05/2017	N/A	0	1	12/13/2017	Owner Occupied	UTD	Yes	Yes	08/15/2017	Not attempting to contact the borrower	The borrower received a welcome call and was explained the loss mitigation process. The borrower stated that he will talk with his family and will call back to continue with the review or to opt out.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/15/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/15/2017.  The borrower received a welcome call and was explained the loss mitigation process. The borrower stated that he will talk with his family and will call back to continue with the review or to opt out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679220	Performing	01/31/2018	10/12/2017	N/A	0	1	07/25/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/12/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679221	Performing	01/31/2018	10/11/2017	N/A	0	1	09/29/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679223	Performing	01/31/2018	10/16/2017	N/A	0	1	12/21/2017	Owner Occupied	UTD	Yes	Yes	09/09/2016	Not attempting to contact the borrower	The borrower called in to dispute a payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Forbearance/Workout	08/12/2016	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/09/2016.  The borrower called in to dispute a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 08/12/2016.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower called in to dispute a payment that was applied incorrectly.  The call was transferred to customer care for assistance.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679227	Performing	01/31/2018	12/02/2017	N/A	0	1	11/10/2017	UTD	UTD	Yes	Yes	11/01/2017	Not attempting to contact the borrower	Inbound call from borrower calling in regards to refinance and other options for assistance or fixing interest rate.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	11/01/2017	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/01/2017.  Inbound call from borrower calling in regards to refinance and other options for assistance or fixing interest rate.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679231	Performing	01/31/2018	10/11/2017	N/A	0	1	08/11/2017	UTD	UTD	Yes	Yes	04/29/2015	Not attempting to contact the borrower	Borrower called with a general inquiry.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/29/2015.  Borrower called with a general inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-12326.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/04/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679232	Performing	01/31/2018	10/14/2017	N/A	0	1	06/02/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679235	Performing	01/31/2018	10/07/2017	N/A	0	1	01/09/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/07/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679252	MI ACTIVE	Performing	01/31/2018	10/28/2017	N/A	0	1	10/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The commentary reflects that the loan was previously modified. A recast offer was mailed to the borrower on 05/22/2017.	The commentary reflects that the loan was previously modified. A recast offer was mailed to the borrower on 05/22/2017.
202679253	Performing	01/31/2018	10/16/2017	N/A	0	1	02/06/2018	Owner Occupied	UTD	Yes	Yes	02/01/2017	Not attempting to contact the borrower	Commentary states spoke with borrower regarding total amount due and borrower accepted a promise to pay plan.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	07/12/2016	Yes	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/01/2017.  Commentary states spoke with borrower regarding total amount due and borrower accepted a promise to pay plan.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 01/05/2018.  The dispute type is Written and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower is working with the Department of Justice regarding payment dispute. Borrower does not think that payment is behind.  The borrower accepted an extension on 02/13/2017 and no further information was noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number 09-36169.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/05/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679255	Performing	01/31/2018	12/02/2017	N/A	0	1	10/10/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679269	Performing	01/31/2018	12/16/2017	N/A	0	1	01/22/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679273	MI ACTIVE	Performing	01/31/2018	12/15/2017	N/A	0	1	01/14/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/15/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679274	Performing	01/31/2018	12/02/2017	N/A	0	1	09/29/2017	Owner Occupied	UTD	Yes	Yes	07/25/2017	Not attempting to contact the borrower	Borrower wanted to know why her payment was in suspense and not applied to the account. Agent assisted and call ended.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/25/2017.  Borrower wanted to know why her payment was in suspense and not applied to the account. Agent assisted and call ended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679275	Performing	01/31/2018	10/06/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679290	MI ACTIVE	Performing	01/31/2018	10/17/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679298	Performing	01/31/2018	10/13/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679304	Performing	01/31/2018	12/16/2017	N/A	0	1	02/07/2018	Owner Occupied	Excellent	Yes	Yes	02/02/2018	Not attempting to contact the borrower	Borrower said that daughter normally pays on the account. Borrower tried to call daughter but was unable to reach and the call was disconnected. Borrower promised to pay 1,111.11 on 03/24/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/02/2018.  Borrower said that daughter normally pays on the account. Borrower tried to call daughter but was unable to reach and the call was disconnected. Borrower promised to pay 1,111.11 on 03/24/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679324	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	06/01/2016	Not attempting to contact the borrower	The last contact was made on 6/1/2016, in which the borrower had a payment inquiry.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/01/2016.  The last contact was made on 6/1/2016, in which the borrower had a payment inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679328	Performing	01/31/2018	10/03/2017	N/A	0	1	01/04/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679329	Performing	01/31/2018	10/20/2017	N/A	0	1	10/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/20/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679332	Performing	01/31/2018	12/03/2017	N/A	0	1	10/27/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679333	Performing	01/31/2018	10/02/2017	N/A	0	1	12/06/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679339	Performing	01/31/2018	10/23/2017	N/A	0	1	01/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/23/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679340	Performing	01/31/2018	10/14/2017	N/A	0	1	02/07/2018	Owner Occupied	Good	Yes	Yes	04/09/2015	Not attempting to contact the borrower	Borrower stated will make payment in the amount of 1652.79 on 04/21/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/09/2015.  Borrower stated will make payment in the amount of 1652.79 on 04/21/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679341	Performing	01/31/2018	10/16/2017	N/A	0	1	05/26/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Vacant property remediation 11/9/15.	Vacant property remediation 11/9/15.
202679342	Performing	01/31/2018	12/04/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/04/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679345	Performing	01/31/2018	10/14/2017	N/A	0	1	11/14/2017	Owner Occupied	Excellent	Yes	Yes	11/14/2017	Ongoing dialogue with borrower	Borrower made a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/14/2017.  Borrower made a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679346	Performing	01/31/2018	10/06/2017	N/A	0	1	01/27/2018	Owner Occupied	Excellent	Yes	Yes	08/27/2015	Not attempting to contact the borrower	The borrower called in to schedule a payment for 09/15/2015.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/27/2015.  The borrower called in to schedule a payment for 09/15/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679349	Performing	01/31/2018	10/13/2017	N/A	0	1	07/25/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679350	Performing	01/31/2018	12/05/2017	N/A	0	1	07/07/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679351	Performing	01/31/2018	10/03/2017	N/A	0	1	01/02/2018	UTD	UTD	Yes	Yes	07/07/2015	Not attempting to contact the borrower	The borrower was contacted for payment and was advised the payment was already made.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/07/2015.  The borrower was contacted for payment and was advised the payment was already made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679357	Performing	01/31/2018	10/16/2017	N/A	0	1	08/02/2017	UTD	UTD	Yes	Yes	07/29/2017	Not attempting to contact the borrower	The last contact was made on 7/29/2017, in which the borrower had an insurance inquiry.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	09/22/2015	Yes	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/29/2017.  The last contact was made on 7/29/2017, in which the borrower had an insurance inquiry.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679360	Performing	01/31/2018	09/29/2017	N/A	0	1	03/20/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679362	Performing	01/31/2018	10/02/2017	N/A	0	1	08/03/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679364	Performing	01/31/2018	10/11/2017	N/A	0	1	11/10/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Comments indicate a HAMP recast/reamoritization was completed on 05/25/2017.	Comments indicate a HAMP recast/reamoritization was completed on 05/25/2017.
202679365	Performing	01/31/2018	10/17/2017	N/A	0	1	11/21/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679367	Performing	01/31/2018	09/29/2017	N/A	0	1	01/18/2018	UTD	UTD	Yes	Yes	08/03/2016	Not attempting to contact the borrower	The borrower confirmed that the homeowner’s insurance premium was paid.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/29/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/03/2016.  The borrower confirmed that the homeowner’s insurance premium was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202679368	Performing	01/31/2018	10/16/2017	N/A	0	1	09/06/2017	Occupied-UTD	UTD	Yes	Yes	07/25/2017	Not attempting to contact the borrower	The borrower called in to discuss the account.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/25/2017.  The borrower called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
202679387	Performing	01/31/2018	10/06/2017	N/A	0	1	01/10/2018	UTD	UTD	Yes	Yes	12/11/2017	Ongoing dialogue with borrower	The borrower made a payment via fast pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/06/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/11/2017.  The borrower made a payment via fast pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679388	Performing	01/31/2018	10/24/2017	N/A	0	1	12/28/2017	UTD	UTD	Yes	Yes	08/29/2017	Ongoing dialogue with borrower	The borrower and the client set up a promise to pay.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/24/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/29/2017.  The borrower and the client set up a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679471	Performing	01/31/2018	10/17/2017	N/A	0	1	01/12/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/17/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
																																																																																																																																																																																																ADDITIONAL INFORMATION: REINSTATEMENT RECEIVED FROM XXX FIRE & CASUALTY, NOTICE ISSUE DATE 11/7/2017, NOTICE EFFECTIVE DATE 11/28/2017, POLICY NUMBER 13Q089928, NO LAPSE. HIPC	REINSTATEMENT RECEIVED FROM XXX FIRE & CASUALTY, NOTICE ISSUE DATE XXX NOTICE EFFECTIVE DATE 11/28/2017, POLICY NUMBER XXX NO LAPSE. HIPC
202679516	Performing	01/31/2018	10/05/2017	N/A	0	1	01/20/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679535	Performing	01/31/2018	09/30/2017	N/A	0	1	01/02/2018	Owner Occupied	Excellent	Yes	Yes	10/04/2016	Not attempting to contact the borrower	Servicer spoke to the borrower, borrower accepted promise to pay plan.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/30/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/04/2016.  Servicer spoke to the borrower, borrower accepted promise to pay plan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679539	MI ACTIVE	Performing	01/31/2018	09/19/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/19/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679543	Performing	01/31/2018	10/03/2017	N/A	0	1	01/05/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679576	Performing	01/31/2018	10/26/2017	N/A	0	1	01/19/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 10/26/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The loan was modified prior to the review period.	The loan was modified prior to the review period.
202679578	Performing	01/31/2018	12/05/2017	N/A	0	1	01/12/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 12/05/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: The borrower is receiving HHF payments. Comment dated 12/22/2017 reflects that the Hardest Hit Funds Program enrollment has ended and monthly payment assistance completed.	The borrower is receiving HHF payments. Comment dated 12/22/2017 reflects that the Hardest Hit Funds Program enrollment has ended and monthly payment assistance completed.
202679579	Performing	01/31/2018	12/13/2017	N/A	0	1	09/19/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/13/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679580	Performing	01/31/2018	10/03/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	06/08/2016	Not attempting to contact the borrower	The servicer informed the borrower on 06/08/2016 that the insurance refund was applied to the escrow account.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/08/2016.  The servicer informed the borrower on 06/08/2016 that the insurance refund was applied to the escrow account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679586	Performing	01/31/2018	12/10/2017	N/A	0	1	10/05/2017	UTD	UTD	Yes	Yes	10/13/2015	Not attempting to contact the borrower	The borrower called in and authorized a payment in the amount of $600.00; effective 10/13/2015.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/10/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/13/2015.  The borrower called in and authorized a payment in the amount of $600.00; effective 10/13/2015.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy was filed under Case Number XX-05487.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/15/2015 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: Thecommentary reflects that the loan was previously modified. A recast offer was mailed to the borrower on 09/20/2017.	Thecommentary reflects that the loan was previously modified. A recast offer was mailed to the borrower on 09/20/2017.
202679592	Performing	01/31/2018	10/02/2017	N/A	0	1	10/23/2017	UTD	UTD	Yes	Yes	12/04/2015	Not attempting to contact the borrower	Commentary states borrower called in to advise not yet ready for inspection on property and will call back once property is ready.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/02/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/04/2015.  Commentary states borrower called in to advise not yet ready for inspection on property and will call back once property is ready.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679596	Performing	01/31/2018	10/16/2017	N/A	0	1	01/19/2018	Owner Occupied	UTD	Yes	Yes	08/07/2017	Not attempting to contact the borrower	The servicer called and spoke with borrower 2 who stated has until the 16th of the month to make the payment and disconnected the call.	No	N/A	Weak	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/07/2017.  The servicer called and spoke with borrower 2 who stated has until the 16th of the month to make the payment and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under Case Number XX-57906.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/26/2016 and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679603	Performing	01/31/2018	10/03/2017	N/A	0	1	05/04/2017	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/03/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A HAMP recast effective for 03/01/2017 was completed on 02/24/2017.	A HAMP recast effective for 03/01/2017 was completed on 02/24/2017.
202679611	Performing	01/31/2018	10/05/2017	N/A	0	1	12/14/2017	Owner Occupied	Good	Yes	Yes	06/20/2016	Not attempting to contact the borrower	Borrower made a promise to pay on 06/27/2016 in the amount of $457.33 for 06/27/2016.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/20/2016.  Borrower made a promise to pay on  06/27/2016 in the amount of $457.33 for 06/27/2016.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679626	Performing	01/31/2018	10/05/2017	N/A	0	1	12/07/2017	UTD	UTD	Yes	Yes	12/06/2017	Ongoing dialogue with borrower	The borrower made a payment via check in the amount of $1723.96	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/05/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/06/2017.  The borrower made a payment via check in the amount of $1723.96
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679638	Performing	01/31/2018	10/11/2017	N/A	0	1	01/10/2018	Owner Occupied	UTD	Yes	Yes	Not attempting to contact the borrower	No	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/11/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679650	Performing	01/31/2018	09/25/2017	N/A	0	1	02/07/2018	UTD	UTD	Yes	Yes	Contact attempts - however unable to contact borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 09/25/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679654	Performing	01/31/2018	10/16/2017	N/A	0	1	01/15/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679674	Performing	01/31/2018	10/09/2017	N/A	0	1	12/07/2017	UTD	UTD	Yes	Yes	07/26/2016	Contact attempts - however unable to contact borrower	The borrower inquired about an insurance letter recently received; agent advised insurance documents reflect the borrower’s mailing address and not the property address.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/09/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/26/2016.  The borrower inquired about an insurance letter recently received; agent advised insurance documents reflect the borrower’s mailing address and not the property address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
																																																																																																																																																																																																ADDITIONAL INFORMATION: A prior insurance claim was paid out on 01/26/2015.	A prior insurance claim was paid out on 01/26/2015.
202679683	Performing	01/31/2018	10/31/2017	N/A	0	1	01/31/2018	Owner Occupied	UTD	Yes	Yes	01/22/2018	Not attempting to contact the borrower	Spoke with borrower to go over statement and its differences. Borrower transferred to customer care.	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	10/26/2015	Yes	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/31/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/22/2018.  Spoke with borrower to go over statement and its differences.  Borrower transferred to customer care.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
202679692	Performing	01/31/2018	10/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	12/26/2017	Ongoing dialogue with borrower	The borrower made a fast pay payment.	No	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/16/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/26/2017.  The borrower made a fast pay payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679701	Performing	01/31/2018	09/28/2017	N/A	0	1	01/30/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.  The last payment was received on 09/28/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679708	Performing	01/31/2018	10/14/2017	N/A	0	1	12/18/2017	UTD	UTD	Yes	Yes	12/16/2017	Ongoing dialogue with borrower	The borrower made a payment via mail	No	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 10/14/2017.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/16/2017.  The borrower made a payment via mail
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679711	Performing	01/31/2018	12/02/2017	N/A	0	1	02/02/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/02/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
202679738	Performing	01/31/2018	12/16/2017	N/A	0	1	01/16/2018	UTD	UTD	Yes	Yes	Not attempting to contact the borrower	N/A	Yes	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 02/01/2018.  The last payment was received on 12/16/2017.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516844	2018-03-01	Current	Performing	02/28/2018	Excessive Obligations	0	1	05/09/2018	UTD	UTD	Yes	N/A	04/11/2018	Ongoing dialogue with borrower	Borrower called to discuss increased payment, was advise of escrow increase causing a shortage.	No	Good	Temporary	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	Yes	1	No	Yes	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/11/2018.  Borrower called to discuss increased payment, was advise of escrow increase causing a shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516853	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	05/10/2018	UTD	UTD	Yes	N/A	09/27/2017	Contact attempts - however unable to contact borrower	Spoke to borrower regarding late payment, borrower states currently in a meeting and cannot discuss.	No	Fair	UTD	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	08/15/2017	No	Retention	Yes	1	Yes	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/27/2017.  Spoke to borrower regarding late payment, borrower states currently in a meeting and cannot discuss.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on 02/02/2015.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed 06/11/2015.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516861	2018-03-01	Current	Performing	02/28/2018	N/A	0	1	05/10/2018	UTD	UTD	Yes	N/A	04/10/2017	Contact attempts - however unable to contact borrower	The borrower called in with questions related to the modification notarization.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	04/10/2017	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/10/2017.  The borrower called in with questions related to the modification notarization.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516873	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	05/04/2018	UTD	UTD	Yes	N/A	04/13/2018	Contact attempts - however unable to contact borrower	The borrower promised to pay $2,498.12 on 04/17/2018 via Speedpay.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/13/2018.  The borrower promised to pay $2,498.12 on 04/17/2018 via Speedpay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516886	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	Unable to Contact Borrower	30	1	03/21/2018	Occupied-UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	Yes	1	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
203516897	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	Unable to Contact Borrower	30	1	05/10/2018	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516899	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	05/10/2018	UTD	UTD	Yes	N/A	02/23/2018	Not attempting to contact the borrower	The borrower called in about a payment made today in the amount of $1500.00 and will be received Monday. The borrower stated the payment was sent to prior servicer.	No	Fair	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	02/23/2018	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2018.  The borrower called in about a payment made today in the amount of $1500.00 and will be received Monday. The borrower stated the payment was sent to prior servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516903	2018-03-01	Current	Performing	02/28/2018	N/A	0	1	05/03/2018	UTD	UTD	Yes	N/A	05/03/2018	Ongoing dialogue with borrower	The borrower scheduled a one-time payment for 05/19/2018.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	Yes	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/03/2018.  The borrower scheduled a one-time payment for 05/19/2018.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516907	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	Curtailment of Income	30	1	05/09/2018	Occupied-UTD	UTD	Yes	N/A	01/22/2018	Contact attempts - however unable to contact borrower	The representative advised of the total amount due, fees and processed payment.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	09/25/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/22/2018.  The representative advised of the total amount due, fees and processed payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
203516909	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	05/09/2018	Occupied-UTD	UTD	Yes	N/A	01/22/2018	Not attempting to contact the borrower	The borrower was transferred from loss mitigation, stating they believe they are not behind on the loan. A payoff statement was requested along with a copy of their prior modification.	No	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other Modification	01/22/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/22/2018.  The borrower was transferred from loss mitigation, stating they believe they are not behind on the loan. A payoff statement was requested along with a copy of their prior modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
203516910	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	05/04/2018	Owner Occupied	UTD	Yes	N/A	08/31/2017	Not attempting to contact the borrower	The co-borrower called and authorized a one time draft in the amount of $2361.12	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/31/2017.  The co-borrower called and authorized a one time draft in the amount of  $2361.12
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
203516912	2018-03-01	Current	Performing	02/28/2018	UTD	0	1	05/03/2018	Owner Occupied	Poor	Yes	N/A	02/28/2018	Ongoing dialogue with borrower	The borrower authorized a payment in the amount of $1823.32.	No	Good	UTD	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/28/2018.  The borrower authorized a payment in the amount of $1823.32.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is poor.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
203516913	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	05/10/2018	UTD	UTD	Yes	N/A	04/04/2017	Contact attempts - however unable to contact borrower	The borrower called and was referred to bankruptcy.	No	Poor	UTD	Strong	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/04/2017.  The borrower called and was referred to bankruptcy.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516915	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	05/09/2018	Owner Occupied	UTD	Yes	N/A	11/24/2017	Contact attempts - however unable to contact borrower	The borrower authorized a payment in the amount of $2019.67.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/24/2017.  The borrower authorized a payment in the amount of $2019.67.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
203516917	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	Curtailment of Income	30	1	05/10/2018	UTD	UTD	Yes	N/A	12/18/2017	Contact attempts - however unable to contact borrower	Representative advised the borrower of the total amount due and fees. Borrower made a payment to be scheduled for 12/26/2017.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/18/2017.  Representative advised the borrower of the total amount due and fees.  Borrower made a payment to be scheduled for 12/26/2017.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516919	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	05/09/2018	Owner Occupied	UTD	Yes	N/A	02/22/2018	Ongoing dialogue with borrower	The borrower authorized a payment in the amount of $915.88; effective 03/02/2018. The borrower was also educated on the reset program.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/22/2018.  The borrower authorized a payment in the amount of $915.88; effective 03/02/2018. The borrower was also educated on the reset program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
203516920	2018-03-01	Current	Performing	02/28/2018	N/A	0	1	05/11/2018	UTD	UTD	Yes	N/A	02/22/2018	Contact attempts - however unable to contact borrower	Borrower made a promise to make a payment on 02/27/2018. Representative discussed documentation required for loss mitigation review.	No	Good	N/A	Weak	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	02/22/2018	No	Retention	Yes	1	No	No	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for 03/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/22/2018.  Borrower made a promise to make a payment on 02/27/2018.  Representative discussed documentation required for loss mitigation review.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516922	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	05/11/2018	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516924	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	Curtailment of Income	30	1	05/07/2018	Owner Occupied	UTD	Yes	N/A	01/19/2018	Not attempting to contact the borrower	The borrower was called regarding loss mitigation application and documents needed for review. The borrower promised to send via fax.	No	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/19/2018.  The borrower was called regarding loss mitigation application and documents needed for review. The borrower promised to send via fax.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
203516926	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	04/20/2018	Owner Occupied	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
203516929	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	05/10/2018	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516930	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	Unable to Contact Borrower	30	1	05/10/2018	Owner Occupied	UTD	Yes	N/A	12/27/2017	Contact attempts - however unable to contact borrower	Representative advised of the payment options.	No	Fair	Temporary	Moderate	No	No	No	No	Yes	No	No	No	No	No	No	No	No	No	No	No	Yes	Other	08/29/2017	No	Retention	No	No	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/27/2017.  Representative advised of the payment options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
203516932	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	05/07/2018	Owner Occupied	UTD	Yes	N/A	Not attempting to contact the borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
203516933	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	05/10/2018	UTD	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Poor	UTD	Strong	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
203516936	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	Illness - Mortgagor	30	1	05/01/2018	Owner Occupied	UTD	Yes	N/A	05/22/2017	Contact attempts - however unable to contact borrower	Representative advised that payment was received on 05/19/2017 and discussed current workout and documents.	No	Fair	Temporary	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Yes	HAMP Mod	05/22/2017	No	Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/22/2017.  Representative advised that payment was received on 05/19/2017 and discussed current workout and documents.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is illness - mortgagor.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
203516938	2018-02-01	Delinquent 30 Days	Delinquent	02/28/2018	UTD	30	1	05/10/2018	Owner Occupied	UTD	Yes	N/A	Contact attempts - however unable to contact borrower	No	Yes	Fair	UTD	Moderate	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	No	Non-Retention	No	No	No	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for 02/01/2018.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A